UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2023

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2023 ANNUAL REPORT

December 31, 2023

AHL MANAGED FUTURES STRATEGY FUND

AHL MULTI-ALTERNATIVES FUND

AHL TARGETRISK FUND

AHL 1223

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

AHL MANAGED FUTURES STRATEGY FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

AHL MULTI-ALTERNATIVES FUND

Derivative instruments may be highly sensitive to market factors, have less liquidity than other investments and involve the potential for losses to exceed the amount invested. Diversification does not assure a profit nor protect against loss. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign and emerging markets may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

AHL TARGETRISK FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Quantitative models may not perform as expected and may result in losses for the Fund. Investments in high-yield securities (commonly referred to as “junk bonds”) are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In a period of sustained deflation, inflation index-linked securities may not pay any income and may suffer a loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund.

Please see the prospectus for a complete discussion of each Fund’s risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2023

Additional Information	Back Cover

President’s Message

Dear Shareholders,

In the words of Theodor Seuss Geisel, the beloved children’s author and cartoonist known as Dr. Seuss, “Only you can control your future.”

While we as individuals cannot control everything that’s happening in the world around us or within the global economy and markets, we can take steps to diversify our risk exposure as we seek to preserve and grow our personal savings. By making prudent adjustments to our investment portfolios with the help of trusted financial professionals, we may be better positioned to withstand the negative financial forces we’re likely to encounter in our lifetime – especially during periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies to help you potentially collect the fruits of your labor over the fullness of time. We work diligently to cultivate relationships with the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

Alternative Investments Market Overview

December 31, 2023 (Unaudited)

During the 12-month period ended December 31, 2023, in which remarkable market dynamics were at play, the S&P 500® Index posted returns of 26.3% and government bond yields reached levels not seen since the Global Financial Crisis of 2007-2009 before retreating near year end. The “Magnificent Seven” – consisting of Apple, Inc.; Amazon.com, Inc.; Alphabet, Inc.; NVIDIA Corp.; Meta Platforms, Inc.; Microsoft Corp. and Tesla, Inc. – stood out on the 2023 stage and drove much of the equity performance. For the year, the Nasdaq Composite Index® marked an impressive gain of 44.6%.

Nonetheless, the financial landscape of 2023 was not without turbulence. A regional banking crisis unfolded in March, instigated by a succession of losses on bond portfolios and aggressive bank runs, culminating in the failure of four U.S. regional banks. Silicon Valley Bank (“SVB”) and First Republic Bank were the most prominent of the failures, which sent shockwaves throughout the banking system. Although the Federal Reserve (“Fed”) intervened on a Friday, its implementation was delayed until the following Monday, enabling SVB depositors to withdraw cash throughout the weekend – an unforeseen repercussion of 24-hour banking that hastened the bank’s collapse. Concerned that this might be the canary in another global financial crisis coal mine, investors fled from equities to the perceived safety of bonds. However, this effect was short-lived. Despite renewed tensions in the Middle East, a U.S. credit downgrade and debt-ceiling concerns, risk assets powered ahead from a narrow, technology-led base.

Ultimately, the Fed and larger creditors like JPMorgan Chase & Co. stepped up to help, providing emergency loans, acquiring assets and reassuring the public. As a result, interest rates stabilized and a higher-for-longer narrative surrounding interest rates emerged. This sentiment changed as the conclusion of 2023 was marked by dovish signals from the Fed and a potential pivot in fiscal policy to reduce interest rates in 2024.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned -4.20% for the twelve months ended December 31, 2023.

Comparison of Change in Value of a $10,000 Investment for the period from 8/19/2014 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	Since Inception (8/19/2014)	Value of $10,000 8/19/2014- 12/31/2023
R5 Class (1,4)	AHLIX	(3.85)%	5.73%	5.63%	5.04%	$15,856
Y Class (1,4)	AHLYX	(3.99)%	5.66%	5.55%	4.96%	$15,737
Investor Class (1,4)	AHLPX	(4.20)%	5.32%	5.24%	4.65%	$15,301
A without Sales Charge (1,2,4)	AHLAX	(4.21)%	5.39%	5.26%	4.65%	$15,307
A with Sales Charge (1,2,4)	AHLAX	(9.70)%	3.35%	4.02%	3.99%	$14,427
C without Sales Charge (1,2,4)	AHLCX	(4.79)%	4.64%	4.50%	3.99%	$14,429
C with Sales Charge (1,2,4)	AHLCX	(5.79)%	4.64%	4.50%	3.99%	$14,429

ICE BofA US 3-Month Treasury Bill Index (3)		5.01%	2.15%	1.88%	1.33%	$11,321

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 and Investor Class of the Fund was waived from Fund inception through 2022. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception, partially recovered in 2019 and waived in 2020 through 2022. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. A portion of the fees charged to the A and C Class of the Fund was waived from Fund inception, partially recovered in 2019 and waived in 2020 through 2022. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2023 (Unaudited)

performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the since inception return would have been 4.98% with and without Sales Charge.

3.

ICE BofA US 3-Month Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.49%, 1.56%, 1.84%, 1.80%, and 2.53%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the period, all four asset classes negatively detracted from performance led by commodities, equities, currencies, and fixed income. Commodities generated the greatest losses for the Fund in 2023, with precious metals such as silver and gold being the greatest detractors. Bad weather in Africa, on the other hand, propelled cocoa prices to multi-decade highs, generating one of the top performing trends of the year along with a long position in sugar, which added further gains.

Equities trading generated a loss overall in 2023, driven primarily by losses in the first and third quarters due to exposure to Russell 2000 and Canada’s TSX 60 indices. Taiwan provided a notable exception, however, with the Fund profiting from a long position in the FTSE Taiwan Index as the country’s chipmakers thrived in the artificial intelligence boom. A long position in the Tokyo Stock Exchange index was also profitable.

Trading in Currencies detracted slightly during the year with mixed performance among different currencies. Japan’s accommodative monetary policy relative to other countries was bearish for the Japanese yen, leading to declines versus the U.S. dollar, and contributing positively for the Fund. Additionally, the Mexican peso gained against the U.S. dollar from attractive interest-rate and strong economic fundamentals, which was additive to the Fund.

Fixed income trading generated losses in the first and fourth quarters, caused by reversals associated with the Silicon Valley Bank flight-to-quality event and the end of the “higher-for-longer” narrative, respectively. In aggregate, trading in U.S. fixed income was profitable because of the extended downward trend mid-year, during the “higher-for-longer” phase, while European and Japanese bonds were more range bound and generated losses.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global equities, fixed income, currency, and commodity futures markets; seeking to achieve the Fund’s objective of capital growth.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Active Exposures By Asset Class
Commodities		% of VaR	*
Natural Gas	Short	9.1
Corn	Short	2.1
Coffee	Long	1.7
Gold	Long	1.6
Cocoa	Long	1.1

Currencies		% of VaR	*
BRL/USD	Long	4.6
MXN/USD	Long	4.0
GBP/USD	Long	2.5
AUD/USD	Long	2.2
NZW/USD	Long	1.5

Equities		% of VaR	*
S&P 500 Index	Long	5.9
Korean Kospi Index	Long	4.8
Australian SPI 200 Index	Long	3.9
DAX Index	Long	3.5
NASDAQ 100 Index	Long	3.5

Fixed-Income		% of VaR	*
Japanese Bonds	Long	2.9
Euro-BUND	Long	1.5
Euro-BUXL	Long	0.9
Euro-BOBL	Long	0.9
Australian Bonds	Long	0.8

Asset Class Exposure		% of VaR	*
Equities		52.9
Currencies		19.3
Commodities		16.7
Fixed Income		11.0

Top 10 Exposures		% of VaR	*
Natural Gas	Short	9.1
S&P 500 Index	Long	5.9
Korean Kospi Index	Long	4.8
BRL/USD	Long	4.6
MXN/USD	Long	4.0
Australian SPI 200 Index	Long	3.9
DAX Index	Long	3.5
NASDAQ 100 Index	Long	3.5
Euro-STOXX	Long	3.3
Japanese Bonds	Long	2.9

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon AHL Multi-Alternatives FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Y Class of the American Beacon AHL Multi-Alternatives Fund (the “Fund”) returned 3.51% for the period beginning August 17, 2023, and ending December 31, 2023.

Comparison of Change in Value of a $100,000 Investment for the period from 8/17/2023 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	3 Months	Since Inception (8/17/2023)	Value of $10,000 8/17/2023- 12/31/2023
Y Class (1,3)	AHMYX	1.98%	3.51%	$103,511
A without Sales Charge (1,2,3)	AHMAX	1.88%	3.41%	$103,411
A with Sales Charge (1,2,3)	AHMAX	(3.98)%	(2.53)%	$97,466
C without Sales Charge (1,2,3)	AHMCX	1.69%	3.11%	$103,111
C with Sales Charge (1,2,3)	AHMCX	0.69%	2.11%	$102,111
R6 Class (1,3)	AHMRX	2.08%	3.61%	$103,612

ICE BofA US 3-Month Treasury Bill Index (4)		1.37%	2.05%	$102,054

1.

Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.	A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C, and R6 Class shares were 1.77%, 2.02%, 2.77%, and 1.67%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon AHL Multi-Alternatives FundSM

Performance Overview

December 31, 2023 (Unaudited)

4.

The ICE BofA US 3-Month Treasury Bill Index is designed to measure the total return on cash, including price and interest income, based on short-term government Treasury bills of about 90-day maturity. ICE BOFA US 3-MONTH TREASURY BILL INDEX (THE “INDEX”) IS A PRODUCT OF ICE DATA INDICES, LLC (“ICE DATA”) AND IS USED WITH PERMISSION. ICE® IS A REGISTERED TRADEMARK OF ICE DATA OR ITS AFFILIATES, AND BOFA®IS A REGISTERED TRADEMARK OF BANK OF AMERICA CORPORATION LICENSED BY BANK OF AMERICA CORPORATION AND ITS AFFILIATES (“BOFA”) AND MAY NOT BE USED WITHOUT BOFA’S PRIOR WRITTEN APPROVAL. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. INCLUSION OF A SECURITY WITHIN AN INDEX IS NOT A RECOMMENDATION BY ICE DATA TO BUY, SELL, OR HOLD SUCH SECURITY, NOR IS IT CONSIDERED TO BE INVESTMENT ADVICE. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND AMERICAN BEACON FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES. One cannot directly invest in an index.

The below commentary covers the period beginning October 1st through December 31st, 2023. During the period, three asset classes positively contributed to performance led by Equities, Fixed Income, and Credit. Detractors during the period were Commodities and Currencies. Equities were the top performing asset class with positions in the S&P 500 and Nasdaq 100 Indices driving gains as markets reacted positively to the potential dovish pivot of the U.S. Federal Reserve (“Fed”). Fixed Income contributed positively with yields falling across the board as the Fed’s ‘higher-for-longer’ narrative dissipated. Longer-dated U.S. treasuries led the way, while positions in 10-year Italian and UK bonds were also additive. Credit positions in European and U.S. High Yield indices were also additive as yield spreads compressed. Commodities detracted, as gains from several inflation-linked bond positions were more than offset by losses in commodities, driven by both trend models and the long commodity index position. Within Commodities, precious metals struggled with gold and silver bearing losses. Currencies trading inflicted losses over the period, as long positions in the U.S. dollar led the detraction. Asian currency pairs traded against the U.S. dollar detracted, led by short positions in the Japanese yen and the Korean won, as the former strengthened in-line with Bank of Japan governor Kazuo Ueda’s reported willingness to pivot from the prevailing ultra-low monetary policy.

Looking forward, the Fund’s sub-advisor will continue to implement its strategy by combining two strategies; (1) capitalizing on price trends (up or down) in a broad range of global equities, fixed income, currency, and commodity futures markets and (2) investing in a broad range of global equities, fixed income, credit, and commodity markets utilizing a targeted risk profile; seeking to achieve the Fund’s objective of capital growth.

American Beacon AHL Multi-Alternatives FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Active Exposures By Asset Class
Commodities		% of VaR	*
BBG Commodity ex-Agriculturals Index	Long	5.8
Natural Gas	Short	5.4
Corn	Short	1.3
Gold	Long	1.1
Coffee	Long	1.0

Credit		% of VaR	*
U.S. 5-year CDX Index	Long	1.3

Currencies		% of VaR	*
BRL/USD	Long	2.9
MXN/USD	Long	2.5
GBP/USD	Long	1.6
AUD/USD	Long	1.4
NZW/USD	Long	0.9

Equities		% of VaR	*
S&P 500 Index	Long	6.8
NASDAQ Index	Long	4.1
Orean Kospi Index Index	Long	4.1
Australian SPI 200 Index	Long	3.6
Euro-STOXX	Long	3.4

Fixed-Income		% of VaR	*
U.S. Treasuries	Long	5.3
U.K. Gilts	Long	2.7
Japanese Bonds	Long	2.4
Euro-BUND	Long	1.5
Australian Bonds	Long	1.1

Asset Class Exposure		% of VaR	*
Equities		54.4
Fixed Income		21.4
Commodities		11.5
Currencies		11.0
Credit		1.8

Top 10 Exposures		% of VaR	*
S&P 500 Index	Long	6.8
BBG Commodity ex-Agriculturals Index	Long	5.8
Natural Gas	Short	5.4
U.S. Treasuries	Long	5.3
NASDAQ 100 Index	Long	4.1
Korean Kospi Index	Long	4.1
Australian SPI 200 Index	Long	3.6
Euro-STOXX	Long	3.4
Tokyo Stock Exchange Index	Long	3.3
DAX Index	Long	3.3

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon AHL TargetRisk FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon AHL TargetRisk Fund (the “Fund”) returned 13.48% for the twelve months ended December 31, 2023.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2018 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	Since Inception (12/31/2018)	Value of $10,000 12/31/2018- 12/31/2023
R5 Class (1,3)	AHTIX	13.92%	2.68%	7.77%	7.77%	$14,535
Y Class (1,3)	AHTYX	13.77%	2.61%	7.70%	7.70%	$14,489
Investor Class (1,3)	AHTPX	13.48%	2.31%	7.40%	7.40%	$14,291
A without Sales Charge (1,2,3)	AHTAX	13.25%	2.33%	7.42%	7.42%	$14,300
A with Sales Charge (1,2,3)	AHTAX	6.79%	0.33%	6.15%	6.15%	$13,478
C without Sales Charge (1,2,3)	AHACX	12.59%	1.61%	6.71%	6.71%	$13,834
C with Sales Charge (1,2,3)	AHACX	11.59%	1.61%	6.71%	6.71%	$13,834

60% MSCI® World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD) (4)		17.26%	4.82%	9.05%	9.05%	$15,420
MSCI® World Index (Hedged to USD) (4)		24.30%	9.37%	13.93%	13.93%	$19,199
Bloomberg Global-Aggregate Total Return Index Value Hedged USD (4)		7.15%	(2.11)%	1.40%	1.39%	$10,717

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund has been waived since Fund inception. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2020. A portion of the fees charged to the A and

American Beacon AHL TargetRisk FundSM

Performance Overview

December 31, 2023 (Unaudited)

C Class of the Fund was waived from Fund inception through 2020 and from 2022 through 2023. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2020 and from 2022 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance for the five-year and since inception periods represents the returns achieved by the Investor Class from 12/31/2018 up to the 4/30/2019 inception date of the A and C Classes and returns of the A and C Classes since 4/30/2019. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 12/31/2018.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.08%, 1.11%, 1.41%, 1.33%, and 2.10%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

4.

The AHL TargetRisk Fund’s annual total return is compared to the TargetRisk Composite Index, which combines the returns of the MSCI World Index (Hedged to USD) and the Bloomberg Global-Aggregate Total Return Index (Hedged to USD) in a 60%/40% proportion. The MSCI World Index (Hedged to USD) represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and its local performance is calculated in 13 different currencies, including the Euro. The MSCI© information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. The Bloomberg Global-Aggregate Total Return Index (Hedged to USD) is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

During the period, three asset classes contributed positively to Fund performance while only one asset class’s performance was slightly down. The top contributing asset class was Equities driven by positions in the S&P 500 and Nasdaq 100 Indices on positive market sentiment surrounding the potential dovish pivot from the U.S. Federal Reserve (Fed). The next top contributing asset class during the period was Credit, in particular the European 5-year Crossover iTraxx Index and U.S. High Yield CDX Index positions were the most additive. Fixed Income positions contributed during the period, specifically U.S. Treasuries which led due to yields falling and the Fed narrative of “higher for longer” beginning to dissipate. Additional positive contribution resulted from positions in 10-year Italian bonds and U.K. Gilts. Within the Inflation asset class, the Bloomberg Commodity ex-Agriculture Index generated losses, but not enough to offset the positive performance of other asset classes during the period.

The exposure of the Fund adapted to the prevailing market conditions throughout the year. The risk management overlays deactivated in the fourth quarter and allowed the Fund to benefit from the market rally.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to maintain its targeted risk profile, by investing in a broad range of global equities, fixed income, credit, and commodity markets; seeking to achieve the Fund’s objective of capital growth.

American Beacon AHL TargetRisk FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Ten Exposures			% of VaR	*
BBG Commodity ex-Agriculturals Index			14.0
U.S. Treasuries			12.4
S&P 500 Index			7.2
Tokyo Stock Exchange Index			5.3
S&P TSX 60 Index			4.7
U.K. Gilts			4.4
NASDAQ 100 Index			4.3
Nikkei Index			3.8
FTSE 100 Index			3.6
Euro-BUND			3.1

3-Year Risk Summary			Fund
Sharpe Ratio			0.05
Standard Deviation			10.95

Asset Class Exposure	Net	(%)	% of VaR	*
Stock Indices	65.6		48.4
Bonds	48.4		22.2
Inflation	33.0		20.3
Credits	76.7		9.1

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2023 through December 31, 2023 for the AHL Managed Futures Strategy Fund and AHL TargetRisk Fund and from August 17, 2023 through December 31, 2023 for the AHL Multi-Alternatives Fund.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

American Beacon AHL Managed Futures Strategy Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023-12/31/2023*
R5 Class
Actual	$1,000.00	$968.00	$7.74
Hypothetical**	$1,000.00	$1,017.34	$7.93
Y Class
Actual	$1,000.00	$967.60	$8.33
Hypothetical**	$1,000.00	$1,016.74	$8.54
Investor Class
Actual	$1,000.00	$965.50	$9.56
Hypothetical**	$1,000.00	$1,015.48	$9.80
A Class
Actual	$1,000.00	$966.50	$9.57
Hypothetical**	$1,000.00	$1,015.48	$9.80
C Class
Actual	$1,000.00	$962.90	$12.96
Hypothetical**	$1,000.00	$1,012.00	$13.29

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.56%, 1.68%, 1.93%, 1.93%, and 2.62% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon AHL Multi-Alternatives Fund

	Beginning Account Value 8/17/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 8/17/2023-12/31/2023*
Y Class**
Actual	$1,000.00	$1,035.10	$5.04
Hypothetical***	$1,000.00	$1,013.68	$4.99
A Class**
Actual	$1,000.00	$1,034.10	$5.91
Hypothetical***	$1,000.00	$1,012.82	$5.85
C Class**
Actual	$1,000.00	$1,031.10	$8.74
Hypothetical***	$1,000.00	$1,010.02	$8.65
R6 Class**
Actual	$1,000.00	$1,035.10	$4.66
Hypothetical***	$1,000.00	$1,014.05	$4.62

*

Expenses are equal to the Fund’s annualized expense ratios for the fiscal period of 1.33%, 1.56%, 2.31%, and 1.23% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal period (136) by days in the year (365) to reflect the fiscal period.

**	Commencement operations on August 17, 2023.
***	5% return before expenses.

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

American Beacon AHL TargetRisk Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023-12/31/2023*
R5 Class
Actual	$1,000.00	$1,063.10	$5.46
Hypothetical**	$1,000.00	$1,019.91	$5.35
Y Class
Actual	$1,000.00	$1,062.70	$5.93
Hypothetical**	$1,000.00	$1,019.46	$5.80
Investor Class
Actual	$1,000.00	$1,060.80	$7.17
Hypothetical**	$1,000.00	$1,018.25	$7.02
A Class
Actual	$1,000.00	$1,059.50	$8.51
Hypothetical**	$1,000.00	$1,016.94	$8.34
C Class
Actual	$1,000.00	$1,056.90	$11.04
Hypothetical**	$1,000.00	$1,014.47	$10.82

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.05%, 1.14%, 1.38%, 1.64%, and 2.13% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund, and American Beacon AHL TargetRisk Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund, and American Beacon AHL TargetRisk Fund (three of the funds constituting American Beacon Funds hereafter collectively referred to as the “Funds”) as of December 31 2023, the related statements of operations and statement of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
American Beacon AHL Managed Futures Strategy Fund	For the year ended December 31, 2023.	For each of the two years in the period ended December 31, 2023.	For each of the two years in the period ended December 31, 2023.

American Beacon AHL Multi-Alternatives Fund	For the period August 17, 2023 (commencement of operations) through December 31, 2023.	For the period August 17, 2023 (commencement of operations) through December 31, 2023.	For the period August 17, 2023 (commencement of operations) through December 31, 2023.

American Beacon AHL TargetRisk Fund	For the year ended December 31, 2023.	For each of the two years in the period ended December 31, 2023.	For each of the two years in the period ended December 31, 2023.

The financial statements of American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 88.50%

U.S. Treasury Obligations - 88.50%
U.S. Treasury Bills,
5.481%, Due 1/11/2024A	$150,000,000	$149,803,994
5.473%, Due 1/18/2024	150,000,000	149,647,908
5.478%, Due 1/25/2024A	230,000,000	229,225,198
5.473%, Due 2/8/2024A	200,000,000	198,916,850
5.466%, Due 2/15/2024A	200,000,000	198,718,866
5.499%, Due 2/22/2024A	210,000,000	208,438,906
5.505%, Due 3/14/2024A	235,000,000	232,561,405
5.517%, Due 3/21/2024A	55,000,000	54,373,384
5.536%, Due 4/4/2024A	250,000,000	246,641,668
5.537%, Due 4/11/2024A	250,000,000	246,398,610
5.527%, Due 4/18/2024A	60,000,000	59,074,049
5.519%, Due 4/25/2024A	260,000,000	255,740,485
5.436%, Due 5/2/2024A	235,000,000	230,926,489
5.408%, Due 5/9/2024A	150,000,000	147,259,644
5.374%, Due 5/16/2024	175,000,000	171,644,594

Total Short-Term Investments (Cost $2,778,444,550)		2,779,372,050

TOTAL INVESTMENTS - 88.50% (Cost $2,778,444,550)		2,779,372,050
OTHER ASSETS, NET OF LIABILITIES - 11.50%		361,128,745

TOTAL NET ASSETS - 100.00%		$3,140,500,795

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on December 31, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	47	March 2024	$4,630,618	$4,571,338	$(59,280)
COMEX Gold 100 Troy Ounces FuturesA	520	February 2024	106,997,677	107,733,600	735,923
COMEX Silver FuturesA	249	March 2024	31,806,728	29,987,070	(1,819,658)
ICE Gas Oil FuturesA	246	January 2024	19,535,377	18,468,450	(1,066,927)
ICE Gas Oil FuturesA	3	February 2024	231,005	222,675	(8,330)
LME Copper FuturesA	222	January 2024	47,193,038	47,111,175	(81,863)
LME Copper FuturesA	32	March 2024	6,916,361	6,844,400	(71,961)
LME Lead FuturesA	212	January 2024	11,511,242	10,834,525	(676,717)
LME Lead FuturesA	508	February 2024	28,629,029	26,193,750	(2,435,279)
LME Lead FuturesA	8	March 2024	416,909	414,500	(2,409)
LME Nickel FuturesA	20	January 2024	2,008,426	1,972,200	(36,226)
LME Primary Aluminum FuturesA	1,622	January 2024	90,005,629	95,353,325	5,347,696
LME Primary Aluminum FuturesA	1,225	February 2024	70,351,865	72,550,625	2,198,760
LME Primary Aluminum FuturesA	681	March 2024	40,436,440	40,536,525	100,085
LME Zinc FuturesA	574	January 2024	36,961,122	37,927,050	965,928
LME Zinc FuturesA	487	February 2024	30,957,803	32,379,413	1,421,610
LME Zinc FuturesA	535	March 2024	35,056,859	35,624,313	567,454
NYBOT CSC C Coffee FuturesA	805	March 2024	56,671,651	56,843,063	171,412
NYBOT CSC Cocoa FuturesA	1,224	March 2024	48,230,467	51,359,040	3,128,573
NYMEX NY Harbor ULSD FuturesA	51	January 2024	5,785,543	5,416,904	(368,639)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	149	January 2024	13,775,461	13,181,225	(594,236)

			$688,109,250	$695,525,166	$7,415,916

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	2,923	March 2024	$200,273,310	$199,655,515	$(617,795)
CME British Pound Currency Futures	3,694	March 2024	291,090,147	294,388,713	3,298,566
CME Canadian Dollar Currency Futures	2,049	March 2024	154,944,336	154,955,625	11,289
CME Euro Foreign Exchange Currency Futures	647	March 2024	89,749,507	89,569,063	(180,444)
CME Mexican Peso Currency Futures	9,444	March 2024	268,461,270	275,009,280	6,548,010
CME New Zealand Dollar Currency Futures	2,096	March 2024	131,616,648	132,519,600	902,952
CME Swiss Franc Currency Futures	352	March 2024	52,302,583	52,712,000	409,417
NYBOT FINEX U.S. Dollar Index Futures	364	March 2024	37,726,099	36,774,556	(951,543)

			$1,226,163,900	$1,235,584,352	$9,420,452

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	904	March 2024	$153,337,903	$152,295,355	$(1,042,548)
CME e-Mini NASDAQ 100 Index Futures	521	March 2024	169,412,557	177,384,870	7,972,313
CME e-Mini Russell 2000 Index Futures	770	March 2024	78,162,945	78,836,450	673,505
CME e-Mini Standard & Poor’s 500 Index Futures	1,603	March 2024	375,301,427	386,323,000	11,021,573
Eurex DAX Index Futures	533	March 2024	249,655,336	248,792,527	(862,809)
Eurex EURO STOXX 50 Index Futures	4,710	March 2024	238,136,322	236,218,065	(1,918,257)
Euronext CAC 40 10 Index Futures	1,419	January 2024	118,703,035	118,349,473	(353,562)
ICE FTSE 100 Index Futures	1,426	March 2024	139,540,187	140,986,108	1,445,921
ICE U.S. mini MSCI EAFE Index Futures	1,018	March 2024	112,815,007	114,647,160	1,832,153
KFE KOSPI 200 Index Futures	3,762	March 2024	253,791,743	264,864,780	11,073,037
Montreal Exchange S&P/TSX 60 Index Futures	663	March 2024	124,019,027	127,131,082	3,112,055
OML Stockholm OMXS30 Index Futures	3,723	January 2024	86,949,767	88,635,826	1,686,059
SFE S&P ASX Share Price Index 200 Futures	2,137	March 2024	271,668,454	276,143,064	4,474,610
SGX FTSE Taiwan Index Futures	2,758	January 2024	168,602,355	171,051,160	2,448,805
SGX Nikkei 225 Stock Index Futures	746	March 2024	86,554,027	88,395,709	1,841,682
TSE TOPIX Futures	572	March 2024	95,331,955	95,982,411	650,456

			$2,721,982,047	$2,766,037,040	$44,054,993

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	314	September 2024	$84,195,467	$84,376,594	$181,127
3 Month Euro Euribor Futures	327	December 2024	88,021,352	88,172,223	150,871
3 Month Euro Euribor Futures	540	June 2025	145,385,077	146,142,025	756,948
3 Month Euro Euribor Futures	237	September 2025	64,078,984	64,166,275	87,291
3 Month Euro Euribor Futures	1,016	March 2026	273,560,060	274,935,474	1,375,414
CBOT 2 Year U.S. Treasury Notes Futures	356	March 2024	73,181,117	73,305,406	124,289
CBOT U.S. Long Bond Futures	5	March 2024	622,786	624,688	1,902
CBOT Ultra Long Term U.S. Treasury Bond Futures	14	March 2024	1,875,328	1,870,313	(5,015)
Eurex 2 Year Euro SCHATZ Futures	1,021	March 2024	119,851,017	120,090,397	239,380
Eurex 5 Year Euro BOBL Futures	1,800	March 2024	234,631,561	237,022,514	2,390,953
Eurex 10 Year Euro BUND Futures	1,344	March 2024	204,273,730	203,594,550	(679,180)
Eurex 30 Year Euro BUXL Futures	309	March 2024	47,272,325	48,343,611	1,071,286
ICE Long Gilt Futures	425	March 2024	53,270,268	55,608,206	2,337,938
SFE 3 Year Australian Bond Futures	1,141	March 2024	82,913,389	83,083,760	170,371
SFE 10 Year Australian Bond Futures	772	March 2024	60,656,247	61,375,436	719,189
Three Month SONIA Index Futures	88	March 2025	27,022,520	27,028,574	6,054
Three Month SONIA Index Futures	510	September 2025	156,274,089	157,374,202	1,100,113
Three-Month SOFR Futures	192	September 2025	46,414,823	46,459,200	44,377
Three-Month SOFR Futures	373	June 2026	90,252,980	90,387,225	134,245
TSE Japanese 10 Year Bond Futures	733	March 2024	759,460,826	762,683,901	3,223,075

			$2,613,213,946	$2,626,644,574	$13,430,628

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Short Futures Contracts Open on December 31, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	3,382	March 2024	$(81,661,640)	$(79,688,375)	$1,973,265
CBOT Soybean FuturesA	719	March 2024	(47,346,025)	(46,663,100)	682,925
ICE Brent Crude Oil FuturesA	71	January 2024	(5,488,284)	(5,469,840)	18,444
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	March 2024	(3,883,645)	(2,880,000)	1,003,645
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	April 2024	(3,883,645)	(2,960,000)	923,645
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	May 2024	(3,883,645)	(3,148,750)	734,895
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	June 2024	(3,883,645)	(3,315,000)	568,645
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	July 2024	(3,883,645)	(3,371,250)	512,395
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	August 2024	(3,883,645)	(3,340,000)	543,645
ICE U.S. - Henry Ld1 Fixed Price FuturesA	500	September 2024	(3,883,645)	(3,427,500)	456,145
ICE U.S. - Henry Ld1 Fixed Price FuturesA	496	October 2024	(4,954,240)	(3,832,840)	1,121,400
ICE U.S. - Henry Ld1 Fixed Price FuturesA	496	November 2024	(4,954,240)	(4,388,360)	565,880
ICE U.S. - Henry Ld1 Fixed Price FuturesA	496	December 2024	(4,954,240)	(4,712,000)	242,240
ICE U.S. - Henry Ld1 Fixed Price FuturesA	496	January 2025	(4,954,240)	(4,569,400)	384,840
ICE U.S. - Henry Ld1 Fixed Price FuturesA	496	February 2025	(4,954,240)	(4,196,160)	758,080
KCBT Hard Red Winter Wheat FuturesA	921	March 2024	(27,988,288)	(29,564,100)	(1,575,812)
LME Copper FuturesA	222	January 2024	(44,294,365)	(47,111,175)	(2,816,810)
LME Copper FuturesA	23	March 2024	(4,783,382)	(4,919,413)	(136,031)
LME Lead FuturesA	212	January 2024	(10,894,159)	(10,834,525)	59,634
LME Lead FuturesA	508	February 2024	(27,079,919)	(26,193,750)	886,169
LME Lead FuturesA	414	March 2024	(21,093,784)	(21,450,375)	(356,591)
LME Nickel FuturesA	50	January 2024	(5,536,378)	(4,930,500)	605,878
LME Nickel FuturesA	299	February 2024	(31,682,515)	(29,637,777)	2,044,738
LME Nickel FuturesA	5	March 2024	(497,954)	(497,790)	164
LME Primary Aluminum FuturesA	1,622	January 2024	(89,159,839)	(95,353,325)	(6,193,486)
LME Primary Aluminum FuturesA	1,225	February 2024	(67,828,075)	(72,550,625)	(4,722,550)
LME Primary Aluminum FuturesA	533	March 2024	(28,546,830)	(31,726,825)	(3,179,995)
LME Zinc FuturesA	574	January 2024	(35,322,888)	(37,927,050)	(2,604,162)
LME Zinc FuturesA	487	February 2024	(30,269,325)	(32,379,413)	(2,110,088)
LME Zinc FuturesA	506	March 2024	(30,644,762)	(33,693,275)	(3,048,513)
NYBOT CSC Number 11 World Sugar FuturesA	1,237	February 2024	(30,829,071)	(28,512,355)	2,316,716
NYMEX Henry Hub Natural Gas FuturesA	4,710	January 2024	(112,347,537)	(118,409,400)	(6,061,863)
NYMEX Light Sweet Crude Oil FuturesA	115	January 2024	(8,045,589)	(8,239,750)	(194,161)

			$(793,297,324)	$(809,893,998)	$(16,596,674)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Japanese Yen Currency Futures	1,507	March 2024	$(130,858,438)	$(135,177,900)	$(4,319,462)

			$(130,858,438)	$(135,177,900)	$(4,319,462)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
HKG Hang Seng China Enterprises Index Futures	1,715	January 2024	$(61,534,459)	$(63,649,485)	$(2,115,026)
HKG Hang Seng Index Futures	689	January 2024	(73,381,658)	(75,583,966)	(2,202,308)
ICE U.S. MSCI Emerging Markets EM Index Futures	209	March 2024	(10,274,756)	(10,802,165)	(527,409)
SAFEX FTSE/JSE Top 40 Index Futures	295	March 2024	(11,164,965)	(11,512,942)	(347,977)

			$(156,355,838)	$(161,548,558)	$(5,192,720)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	101	March 2024	$(10,710,403)	$(10,986,117)	$(275,714)
CBOT 10 Year U.S. Treasury Notes Futures	21	March 2024	(2,285,011)	(2,370,703)	(85,692)
Three-Month SOFR Futures	179	December 2024	(42,613,746)	(42,917,488)	(303,742)
Three-Month SOFR Futures	4	March 2025	(957,544)	(962,700)	(5,156)

			$(56,566,704)	$(57,237,008)	$(670,304)

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Forward Foreign Currency Contracts Open on December 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	30,036	USD	30,058	1/10/2024	CBK	$-	$(22)	$(22)
INR	330,395	USD	330,144	1/10/2024	CBK	251	-	251
INR	1,381,651	USD	1,382,504	1/10/2024	CBK	-	(853)	(853)
INR	1,471,759	USD	1,472,342	1/10/2024	CBK	-	(583)	(583)
USD	22,222,276	INR	22,256,597	1/10/2024	CBK	-	(34,321)	(34,321)
USD	11,903,492	INR	11,924,250	1/10/2024	CBK	-	(20,758)	(20,758)
USD	419,375	INR	420,503	1/10/2024	CBK	-	(1,128)	(1,128)
TWD	81,616	USD	81,689	1/19/2024	CBK	-	(73)	(73)
TWD	81,616	USD	81,715	1/19/2024	CBK	-	(99)	(99)
TWD	163,232	USD	164,658	1/19/2024	CBK	-	(1,426)	(1,426)
TWD	163,232	USD	164,676	1/19/2024	CBK	-	(1,444)	(1,444)
TWD	163,232	USD	163,452	1/19/2024	CBK	-	(220)	(220)
TWD	163,232	USD	161,383	1/19/2024	CBK	1,849	-	1,849
TWD	244,848	USD	246,919	1/19/2024	CBK	-	(2,071)	(2,071)
TWD	244,848	USD	246,926	1/19/2024	CBK	-	(2,078)	(2,078)
TWD	244,848	USD	242,081	1/19/2024	CBK	2,767	-	2,767
TWD	244,848	USD	241,609	1/19/2024	CBK	3,239	-	3,239
TWD	326,464	USD	329,042	1/19/2024	CBK	-	(2,578)	(2,578)
TWD	326,464	USD	323,044	1/19/2024	CBK	3,420	-	3,420
TWD	326,464	USD	322,973	1/19/2024	CBK	3,491	-	3,491
TWD	408,080	USD	403,276	1/19/2024	CBK	4,804	-	4,804
TWD	489,696	USD	490,419	1/19/2024	CBK	-	(723)	(723)
TWD	571,312	USD	571,374	1/19/2024	CBK	-	(62)	(62)
TWD	571,312	USD	563,744	1/19/2024	CBK	7,568	-	7,568
TWD	652,928	USD	653,286	1/19/2024	CBK	-	(358)	(358)
TWD	816,159	USD	815,896	1/19/2024	CBK	263	-	263
TWD	816,159	USD	803,586	1/19/2024	CBK	12,573	-	12,573
TWD	897,775	USD	899,104	1/19/2024	CBK	-	(1,329)	(1,329)
TWD	897,775	USD	898,596	1/19/2024	CBK	-	(821)	(821)
TWD	1,061,007	USD	1,058,673	1/19/2024	CBK	2,334	-	2,334
TWD	1,469,087	USD	1,479,054	1/19/2024	CBK	-	(9,967)	(9,967)
TWD	1,713,935	USD	1,713,033	1/19/2024	CBK	902	-	902
TWD	1,795,551	USD	1,819,024	1/19/2024	CBK	-	(23,473)	(23,473)
TWD	1,958,783	USD	1,958,743	1/19/2024	CBK	40	-	40
TWD	2,448,478	USD	2,444,414	1/19/2024	CBK	4,064	-	4,064
USD	19,077,333	TWD	19,342,979	1/19/2024	CBK	-	(265,646)	(265,646)
USD	49,802,915	INR	49,921,201	1/29/2024	CBK	-	(118,286)	(118,286)
TWD	81,754	USD	82,883	2/2/2024	CBK	-	(1,129)	(1,129)
TWD	81,754	USD	82,687	2/2/2024	CBK	-	(933)	(933)
TWD	81,754	USD	82,892	2/2/2024	CBK	-	(1,138)	(1,138)
TWD	81,754	USD	82,893	2/2/2024	CBK	-	(1,139)	(1,139)
TWD	81,754	USD	82,517	2/2/2024	CBK	-	(763)	(763)
TWD	163,508	USD	166,040	2/2/2024	CBK	-	(2,532)	(2,532)
TWD	245,262	USD	248,674	2/2/2024	CBK	-	(3,412)	(3,412)
TWD	245,262	USD	248,641	2/2/2024	CBK	-	(3,379)	(3,379)
TWD	245,262	USD	247,942	2/2/2024	CBK	-	(2,680)	(2,680)
TWD	245,262	USD	248,092	2/2/2024	CBK	-	(2,830)	(2,830)
TWD	327,016	USD	331,634	2/2/2024	CBK	-	(4,618)	(4,618)
TWD	327,016	USD	328,979	2/2/2024	CBK	-	(1,963)	(1,963)
TWD	408,769	USD	414,505	2/2/2024	CBK	-	(5,736)	(5,736)
TWD	408,769	USD	413,934	2/2/2024	CBK	-	(5,165)	(5,165)
TWD	408,769	USD	414,512	2/2/2024	CBK	-	(5,743)	(5,743)
TWD	490,523	USD	497,604	2/2/2024	CBK	-	(7,081)	(7,081)
TWD	490,523	USD	497,200	2/2/2024	CBK	-	(6,677)	(6,677)
TWD	490,523	USD	497,350	2/2/2024	CBK	-	(6,827)	(6,827)
TWD	490,523	USD	497,608	2/2/2024	CBK	-	(7,085)	(7,085)
TWD	490,523	USD	497,049	2/2/2024	CBK	-	(6,526)	(6,526)
TWD	490,523	USD	497,008	2/2/2024	CBK	-	(6,485)	(6,485)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	572,277	USD	580,897	2/2/2024	CBK	$-	$(8,620)	$(8,620)
TWD	572,277	USD	580,585	2/2/2024	CBK	-	(8,308)	(8,308)
TWD	572,277	USD	580,276	2/2/2024	CBK	-	(7,999)	(7,999)
TWD	572,277	USD	580,681	2/2/2024	CBK	-	(8,404)	(8,404)
TWD	654,031	USD	663,372	2/2/2024	CBK	-	(9,341)	(9,341)
TWD	654,031	USD	663,478	2/2/2024	CBK	-	(9,447)	(9,447)
TWD	654,031	USD	663,176	2/2/2024	CBK	-	(9,145)	(9,145)
TWD	654,031	USD	662,978	2/2/2024	CBK	-	(8,947)	(8,947)
TWD	654,031	USD	661,672	2/2/2024	CBK	-	(7,641)	(7,641)
TWD	735,785	USD	745,388	2/2/2024	CBK	-	(9,603)	(9,603)
USD	1,675,820	TWD	1,716,832	2/2/2024	CBK	-	(41,012)	(41,012)
USD	1,279,940	TWD	1,308,063	2/2/2024	CBK	-	(28,123)	(28,123)
USD	1,280,997	TWD	1,308,063	2/2/2024	CBK	-	(27,066)	(27,066)
USD	1,198,814	TWD	1,226,309	2/2/2024	CBK	-	(27,495)	(27,495)
USD	1,199,587	TWD	1,226,309	2/2/2024	CBK	-	(26,722)	(26,722)
USD	1,121,421	TWD	1,144,555	2/2/2024	CBK	-	(23,134)	(23,134)
USD	1,041,156	TWD	1,062,801	2/2/2024	CBK	-	(21,645)	(21,645)
USD	960,164	TWD	981,047	2/2/2024	CBK	-	(20,883)	(20,883)
USD	800,120	TWD	817,539	2/2/2024	CBK	-	(17,419)	(17,419)
USD	799,989	TWD	817,539	2/2/2024	CBK	-	(17,550)	(17,550)
USD	798,730	TWD	817,539	2/2/2024	CBK	-	(18,809)	(18,809)
USD	800,355	TWD	817,539	2/2/2024	CBK	-	(17,184)	(17,184)
USD	720,023	TWD	735,785	2/2/2024	CBK	-	(15,762)	(15,762)
USD	720,092	TWD	735,785	2/2/2024	CBK	-	(15,693)	(15,693)
USD	719,055	TWD	735,785	2/2/2024	CBK	-	(16,730)	(16,730)
USD	559,204	TWD	572,277	2/2/2024	CBK	-	(13,073)	(13,073)
USD	559,101	TWD	572,277	2/2/2024	CBK	-	(13,176)	(13,176)
USD	559,217	TWD	572,277	2/2/2024	CBK	-	(13,060)	(13,060)
USD	480,365	TWD	490,524	2/2/2024	CBK	-	(10,159)	(10,159)
USD	479,767	TWD	490,524	2/2/2024	CBK	-	(10,757)	(10,757)
USD	480,006	TWD	490,524	2/2/2024	CBK	-	(10,518)	(10,518)
USD	479,904	TWD	490,524	2/2/2024	CBK	-	(10,620)	(10,620)
USD	479,933	TWD	490,524	2/2/2024	CBK	-	(10,591)	(10,591)
USD	479,102	TWD	490,524	2/2/2024	CBK	-	(11,422)	(11,422)
USD	479,277	TWD	490,524	2/2/2024	CBK	-	(11,247)	(11,247)
USD	479,048	TWD	490,524	2/2/2024	CBK	-	(11,476)	(11,476)
USD	399,354	TWD	408,770	2/2/2024	CBK	-	(9,416)	(9,416)
USD	399,246	TWD	408,770	2/2/2024	CBK	-	(9,524)	(9,524)
USD	399,249	TWD	408,770	2/2/2024	CBK	-	(9,521)	(9,521)
USD	399,426	TWD	408,770	2/2/2024	CBK	-	(9,344)	(9,344)
USD	399,949	TWD	408,770	2/2/2024	CBK	-	(8,821)	(8,821)
USD	399,920	TWD	408,770	2/2/2024	CBK	-	(8,850)	(8,850)
USD	399,907	TWD	408,770	2/2/2024	CBK	-	(8,863)	(8,863)
USD	399,247	TWD	408,770	2/2/2024	CBK	-	(9,523)	(9,523)
USD	319,552	TWD	327,016	2/2/2024	CBK	-	(7,464)	(7,464)
USD	319,608	TWD	327,016	2/2/2024	CBK	-	(7,408)	(7,408)
USD	319,562	TWD	327,016	2/2/2024	CBK	-	(7,454)	(7,454)
USD	320,110	TWD	327,016	2/2/2024	CBK	-	(6,906)	(6,906)
USD	319,853	TWD	327,016	2/2/2024	CBK	-	(7,163)	(7,163)
USD	319,963	TWD	327,016	2/2/2024	CBK	-	(7,053)	(7,053)
USD	319,368	TWD	327,016	2/2/2024	CBK	-	(7,648)	(7,648)
USD	319,418	TWD	327,016	2/2/2024	CBK	-	(7,598)	(7,598)
USD	319,244	TWD	327,016	2/2/2024	CBK	-	(7,772)	(7,772)
USD	319,387	TWD	327,016	2/2/2024	CBK	-	(7,629)	(7,629)
USD	319,365	TWD	327,016	2/2/2024	CBK	-	(7,651)	(7,651)
USD	239,677	TWD	245,262	2/2/2024	CBK	-	(5,585)	(5,585)
USD	239,674	TWD	245,262	2/2/2024	CBK	-	(5,588)	(5,588)
USD	239,925	TWD	245,262	2/2/2024	CBK	-	(5,337)	(5,337)
USD	239,691	TWD	245,262	2/2/2024	CBK	-	(5,571)	(5,571)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	239,710	TWD	245,262	2/2/2024	CBK	$-	$(5,552)	$(5,552)
USD	240,013	TWD	245,262	2/2/2024	CBK	-	(5,249)	(5,249)
USD	240,056	TWD	245,262	2/2/2024	CBK	-	(5,206)	(5,206)
USD	239,928	TWD	245,262	2/2/2024	CBK	-	(5,334)	(5,334)
USD	239,652	TWD	245,262	2/2/2024	CBK	-	(5,610)	(5,610)
USD	240,093	TWD	245,262	2/2/2024	CBK	-	(5,169)	(5,169)
USD	239,864	TWD	245,262	2/2/2024	CBK	-	(5,398)	(5,398)
USD	239,578	TWD	245,262	2/2/2024	CBK	-	(5,684)	(5,684)
USD	239,620	TWD	245,262	2/2/2024	CBK	-	(5,642)	(5,642)
USD	239,489	TWD	245,262	2/2/2024	CBK	-	(5,773)	(5,773)
USD	239,675	TWD	245,262	2/2/2024	CBK	-	(5,587)	(5,587)
USD	239,664	TWD	245,262	2/2/2024	CBK	-	(5,598)	(5,598)
USD	239,582	TWD	245,262	2/2/2024	CBK	-	(5,680)	(5,680)
USD	239,448	TWD	245,262	2/2/2024	CBK	-	(5,814)	(5,814)
USD	159,751	TWD	163,508	2/2/2024	CBK	-	(3,757)	(3,757)
USD	160,043	TWD	163,508	2/2/2024	CBK	-	(3,465)	(3,465)
USD	159,991	TWD	163,508	2/2/2024	CBK	-	(3,517)	(3,517)
USD	159,867	TWD	163,508	2/2/2024	CBK	-	(3,641)	(3,641)
USD	160,048	TWD	163,508	2/2/2024	CBK	-	(3,460)	(3,460)
USD	160,094	TWD	163,508	2/2/2024	CBK	-	(3,414)	(3,414)
USD	159,663	TWD	163,508	2/2/2024	CBK	-	(3,845)	(3,845)
USD	159,642	TWD	163,508	2/2/2024	CBK	-	(3,866)	(3,866)
USD	159,671	TWD	163,508	2/2/2024	CBK	-	(3,837)	(3,837)
USD	159,639	TWD	163,508	2/2/2024	CBK	-	(3,869)	(3,869)
USD	159,654	TWD	163,508	2/2/2024	CBK	-	(3,854)	(3,854)
USD	79,992	TWD	81,754	2/2/2024	CBK	-	(1,762)	(1,762)
USD	80,021	TWD	81,754	2/2/2024	CBK	-	(1,733)	(1,733)
USD	80,023	TWD	81,754	2/2/2024	CBK	-	(1,731)	(1,731)
USD	79,944	TWD	81,754	2/2/2024	CBK	-	(1,810)	(1,810)
USD	79,863	TWD	81,754	2/2/2024	CBK	-	(1,891)	(1,891)
USD	79,833	TWD	81,754	2/2/2024	CBK	-	(1,921)	(1,921)
USD	79,842	TWD	81,754	2/2/2024	CBK	-	(1,912)	(1,912)
USD	79,843	TWD	81,754	2/2/2024	CBK	-	(1,911)	(1,911)
USD	1,799,926	INR	1,800,005	2/16/2024	CBK	-	(79)	(79)
BRL	20,586	USD	20,333	1/3/2024	HUB	253	-	253
BRL	20,586	USD	20,339	1/3/2024	HUB	247	-	247
BRL	20,586	USD	20,329	1/3/2024	HUB	257	-	257
BRL	20,586	USD	20,325	1/3/2024	HUB	261	-	261
BRL	20,586	USD	20,332	1/3/2024	HUB	254	-	254
BRL	20,586	USD	20,352	1/3/2024	HUB	234	-	234
BRL	20,586	USD	20,167	1/3/2024	HUB	419	-	419
BRL	20,586	USD	20,158	1/3/2024	HUB	428	-	428
BRL	20,586	USD	20,205	1/3/2024	HUB	381	-	381
BRL	20,586	USD	20,192	1/3/2024	HUB	394	-	394
BRL	20,586	USD	20,188	1/3/2024	HUB	398	-	398
BRL	20,586	USD	20,263	1/3/2024	HUB	323	-	323
BRL	20,586	USD	20,279	1/3/2024	HUB	307	-	307
BRL	20,586	USD	20,200	1/3/2024	HUB	386	-	386
BRL	20,586	USD	20,174	1/3/2024	HUB	412	-	412
BRL	20,586	USD	20,189	1/3/2024	HUB	397	-	397
BRL	20,586	USD	20,240	1/3/2024	HUB	346	-	346
BRL	20,586	USD	20,173	1/3/2024	HUB	413	-	413
BRL	20,586	USD	20,191	1/3/2024	HUB	395	-	395
BRL	20,586	USD	20,198	1/3/2024	HUB	388	-	388
BRL	20,586	USD	20,200	1/3/2024	HUB	386	-	386
BRL	20,586	USD	20,258	1/3/2024	HUB	328	-	328
BRL	20,586	USD	20,262	1/3/2024	HUB	324	-	324
BRL	20,586	USD	20,231	1/3/2024	HUB	355	-	355
BRL	20,586	USD	20,259	1/3/2024	HUB	327	-	327

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,586	USD	20,164	1/3/2024	HUB	$422	$-	$422
BRL	20,586	USD	20,176	1/3/2024	HUB	410	-	410
BRL	20,586	USD	20,250	1/3/2024	HUB	336	-	336
BRL	20,586	USD	20,380	1/3/2024	HUB	206	-	206
BRL	41,173	USD	40,700	1/3/2024	HUB	473	-	473
BRL	41,173	USD	40,699	1/3/2024	HUB	474	-	474
BRL	41,173	USD	40,674	1/3/2024	HUB	499	-	499
BRL	41,173	USD	40,754	1/3/2024	HUB	419	-	419
BRL	41,173	USD	40,734	1/3/2024	HUB	439	-	439
BRL	41,173	USD	40,772	1/3/2024	HUB	401	-	401
BRL	41,173	USD	40,712	1/3/2024	HUB	461	-	461
BRL	41,173	USD	40,666	1/3/2024	HUB	507	-	507
BRL	41,173	USD	40,635	1/3/2024	HUB	538	-	538
BRL	41,173	USD	40,684	1/3/2024	HUB	489	-	489
BRL	41,173	USD	40,698	1/3/2024	HUB	475	-	475
BRL	41,173	USD	40,695	1/3/2024	HUB	478	-	478
BRL	41,173	USD	40,714	1/3/2024	HUB	459	-	459
BRL	41,173	USD	40,697	1/3/2024	HUB	476	-	476
BRL	41,173	USD	40,691	1/3/2024	HUB	482	-	482
BRL	41,173	USD	40,642	1/3/2024	HUB	531	-	531
BRL	41,173	USD	40,369	1/3/2024	HUB	804	-	804
BRL	41,173	USD	40,369	1/3/2024	HUB	804	-	804
BRL	41,173	USD	40,440	1/3/2024	HUB	733	-	733
BRL	41,173	USD	40,302	1/3/2024	HUB	871	-	871
BRL	41,173	USD	40,343	1/3/2024	HUB	830	-	830
BRL	41,173	USD	40,398	1/3/2024	HUB	775	-	775
BRL	41,173	USD	40,312	1/3/2024	HUB	861	-	861
BRL	41,173	USD	40,286	1/3/2024	HUB	887	-	887
BRL	41,173	USD	40,443	1/3/2024	HUB	730	-	730
BRL	41,173	USD	40,352	1/3/2024	HUB	821	-	821
BRL	41,173	USD	40,358	1/3/2024	HUB	815	-	815
BRL	41,173	USD	40,365	1/3/2024	HUB	808	-	808
BRL	41,173	USD	40,479	1/3/2024	HUB	694	-	694
BRL	41,173	USD	40,558	1/3/2024	HUB	615	-	615
BRL	41,173	USD	40,545	1/3/2024	HUB	628	-	628
BRL	41,173	USD	40,545	1/3/2024	HUB	628	-	628
BRL	41,173	USD	40,543	1/3/2024	HUB	630	-	630
BRL	41,173	USD	40,388	1/3/2024	HUB	785	-	785
BRL	41,173	USD	40,407	1/3/2024	HUB	766	-	766
BRL	41,173	USD	40,471	1/3/2024	HUB	702	-	702
BRL	41,173	USD	40,434	1/3/2024	HUB	739	-	739
BRL	41,173	USD	40,400	1/3/2024	HUB	773	-	773
BRL	41,173	USD	40,483	1/3/2024	HUB	690	-	690
BRL	41,173	USD	40,482	1/3/2024	HUB	691	-	691
BRL	41,173	USD	40,483	1/3/2024	HUB	690	-	690
BRL	41,173	USD	40,495	1/3/2024	HUB	678	-	678
BRL	41,173	USD	40,404	1/3/2024	HUB	769	-	769
BRL	41,173	USD	40,401	1/3/2024	HUB	772	-	772
BRL	41,173	USD	40,420	1/3/2024	HUB	753	-	753
BRL	41,173	USD	40,395	1/3/2024	HUB	778	-	778
BRL	41,173	USD	40,400	1/3/2024	HUB	773	-	773
BRL	41,173	USD	40,379	1/3/2024	HUB	794	-	794
BRL	41,173	USD	40,400	1/3/2024	HUB	773	-	773
BRL	41,173	USD	40,407	1/3/2024	HUB	766	-	766
BRL	41,173	USD	40,404	1/3/2024	HUB	769	-	769
BRL	41,173	USD	40,411	1/3/2024	HUB	762	-	762
BRL	41,173	USD	40,368	1/3/2024	HUB	805	-	805
BRL	41,173	USD	40,593	1/3/2024	HUB	580	-	580
BRL	41,173	USD	40,416	1/3/2024	HUB	757	-	757

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,173	USD	40,361	1/3/2024	HUB	$812	$-	$812
BRL	41,173	USD	40,396	1/3/2024	HUB	777	-	777
BRL	41,173	USD	40,417	1/3/2024	HUB	756	-	756
BRL	41,173	USD	40,294	1/3/2024	HUB	879	-	879
BRL	41,173	USD	40,284	1/3/2024	HUB	889	-	889
BRL	41,173	USD	40,394	1/3/2024	HUB	779	-	779
BRL	41,173	USD	40,417	1/3/2024	HUB	756	-	756
BRL	41,173	USD	40,435	1/3/2024	HUB	738	-	738
BRL	41,173	USD	40,521	1/3/2024	HUB	652	-	652
BRL	41,173	USD	40,306	1/3/2024	HUB	867	-	867
BRL	41,173	USD	40,292	1/3/2024	HUB	881	-	881
BRL	41,173	USD	40,332	1/3/2024	HUB	841	-	841
BRL	41,173	USD	40,341	1/3/2024	HUB	832	-	832
BRL	41,173	USD	40,350	1/3/2024	HUB	823	-	823
BRL	41,173	USD	40,322	1/3/2024	HUB	851	-	851
BRL	41,173	USD	40,525	1/3/2024	HUB	648	-	648
BRL	41,173	USD	40,524	1/3/2024	HUB	649	-	649
BRL	61,759	USD	61,075	1/3/2024	HUB	684	-	684
BRL	61,759	USD	61,097	1/3/2024	HUB	662	-	662
BRL	61,759	USD	61,050	1/3/2024	HUB	709	-	709
BRL	61,759	USD	61,063	1/3/2024	HUB	696	-	696
BRL	61,759	USD	61,243	1/3/2024	HUB	516	-	516
BRL	61,759	USD	61,022	1/3/2024	HUB	737	-	737
BRL	61,759	USD	61,023	1/3/2024	HUB	736	-	736
BRL	61,759	USD	61,068	1/3/2024	HUB	691	-	691
BRL	61,759	USD	61,019	1/3/2024	HUB	740	-	740
BRL	61,759	USD	61,030	1/3/2024	HUB	729	-	729
BRL	61,759	USD	61,059	1/3/2024	HUB	700	-	700
BRL	61,759	USD	61,073	1/3/2024	HUB	686	-	686
BRL	61,759	USD	61,033	1/3/2024	HUB	726	-	726
BRL	61,759	USD	60,959	1/3/2024	HUB	800	-	800
BRL	61,759	USD	60,980	1/3/2024	HUB	779	-	779
BRL	61,759	USD	60,944	1/3/2024	HUB	815	-	815
BRL	61,759	USD	60,568	1/3/2024	HUB	1,191	-	1,191
BRL	61,759	USD	60,620	1/3/2024	HUB	1,139	-	1,139
BRL	61,759	USD	60,443	1/3/2024	HUB	1,316	-	1,316
BRL	61,759	USD	60,585	1/3/2024	HUB	1,174	-	1,174
BRL	61,759	USD	60,625	1/3/2024	HUB	1,134	-	1,134
BRL	61,759	USD	60,609	1/3/2024	HUB	1,150	-	1,150
BRL	61,759	USD	60,511	1/3/2024	HUB	1,248	-	1,248
BRL	61,759	USD	60,460	1/3/2024	HUB	1,299	-	1,299
BRL	61,759	USD	60,814	1/3/2024	HUB	945	-	945
BRL	61,759	USD	60,817	1/3/2024	HUB	942	-	942
BRL	61,759	USD	60,826	1/3/2024	HUB	933	-	933
BRL	61,759	USD	60,565	1/3/2024	HUB	1,194	-	1,194
BRL	61,759	USD	60,675	1/3/2024	HUB	1,084	-	1,084
BRL	61,759	USD	60,690	1/3/2024	HUB	1,069	-	1,069
BRL	61,759	USD	60,711	1/3/2024	HUB	1,048	-	1,048
BRL	61,759	USD	60,621	1/3/2024	HUB	1,138	-	1,138
BRL	61,759	USD	60,614	1/3/2024	HUB	1,145	-	1,145
BRL	61,759	USD	60,576	1/3/2024	HUB	1,183	-	1,183
BRL	61,759	USD	60,601	1/3/2024	HUB	1,158	-	1,158
BRL	61,759	USD	60,705	1/3/2024	HUB	1,054	-	1,054
BRL	61,759	USD	60,715	1/3/2024	HUB	1,044	-	1,044
BRL	61,759	USD	60,614	1/3/2024	HUB	1,145	-	1,145
BRL	61,759	USD	60,604	1/3/2024	HUB	1,155	-	1,155
BRL	61,759	USD	60,600	1/3/2024	HUB	1,159	-	1,159
BRL	61,759	USD	60,551	1/3/2024	HUB	1,208	-	1,208
BRL	61,759	USD	60,562	1/3/2024	HUB	1,197	-	1,197

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	61,759	USD	60,617	1/3/2024	HUB	$1,142	$-	$1,142
BRL	61,759	USD	60,704	1/3/2024	HUB	1,055	-	1,055
BRL	61,759	USD	60,707	1/3/2024	HUB	1,052	-	1,052
BRL	61,759	USD	60,544	1/3/2024	HUB	1,215	-	1,215
BRL	61,759	USD	60,550	1/3/2024	HUB	1,209	-	1,209
BRL	61,759	USD	60,525	1/3/2024	HUB	1,234	-	1,234
BRL	61,759	USD	60,596	1/3/2024	HUB	1,163	-	1,163
BRL	61,759	USD	60,611	1/3/2024	HUB	1,148	-	1,148
BRL	61,759	USD	60,571	1/3/2024	HUB	1,188	-	1,188
BRL	61,759	USD	60,671	1/3/2024	HUB	1,088	-	1,088
BRL	61,759	USD	60,467	1/3/2024	HUB	1,292	-	1,292
BRL	61,759	USD	60,459	1/3/2024	HUB	1,300	-	1,300
BRL	61,759	USD	60,667	1/3/2024	HUB	1,092	-	1,092
BRL	61,759	USD	60,787	1/3/2024	HUB	972	-	972
BRL	61,759	USD	60,812	1/3/2024	HUB	947	-	947
BRL	61,759	USD	60,784	1/3/2024	HUB	975	-	975
BRL	61,759	USD	60,450	1/3/2024	HUB	1,309	-	1,309
BRL	61,759	USD	60,543	1/3/2024	HUB	1,216	-	1,216
BRL	61,759	USD	60,579	1/3/2024	HUB	1,180	-	1,180
BRL	61,759	USD	60,620	1/3/2024	HUB	1,139	-	1,139
BRL	61,759	USD	60,496	1/3/2024	HUB	1,263	-	1,263
BRL	61,759	USD	60,504	1/3/2024	HUB	1,255	-	1,255
BRL	61,759	USD	60,517	1/3/2024	HUB	1,242	-	1,242
BRL	61,759	USD	60,730	1/3/2024	HUB	1,029	-	1,029
BRL	61,759	USD	60,671	1/3/2024	HUB	1,088	-	1,088
BRL	61,759	USD	60,684	1/3/2024	HUB	1,075	-	1,075
BRL	61,759	USD	60,912	1/3/2024	HUB	847	-	847
BRL	61,759	USD	61,307	1/3/2024	HUB	452	-	452
BRL	61,759	USD	61,223	1/3/2024	HUB	536	-	536
BRL	82,345	USD	81,516	1/3/2024	HUB	829	-	829
BRL	82,345	USD	81,339	1/3/2024	HUB	1,006	-	1,006
BRL	82,345	USD	81,403	1/3/2024	HUB	942	-	942
BRL	82,345	USD	81,478	1/3/2024	HUB	867	-	867
BRL	82,345	USD	81,399	1/3/2024	HUB	946	-	946
BRL	82,345	USD	81,271	1/3/2024	HUB	1,074	-	1,074
BRL	82,345	USD	81,450	1/3/2024	HUB	895	-	895
BRL	82,345	USD	81,421	1/3/2024	HUB	924	-	924
BRL	82,345	USD	81,373	1/3/2024	HUB	972	-	972
BRL	82,345	USD	82,071	1/3/2024	HUB	274	-	274
BRL	82,345	USD	80,579	1/3/2024	HUB	1,766	-	1,766
BRL	82,345	USD	80,560	1/3/2024	HUB	1,785	-	1,785
BRL	82,345	USD	80,620	1/3/2024	HUB	1,725	-	1,725
BRL	82,345	USD	80,779	1/3/2024	HUB	1,566	-	1,566
BRL	82,345	USD	80,793	1/3/2024	HUB	1,552	-	1,552
BRL	82,345	USD	81,068	1/3/2024	HUB	1,277	-	1,277
BRL	82,345	USD	81,083	1/3/2024	HUB	1,262	-	1,262
BRL	82,345	USD	81,068	1/3/2024	HUB	1,277	-	1,277
BRL	82,345	USD	81,022	1/3/2024	HUB	1,323	-	1,323
BRL	82,345	USD	80,884	1/3/2024	HUB	1,461	-	1,461
BRL	82,345	USD	80,955	1/3/2024	HUB	1,390	-	1,390
BRL	82,345	USD	80,888	1/3/2024	HUB	1,457	-	1,457
BRL	82,345	USD	80,838	1/3/2024	HUB	1,507	-	1,507
BRL	82,345	USD	80,705	1/3/2024	HUB	1,640	-	1,640
BRL	82,345	USD	80,959	1/3/2024	HUB	1,386	-	1,386
BRL	82,345	USD	80,944	1/3/2024	HUB	1,401	-	1,401
BRL	82,345	USD	80,974	1/3/2024	HUB	1,371	-	1,371
BRL	82,345	USD	80,832	1/3/2024	HUB	1,513	-	1,513
BRL	82,345	USD	80,854	1/3/2024	HUB	1,491	-	1,491
BRL	82,345	USD	80,782	1/3/2024	HUB	1,563	-	1,563

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	82,345	USD	80,795	1/3/2024	HUB	$1,550	$-	$1,550
BRL	82,345	USD	80,931	1/3/2024	HUB	1,414	-	1,414
BRL	82,345	USD	81,249	1/3/2024	HUB	1,096	-	1,096
BRL	82,345	USD	81,208	1/3/2024	HUB	1,137	-	1,137
BRL	82,345	USD	80,765	1/3/2024	HUB	1,580	-	1,580
BRL	82,345	USD	81,187	1/3/2024	HUB	1,158	-	1,158
BRL	82,345	USD	80,793	1/3/2024	HUB	1,552	-	1,552
BRL	82,345	USD	80,844	1/3/2024	HUB	1,501	-	1,501
BRL	82,345	USD	80,535	1/3/2024	HUB	1,810	-	1,810
BRL	82,345	USD	81,039	1/3/2024	HUB	1,306	-	1,306
BRL	82,345	USD	81,027	1/3/2024	HUB	1,318	-	1,318
BRL	82,345	USD	80,872	1/3/2024	HUB	1,473	-	1,473
BRL	82,345	USD	80,991	1/3/2024	HUB	1,354	-	1,354
BRL	82,345	USD	81,014	1/3/2024	HUB	1,331	-	1,331
BRL	82,345	USD	81,001	1/3/2024	HUB	1,344	-	1,344
BRL	82,345	USD	80,595	1/3/2024	HUB	1,750	-	1,750
BRL	82,345	USD	80,655	1/3/2024	HUB	1,690	-	1,690
BRL	82,345	USD	80,975	1/3/2024	HUB	1,370	-	1,370
BRL	82,345	USD	81,363	1/3/2024	HUB	982	-	982
BRL	82,345	USD	81,782	1/3/2024	HUB	563	-	563
BRL	102,931	USD	101,961	1/3/2024	HUB	970	-	970
BRL	102,931	USD	101,541	1/3/2024	HUB	1,390	-	1,390
BRL	102,931	USD	101,797	1/3/2024	HUB	1,134	-	1,134
BRL	102,931	USD	101,793	1/3/2024	HUB	1,138	-	1,138
BRL	102,931	USD	102,050	1/3/2024	HUB	881	-	881
BRL	102,931	USD	101,924	1/3/2024	HUB	1,007	-	1,007
BRL	102,931	USD	101,642	1/3/2024	HUB	1,289	-	1,289
BRL	102,931	USD	101,630	1/3/2024	HUB	1,301	-	1,301
BRL	102,931	USD	101,597	1/3/2024	HUB	1,334	-	1,334
BRL	102,931	USD	101,765	1/3/2024	HUB	1,166	-	1,166
BRL	102,931	USD	101,882	1/3/2024	HUB	1,049	-	1,049
BRL	102,931	USD	101,824	1/3/2024	HUB	1,107	-	1,107
BRL	102,931	USD	101,748	1/3/2024	HUB	1,183	-	1,183
BRL	102,931	USD	101,926	1/3/2024	HUB	1,005	-	1,005
BRL	102,931	USD	101,953	1/3/2024	HUB	978	-	978
BRL	102,931	USD	101,932	1/3/2024	HUB	999	-	999
BRL	102,931	USD	102,001	1/3/2024	HUB	930	-	930
BRL	102,931	USD	100,989	1/3/2024	HUB	1,942	-	1,942
BRL	102,931	USD	100,985	1/3/2024	HUB	1,946	-	1,946
BRL	102,931	USD	101,263	1/3/2024	HUB	1,668	-	1,668
BRL	102,931	USD	101,312	1/3/2024	HUB	1,619	-	1,619
BRL	102,931	USD	101,300	1/3/2024	HUB	1,631	-	1,631
BRL	102,931	USD	101,251	1/3/2024	HUB	1,680	-	1,680
BRL	102,931	USD	100,930	1/3/2024	HUB	2,001	-	2,001
BRL	102,931	USD	101,128	1/3/2024	HUB	1,803	-	1,803
BRL	102,931	USD	101,165	1/3/2024	HUB	1,766	-	1,766
BRL	102,931	USD	101,089	1/3/2024	HUB	1,842	-	1,842
BRL	102,931	USD	101,020	1/3/2024	HUB	1,911	-	1,911
BRL	102,931	USD	101,010	1/3/2024	HUB	1,921	-	1,921
BRL	102,931	USD	101,040	1/3/2024	HUB	1,891	-	1,891
BRL	102,931	USD	101,033	1/3/2024	HUB	1,898	-	1,898
BRL	102,931	USD	101,173	1/3/2024	HUB	1,758	-	1,758
BRL	102,931	USD	100,971	1/3/2024	HUB	1,960	-	1,960
BRL	102,931	USD	101,543	1/3/2024	HUB	1,388	-	1,388
BRL	102,931	USD	101,494	1/3/2024	HUB	1,437	-	1,437
BRL	102,931	USD	100,920	1/3/2024	HUB	2,011	-	2,011
BRL	102,931	USD	100,883	1/3/2024	HUB	2,048	-	2,048
BRL	102,931	USD	100,889	1/3/2024	HUB	2,042	-	2,042
BRL	102,931	USD	100,709	1/3/2024	HUB	2,222	-	2,222

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	102,931	USD	100,717	1/3/2024	HUB	$2,214	$-	$2,214
BRL	102,931	USD	100,724	1/3/2024	HUB	2,207	-	2,207
BRL	102,931	USD	101,315	1/3/2024	HUB	1,616	-	1,616
BRL	102,931	USD	101,286	1/3/2024	HUB	1,645	-	1,645
BRL	102,931	USD	101,038	1/3/2024	HUB	1,893	-	1,893
BRL	102,931	USD	101,276	1/3/2024	HUB	1,655	-	1,655
BRL	102,931	USD	101,071	1/3/2024	HUB	1,860	-	1,860
BRL	102,931	USD	101,228	1/3/2024	HUB	1,703	-	1,703
BRL	102,931	USD	101,242	1/3/2024	HUB	1,689	-	1,689
BRL	102,931	USD	101,278	1/3/2024	HUB	1,653	-	1,653
BRL	102,931	USD	101,169	1/3/2024	HUB	1,762	-	1,762
BRL	102,931	USD	101,171	1/3/2024	HUB	1,760	-	1,760
BRL	102,931	USD	101,210	1/3/2024	HUB	1,721	-	1,721
BRL	102,931	USD	101,352	1/3/2024	HUB	1,579	-	1,579
BRL	102,931	USD	101,951	1/3/2024	HUB	980	-	980
BRL	123,518	USD	122,252	1/3/2024	HUB	1,266	-	1,266
BRL	123,518	USD	122,302	1/3/2024	HUB	1,216	-	1,216
BRL	123,518	USD	122,265	1/3/2024	HUB	1,253	-	1,253
BRL	123,518	USD	122,242	1/3/2024	HUB	1,276	-	1,276
BRL	123,518	USD	122,474	1/3/2024	HUB	1,044	-	1,044
BRL	123,518	USD	122,165	1/3/2024	HUB	1,353	-	1,353
BRL	123,518	USD	121,969	1/3/2024	HUB	1,549	-	1,549
BRL	123,518	USD	121,183	1/3/2024	HUB	2,335	-	2,335
BRL	123,518	USD	121,637	1/3/2024	HUB	1,881	-	1,881
BRL	123,518	USD	121,598	1/3/2024	HUB	1,920	-	1,920
BRL	123,518	USD	121,158	1/3/2024	HUB	2,360	-	2,360
BRL	123,518	USD	121,274	1/3/2024	HUB	2,244	-	2,244
BRL	123,518	USD	121,324	1/3/2024	HUB	2,194	-	2,194
BRL	123,518	USD	121,361	1/3/2024	HUB	2,157	-	2,157
BRL	123,518	USD	121,056	1/3/2024	HUB	2,462	-	2,462
BRL	123,518	USD	121,867	1/3/2024	HUB	1,651	-	1,651
BRL	123,518	USD	121,730	1/3/2024	HUB	1,788	-	1,788
BRL	123,518	USD	121,092	1/3/2024	HUB	2,426	-	2,426
BRL	123,518	USD	121,825	1/3/2024	HUB	1,693	-	1,693
BRL	123,518	USD	121,835	1/3/2024	HUB	1,683	-	1,683
BRL	123,518	USD	121,580	1/3/2024	HUB	1,938	-	1,938
BRL	123,518	USD	121,543	1/3/2024	HUB	1,975	-	1,975
BRL	123,518	USD	121,372	1/3/2024	HUB	2,146	-	2,146
BRL	123,518	USD	121,564	1/3/2024	HUB	1,954	-	1,954
BRL	123,518	USD	121,539	1/3/2024	HUB	1,979	-	1,979
BRL	123,518	USD	121,305	1/3/2024	HUB	2,213	-	2,213
BRL	123,518	USD	121,561	1/3/2024	HUB	1,957	-	1,957
BRL	123,518	USD	121,551	1/3/2024	HUB	1,967	-	1,967
BRL	123,518	USD	122,677	1/3/2024	HUB	841	-	841
BRL	144,104	USD	142,700	1/3/2024	HUB	1,404	-	1,404
BRL	144,104	USD	142,595	1/3/2024	HUB	1,509	-	1,509
BRL	144,104	USD	142,591	1/3/2024	HUB	1,513	-	1,513
BRL	144,104	USD	141,417	1/3/2024	HUB	2,687	-	2,687
BRL	144,104	USD	142,164	1/3/2024	HUB	1,940	-	1,940
BRL	144,104	USD	141,329	1/3/2024	HUB	2,775	-	2,775
BRL	144,104	USD	142,686	1/3/2024	HUB	1,418	-	1,418
BRL	144,104	USD	141,871	1/3/2024	HUB	2,233	-	2,233
BRL	144,104	USD	142,877	1/3/2024	HUB	1,227	-	1,227
BRL	144,104	USD	142,901	1/3/2024	HUB	1,203	-	1,203
BRL	144,104	USD	143,180	1/3/2024	HUB	924	-	924
BRL	144,104	USD	143,258	1/3/2024	HUB	846	-	846
BRL	164,690	USD	163,118	1/3/2024	HUB	1,572	-	1,572
BRL	164,690	USD	163,247	1/3/2024	HUB	1,443	-	1,443
BRL	164,690	USD	162,926	1/3/2024	HUB	1,764	-	1,764

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	164,690	USD	161,733	1/3/2024	HUB	$2,957	$-	$2,957
BRL	164,690	USD	161,704	1/3/2024	HUB	2,986	-	2,986
BRL	164,690	USD	161,707	1/3/2024	HUB	2,983	-	2,983
BRL	164,690	USD	161,830	1/3/2024	HUB	2,860	-	2,860
BRL	164,690	USD	161,436	1/3/2024	HUB	3,254	-	3,254
BRL	164,690	USD	161,590	1/3/2024	HUB	3,100	-	3,100
BRL	164,690	USD	162,406	1/3/2024	HUB	2,284	-	2,284
BRL	164,690	USD	162,433	1/3/2024	HUB	2,257	-	2,257
BRL	164,690	USD	162,242	1/3/2024	HUB	2,448	-	2,448
BRL	164,690	USD	162,301	1/3/2024	HUB	2,389	-	2,389
BRL	164,690	USD	163,638	1/3/2024	HUB	1,052	-	1,052
BRL	164,690	USD	163,605	1/3/2024	HUB	1,085	-	1,085
BRL	185,277	USD	184,005	1/3/2024	HUB	1,272	-	1,272
BRL	185,277	USD	181,661	1/3/2024	HUB	3,616	-	3,616
BRL	185,277	USD	182,782	1/3/2024	HUB	2,495	-	2,495
BRL	205,863	USD	204,520	1/3/2024	HUB	1,343	-	1,343
BRL	205,863	USD	203,003	1/3/2024	HUB	2,860	-	2,860
BRL	205,863	USD	202,665	1/3/2024	HUB	3,198	-	3,198
BRL	205,863	USD	203,894	1/3/2024	HUB	1,969	-	1,969
BRL	205,863	USD	203,562	1/3/2024	HUB	2,301	-	2,301
BRL	205,863	USD	204,574	1/3/2024	HUB	1,289	-	1,289
BRL	247,036	USD	244,474	1/3/2024	HUB	2,562	-	2,562
BRL	267,622	USD	265,266	1/3/2024	HUB	2,356	-	2,356
BRL	267,622	USD	265,545	1/3/2024	HUB	2,077	-	2,077
BRL	329,381	USD	326,504	1/3/2024	HUB	2,877	-	2,877
BRL	329,381	USD	326,353	1/3/2024	HUB	3,028	-	3,028
BRL	349,967	USD	345,940	1/3/2024	HUB	4,027	-	4,027
BRL	349,967	USD	346,260	1/3/2024	HUB	3,707	-	3,707
BRL	370,553	USD	367,137	1/3/2024	HUB	3,416	-	3,416
BRL	376,971	USD	370,121	1/3/2024	HUB	6,850	-	6,850
BRL	391,140	USD	387,108	1/3/2024	HUB	4,032	-	4,032
BRL	432,312	USD	427,899	1/3/2024	HUB	4,413	-	4,413
BRL	494,071	USD	488,838	1/3/2024	HUB	5,233	-	5,233
BRL	512,189	USD	503,028	1/3/2024	HUB	9,161	-	9,161
BRL	555,830	USD	549,719	1/3/2024	HUB	6,111	-	6,111
BRL	720,520	USD	717,006	1/3/2024	HUB	3,514	-	3,514
BRL	819,502	USD	804,936	1/3/2024	HUB	14,566	-	14,566
BRL	885,211	USD	880,877	1/3/2024	HUB	4,334	-	4,334
BRL	1,132,246	USD	1,108,634	1/3/2024	HUB	23,612	-	23,612
BRL	2,051,606	USD	2,014,970	1/3/2024	HUB	36,636	-	36,636
BRL	2,392,876	USD	2,345,892	1/3/2024	HUB	46,984	-	46,984
BRL	2,429,183	USD	2,392,936	1/3/2024	HUB	36,247	-	36,247
BRL	6,546,996	USD	6,488,239	1/3/2024	HUB	58,757	-	58,757
BRL	6,546,996	USD	6,481,997	1/3/2024	HUB	64,999	-	64,999
BRL	7,778,558	USD	7,722,802	1/3/2024	HUB	55,756	-	55,756
BRL	9,621,719	USD	9,520,392	1/3/2024	HUB	101,327	-	101,327
BRL	9,976,437	USD	9,845,984	1/3/2024	HUB	130,453	-	130,453
BRL	10,243,742	USD	10,185,326	1/3/2024	HUB	58,416	-	58,416
BRL	10,243,742	USD	10,162,216	1/3/2024	HUB	81,526	-	81,526
BRL	10,243,742	USD	10,171,730	1/3/2024	HUB	72,012	-	72,012
BRL	10,244,256	USD	10,155,570	1/3/2024	HUB	88,686	-	88,686
BRL	10,244,256	USD	10,169,579	1/3/2024	HUB	74,677	-	74,677
BRL	13,659,009	USD	13,564,180	1/3/2024	HUB	94,829	-	94,829
BRL	14,227,831	USD	13,953,422	1/3/2024	HUB	274,409	-	274,409
BRL	17,013,332	USD	16,675,907	1/3/2024	HUB	337,425	-	337,425
BRL	19,855,718	USD	19,457,052	1/3/2024	HUB	398,666	-	398,666
BRL	20,094,182	USD	19,950,598	1/3/2024	HUB	143,584	-	143,584
BRL	20,487,483	USD	20,374,112	1/3/2024	HUB	113,371	-	113,371
BRL	21,730,241	USD	21,555,009	1/3/2024	HUB	175,232	-	175,232

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	26,076,289	USD	25,794,638	1/3/2024	HUB	$281,651	$-	$281,651
BRL	39,711,437	USD	38,877,087	1/3/2024	HUB	834,350	-	834,350
USD	70,289,001	BRL	70,462,640	1/3/2024	HUB	-	(173,639)	(173,639)
USD	35,187,857	BRL	35,231,320	1/3/2024	HUB	-	(43,463)	(43,463)
USD	30,499,277	BRL	30,533,810	1/3/2024	HUB	-	(34,533)	(34,533)
USD	26,078,655	BRL	26,580,300	1/3/2024	HUB	-	(501,645)	(501,645)
USD	23,444,014	BRL	23,487,547	1/3/2024	HUB	-	(43,533)	(43,533)
USD	12,508,257	BRL	12,703,441	1/3/2024	HUB	-	(195,184)	(195,184)
USD	11,964,449	BRL	12,180,063	1/3/2024	HUB	-	(215,614)	(215,614)
USD	10,689,852	BRL	10,886,810	1/3/2024	HUB	-	(196,958)	(196,958)
USD	10,707,687	BRL	10,886,810	1/3/2024	HUB	-	(179,123)	(179,123)
USD	10,580,736	BRL	10,616,371	1/3/2024	HUB	-	(35,635)	(35,635)
USD	7,619,612	BRL	7,633,453	1/3/2024	HUB	-	(13,841)	(13,841)
USD	5,588,039	BRL	5,594,734	1/3/2024	HUB	-	(6,695)	(6,695)
USD	5,451,421	BRL	5,472,598	1/3/2024	HUB	-	(21,177)	(21,177)
USD	5,349,479	BRL	5,443,405	1/3/2024	HUB	-	(93,926)	(93,926)
USD	4,686,540	BRL	4,697,510	1/3/2024	HUB	-	(10,970)	(10,970)
USD	4,680,667	BRL	4,697,510	1/3/2024	HUB	-	(16,843)	(16,843)
USD	4,692,024	BRL	4,697,510	1/3/2024	HUB	-	(5,486)	(5,486)
USD	855,947	BRL	864,625	1/3/2024	HUB	-	(8,678)	(8,678)
USD	664,613	BRL	679,348	1/3/2024	HUB	-	(14,735)	(14,735)
USD	643,915	BRL	658,762	1/3/2024	HUB	-	(14,847)	(14,847)
USD	604,169	BRL	617,589	1/3/2024	HUB	-	(13,420)	(13,420)
USD	603,709	BRL	617,589	1/3/2024	HUB	-	(13,880)	(13,880)
USD	583,997	BRL	597,003	1/3/2024	HUB	-	(13,006)	(13,006)
USD	563,527	BRL	576,416	1/3/2024	HUB	-	(12,889)	(12,889)
USD	522,973	BRL	535,244	1/3/2024	HUB	-	(12,271)	(12,271)
USD	523,582	BRL	535,244	1/3/2024	HUB	-	(11,662)	(11,662)
USD	503,118	BRL	514,657	1/3/2024	HUB	-	(11,539)	(11,539)
USD	503,425	BRL	514,657	1/3/2024	HUB	-	(11,232)	(11,232)
USD	483,520	BRL	494,071	1/3/2024	HUB	-	(10,551)	(10,551)
USD	483,562	BRL	494,071	1/3/2024	HUB	-	(10,509)	(10,509)
USD	483,405	BRL	494,071	1/3/2024	HUB	-	(10,666)	(10,666)
USD	444,400	BRL	452,899	1/3/2024	HUB	-	(8,499)	(8,499)
USD	442,861	BRL	452,899	1/3/2024	HUB	-	(10,038)	(10,038)
USD	443,459	BRL	452,899	1/3/2024	HUB	-	(9,440)	(9,440)
USD	422,547	BRL	432,312	1/3/2024	HUB	-	(9,765)	(9,765)
USD	423,887	BRL	432,312	1/3/2024	HUB	-	(8,425)	(8,425)
USD	422,892	BRL	432,312	1/3/2024	HUB	-	(9,420)	(9,420)
USD	402,939	BRL	411,726	1/3/2024	HUB	-	(8,787)	(8,787)
USD	403,502	BRL	411,726	1/3/2024	HUB	-	(8,224)	(8,224)
USD	382,708	BRL	391,140	1/3/2024	HUB	-	(8,432)	(8,432)
USD	382,279	BRL	391,140	1/3/2024	HUB	-	(8,861)	(8,861)
USD	382,495	BRL	391,140	1/3/2024	HUB	-	(8,645)	(8,645)
USD	384,733	BRL	391,140	1/3/2024	HUB	-	(6,407)	(6,407)
USD	362,667	BRL	370,553	1/3/2024	HUB	-	(7,886)	(7,886)
USD	362,480	BRL	370,553	1/3/2024	HUB	-	(8,073)	(8,073)
USD	364,298	BRL	370,553	1/3/2024	HUB	-	(6,255)	(6,255)
USD	342,462	BRL	349,967	1/3/2024	HUB	-	(7,505)	(7,505)
USD	342,061	BRL	349,967	1/3/2024	HUB	-	(7,906)	(7,906)
USD	342,546	BRL	349,967	1/3/2024	HUB	-	(7,421)	(7,421)
USD	342,199	BRL	349,967	1/3/2024	HUB	-	(7,768)	(7,768)
USD	341,864	BRL	349,967	1/3/2024	HUB	-	(8,103)	(8,103)
USD	322,457	BRL	329,381	1/3/2024	HUB	-	(6,924)	(6,924)
USD	322,285	BRL	329,381	1/3/2024	HUB	-	(7,096)	(7,096)
USD	322,054	BRL	329,381	1/3/2024	HUB	-	(7,327)	(7,327)
USD	322,143	BRL	329,381	1/3/2024	HUB	-	(7,238)	(7,238)
USD	322,145	BRL	329,381	1/3/2024	HUB	-	(7,236)	(7,236)
USD	322,340	BRL	329,381	1/3/2024	HUB	-	(7,041)	(7,041)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	302,201	BRL	308,795	1/3/2024	HUB	$-	$(6,594)	$(6,594)
USD	301,971	BRL	308,795	1/3/2024	HUB	-	(6,824)	(6,824)
USD	302,603	BRL	308,795	1/3/2024	HUB	-	(6,192)	(6,192)
USD	302,244	BRL	308,795	1/3/2024	HUB	-	(6,551)	(6,551)
USD	302,176	BRL	308,795	1/3/2024	HUB	-	(6,619)	(6,619)
USD	302,329	BRL	308,795	1/3/2024	HUB	-	(6,466)	(6,466)
USD	301,616	BRL	308,795	1/3/2024	HUB	-	(7,179)	(7,179)
USD	301,975	BRL	308,795	1/3/2024	HUB	-	(6,820)	(6,820)
USD	301,764	BRL	308,795	1/3/2024	HUB	-	(7,031)	(7,031)
USD	301,903	BRL	308,795	1/3/2024	HUB	-	(6,892)	(6,892)
USD	303,148	BRL	308,795	1/3/2024	HUB	-	(5,647)	(5,647)
USD	302,536	BRL	308,795	1/3/2024	HUB	-	(6,259)	(6,259)
USD	285,557	BRL	288,208	1/3/2024	HUB	-	(2,651)	(2,651)
USD	281,635	BRL	288,208	1/3/2024	HUB	-	(6,573)	(6,573)
USD	282,338	BRL	288,208	1/3/2024	HUB	-	(5,870)	(5,870)
USD	281,648	BRL	288,208	1/3/2024	HUB	-	(6,560)	(6,560)
USD	281,831	BRL	288,208	1/3/2024	HUB	-	(6,377)	(6,377)
USD	281,765	BRL	288,208	1/3/2024	HUB	-	(6,443)	(6,443)
USD	281,413	BRL	288,208	1/3/2024	HUB	-	(6,795)	(6,795)
USD	281,482	BRL	288,208	1/3/2024	HUB	-	(6,726)	(6,726)
USD	281,681	BRL	288,208	1/3/2024	HUB	-	(6,527)	(6,527)
USD	281,781	BRL	288,208	1/3/2024	HUB	-	(6,427)	(6,427)
USD	282,275	BRL	288,208	1/3/2024	HUB	-	(5,933)	(5,933)
USD	262,181	BRL	267,622	1/3/2024	HUB	-	(5,441)	(5,441)
USD	261,984	BRL	267,622	1/3/2024	HUB	-	(5,638)	(5,638)
USD	262,023	BRL	267,622	1/3/2024	HUB	-	(5,599)	(5,599)
USD	261,468	BRL	267,622	1/3/2024	HUB	-	(6,154)	(6,154)
USD	262,018	BRL	267,622	1/3/2024	HUB	-	(5,604)	(5,604)
USD	261,917	BRL	267,622	1/3/2024	HUB	-	(5,705)	(5,705)
USD	241,762	BRL	247,036	1/3/2024	HUB	-	(5,274)	(5,274)
USD	241,750	BRL	247,036	1/3/2024	HUB	-	(5,286)	(5,286)
USD	242,087	BRL	247,036	1/3/2024	HUB	-	(4,949)	(4,949)
USD	241,814	BRL	247,036	1/3/2024	HUB	-	(5,222)	(5,222)
USD	241,597	BRL	247,036	1/3/2024	HUB	-	(5,439)	(5,439)
USD	242,293	BRL	247,036	1/3/2024	HUB	-	(4,743)	(4,743)
USD	241,541	BRL	247,036	1/3/2024	HUB	-	(5,495)	(5,495)
USD	241,846	BRL	247,036	1/3/2024	HUB	-	(5,190)	(5,190)
USD	241,461	BRL	247,036	1/3/2024	HUB	-	(5,575)	(5,575)
USD	241,168	BRL	247,036	1/3/2024	HUB	-	(5,868)	(5,868)
USD	241,653	BRL	247,036	1/3/2024	HUB	-	(5,383)	(5,383)
USD	221,798	BRL	226,449	1/3/2024	HUB	-	(4,651)	(4,651)
USD	221,563	BRL	226,449	1/3/2024	HUB	-	(4,886)	(4,886)
USD	221,471	BRL	226,449	1/3/2024	HUB	-	(4,978)	(4,978)
USD	221,611	BRL	226,449	1/3/2024	HUB	-	(4,838)	(4,838)
USD	221,543	BRL	226,449	1/3/2024	HUB	-	(4,906)	(4,906)
USD	221,359	BRL	226,449	1/3/2024	HUB	-	(5,090)	(5,090)
USD	221,542	BRL	226,449	1/3/2024	HUB	-	(4,907)	(4,907)
USD	221,667	BRL	226,449	1/3/2024	HUB	-	(4,782)	(4,782)
USD	222,420	BRL	226,449	1/3/2024	HUB	-	(4,029)	(4,029)
USD	222,797	BRL	226,449	1/3/2024	HUB	-	(3,652)	(3,652)
USD	203,994	BRL	205,863	1/3/2024	HUB	-	(1,869)	(1,869)
USD	204,015	BRL	205,863	1/3/2024	HUB	-	(1,848)	(1,848)
USD	204,020	BRL	205,863	1/3/2024	HUB	-	(1,843)	(1,843)
USD	201,011	BRL	205,863	1/3/2024	HUB	-	(4,852)	(4,852)
USD	201,392	BRL	205,863	1/3/2024	HUB	-	(4,471)	(4,471)
USD	201,176	BRL	205,863	1/3/2024	HUB	-	(4,687)	(4,687)
USD	201,168	BRL	205,863	1/3/2024	HUB	-	(4,695)	(4,695)
USD	201,249	BRL	205,863	1/3/2024	HUB	-	(4,614)	(4,614)
USD	201,285	BRL	205,863	1/3/2024	HUB	-	(4,578)	(4,578)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	201,402	BRL	205,863	1/3/2024	HUB	$-	$(4,461)	$(4,461)
USD	202,450	BRL	205,863	1/3/2024	HUB	-	(3,413)	(3,413)
USD	202,536	BRL	205,863	1/3/2024	HUB	-	(3,327)	(3,327)
USD	183,614	BRL	185,277	1/3/2024	HUB	-	(1,663)	(1,663)
USD	181,121	BRL	185,277	1/3/2024	HUB	-	(4,156)	(4,156)
USD	181,326	BRL	185,277	1/3/2024	HUB	-	(3,951)	(3,951)
USD	181,186	BRL	185,277	1/3/2024	HUB	-	(4,091)	(4,091)
USD	181,138	BRL	185,277	1/3/2024	HUB	-	(4,139)	(4,139)
USD	181,718	BRL	185,277	1/3/2024	HUB	-	(3,559)	(3,559)
USD	181,289	BRL	185,277	1/3/2024	HUB	-	(3,988)	(3,988)
USD	163,162	BRL	164,690	1/3/2024	HUB	-	(1,528)	(1,528)
USD	161,158	BRL	164,690	1/3/2024	HUB	-	(3,532)	(3,532)
USD	160,966	BRL	164,690	1/3/2024	HUB	-	(3,724)	(3,724)
USD	161,044	BRL	164,690	1/3/2024	HUB	-	(3,646)	(3,646)
USD	161,174	BRL	164,690	1/3/2024	HUB	-	(3,516)	(3,516)
USD	161,000	BRL	164,690	1/3/2024	HUB	-	(3,690)	(3,690)
USD	161,515	BRL	164,690	1/3/2024	HUB	-	(3,175)	(3,175)
USD	161,069	BRL	164,690	1/3/2024	HUB	-	(3,621)	(3,621)
USD	161,022	BRL	164,690	1/3/2024	HUB	-	(3,668)	(3,668)
USD	161,645	BRL	164,690	1/3/2024	HUB	-	(3,045)	(3,045)
USD	161,629	BRL	164,690	1/3/2024	HUB	-	(3,061)	(3,061)
USD	142,461	BRL	144,104	1/3/2024	HUB	-	(1,643)	(1,643)
USD	142,515	BRL	144,104	1/3/2024	HUB	-	(1,589)	(1,589)
USD	142,725	BRL	144,104	1/3/2024	HUB	-	(1,379)	(1,379)
USD	141,201	BRL	144,104	1/3/2024	HUB	-	(2,903)	(2,903)
USD	140,998	BRL	144,104	1/3/2024	HUB	-	(3,106)	(3,106)
USD	140,788	BRL	144,104	1/3/2024	HUB	-	(3,316)	(3,316)
USD	140,919	BRL	144,104	1/3/2024	HUB	-	(3,185)	(3,185)
USD	140,937	BRL	144,104	1/3/2024	HUB	-	(3,167)	(3,167)
USD	140,967	BRL	144,104	1/3/2024	HUB	-	(3,137)	(3,137)
USD	141,118	BRL	144,104	1/3/2024	HUB	-	(2,986)	(2,986)
USD	122,257	BRL	123,518	1/3/2024	HUB	-	(1,261)	(1,261)
USD	121,997	BRL	123,518	1/3/2024	HUB	-	(1,521)	(1,521)
USD	122,010	BRL	123,518	1/3/2024	HUB	-	(1,508)	(1,508)
USD	120,648	BRL	123,518	1/3/2024	HUB	-	(2,870)	(2,870)
USD	122,193	BRL	123,518	1/3/2024	HUB	-	(1,325)	(1,325)
USD	121,449	BRL	123,518	1/3/2024	HUB	-	(2,069)	(2,069)
USD	121,500	BRL	123,518	1/3/2024	HUB	-	(2,018)	(2,018)
USD	122,321	BRL	123,518	1/3/2024	HUB	-	(1,197)	(1,197)
USD	101,892	BRL	102,932	1/3/2024	HUB	-	(1,040)	(1,040)
USD	101,883	BRL	102,932	1/3/2024	HUB	-	(1,049)	(1,049)
USD	101,676	BRL	102,932	1/3/2024	HUB	-	(1,256)	(1,256)
USD	101,894	BRL	102,932	1/3/2024	HUB	-	(1,038)	(1,038)
USD	101,902	BRL	102,932	1/3/2024	HUB	-	(1,030)	(1,030)
USD	101,894	BRL	102,932	1/3/2024	HUB	-	(1,038)	(1,038)
USD	101,267	BRL	102,932	1/3/2024	HUB	-	(1,665)	(1,665)
USD	101,882	BRL	102,932	1/3/2024	HUB	-	(1,050)	(1,050)
USD	102,048	BRL	102,932	1/3/2024	HUB	-	(884)	(884)
USD	101,981	BRL	102,932	1/3/2024	HUB	-	(951)	(951)
USD	101,904	BRL	102,932	1/3/2024	HUB	-	(1,028)	(1,028)
USD	101,861	BRL	102,932	1/3/2024	HUB	-	(1,071)	(1,071)
USD	81,496	BRL	82,345	1/3/2024	HUB	-	(849)	(849)
USD	81,505	BRL	82,345	1/3/2024	HUB	-	(840)	(840)
USD	81,464	BRL	82,345	1/3/2024	HUB	-	(881)	(881)
USD	81,531	BRL	82,345	1/3/2024	HUB	-	(814)	(814)
USD	81,551	BRL	82,345	1/3/2024	HUB	-	(794)	(794)
USD	81,349	BRL	82,345	1/3/2024	HUB	-	(996)	(996)
USD	81,485	BRL	82,345	1/3/2024	HUB	-	(860)	(860)
USD	81,572	BRL	82,345	1/3/2024	HUB	-	(773)	(773)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	81,557	BRL	82,345	1/3/2024	HUB	$-	$(788)	$(788)
USD	81,519	BRL	82,345	1/3/2024	HUB	-	(826)	(826)
USD	81,613	BRL	82,345	1/3/2024	HUB	-	(732)	(732)
USD	81,454	BRL	82,345	1/3/2024	HUB	-	(891)	(891)
USD	81,448	BRL	82,345	1/3/2024	HUB	-	(897)	(897)
USD	81,445	BRL	82,345	1/3/2024	HUB	-	(900)	(900)
USD	81,580	BRL	82,345	1/3/2024	HUB	-	(765)	(765)
USD	81,504	BRL	82,345	1/3/2024	HUB	-	(841)	(841)
USD	81,521	BRL	82,345	1/3/2024	HUB	-	(824)	(824)
USD	61,135	BRL	61,759	1/3/2024	HUB	-	(624)	(624)
USD	61,105	BRL	61,759	1/3/2024	HUB	-	(654)	(654)
USD	61,222	BRL	61,759	1/3/2024	HUB	-	(537)	(537)
USD	61,104	BRL	61,759	1/3/2024	HUB	-	(655)	(655)
USD	61,084	BRL	61,759	1/3/2024	HUB	-	(675)	(675)
USD	60,873	BRL	61,759	1/3/2024	HUB	-	(886)	(886)
USD	60,977	BRL	61,759	1/3/2024	HUB	-	(782)	(782)
USD	61,135	BRL	61,759	1/3/2024	HUB	-	(624)	(624)
USD	61,136	BRL	61,759	1/3/2024	HUB	-	(623)	(623)
USD	61,150	BRL	61,759	1/3/2024	HUB	-	(609)	(609)
USD	61,150	BRL	61,759	1/3/2024	HUB	-	(609)	(609)
USD	61,161	BRL	61,759	1/3/2024	HUB	-	(598)	(598)
USD	61,135	BRL	61,759	1/3/2024	HUB	-	(624)	(624)
USD	61,127	BRL	61,759	1/3/2024	HUB	-	(632)	(632)
USD	61,173	BRL	61,759	1/3/2024	HUB	-	(586)	(586)
USD	61,185	BRL	61,759	1/3/2024	HUB	-	(574)	(574)
USD	61,145	BRL	61,759	1/3/2024	HUB	-	(614)	(614)
USD	61,151	BRL	61,759	1/3/2024	HUB	-	(608)	(608)
USD	61,150	BRL	61,759	1/3/2024	HUB	-	(609)	(609)
USD	61,148	BRL	61,759	1/3/2024	HUB	-	(611)	(611)
USD	61,149	BRL	61,759	1/3/2024	HUB	-	(610)	(610)
USD	61,141	BRL	61,759	1/3/2024	HUB	-	(618)	(618)
USD	61,147	BRL	61,759	1/3/2024	HUB	-	(612)	(612)
USD	61,160	BRL	61,759	1/3/2024	HUB	-	(599)	(599)
USD	61,154	BRL	61,759	1/3/2024	HUB	-	(605)	(605)
USD	61,166	BRL	61,759	1/3/2024	HUB	-	(593)	(593)
USD	61,137	BRL	61,759	1/3/2024	HUB	-	(622)	(622)
USD	61,111	BRL	61,759	1/3/2024	HUB	-	(648)	(648)
USD	61,093	BRL	61,759	1/3/2024	HUB	-	(666)	(666)
USD	61,092	BRL	61,759	1/3/2024	HUB	-	(667)	(667)
USD	61,099	BRL	61,759	1/3/2024	HUB	-	(660)	(660)
USD	61,204	BRL	61,759	1/3/2024	HUB	-	(555)	(555)
USD	61,191	BRL	61,759	1/3/2024	HUB	-	(568)	(568)
USD	61,131	BRL	61,759	1/3/2024	HUB	-	(628)	(628)
USD	61,124	BRL	61,759	1/3/2024	HUB	-	(635)	(635)
USD	61,124	BRL	61,759	1/3/2024	HUB	-	(635)	(635)
USD	40,762	BRL	41,173	1/3/2024	HUB	-	(411)	(411)
USD	40,740	BRL	41,173	1/3/2024	HUB	-	(433)	(433)
USD	40,714	BRL	41,173	1/3/2024	HUB	-	(459)	(459)
USD	40,729	BRL	41,173	1/3/2024	HUB	-	(444)	(444)
USD	40,739	BRL	41,173	1/3/2024	HUB	-	(434)	(434)
USD	40,742	BRL	41,173	1/3/2024	HUB	-	(431)	(431)
USD	40,723	BRL	41,173	1/3/2024	HUB	-	(450)	(450)
USD	40,741	BRL	41,173	1/3/2024	HUB	-	(432)	(432)
USD	40,633	BRL	41,173	1/3/2024	HUB	-	(540)	(540)
USD	40,629	BRL	41,173	1/3/2024	HUB	-	(544)	(544)
USD	40,640	BRL	41,173	1/3/2024	HUB	-	(533)	(533)
USD	40,758	BRL	41,173	1/3/2024	HUB	-	(415)	(415)
USD	40,755	BRL	41,173	1/3/2024	HUB	-	(418)	(418)
USD	40,762	BRL	41,173	1/3/2024	HUB	-	(411)	(411)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	40,759	BRL	41,173	1/3/2024	HUB	$-	$(414)	$(414)
USD	40,759	BRL	41,173	1/3/2024	HUB	-	(414)	(414)
USD	40,775	BRL	41,173	1/3/2024	HUB	-	(398)	(398)
USD	40,760	BRL	41,173	1/3/2024	HUB	-	(413)	(413)
USD	40,733	BRL	41,173	1/3/2024	HUB	-	(440)	(440)
USD	40,753	BRL	41,173	1/3/2024	HUB	-	(420)	(420)
USD	40,785	BRL	41,173	1/3/2024	HUB	-	(388)	(388)
USD	40,749	BRL	41,173	1/3/2024	HUB	-	(424)	(424)
USD	40,759	BRL	41,173	1/3/2024	HUB	-	(414)	(414)
USD	40,729	BRL	41,173	1/3/2024	HUB	-	(444)	(444)
USD	40,721	BRL	41,173	1/3/2024	HUB	-	(452)	(452)
USD	40,725	BRL	41,173	1/3/2024	HUB	-	(448)	(448)
USD	40,758	BRL	41,173	1/3/2024	HUB	-	(415)	(415)
USD	20,397	BRL	20,586	1/3/2024	HUB	-	(189)	(189)
USD	20,298	BRL	20,586	1/3/2024	HUB	-	(288)	(288)
USD	20,383	BRL	20,586	1/3/2024	HUB	-	(203)	(203)
USD	20,380	BRL	20,586	1/3/2024	HUB	-	(206)	(206)
USD	20,384	BRL	20,586	1/3/2024	HUB	-	(202)	(202)
USD	20,373	BRL	20,586	1/3/2024	HUB	-	(213)	(213)
KRW	155,312	USD	154,412	1/5/2024	HUB	900	-	900
KRW	155,312	USD	154,429	1/5/2024	HUB	883	-	883
KRW	232,968	USD	231,411	1/5/2024	HUB	1,557	-	1,557
KRW	310,624	USD	308,720	1/5/2024	HUB	1,904	-	1,904
KRW	310,624	USD	308,725	1/5/2024	HUB	1,899	-	1,899
KRW	310,624	USD	308,587	1/5/2024	HUB	2,037	-	2,037
KRW	310,624	USD	308,701	1/5/2024	HUB	1,923	-	1,923
KRW	310,624	USD	308,827	1/5/2024	HUB	1,797	-	1,797
KRW	388,281	USD	385,928	1/5/2024	HUB	2,353	-	2,353
KRW	465,937	USD	463,349	1/5/2024	HUB	2,588	-	2,588
KRW	465,937	USD	463,382	1/5/2024	HUB	2,555	-	2,555
KRW	465,937	USD	463,042	1/5/2024	HUB	2,895	-	2,895
KRW	465,937	USD	463,171	1/5/2024	HUB	2,766	-	2,766
KRW	465,937	USD	463,203	1/5/2024	HUB	2,734	-	2,734
KRW	698,905	USD	694,846	1/5/2024	HUB	4,059	-	4,059
KRW	698,905	USD	694,589	1/5/2024	HUB	4,316	-	4,316
KRW	2,717,964	USD	2,706,297	1/5/2024	HUB	11,667	-	11,667
USD	8,950,391	KRW	8,930,453	1/5/2024	HUB	19,938	-	19,938
CNY	70,551	USD	70,437	1/10/2024	HUB	114	-	114
CNY	70,551	USD	70,461	1/10/2024	HUB	90	-	90
CNY	141,101	USD	140,924	1/10/2024	HUB	177	-	177
CNY	211,652	USD	211,807	1/10/2024	HUB	-	(155)	(155)
CNY	211,652	USD	211,253	1/10/2024	HUB	399	-	399
CNY	211,652	USD	211,846	1/10/2024	HUB	-	(194)	(194)
CNY	211,652	USD	211,336	1/10/2024	HUB	316	-	316
CNY	211,652	USD	211,357	1/10/2024	HUB	295	-	295
CNY	211,652	USD	211,718	1/10/2024	HUB	-	(66)	(66)
CNY	282,203	USD	281,734	1/10/2024	HUB	469	-	469
CNY	282,203	USD	281,809	1/10/2024	HUB	394	-	394
CNY	352,754	USD	352,958	1/10/2024	HUB	-	(204)	(204)
CNY	352,754	USD	352,471	1/10/2024	HUB	283	-	283
CNY	564,406	USD	565,355	1/10/2024	HUB	-	(949)	(949)
CNY	564,406	USD	565,531	1/10/2024	HUB	-	(1,125)	(1,125)
CNY	705,507	USD	707,123	1/10/2024	HUB	-	(1,616)	(1,616)
CNY	776,058	USD	775,030	1/10/2024	HUB	1,028	-	1,028
CNY	776,058	USD	774,288	1/10/2024	HUB	1,770	-	1,770
CNY	917,159	USD	916,655	1/10/2024	HUB	504	-	504
CNY	987,710	USD	987,515	1/10/2024	HUB	195	-	195
CNY	6,843,420	USD	6,753,746	1/10/2024	HUB	89,674	-	89,674
USD	3,310,932	CNY	3,315,884	1/10/2024	HUB	-	(4,952)	(4,952)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,881,716	CNY	1,904,869	1/10/2024	HUB	$-	$(23,153)	$(23,153)
USD	1,182,230	CNY	1,199,362	1/10/2024	HUB	-	(17,132)	(17,132)
USD	973,019	CNY	987,710	1/10/2024	HUB	-	(14,691)	(14,691)
USD	912,908	CNY	917,159	1/10/2024	HUB	-	(4,251)	(4,251)
USD	903,669	CNY	917,159	1/10/2024	HUB	-	(13,490)	(13,490)
USD	904,637	CNY	917,159	1/10/2024	HUB	-	(12,522)	(12,522)
USD	764,781	CNY	776,058	1/10/2024	HUB	-	(11,277)	(11,277)
USD	702,257	CNY	705,507	1/10/2024	HUB	-	(3,250)	(3,250)
USD	695,062	CNY	705,507	1/10/2024	HUB	-	(10,445)	(10,445)
USD	625,696	CNY	634,957	1/10/2024	HUB	-	(9,261)	(9,261)
USD	418,451	CNY	423,304	1/10/2024	HUB	-	(4,853)	(4,853)
USD	417,234	CNY	423,304	1/10/2024	HUB	-	(6,070)	(6,070)
USD	417,165	CNY	423,304	1/10/2024	HUB	-	(6,139)	(6,139)
USD	279,057	CNY	282,203	1/10/2024	HUB	-	(3,146)	(3,146)
USD	208,733	CNY	211,652	1/10/2024	HUB	-	(2,919)	(2,919)
USD	140,882	CNY	141,101	1/10/2024	HUB	-	(219)	(219)
USD	70,405	CNY	70,551	1/10/2024	HUB	-	(146)	(146)
USD	38,206,140	EUR	39,106,242	1/11/2024	HUB	-	(900,102)	(900,102)
USD	29,053,863	KRW	29,518,309	1/11/2024	HUB	-	(464,446)	(464,446)
USD	24,149,043	JPY	24,386,854	1/11/2024	HUB	-	(237,811)	(237,811)
USD	24,058,084	EUR	24,313,166	1/11/2024	HUB	-	(255,082)	(255,082)
KRW	543,831	USD	541,583	1/12/2024	HUB	2,248	-	2,248
KRW	543,831	USD	541,553	1/12/2024	HUB	2,278	-	2,278
KRW	543,831	USD	540,503	1/12/2024	HUB	3,328	-	3,328
KRW	854,591	USD	850,419	1/12/2024	HUB	4,172	-	4,172
KRW	932,281	USD	929,066	1/12/2024	HUB	3,215	-	3,215
KRW	1,631,492	USD	1,625,551	1/12/2024	HUB	5,941	-	5,941
KRW	2,641,463	USD	2,630,762	1/12/2024	HUB	10,701	-	10,701
USD	1,687,311	KRW	1,709,182	1/12/2024	HUB	-	(21,871)	(21,871)
USD	1,687,997	KRW	1,709,182	1/12/2024	HUB	-	(21,185)	(21,185)
USD	1,456,877	KRW	1,476,112	1/12/2024	HUB	-	(19,235)	(19,235)
USD	1,231,461	KRW	1,243,042	1/12/2024	HUB	-	(11,581)	(11,581)
USD	1,075,048	KRW	1,087,661	1/12/2024	HUB	-	(12,613)	(12,613)
USD	307,772	KRW	310,760	1/12/2024	HUB	-	(2,988)	(2,988)
USD	153,667	KRW	155,380	1/12/2024	HUB	-	(1,713)	(1,713)
PHP	45,144	USD	45,139	1/22/2024	HUB	5	-	5
PHP	45,144	USD	45,206	1/22/2024	HUB	-	(62)	(62)
PHP	45,144	USD	45,216	1/22/2024	HUB	-	(72)	(72)
PHP	45,144	USD	45,240	1/22/2024	HUB	-	(96)	(96)
PHP	45,144	USD	45,238	1/22/2024	HUB	-	(94)	(94)
PHP	45,144	USD	45,192	1/22/2024	HUB	-	(48)	(48)
PHP	45,144	USD	45,177	1/22/2024	HUB	-	(33)	(33)
PHP	45,144	USD	45,224	1/22/2024	HUB	-	(80)	(80)
PHP	45,144	USD	45,232	1/22/2024	HUB	-	(88)	(88)
PHP	45,144	USD	45,238	1/22/2024	HUB	-	(94)	(94)
PHP	90,288	USD	90,455	1/22/2024	HUB	-	(167)	(167)
PHP	90,288	USD	90,465	1/22/2024	HUB	-	(177)	(177)
PHP	90,288	USD	90,420	1/22/2024	HUB	-	(132)	(132)
PHP	135,432	USD	135,698	1/22/2024	HUB	-	(266)	(266)
PHP	135,432	USD	135,719	1/22/2024	HUB	-	(287)	(287)
PHP	180,576	USD	180,832	1/22/2024	HUB	-	(256)	(256)
PHP	180,576	USD	181,029	1/22/2024	HUB	-	(453)	(453)
PHP	180,576	USD	181,001	1/22/2024	HUB	-	(425)	(425)
PHP	225,719	USD	226,226	1/22/2024	HUB	-	(507)	(507)
PHP	361,151	USD	361,925	1/22/2024	HUB	-	(774)	(774)
PHP	541,727	USD	543,084	1/22/2024	HUB	-	(1,357)	(1,357)
USD	403,805	PHP	406,295	1/22/2024	HUB	-	(2,490)	(2,490)
USD	404,196	PHP	406,295	1/22/2024	HUB	-	(2,099)	(2,099)
USD	358,888	PHP	361,151	1/22/2024	HUB	-	(2,263)	(2,263)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	359,195	PHP	361,151	1/22/2024	HUB	$-	$(1,956)	$(1,956)
USD	267,378	PHP	270,863	1/22/2024	HUB	-	(3,485)	(3,485)
USD	224,602	PHP	225,720	1/22/2024	HUB	-	(1,118)	(1,118)
USD	179,324	PHP	180,576	1/22/2024	HUB	-	(1,252)	(1,252)
USD	89,403	PHP	90,288	1/22/2024	HUB	-	(885)	(885)
USD	89,369	PHP	90,288	1/22/2024	HUB	-	(919)	(919)
USD	44,691	PHP	45,144	1/22/2024	HUB	-	(453)	(453)
USD	44,939	PHP	45,144	1/22/2024	HUB	-	(205)	(205)
USD	44,958	PHP	45,144	1/22/2024	HUB	-	(186)	(186)
USD	44,929	PHP	45,144	1/22/2024	HUB	-	(215)	(215)
USD	44,933	PHP	45,144	1/22/2024	HUB	-	(211)	(211)
USD	44,936	PHP	45,144	1/22/2024	HUB	-	(208)	(208)
CLP	56,679	USD	57,399	1/25/2024	HUB	-	(720)	(720)
CLP	56,679	USD	57,331	1/25/2024	HUB	-	(652)	(652)
CLP	56,679	USD	57,434	1/25/2024	HUB	-	(755)	(755)
CLP	56,679	USD	57,337	1/25/2024	HUB	-	(658)	(658)
CLP	56,679	USD	57,324	1/25/2024	HUB	-	(645)	(645)
CLP	56,679	USD	57,858	1/25/2024	HUB	-	(1,179)	(1,179)
CLP	56,679	USD	58,197	1/25/2024	HUB	-	(1,518)	(1,518)
CLP	56,679	USD	58,202	1/25/2024	HUB	-	(1,523)	(1,523)
CLP	56,679	USD	58,161	1/25/2024	HUB	-	(1,482)	(1,482)
CLP	56,679	USD	58,176	1/25/2024	HUB	-	(1,497)	(1,497)
CLP	56,679	USD	58,186	1/25/2024	HUB	-	(1,507)	(1,507)
CLP	56,679	USD	58,224	1/25/2024	HUB	-	(1,545)	(1,545)
CLP	56,679	USD	58,226	1/25/2024	HUB	-	(1,547)	(1,547)
CLP	56,679	USD	58,233	1/25/2024	HUB	-	(1,554)	(1,554)
CLP	56,679	USD	58,127	1/25/2024	HUB	-	(1,448)	(1,448)
CLP	56,679	USD	58,204	1/25/2024	HUB	-	(1,525)	(1,525)
CLP	56,679	USD	58,198	1/25/2024	HUB	-	(1,519)	(1,519)
CLP	56,679	USD	58,221	1/25/2024	HUB	-	(1,542)	(1,542)
CLP	56,679	USD	58,168	1/25/2024	HUB	-	(1,489)	(1,489)
CLP	56,679	USD	58,179	1/25/2024	HUB	-	(1,500)	(1,500)
CLP	56,679	USD	57,974	1/25/2024	HUB	-	(1,295)	(1,295)
CLP	56,679	USD	57,962	1/25/2024	HUB	-	(1,283)	(1,283)
CLP	56,679	USD	57,862	1/25/2024	HUB	-	(1,183)	(1,183)
CLP	56,679	USD	57,838	1/25/2024	HUB	-	(1,159)	(1,159)
CLP	56,679	USD	57,886	1/25/2024	HUB	-	(1,207)	(1,207)
CLP	56,679	USD	57,849	1/25/2024	HUB	-	(1,170)	(1,170)
CLP	56,679	USD	57,859	1/25/2024	HUB	-	(1,180)	(1,180)
CLP	56,679	USD	57,840	1/25/2024	HUB	-	(1,161)	(1,161)
CLP	56,679	USD	57,890	1/25/2024	HUB	-	(1,211)	(1,211)
CLP	56,679	USD	57,786	1/25/2024	HUB	-	(1,107)	(1,107)
CLP	56,679	USD	57,884	1/25/2024	HUB	-	(1,205)	(1,205)
CLP	56,679	USD	57,840	1/25/2024	HUB	-	(1,161)	(1,161)
CLP	56,679	USD	57,815	1/25/2024	HUB	-	(1,136)	(1,136)
CLP	56,679	USD	57,842	1/25/2024	HUB	-	(1,163)	(1,163)
CLP	113,358	USD	114,701	1/25/2024	HUB	-	(1,343)	(1,343)
CLP	113,358	USD	114,597	1/25/2024	HUB	-	(1,239)	(1,239)
CLP	113,358	USD	114,845	1/25/2024	HUB	-	(1,487)	(1,487)
CLP	113,358	USD	114,625	1/25/2024	HUB	-	(1,267)	(1,267)
CLP	113,358	USD	114,712	1/25/2024	HUB	-	(1,354)	(1,354)
CLP	113,358	USD	114,712	1/25/2024	HUB	-	(1,354)	(1,354)
CLP	113,358	USD	114,496	1/25/2024	HUB	-	(1,138)	(1,138)
CLP	113,358	USD	114,728	1/25/2024	HUB	-	(1,370)	(1,370)
CLP	113,358	USD	114,641	1/25/2024	HUB	-	(1,283)	(1,283)
CLP	113,358	USD	114,867	1/25/2024	HUB	-	(1,509)	(1,509)
CLP	113,358	USD	114,842	1/25/2024	HUB	-	(1,484)	(1,484)
CLP	113,358	USD	114,711	1/25/2024	HUB	-	(1,353)	(1,353)
CLP	113,358	USD	114,654	1/25/2024	HUB	-	(1,296)	(1,296)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	113,358	USD	114,751	1/25/2024	HUB	$-	$(1,393)	$(1,393)
CLP	113,358	USD	114,761	1/25/2024	HUB	-	(1,403)	(1,403)
CLP	113,358	USD	115,594	1/25/2024	HUB	-	(2,236)	(2,236)
CLP	113,358	USD	116,428	1/25/2024	HUB	-	(3,070)	(3,070)
CLP	113,358	USD	116,097	1/25/2024	HUB	-	(2,739)	(2,739)
CLP	113,358	USD	116,444	1/25/2024	HUB	-	(3,086)	(3,086)
CLP	113,358	USD	116,447	1/25/2024	HUB	-	(3,089)	(3,089)
CLP	113,358	USD	116,413	1/25/2024	HUB	-	(3,055)	(3,055)
CLP	113,358	USD	116,456	1/25/2024	HUB	-	(3,098)	(3,098)
CLP	113,358	USD	116,247	1/25/2024	HUB	-	(2,889)	(2,889)
CLP	113,358	USD	116,096	1/25/2024	HUB	-	(2,738)	(2,738)
CLP	113,358	USD	116,083	1/25/2024	HUB	-	(2,725)	(2,725)
CLP	113,358	USD	116,408	1/25/2024	HUB	-	(3,050)	(3,050)
CLP	113,358	USD	116,489	1/25/2024	HUB	-	(3,131)	(3,131)
CLP	113,358	USD	115,895	1/25/2024	HUB	-	(2,537)	(2,537)
CLP	113,358	USD	115,986	1/25/2024	HUB	-	(2,628)	(2,628)
CLP	113,358	USD	116,485	1/25/2024	HUB	-	(3,127)	(3,127)
CLP	113,358	USD	115,693	1/25/2024	HUB	-	(2,335)	(2,335)
CLP	113,358	USD	115,727	1/25/2024	HUB	-	(2,369)	(2,369)
CLP	113,358	USD	115,710	1/25/2024	HUB	-	(2,352)	(2,352)
CLP	113,358	USD	115,719	1/25/2024	HUB	-	(2,361)	(2,361)
CLP	113,358	USD	115,682	1/25/2024	HUB	-	(2,324)	(2,324)
CLP	113,358	USD	115,693	1/25/2024	HUB	-	(2,335)	(2,335)
CLP	113,358	USD	115,639	1/25/2024	HUB	-	(2,281)	(2,281)
CLP	113,358	USD	115,737	1/25/2024	HUB	-	(2,379)	(2,379)
CLP	170,037	USD	172,129	1/25/2024	HUB	-	(2,092)	(2,092)
CLP	170,037	USD	171,953	1/25/2024	HUB	-	(1,916)	(1,916)
CLP	170,037	USD	172,016	1/25/2024	HUB	-	(1,979)	(1,979)
CLP	170,037	USD	172,240	1/25/2024	HUB	-	(2,203)	(2,203)
CLP	170,037	USD	172,137	1/25/2024	HUB	-	(2,100)	(2,100)
CLP	170,037	USD	172,101	1/25/2024	HUB	-	(2,064)	(2,064)
CLP	170,037	USD	172,218	1/25/2024	HUB	-	(2,181)	(2,181)
CLP	170,037	USD	172,182	1/25/2024	HUB	-	(2,145)	(2,145)
CLP	170,037	USD	172,143	1/25/2024	HUB	-	(2,106)	(2,106)
CLP	170,037	USD	172,007	1/25/2024	HUB	-	(1,970)	(1,970)
CLP	170,037	USD	172,052	1/25/2024	HUB	-	(2,015)	(2,015)
CLP	170,037	USD	172,285	1/25/2024	HUB	-	(2,248)	(2,248)
CLP	170,037	USD	172,206	1/25/2024	HUB	-	(2,169)	(2,169)
CLP	170,037	USD	172,117	1/25/2024	HUB	-	(2,080)	(2,080)
CLP	170,037	USD	174,514	1/25/2024	HUB	-	(4,477)	(4,477)
CLP	170,037	USD	173,667	1/25/2024	HUB	-	(3,630)	(3,630)
CLP	170,037	USD	173,322	1/25/2024	HUB	-	(3,285)	(3,285)
CLP	170,037	USD	173,501	1/25/2024	HUB	-	(3,464)	(3,464)
CLP	170,037	USD	173,551	1/25/2024	HUB	-	(3,514)	(3,514)
CLP	170,037	USD	173,545	1/25/2024	HUB	-	(3,508)	(3,508)
CLP	170,037	USD	173,589	1/25/2024	HUB	-	(3,552)	(3,552)
CLP	170,037	USD	173,358	1/25/2024	HUB	-	(3,321)	(3,321)
CLP	170,037	USD	173,545	1/25/2024	HUB	-	(3,508)	(3,508)
CLP	170,037	USD	173,533	1/25/2024	HUB	-	(3,496)	(3,496)
CLP	226,716	USD	229,466	1/25/2024	HUB	-	(2,750)	(2,750)
CLP	226,716	USD	229,242	1/25/2024	HUB	-	(2,526)	(2,526)
CLP	226,716	USD	229,355	1/25/2024	HUB	-	(2,639)	(2,639)
CLP	226,716	USD	229,232	1/25/2024	HUB	-	(2,516)	(2,516)
CLP	226,716	USD	229,350	1/25/2024	HUB	-	(2,634)	(2,634)
CLP	226,716	USD	229,153	1/25/2024	HUB	-	(2,437)	(2,437)
CLP	226,716	USD	229,830	1/25/2024	HUB	-	(3,114)	(3,114)
CLP	226,716	USD	229,537	1/25/2024	HUB	-	(2,821)	(2,821)
CLP	226,716	USD	229,397	1/25/2024	HUB	-	(2,681)	(2,681)
CLP	340,074	USD	341,456	1/25/2024	HUB	-	(1,382)	(1,382)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	340,074	USD	342,798	1/25/2024	HUB	$-	$(2,724)	$(2,724)
CLP	396,753	USD	391,552	1/25/2024	HUB	5,201	-	5,201
CLP	453,432	USD	458,774	1/25/2024	HUB	-	(5,342)	(5,342)
CLP	566,790	USD	568,014	1/25/2024	HUB	-	(1,224)	(1,224)
CLP	566,790	USD	567,054	1/25/2024	HUB	-	(264)	(264)
CLP	566,790	USD	566,143	1/25/2024	HUB	647	-	647
CLP	566,790	USD	572,096	1/25/2024	HUB	-	(5,306)	(5,306)
CLP	623,469	USD	625,355	1/25/2024	HUB	-	(1,886)	(1,886)
CLP	623,469	USD	630,084	1/25/2024	HUB	-	(6,615)	(6,615)
CLP	623,469	USD	630,481	1/25/2024	HUB	-	(7,012)	(7,012)
CLP	736,827	USD	735,536	1/25/2024	HUB	1,291	-	1,291
CLP	736,827	USD	743,546	1/25/2024	HUB	-	(6,719)	(6,719)
CLP	793,506	USD	791,623	1/25/2024	HUB	1,883	-	1,883
CLP	793,506	USD	783,901	1/25/2024	HUB	9,605	-	9,605
CLP	850,185	USD	853,709	1/25/2024	HUB	-	(3,524)	(3,524)
CLP	850,185	USD	850,755	1/25/2024	HUB	-	(570)	(570)
CLP	906,864	USD	900,445	1/25/2024	HUB	6,419	-	6,419
CLP	906,864	USD	899,969	1/25/2024	HUB	6,895	-	6,895
CLP	906,864	USD	902,700	1/25/2024	HUB	4,164	-	4,164
CLP	963,543	USD	969,954	1/25/2024	HUB	-	(6,411)	(6,411)
CLP	963,543	USD	960,648	1/25/2024	HUB	2,895	-	2,895
CLP	963,543	USD	963,752	1/25/2024	HUB	-	(209)	(209)
CLP	1,020,222	USD	1,023,332	1/25/2024	HUB	-	(3,110)	(3,110)
CLP	1,020,222	USD	1,016,329	1/25/2024	HUB	3,893	-	3,893
CLP	1,076,901	USD	1,073,616	1/25/2024	HUB	3,285	-	3,285
CLP	1,076,901	USD	1,057,153	1/25/2024	HUB	19,748	-	19,748
CLP	1,076,901	USD	1,072,865	1/25/2024	HUB	4,036	-	4,036
CLP	1,076,901	USD	1,083,721	1/25/2024	HUB	-	(6,820)	(6,820)
CLP	1,133,580	USD	1,126,469	1/25/2024	HUB	7,111	-	7,111
CLP	1,133,580	USD	1,115,325	1/25/2024	HUB	18,255	-	18,255
CLP	1,133,580	USD	1,112,273	1/25/2024	HUB	21,307	-	21,307
CLP	1,133,580	USD	1,137,967	1/25/2024	HUB	-	(4,387)	(4,387)
CLP	1,133,580	USD	1,141,892	1/25/2024	HUB	-	(8,312)	(8,312)
CLP	1,303,617	USD	1,309,706	1/25/2024	HUB	-	(6,089)	(6,089)
CLP	1,303,617	USD	1,285,980	1/25/2024	HUB	17,637	-	17,637
CLP	1,303,617	USD	1,302,438	1/25/2024	HUB	1,179	-	1,179
CLP	1,303,617	USD	1,314,902	1/25/2024	HUB	-	(11,285)	(11,285)
CLP	1,360,296	USD	1,375,753	1/25/2024	HUB	-	(15,457)	(15,457)
CLP	1,360,296	USD	1,379,025	1/25/2024	HUB	-	(18,729)	(18,729)
CLP	1,416,975	USD	1,401,173	1/25/2024	HUB	15,802	-	15,802
CLP	1,416,975	USD	1,395,245	1/25/2024	HUB	21,730	-	21,730
CLP	1,416,975	USD	1,413,292	1/25/2024	HUB	3,683	-	3,683
CLP	1,416,975	USD	1,415,853	1/25/2024	HUB	1,122	-	1,122
CLP	1,473,654	USD	1,459,052	1/25/2024	HUB	14,602	-	14,602
CLP	1,473,654	USD	1,467,716	1/25/2024	HUB	5,938	-	5,938
CLP	1,473,654	USD	1,481,465	1/25/2024	HUB	-	(7,811)	(7,811)
CLP	1,530,333	USD	1,528,671	1/25/2024	HUB	1,662	-	1,662
CLP	1,643,691	USD	1,624,068	1/25/2024	HUB	19,623	-	19,623
CLP	1,643,691	USD	1,640,829	1/25/2024	HUB	2,862	-	2,862
CLP	2,777,270	USD	2,778,344	1/25/2024	HUB	-	(1,074)	(1,074)
CLP	2,890,628	USD	2,889,584	1/25/2024	HUB	1,044	-	1,044
USD	27,237,727	CLP	28,104,076	1/25/2024	HUB	-	(866,349)	(866,349)
USD	23,025,579	CLP	24,097,270	1/25/2024	HUB	-	(1,071,691)	(1,071,691)
USD	2,021,914	CLP	2,068,783	1/25/2024	HUB	-	(46,869)	(46,869)
USD	2,021,041	CLP	2,068,783	1/25/2024	HUB	-	(47,742)	(47,742)
USD	601,008	CLP	623,469	1/25/2024	HUB	-	(22,461)	(22,461)
USD	492,191	CLP	510,111	1/25/2024	HUB	-	(17,920)	(17,920)
USD	450,867	CLP	453,432	1/25/2024	HUB	-	(2,565)	(2,565)
USD	337,944	CLP	340,074	1/25/2024	HUB	-	(2,130)	(2,130)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	337,964	CLP	340,074	1/25/2024	HUB	$-	$(2,110)	$(2,110)
USD	328,027	CLP	340,074	1/25/2024	HUB	-	(12,047)	(12,047)
USD	328,185	CLP	340,074	1/25/2024	HUB	-	(11,889)	(11,889)
USD	328,591	CLP	340,074	1/25/2024	HUB	-	(11,483)	(11,483)
USD	328,332	CLP	340,074	1/25/2024	HUB	-	(11,742)	(11,742)
USD	281,789	CLP	283,395	1/25/2024	HUB	-	(1,606)	(1,606)
USD	283,087	CLP	283,395	1/25/2024	HUB	-	(308)	(308)
USD	281,639	CLP	283,395	1/25/2024	HUB	-	(1,756)	(1,756)
USD	282,652	CLP	283,395	1/25/2024	HUB	-	(743)	(743)
USD	273,347	CLP	283,395	1/25/2024	HUB	-	(10,048)	(10,048)
USD	223,174	CLP	226,716	1/25/2024	HUB	-	(3,542)	(3,542)
USD	222,975	CLP	226,716	1/25/2024	HUB	-	(3,741)	(3,741)
USD	222,537	CLP	226,716	1/25/2024	HUB	-	(4,179)	(4,179)
USD	223,097	CLP	226,716	1/25/2024	HUB	-	(3,619)	(3,619)
USD	222,702	CLP	226,716	1/25/2024	HUB	-	(4,014)	(4,014)
USD	222,909	CLP	226,716	1/25/2024	HUB	-	(3,807)	(3,807)
USD	222,663	CLP	226,716	1/25/2024	HUB	-	(4,053)	(4,053)
USD	222,645	CLP	226,716	1/25/2024	HUB	-	(4,071)	(4,071)
USD	222,908	CLP	226,716	1/25/2024	HUB	-	(3,808)	(3,808)
USD	222,923	CLP	226,716	1/25/2024	HUB	-	(3,793)	(3,793)
USD	222,621	CLP	226,716	1/25/2024	HUB	-	(4,095)	(4,095)
USD	226,452	CLP	226,716	1/25/2024	HUB	-	(264)	(264)
USD	217,739	CLP	226,716	1/25/2024	HUB	-	(8,977)	(8,977)
USD	167,224	CLP	170,037	1/25/2024	HUB	-	(2,813)	(2,813)
USD	167,220	CLP	170,037	1/25/2024	HUB	-	(2,817)	(2,817)
USD	166,991	CLP	170,037	1/25/2024	HUB	-	(3,046)	(3,046)
USD	166,932	CLP	170,037	1/25/2024	HUB	-	(3,105)	(3,105)
USD	167,012	CLP	170,037	1/25/2024	HUB	-	(3,025)	(3,025)
USD	167,246	CLP	170,037	1/25/2024	HUB	-	(2,791)	(2,791)
USD	167,055	CLP	170,037	1/25/2024	HUB	-	(2,982)	(2,982)
USD	167,345	CLP	170,037	1/25/2024	HUB	-	(2,692)	(2,692)
USD	167,014	CLP	170,037	1/25/2024	HUB	-	(3,023)	(3,023)
USD	166,991	CLP	170,037	1/25/2024	HUB	-	(3,046)	(3,046)
USD	167,034	CLP	170,037	1/25/2024	HUB	-	(3,003)	(3,003)
USD	167,204	CLP	170,037	1/25/2024	HUB	-	(2,833)	(2,833)
USD	167,105	CLP	170,037	1/25/2024	HUB	-	(2,932)	(2,932)
USD	167,181	CLP	170,037	1/25/2024	HUB	-	(2,856)	(2,856)
USD	167,161	CLP	170,037	1/25/2024	HUB	-	(2,876)	(2,876)
USD	167,151	CLP	170,037	1/25/2024	HUB	-	(2,886)	(2,886)
USD	167,112	CLP	170,037	1/25/2024	HUB	-	(2,925)	(2,925)
USD	167,107	CLP	170,037	1/25/2024	HUB	-	(2,930)	(2,930)
USD	167,006	CLP	170,037	1/25/2024	HUB	-	(3,031)	(3,031)
USD	167,053	CLP	170,037	1/25/2024	HUB	-	(2,984)	(2,984)
USD	167,027	CLP	170,037	1/25/2024	HUB	-	(3,010)	(3,010)
USD	167,181	CLP	170,037	1/25/2024	HUB	-	(2,856)	(2,856)
USD	166,967	CLP	170,037	1/25/2024	HUB	-	(3,070)	(3,070)
USD	166,995	CLP	170,037	1/25/2024	HUB	-	(3,042)	(3,042)
USD	167,660	CLP	170,037	1/25/2024	HUB	-	(2,377)	(2,377)
USD	167,817	CLP	170,037	1/25/2024	HUB	-	(2,220)	(2,220)
USD	167,705	CLP	170,037	1/25/2024	HUB	-	(2,332)	(2,332)
USD	167,808	CLP	170,037	1/25/2024	HUB	-	(2,229)	(2,229)
USD	167,838	CLP	170,037	1/25/2024	HUB	-	(2,199)	(2,199)
USD	167,615	CLP	170,037	1/25/2024	HUB	-	(2,422)	(2,422)
USD	167,742	CLP	170,037	1/25/2024	HUB	-	(2,295)	(2,295)
USD	169,384	CLP	170,037	1/25/2024	HUB	-	(653)	(653)
USD	169,210	CLP	170,037	1/25/2024	HUB	-	(827)	(827)
USD	111,482	CLP	113,358	1/25/2024	HUB	-	(1,876)	(1,876)
USD	111,511	CLP	113,358	1/25/2024	HUB	-	(1,847)	(1,847)
USD	111,508	CLP	113,358	1/25/2024	HUB	-	(1,850)	(1,850)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	111,383	CLP	113,358	1/25/2024	HUB	$-	$(1,975)	$(1,975)
USD	111,441	CLP	113,358	1/25/2024	HUB	-	(1,917)	(1,917)
USD	111,565	CLP	113,358	1/25/2024	HUB	-	(1,793)	(1,793)
USD	111,516	CLP	113,358	1/25/2024	HUB	-	(1,842)	(1,842)
USD	111,339	CLP	113,358	1/25/2024	HUB	-	(2,019)	(2,019)
USD	111,487	CLP	113,358	1/25/2024	HUB	-	(1,871)	(1,871)
USD	111,285	CLP	113,358	1/25/2024	HUB	-	(2,073)	(2,073)
USD	111,432	CLP	113,358	1/25/2024	HUB	-	(1,926)	(1,926)
USD	111,414	CLP	113,358	1/25/2024	HUB	-	(1,944)	(1,944)
USD	111,406	CLP	113,358	1/25/2024	HUB	-	(1,952)	(1,952)
USD	111,397	CLP	113,358	1/25/2024	HUB	-	(1,961)	(1,961)
USD	111,367	CLP	113,358	1/25/2024	HUB	-	(1,991)	(1,991)
USD	111,205	CLP	113,358	1/25/2024	HUB	-	(2,153)	(2,153)
USD	111,331	CLP	113,358	1/25/2024	HUB	-	(2,027)	(2,027)
USD	111,781	CLP	113,358	1/25/2024	HUB	-	(1,577)	(1,577)
USD	111,762	CLP	113,358	1/25/2024	HUB	-	(1,596)	(1,596)
USD	111,859	CLP	113,358	1/25/2024	HUB	-	(1,499)	(1,499)
USD	111,811	CLP	113,358	1/25/2024	HUB	-	(1,547)	(1,547)
USD	111,741	CLP	113,358	1/25/2024	HUB	-	(1,617)	(1,617)
USD	111,932	CLP	113,358	1/25/2024	HUB	-	(1,426)	(1,426)
USD	111,897	CLP	113,358	1/25/2024	HUB	-	(1,461)	(1,461)
USD	111,947	CLP	113,358	1/25/2024	HUB	-	(1,411)	(1,411)
USD	111,886	CLP	113,358	1/25/2024	HUB	-	(1,472)	(1,472)
USD	111,821	CLP	113,358	1/25/2024	HUB	-	(1,537)	(1,537)
USD	112,779	CLP	113,358	1/25/2024	HUB	-	(579)	(579)
USD	55,644	CLP	56,679	1/25/2024	HUB	-	(1,035)	(1,035)
USD	55,739	CLP	56,679	1/25/2024	HUB	-	(940)	(940)
USD	55,746	CLP	56,679	1/25/2024	HUB	-	(933)	(933)
USD	55,684	CLP	56,679	1/25/2024	HUB	-	(995)	(995)
USD	55,761	CLP	56,679	1/25/2024	HUB	-	(918)	(918)
USD	55,698	CLP	56,679	1/25/2024	HUB	-	(981)	(981)
USD	55,740	CLP	56,679	1/25/2024	HUB	-	(939)	(939)
USD	55,772	CLP	56,679	1/25/2024	HUB	-	(907)	(907)
USD	55,753	CLP	56,679	1/25/2024	HUB	-	(926)	(926)
USD	55,716	CLP	56,679	1/25/2024	HUB	-	(963)	(963)
USD	55,729	CLP	56,679	1/25/2024	HUB	-	(950)	(950)
USD	55,726	CLP	56,679	1/25/2024	HUB	-	(953)	(953)
USD	55,738	CLP	56,679	1/25/2024	HUB	-	(941)	(941)
USD	55,697	CLP	56,679	1/25/2024	HUB	-	(982)	(982)
USD	55,719	CLP	56,679	1/25/2024	HUB	-	(960)	(960)
USD	55,711	CLP	56,679	1/25/2024	HUB	-	(968)	(968)
USD	55,700	CLP	56,679	1/25/2024	HUB	-	(979)	(979)
USD	55,672	CLP	56,679	1/25/2024	HUB	-	(1,007)	(1,007)
USD	55,959	CLP	56,679	1/25/2024	HUB	-	(720)	(720)
USD	55,915	CLP	56,679	1/25/2024	HUB	-	(764)	(764)
USD	55,873	CLP	56,679	1/25/2024	HUB	-	(806)	(806)
USD	55,883	CLP	56,679	1/25/2024	HUB	-	(796)	(796)
USD	55,980	CLP	56,679	1/25/2024	HUB	-	(699)	(699)
CNY	424,086	USD	424,394	1/29/2024	HUB	-	(308)	(308)
CNY	1,060,214	USD	1,062,639	1/29/2024	HUB	-	(2,425)	(2,425)
CNY	1,554,981	USD	1,558,868	1/29/2024	HUB	-	(3,887)	(3,887)
KRW	77,767	USD	77,614	1/31/2024	HUB	153	-	153
KRW	77,767	USD	77,586	1/31/2024	HUB	181	-	181
KRW	77,767	USD	77,123	1/31/2024	HUB	644	-	644
KRW	155,535	USD	155,070	1/31/2024	HUB	465	-	465
KRW	233,302	USD	231,683	1/31/2024	HUB	1,619	-	1,619
KRW	233,302	USD	231,854	1/31/2024	HUB	1,448	-	1,448
KRW	311,069	USD	309,139	1/31/2024	HUB	1,930	-	1,930
KRW	311,069	USD	309,178	1/31/2024	HUB	1,891	-	1,891

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	777,674	USD	770,482	1/31/2024	HUB	$7,192	$-	$7,192
KRW	1,244,278	USD	1,231,058	1/31/2024	HUB	13,220	-	13,220
KRW	2,177,486	USD	2,165,750	1/31/2024	HUB	11,736	-	11,736
USD	5,459,964	KRW	5,599,250	1/31/2024	HUB	-	(139,286)	(139,286)
USD	4,486,331	KRW	4,588,274	1/31/2024	HUB	-	(101,943)	(101,943)
USD	4,160,124	KRW	4,277,205	1/31/2024	HUB	-	(117,081)	(117,081)
USD	2,292,982	KRW	2,333,021	1/31/2024	HUB	-	(40,039)	(40,039)
USD	1,911,245	KRW	1,944,184	1/31/2024	HUB	-	(32,939)	(32,939)
USD	1,681,362	KRW	1,710,882	1/31/2024	HUB	-	(29,520)	(29,520)
USD	1,683,786	KRW	1,710,882	1/31/2024	HUB	-	(27,096)	(27,096)
USD	1,614,516	KRW	1,633,115	1/31/2024	HUB	-	(18,599)	(18,599)
USD	1,608,986	KRW	1,633,115	1/31/2024	HUB	-	(24,129)	(24,129)
USD	1,298,789	KRW	1,322,045	1/31/2024	HUB	-	(23,256)	(23,256)
USD	1,300,750	KRW	1,322,045	1/31/2024	HUB	-	(21,295)	(21,295)
USD	1,216,770	KRW	1,251,321	1/31/2024	HUB	-	(34,551)	(34,551)
USD	1,129,206	KRW	1,161,516	1/31/2024	HUB	-	(32,310)	(32,310)
USD	1,071,319	KRW	1,088,743	1/31/2024	HUB	-	(17,424)	(17,424)
USD	888,759	KRW	914,385	1/31/2024	HUB	-	(25,626)	(25,626)
USD	765,264	KRW	777,674	1/31/2024	HUB	-	(12,410)	(12,410)
USD	696,802	KRW	716,680	1/31/2024	HUB	-	(19,878)	(19,878)
USD	611,173	KRW	622,139	1/31/2024	HUB	-	(10,966)	(10,966)
USD	534,445	KRW	544,372	1/31/2024	HUB	-	(9,927)	(9,927)
USD	534,960	KRW	544,372	1/31/2024	HUB	-	(9,412)	(9,412)
USD	534,605	KRW	544,372	1/31/2024	HUB	-	(9,767)	(9,767)
USD	458,756	KRW	466,604	1/31/2024	HUB	-	(7,848)	(7,848)
USD	458,257	KRW	466,604	1/31/2024	HUB	-	(8,347)	(8,347)
USD	458,295	KRW	466,604	1/31/2024	HUB	-	(8,309)	(8,309)
USD	458,926	KRW	466,604	1/31/2024	HUB	-	(7,678)	(7,678)
USD	458,291	KRW	466,604	1/31/2024	HUB	-	(8,313)	(8,313)
USD	457,949	KRW	466,604	1/31/2024	HUB	-	(8,655)	(8,655)
USD	458,096	KRW	466,604	1/31/2024	HUB	-	(8,508)	(8,508)
USD	381,884	KRW	388,837	1/31/2024	HUB	-	(6,953)	(6,953)
USD	381,922	KRW	388,837	1/31/2024	HUB	-	(6,915)	(6,915)
USD	305,552	KRW	311,069	1/31/2024	HUB	-	(5,517)	(5,517)
USD	305,520	KRW	311,069	1/31/2024	HUB	-	(5,549)	(5,549)
USD	305,753	KRW	311,069	1/31/2024	HUB	-	(5,316)	(5,316)
USD	305,427	KRW	311,069	1/31/2024	HUB	-	(5,642)	(5,642)
USD	305,492	KRW	311,069	1/31/2024	HUB	-	(5,577)	(5,577)
USD	305,492	KRW	311,069	1/31/2024	HUB	-	(5,577)	(5,577)
USD	305,509	KRW	311,069	1/31/2024	HUB	-	(5,560)	(5,560)
USD	305,651	KRW	311,069	1/31/2024	HUB	-	(5,418)	(5,418)
USD	305,567	KRW	311,069	1/31/2024	HUB	-	(5,502)	(5,502)
USD	305,581	KRW	311,069	1/31/2024	HUB	-	(5,488)	(5,488)
USD	305,635	KRW	311,069	1/31/2024	HUB	-	(5,434)	(5,434)
USD	305,713	KRW	311,069	1/31/2024	HUB	-	(5,356)	(5,356)
USD	305,280	KRW	311,069	1/31/2024	HUB	-	(5,789)	(5,789)
USD	305,763	KRW	311,069	1/31/2024	HUB	-	(5,306)	(5,306)
USD	304,536	KRW	311,069	1/31/2024	HUB	-	(6,533)	(6,533)
USD	304,673	KRW	311,069	1/31/2024	HUB	-	(6,396)	(6,396)
USD	304,669	KRW	311,069	1/31/2024	HUB	-	(6,400)	(6,400)
USD	303,974	KRW	311,069	1/31/2024	HUB	-	(7,095)	(7,095)
USD	305,384	KRW	311,069	1/31/2024	HUB	-	(5,685)	(5,685)
USD	305,341	KRW	311,069	1/31/2024	HUB	-	(5,728)	(5,728)
USD	303,916	KRW	311,069	1/31/2024	HUB	-	(7,153)	(7,153)
USD	304,198	KRW	311,069	1/31/2024	HUB	-	(6,871)	(6,871)
USD	229,198	KRW	233,302	1/31/2024	HUB	-	(4,104)	(4,104)
USD	229,230	KRW	233,302	1/31/2024	HUB	-	(4,072)	(4,072)
USD	229,210	KRW	233,302	1/31/2024	HUB	-	(4,092)	(4,092)
USD	229,256	KRW	233,302	1/31/2024	HUB	-	(4,046)	(4,046)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	229,180	KRW	233,302	1/31/2024	HUB	$-	$(4,122)	$(4,122)
USD	229,235	KRW	233,302	1/31/2024	HUB	-	(4,067)	(4,067)
USD	227,278	KRW	233,302	1/31/2024	HUB	-	(6,024)	(6,024)
USD	227,154	KRW	233,302	1/31/2024	HUB	-	(6,148)	(6,148)
USD	227,677	KRW	233,302	1/31/2024	HUB	-	(5,625)	(5,625)
USD	227,597	KRW	233,302	1/31/2024	HUB	-	(5,705)	(5,705)
USD	227,183	KRW	233,302	1/31/2024	HUB	-	(6,119)	(6,119)
USD	227,299	KRW	233,302	1/31/2024	HUB	-	(6,003)	(6,003)
USD	228,272	KRW	233,302	1/31/2024	HUB	-	(5,030)	(5,030)
USD	228,660	KRW	233,302	1/31/2024	HUB	-	(4,642)	(4,642)
USD	228,574	KRW	233,302	1/31/2024	HUB	-	(4,728)	(4,728)
USD	228,519	KRW	233,302	1/31/2024	HUB	-	(4,783)	(4,783)
USD	228,648	KRW	233,302	1/31/2024	HUB	-	(4,654)	(4,654)
USD	228,575	KRW	233,302	1/31/2024	HUB	-	(4,727)	(4,727)
USD	228,543	KRW	233,302	1/31/2024	HUB	-	(4,759)	(4,759)
USD	228,950	KRW	233,302	1/31/2024	HUB	-	(4,352)	(4,352)
USD	227,996	KRW	233,302	1/31/2024	HUB	-	(5,306)	(5,306)
USD	228,043	KRW	233,302	1/31/2024	HUB	-	(5,259)	(5,259)
USD	228,026	KRW	233,302	1/31/2024	HUB	-	(5,276)	(5,276)
USD	228,000	KRW	233,302	1/31/2024	HUB	-	(5,302)	(5,302)
USD	152,740	KRW	155,535	1/31/2024	HUB	-	(2,795)	(2,795)
USD	152,748	KRW	155,535	1/31/2024	HUB	-	(2,787)	(2,787)
USD	152,758	KRW	155,535	1/31/2024	HUB	-	(2,777)	(2,777)
USD	152,770	KRW	155,535	1/31/2024	HUB	-	(2,765)	(2,765)
USD	152,882	KRW	155,535	1/31/2024	HUB	-	(2,653)	(2,653)
USD	152,831	KRW	155,535	1/31/2024	HUB	-	(2,704)	(2,704)
USD	152,741	KRW	155,535	1/31/2024	HUB	-	(2,794)	(2,794)
USD	152,823	KRW	155,535	1/31/2024	HUB	-	(2,712)	(2,712)
USD	152,734	KRW	155,535	1/31/2024	HUB	-	(2,801)	(2,801)
USD	152,771	KRW	155,535	1/31/2024	HUB	-	(2,764)	(2,764)
USD	151,560	KRW	155,535	1/31/2024	HUB	-	(3,975)	(3,975)
USD	151,455	KRW	155,535	1/31/2024	HUB	-	(4,080)	(4,080)
USD	151,465	KRW	155,535	1/31/2024	HUB	-	(4,070)	(4,070)
USD	151,738	KRW	155,535	1/31/2024	HUB	-	(3,797)	(3,797)
USD	151,771	KRW	155,535	1/31/2024	HUB	-	(3,764)	(3,764)
USD	151,756	KRW	155,535	1/31/2024	HUB	-	(3,779)	(3,779)
USD	151,747	KRW	155,535	1/31/2024	HUB	-	(3,788)	(3,788)
USD	151,453	KRW	155,535	1/31/2024	HUB	-	(4,082)	(4,082)
USD	151,534	KRW	155,535	1/31/2024	HUB	-	(4,001)	(4,001)
USD	151,490	KRW	155,535	1/31/2024	HUB	-	(4,045)	(4,045)
USD	151,526	KRW	155,535	1/31/2024	HUB	-	(4,009)	(4,009)
USD	151,485	KRW	155,535	1/31/2024	HUB	-	(4,050)	(4,050)
USD	151,512	KRW	155,535	1/31/2024	HUB	-	(4,023)	(4,023)
USD	151,527	KRW	155,535	1/31/2024	HUB	-	(4,008)	(4,008)
USD	152,342	KRW	155,535	1/31/2024	HUB	-	(3,193)	(3,193)
USD	152,335	KRW	155,535	1/31/2024	HUB	-	(3,200)	(3,200)
USD	152,350	KRW	155,535	1/31/2024	HUB	-	(3,185)	(3,185)
USD	152,351	KRW	155,535	1/31/2024	HUB	-	(3,184)	(3,184)
USD	152,348	KRW	155,535	1/31/2024	HUB	-	(3,187)	(3,187)
USD	152,366	KRW	155,535	1/31/2024	HUB	-	(3,169)	(3,169)
USD	152,356	KRW	155,535	1/31/2024	HUB	-	(3,179)	(3,179)
USD	152,423	KRW	155,535	1/31/2024	HUB	-	(3,112)	(3,112)
USD	152,287	KRW	155,535	1/31/2024	HUB	-	(3,248)	(3,248)
USD	152,284	KRW	155,535	1/31/2024	HUB	-	(3,251)	(3,251)
USD	152,356	KRW	155,535	1/31/2024	HUB	-	(3,179)	(3,179)
USD	152,433	KRW	155,535	1/31/2024	HUB	-	(3,102)	(3,102)
USD	152,708	KRW	155,535	1/31/2024	HUB	-	(2,827)	(2,827)
USD	151,972	KRW	155,535	1/31/2024	HUB	-	(3,563)	(3,563)
USD	152,772	KRW	155,535	1/31/2024	HUB	-	(2,763)	(2,763)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	151,981	KRW	155,535	1/31/2024	HUB	$-	$(3,554)	$(3,554)
USD	151,991	KRW	155,535	1/31/2024	HUB	-	(3,544)	(3,544)
USD	76,356	KRW	77,767	1/31/2024	HUB	-	(1,411)	(1,411)
USD	76,399	KRW	77,767	1/31/2024	HUB	-	(1,368)	(1,368)
USD	75,735	KRW	77,767	1/31/2024	HUB	-	(2,032)	(2,032)
USD	75,727	KRW	77,767	1/31/2024	HUB	-	(2,040)	(2,040)
USD	75,840	KRW	77,767	1/31/2024	HUB	-	(1,927)	(1,927)
USD	75,713	KRW	77,767	1/31/2024	HUB	-	(2,054)	(2,054)
USD	75,772	KRW	77,767	1/31/2024	HUB	-	(1,995)	(1,995)
USD	75,749	KRW	77,767	1/31/2024	HUB	-	(2,018)	(2,018)
USD	75,754	KRW	77,767	1/31/2024	HUB	-	(2,013)	(2,013)
USD	76,158	KRW	77,767	1/31/2024	HUB	-	(1,609)	(1,609)
USD	76,125	KRW	77,767	1/31/2024	HUB	-	(1,642)	(1,642)
USD	76,168	KRW	77,767	1/31/2024	HUB	-	(1,599)	(1,599)
USD	76,173	KRW	77,767	1/31/2024	HUB	-	(1,594)	(1,594)
USD	76,180	KRW	77,767	1/31/2024	HUB	-	(1,587)	(1,587)
USD	76,146	KRW	77,767	1/31/2024	HUB	-	(1,621)	(1,621)
USD	76,112	KRW	77,767	1/31/2024	HUB	-	(1,655)	(1,655)
USD	76,138	KRW	77,767	1/31/2024	HUB	-	(1,629)	(1,629)
USD	75,997	KRW	77,767	1/31/2024	HUB	-	(1,770)	(1,770)
USD	76,148	KRW	77,767	1/31/2024	HUB	-	(1,619)	(1,619)
USD	75,983	KRW	77,767	1/31/2024	HUB	-	(1,784)	(1,784)
USD	76,026	KRW	77,767	1/31/2024	HUB	-	(1,741)	(1,741)
COP	102,612	USD	101,093	2/1/2024	HUB	1,519	-	1,519
COP	256,531	USD	251,908	2/1/2024	HUB	4,623	-	4,623
COP	307,837	USD	302,330	2/1/2024	HUB	5,507	-	5,507
COP	307,837	USD	302,597	2/1/2024	HUB	5,240	-	5,240
COP	307,837	USD	302,949	2/1/2024	HUB	4,888	-	4,888
COP	307,837	USD	302,303	2/1/2024	HUB	5,534	-	5,534
COP	359,143	USD	352,647	2/1/2024	HUB	6,496	-	6,496
COP	461,755	USD	454,540	2/1/2024	HUB	7,215	-	7,215
COP	526,779	USD	509,673	2/1/2024	HUB	17,106	-	17,106
COP	964,665	USD	934,110	2/1/2024	HUB	30,555	-	30,555
COP	971,250	USD	939,502	2/1/2024	HUB	31,748	-	31,748
COP	1,231,347	USD	1,214,477	2/1/2024	HUB	16,870	-	16,870
COP	1,231,347	USD	1,214,412	2/1/2024	HUB	16,935	-	16,935
COP	6,948,680	USD	6,727,183	2/1/2024	HUB	221,497	-	221,497
COP	8,839,130	USD	8,534,619	2/1/2024	HUB	304,511	-	304,511
COP	8,839,130	USD	8,542,310	2/1/2024	HUB	296,820	-	296,820
USD	1,310,469	COP	1,385,265	2/1/2024	HUB	-	(74,796)	(74,796)
USD	1,117,473	COP	1,180,041	2/1/2024	HUB	-	(62,568)	(62,568)
BRL	20,553	USD	20,594	2/2/2024	HUB	-	(41)	(41)
BRL	20,553	USD	20,668	2/2/2024	HUB	-	(115)	(115)
BRL	20,553	USD	20,633	2/2/2024	HUB	-	(80)	(80)
BRL	20,553	USD	20,646	2/2/2024	HUB	-	(93)	(93)
BRL	20,553	USD	20,644	2/2/2024	HUB	-	(91)	(91)
BRL	20,553	USD	20,643	2/2/2024	HUB	-	(90)	(90)
BRL	20,553	USD	20,656	2/2/2024	HUB	-	(103)	(103)
BRL	20,553	USD	20,633	2/2/2024	HUB	-	(80)	(80)
BRL	20,553	USD	20,631	2/2/2024	HUB	-	(78)	(78)
BRL	20,553	USD	20,633	2/2/2024	HUB	-	(80)	(80)
BRL	20,553	USD	20,645	2/2/2024	HUB	-	(92)	(92)
BRL	20,553	USD	20,645	2/2/2024	HUB	-	(92)	(92)
BRL	20,553	USD	20,636	2/2/2024	HUB	-	(83)	(83)
BRL	20,553	USD	20,635	2/2/2024	HUB	-	(82)	(82)
BRL	20,553	USD	20,638	2/2/2024	HUB	-	(85)	(85)
BRL	20,553	USD	20,625	2/2/2024	HUB	-	(72)	(72)
BRL	20,553	USD	20,646	2/2/2024	HUB	-	(93)	(93)
BRL	20,553	USD	20,642	2/2/2024	HUB	-	(89)	(89)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,553	USD	20,645	2/2/2024	HUB	$-	$(92)	$(92)
BRL	20,553	USD	20,648	2/2/2024	HUB	-	(95)	(95)
BRL	20,553	USD	20,650	2/2/2024	HUB	-	(97)	(97)
BRL	20,553	USD	20,642	2/2/2024	HUB	-	(89)	(89)
BRL	20,553	USD	20,639	2/2/2024	HUB	-	(86)	(86)
BRL	20,553	USD	20,640	2/2/2024	HUB	-	(87)	(87)
BRL	20,553	USD	20,642	2/2/2024	HUB	-	(89)	(89)
BRL	20,553	USD	20,648	2/2/2024	HUB	-	(95)	(95)
BRL	20,553	USD	20,646	2/2/2024	HUB	-	(93)	(93)
BRL	20,553	USD	20,655	2/2/2024	HUB	-	(102)	(102)
BRL	20,553	USD	20,655	2/2/2024	HUB	-	(102)	(102)
BRL	20,553	USD	20,651	2/2/2024	HUB	-	(98)	(98)
BRL	41,106	USD	41,163	2/2/2024	HUB	-	(57)	(57)
BRL	41,106	USD	41,212	2/2/2024	HUB	-	(106)	(106)
BRL	41,106	USD	41,297	2/2/2024	HUB	-	(191)	(191)
BRL	41,106	USD	41,259	2/2/2024	HUB	-	(153)	(153)
BRL	41,106	USD	41,304	2/2/2024	HUB	-	(198)	(198)
BRL	41,106	USD	41,016	2/2/2024	HUB	90	-	90
BRL	41,106	USD	41,120	2/2/2024	HUB	-	(14)	(14)
BRL	41,106	USD	41,116	2/2/2024	HUB	-	(10)	(10)
BRL	41,106	USD	41,127	2/2/2024	HUB	-	(21)	(21)
BRL	41,106	USD	41,182	2/2/2024	HUB	-	(76)	(76)
BRL	41,106	USD	41,189	2/2/2024	HUB	-	(83)	(83)
BRL	41,106	USD	41,158	2/2/2024	HUB	-	(52)	(52)
BRL	41,106	USD	41,260	2/2/2024	HUB	-	(154)	(154)
BRL	41,106	USD	41,247	2/2/2024	HUB	-	(141)	(141)
BRL	41,106	USD	41,216	2/2/2024	HUB	-	(110)	(110)
BRL	41,106	USD	41,246	2/2/2024	HUB	-	(140)	(140)
BRL	41,106	USD	41,259	2/2/2024	HUB	-	(153)	(153)
BRL	41,106	USD	41,293	2/2/2024	HUB	-	(187)	(187)
BRL	41,106	USD	41,311	2/2/2024	HUB	-	(205)	(205)
BRL	41,106	USD	41,339	2/2/2024	HUB	-	(233)	(233)
BRL	41,106	USD	41,357	2/2/2024	HUB	-	(251)	(251)
BRL	41,106	USD	41,335	2/2/2024	HUB	-	(229)	(229)
BRL	41,106	USD	41,313	2/2/2024	HUB	-	(207)	(207)
BRL	41,106	USD	41,273	2/2/2024	HUB	-	(167)	(167)
BRL	41,106	USD	41,278	2/2/2024	HUB	-	(172)	(172)
BRL	41,106	USD	41,272	2/2/2024	HUB	-	(166)	(166)
BRL	41,106	USD	41,260	2/2/2024	HUB	-	(154)	(154)
BRL	41,106	USD	41,305	2/2/2024	HUB	-	(199)	(199)
BRL	41,106	USD	41,292	2/2/2024	HUB	-	(186)	(186)
BRL	41,106	USD	41,297	2/2/2024	HUB	-	(191)	(191)
BRL	41,106	USD	41,271	2/2/2024	HUB	-	(165)	(165)
BRL	41,106	USD	41,270	2/2/2024	HUB	-	(164)	(164)
BRL	41,106	USD	41,285	2/2/2024	HUB	-	(179)	(179)
BRL	41,106	USD	41,288	2/2/2024	HUB	-	(182)	(182)
BRL	41,106	USD	41,291	2/2/2024	HUB	-	(185)	(185)
BRL	41,106	USD	41,287	2/2/2024	HUB	-	(181)	(181)
BRL	41,106	USD	41,288	2/2/2024	HUB	-	(182)	(182)
BRL	41,106	USD	41,271	2/2/2024	HUB	-	(165)	(165)
BRL	41,106	USD	41,276	2/2/2024	HUB	-	(170)	(170)
BRL	41,106	USD	41,282	2/2/2024	HUB	-	(176)	(176)
BRL	41,106	USD	41,288	2/2/2024	HUB	-	(182)	(182)
BRL	41,106	USD	41,317	2/2/2024	HUB	-	(211)	(211)
BRL	41,106	USD	41,318	2/2/2024	HUB	-	(212)	(212)
BRL	41,106	USD	41,351	2/2/2024	HUB	-	(245)	(245)
BRL	41,106	USD	41,290	2/2/2024	HUB	-	(184)	(184)
BRL	41,106	USD	41,354	2/2/2024	HUB	-	(248)	(248)
BRL	41,106	USD	41,259	2/2/2024	HUB	-	(153)	(153)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	41,106	USD	41,270	2/2/2024	HUB	$-	$(164)	$(164)
BRL	41,106	USD	41,295	2/2/2024	HUB	-	(189)	(189)
BRL	41,106	USD	41,297	2/2/2024	HUB	-	(191)	(191)
BRL	41,106	USD	41,297	2/2/2024	HUB	-	(191)	(191)
BRL	41,106	USD	41,281	2/2/2024	HUB	-	(175)	(175)
BRL	41,106	USD	41,253	2/2/2024	HUB	-	(147)	(147)
BRL	41,106	USD	41,256	2/2/2024	HUB	-	(150)	(150)
BRL	41,106	USD	41,293	2/2/2024	HUB	-	(187)	(187)
BRL	41,106	USD	41,271	2/2/2024	HUB	-	(165)	(165)
BRL	41,106	USD	41,293	2/2/2024	HUB	-	(187)	(187)
BRL	41,106	USD	41,247	2/2/2024	HUB	-	(141)	(141)
BRL	41,106	USD	41,297	2/2/2024	HUB	-	(191)	(191)
BRL	41,106	USD	41,288	2/2/2024	HUB	-	(182)	(182)
BRL	41,106	USD	41,296	2/2/2024	HUB	-	(190)	(190)
BRL	41,106	USD	41,273	2/2/2024	HUB	-	(167)	(167)
BRL	41,106	USD	41,253	2/2/2024	HUB	-	(147)	(147)
BRL	41,106	USD	41,270	2/2/2024	HUB	-	(164)	(164)
BRL	41,106	USD	41,296	2/2/2024	HUB	-	(190)	(190)
BRL	41,106	USD	41,272	2/2/2024	HUB	-	(166)	(166)
BRL	41,106	USD	41,265	2/2/2024	HUB	-	(159)	(159)
BRL	41,106	USD	41,296	2/2/2024	HUB	-	(190)	(190)
BRL	41,106	USD	41,285	2/2/2024	HUB	-	(179)	(179)
BRL	41,106	USD	40,935	2/2/2024	HUB	171	-	171
BRL	61,659	USD	61,927	2/2/2024	HUB	-	(268)	(268)
BRL	61,659	USD	61,890	2/2/2024	HUB	-	(231)	(231)
BRL	61,659	USD	61,953	2/2/2024	HUB	-	(294)	(294)
BRL	61,659	USD	61,934	2/2/2024	HUB	-	(275)	(275)
BRL	61,659	USD	61,524	2/2/2024	HUB	135	-	135
BRL	61,659	USD	61,471	2/2/2024	HUB	188	-	188
BRL	61,659	USD	61,434	2/2/2024	HUB	225	-	225
BRL	61,659	USD	61,527	2/2/2024	HUB	132	-	132
BRL	61,659	USD	61,506	2/2/2024	HUB	153	-	153
BRL	61,659	USD	61,539	2/2/2024	HUB	120	-	120
BRL	61,659	USD	61,506	2/2/2024	HUB	153	-	153
BRL	61,659	USD	61,487	2/2/2024	HUB	172	-	172
BRL	61,659	USD	61,473	2/2/2024	HUB	186	-	186
BRL	61,659	USD	61,445	2/2/2024	HUB	214	-	214
BRL	61,659	USD	61,445	2/2/2024	HUB	214	-	214
BRL	61,659	USD	61,520	2/2/2024	HUB	139	-	139
BRL	61,659	USD	61,493	2/2/2024	HUB	166	-	166
BRL	61,659	USD	61,754	2/2/2024	HUB	-	(95)	(95)
BRL	61,659	USD	61,716	2/2/2024	HUB	-	(57)	(57)
BRL	61,659	USD	61,670	2/2/2024	HUB	-	(11)	(11)
BRL	61,659	USD	61,729	2/2/2024	HUB	-	(70)	(70)
BRL	61,659	USD	61,774	2/2/2024	HUB	-	(115)	(115)
BRL	61,659	USD	61,778	2/2/2024	HUB	-	(119)	(119)
BRL	61,659	USD	61,771	2/2/2024	HUB	-	(112)	(112)
BRL	61,659	USD	61,684	2/2/2024	HUB	-	(25)	(25)
BRL	61,659	USD	61,684	2/2/2024	HUB	-	(25)	(25)
BRL	61,659	USD	61,754	2/2/2024	HUB	-	(95)	(95)
BRL	61,659	USD	61,771	2/2/2024	HUB	-	(112)	(112)
BRL	61,659	USD	61,729	2/2/2024	HUB	-	(70)	(70)
BRL	61,659	USD	61,788	2/2/2024	HUB	-	(129)	(129)
BRL	61,659	USD	61,749	2/2/2024	HUB	-	(90)	(90)
BRL	61,659	USD	61,723	2/2/2024	HUB	-	(64)	(64)
BRL	61,659	USD	61,864	2/2/2024	HUB	-	(205)	(205)
BRL	61,659	USD	61,736	2/2/2024	HUB	-	(77)	(77)
BRL	61,659	USD	61,736	2/2/2024	HUB	-	(77)	(77)
BRL	61,659	USD	61,913	2/2/2024	HUB	-	(254)	(254)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	61,659	USD	61,934	2/2/2024	HUB	$-	$(275)	$(275)
BRL	61,659	USD	61,941	2/2/2024	HUB	-	(282)	(282)
BRL	61,659	USD	61,954	2/2/2024	HUB	-	(295)	(295)
BRL	61,659	USD	61,966	2/2/2024	HUB	-	(307)	(307)
BRL	61,659	USD	61,986	2/2/2024	HUB	-	(327)	(327)
BRL	61,659	USD	61,921	2/2/2024	HUB	-	(262)	(262)
BRL	61,659	USD	61,907	2/2/2024	HUB	-	(248)	(248)
BRL	61,659	USD	61,972	2/2/2024	HUB	-	(313)	(313)
BRL	61,659	USD	61,979	2/2/2024	HUB	-	(320)	(320)
BRL	61,659	USD	62,037	2/2/2024	HUB	-	(378)	(378)
BRL	61,659	USD	61,998	2/2/2024	HUB	-	(339)	(339)
BRL	61,659	USD	61,921	2/2/2024	HUB	-	(262)	(262)
BRL	61,659	USD	61,934	2/2/2024	HUB	-	(275)	(275)
BRL	61,659	USD	61,786	2/2/2024	HUB	-	(127)	(127)
BRL	61,659	USD	61,814	2/2/2024	HUB	-	(155)	(155)
BRL	61,659	USD	61,819	2/2/2024	HUB	-	(160)	(160)
BRL	61,659	USD	61,711	2/2/2024	HUB	-	(52)	(52)
BRL	61,659	USD	61,679	2/2/2024	HUB	-	(20)	(20)
BRL	61,659	USD	61,850	2/2/2024	HUB	-	(191)	(191)
BRL	61,659	USD	61,787	2/2/2024	HUB	-	(128)	(128)
BRL	61,659	USD	61,766	2/2/2024	HUB	-	(107)	(107)
BRL	61,659	USD	61,779	2/2/2024	HUB	-	(120)	(120)
BRL	61,659	USD	61,673	2/2/2024	HUB	-	(14)	(14)
BRL	61,659	USD	61,667	2/2/2024	HUB	-	(8)	(8)
BRL	61,659	USD	61,815	2/2/2024	HUB	-	(156)	(156)
BRL	61,659	USD	61,763	2/2/2024	HUB	-	(104)	(104)
BRL	61,659	USD	61,815	2/2/2024	HUB	-	(156)	(156)
BRL	61,659	USD	61,814	2/2/2024	HUB	-	(155)	(155)
BRL	61,659	USD	61,861	2/2/2024	HUB	-	(202)	(202)
BRL	61,659	USD	61,815	2/2/2024	HUB	-	(156)	(156)
BRL	61,659	USD	61,737	2/2/2024	HUB	-	(78)	(78)
BRL	61,659	USD	61,795	2/2/2024	HUB	-	(136)	(136)
BRL	61,659	USD	61,793	2/2/2024	HUB	-	(134)	(134)
BRL	61,659	USD	61,798	2/2/2024	HUB	-	(139)	(139)
BRL	61,659	USD	61,797	2/2/2024	HUB	-	(138)	(138)
BRL	61,659	USD	61,766	2/2/2024	HUB	-	(107)	(107)
BRL	61,659	USD	61,785	2/2/2024	HUB	-	(126)	(126)
BRL	61,659	USD	61,849	2/2/2024	HUB	-	(190)	(190)
BRL	61,659	USD	61,955	2/2/2024	HUB	-	(296)	(296)
BRL	61,659	USD	61,953	2/2/2024	HUB	-	(294)	(294)
BRL	61,659	USD	61,906	2/2/2024	HUB	-	(247)	(247)
BRL	61,659	USD	61,906	2/2/2024	HUB	-	(247)	(247)
BRL	61,659	USD	61,959	2/2/2024	HUB	-	(300)	(300)
BRL	61,659	USD	61,935	2/2/2024	HUB	-	(276)	(276)
BRL	61,659	USD	61,938	2/2/2024	HUB	-	(279)	(279)
BRL	61,659	USD	61,940	2/2/2024	HUB	-	(281)	(281)
BRL	61,659	USD	61,940	2/2/2024	HUB	-	(281)	(281)
BRL	61,659	USD	61,916	2/2/2024	HUB	-	(257)	(257)
BRL	61,659	USD	61,908	2/2/2024	HUB	-	(249)	(249)
BRL	61,659	USD	61,894	2/2/2024	HUB	-	(235)	(235)
BRL	61,659	USD	61,894	2/2/2024	HUB	-	(235)	(235)
BRL	61,659	USD	61,903	2/2/2024	HUB	-	(244)	(244)
BRL	61,659	USD	61,943	2/2/2024	HUB	-	(284)	(284)
BRL	61,659	USD	61,944	2/2/2024	HUB	-	(285)	(285)
BRL	61,659	USD	61,945	2/2/2024	HUB	-	(286)	(286)
BRL	61,659	USD	61,921	2/2/2024	HUB	-	(262)	(262)
BRL	61,659	USD	61,869	2/2/2024	HUB	-	(210)	(210)
BRL	61,659	USD	61,871	2/2/2024	HUB	-	(212)	(212)
BRL	61,659	USD	61,945	2/2/2024	HUB	-	(286)	(286)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	61,659	USD	62,008	2/2/2024	HUB	$-	$(349)	$(349)
BRL	61,659	USD	61,946	2/2/2024	HUB	-	(287)	(287)
BRL	61,659	USD	62,029	2/2/2024	HUB	-	(370)	(370)
BRL	61,659	USD	62,009	2/2/2024	HUB	-	(350)	(350)
BRL	61,659	USD	61,881	2/2/2024	HUB	-	(222)	(222)
BRL	61,659	USD	62,046	2/2/2024	HUB	-	(387)	(387)
BRL	61,659	USD	62,012	2/2/2024	HUB	-	(353)	(353)
BRL	61,659	USD	61,925	2/2/2024	HUB	-	(266)	(266)
BRL	61,659	USD	61,934	2/2/2024	HUB	-	(275)	(275)
BRL	61,659	USD	61,941	2/2/2024	HUB	-	(282)	(282)
BRL	61,659	USD	61,947	2/2/2024	HUB	-	(288)	(288)
BRL	61,659	USD	61,940	2/2/2024	HUB	-	(281)	(281)
BRL	61,659	USD	61,939	2/2/2024	HUB	-	(280)	(280)
BRL	61,659	USD	61,908	2/2/2024	HUB	-	(249)	(249)
BRL	61,659	USD	61,916	2/2/2024	HUB	-	(257)	(257)
BRL	61,659	USD	61,952	2/2/2024	HUB	-	(293)	(293)
BRL	61,659	USD	61,964	2/2/2024	HUB	-	(305)	(305)
BRL	61,659	USD	61,961	2/2/2024	HUB	-	(302)	(302)
BRL	61,659	USD	61,941	2/2/2024	HUB	-	(282)	(282)
BRL	61,659	USD	62,014	2/2/2024	HUB	-	(355)	(355)
BRL	61,659	USD	61,959	2/2/2024	HUB	-	(300)	(300)
BRL	61,659	USD	61,919	2/2/2024	HUB	-	(260)	(260)
BRL	61,659	USD	61,914	2/2/2024	HUB	-	(255)	(255)
BRL	61,659	USD	61,889	2/2/2024	HUB	-	(230)	(230)
BRL	61,659	USD	62,042	2/2/2024	HUB	-	(383)	(383)
BRL	61,659	USD	61,909	2/2/2024	HUB	-	(250)	(250)
BRL	61,659	USD	61,965	2/2/2024	HUB	-	(306)	(306)
BRL	61,659	USD	61,921	2/2/2024	HUB	-	(262)	(262)
BRL	61,659	USD	61,910	2/2/2024	HUB	-	(251)	(251)
BRL	61,659	USD	61,931	2/2/2024	HUB	-	(272)	(272)
BRL	61,659	USD	62,006	2/2/2024	HUB	-	(347)	(347)
BRL	61,659	USD	61,770	2/2/2024	HUB	-	(111)	(111)
BRL	61,659	USD	61,769	2/2/2024	HUB	-	(110)	(110)
BRL	61,659	USD	61,605	2/2/2024	HUB	54	-	54
BRL	82,212	USD	82,308	2/2/2024	HUB	-	(96)	(96)
BRL	82,212	USD	82,315	2/2/2024	HUB	-	(103)	(103)
BRL	82,212	USD	82,391	2/2/2024	HUB	-	(179)	(179)
BRL	82,212	USD	82,442	2/2/2024	HUB	-	(230)	(230)
BRL	82,212	USD	82,572	2/2/2024	HUB	-	(360)	(360)
BRL	82,212	USD	82,555	2/2/2024	HUB	-	(343)	(343)
BRL	82,212	USD	82,623	2/2/2024	HUB	-	(411)	(411)
BRL	82,212	USD	82,647	2/2/2024	HUB	-	(435)	(435)
BRL	82,212	USD	81,934	2/2/2024	HUB	278	-	278
BRL	82,212	USD	82,021	2/2/2024	HUB	191	-	191
BRL	82,212	USD	81,982	2/2/2024	HUB	230	-	230
BRL	82,212	USD	81,984	2/2/2024	HUB	228	-	228
BRL	82,212	USD	82,037	2/2/2024	HUB	175	-	175
BRL	82,212	USD	82,016	2/2/2024	HUB	196	-	196
BRL	82,212	USD	82,035	2/2/2024	HUB	177	-	177
BRL	82,212	USD	82,020	2/2/2024	HUB	192	-	192
BRL	82,212	USD	82,073	2/2/2024	HUB	139	-	139
BRL	82,212	USD	81,994	2/2/2024	HUB	218	-	218
BRL	82,212	USD	81,932	2/2/2024	HUB	280	-	280
BRL	82,212	USD	82,020	2/2/2024	HUB	192	-	192
BRL	82,212	USD	82,001	2/2/2024	HUB	211	-	211
BRL	82,212	USD	81,991	2/2/2024	HUB	221	-	221
BRL	82,212	USD	81,935	2/2/2024	HUB	277	-	277
BRL	82,212	USD	82,252	2/2/2024	HUB	-	(40)	(40)
BRL	82,212	USD	82,058	2/2/2024	HUB	154	-	154

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	82,212	USD	82,417	2/2/2024	HUB	$-	$(205)	$(205)
BRL	82,212	USD	82,368	2/2/2024	HUB	-	(156)	(156)
BRL	82,212	USD	82,324	2/2/2024	HUB	-	(112)	(112)
BRL	82,212	USD	82,339	2/2/2024	HUB	-	(127)	(127)
BRL	82,212	USD	82,281	2/2/2024	HUB	-	(69)	(69)
BRL	82,212	USD	82,366	2/2/2024	HUB	-	(154)	(154)
BRL	82,212	USD	82,340	2/2/2024	HUB	-	(128)	(128)
BRL	82,212	USD	82,366	2/2/2024	HUB	-	(154)	(154)
BRL	82,212	USD	82,495	2/2/2024	HUB	-	(283)	(283)
BRL	82,212	USD	82,290	2/2/2024	HUB	-	(78)	(78)
BRL	82,212	USD	82,349	2/2/2024	HUB	-	(137)	(137)
BRL	82,212	USD	82,307	2/2/2024	HUB	-	(95)	(95)
BRL	82,212	USD	82,469	2/2/2024	HUB	-	(257)	(257)
BRL	82,212	USD	82,459	2/2/2024	HUB	-	(247)	(247)
BRL	82,212	USD	82,544	2/2/2024	HUB	-	(332)	(332)
BRL	82,212	USD	82,580	2/2/2024	HUB	-	(368)	(368)
BRL	82,212	USD	82,485	2/2/2024	HUB	-	(273)	(273)
BRL	82,212	USD	82,602	2/2/2024	HUB	-	(390)	(390)
BRL	82,212	USD	82,681	2/2/2024	HUB	-	(469)	(469)
BRL	82,212	USD	82,493	2/2/2024	HUB	-	(281)	(281)
BRL	82,212	USD	82,563	2/2/2024	HUB	-	(351)	(351)
BRL	82,212	USD	82,555	2/2/2024	HUB	-	(343)	(343)
BRL	82,212	USD	82,623	2/2/2024	HUB	-	(411)	(411)
BRL	82,212	USD	82,552	2/2/2024	HUB	-	(340)	(340)
BRL	82,212	USD	82,589	2/2/2024	HUB	-	(377)	(377)
BRL	82,212	USD	82,586	2/2/2024	HUB	-	(374)	(374)
BRL	82,212	USD	82,589	2/2/2024	HUB	-	(377)	(377)
BRL	82,212	USD	82,597	2/2/2024	HUB	-	(385)	(385)
BRL	82,212	USD	82,560	2/2/2024	HUB	-	(348)	(348)
BRL	82,212	USD	82,553	2/2/2024	HUB	-	(341)	(341)
BRL	82,212	USD	82,594	2/2/2024	HUB	-	(382)	(382)
BRL	82,212	USD	82,536	2/2/2024	HUB	-	(324)	(324)
BRL	82,212	USD	82,577	2/2/2024	HUB	-	(365)	(365)
BRL	82,212	USD	82,587	2/2/2024	HUB	-	(375)	(375)
BRL	82,212	USD	82,581	2/2/2024	HUB	-	(369)	(369)
BRL	82,212	USD	82,466	2/2/2024	HUB	-	(254)	(254)
BRL	82,212	USD	82,392	2/2/2024	HUB	-	(180)	(180)
BRL	82,212	USD	82,377	2/2/2024	HUB	-	(165)	(165)
BRL	82,212	USD	82,343	2/2/2024	HUB	-	(131)	(131)
BRL	82,212	USD	82,316	2/2/2024	HUB	-	(104)	(104)
BRL	82,212	USD	82,369	2/2/2024	HUB	-	(157)	(157)
BRL	82,212	USD	82,394	2/2/2024	HUB	-	(182)	(182)
BRL	82,212	USD	82,240	2/2/2024	HUB	-	(28)	(28)
BRL	82,212	USD	82,313	2/2/2024	HUB	-	(101)	(101)
BRL	82,212	USD	82,196	2/2/2024	HUB	16	-	16
BRL	82,212	USD	82,281	2/2/2024	HUB	-	(69)	(69)
BRL	82,212	USD	82,389	2/2/2024	HUB	-	(177)	(177)
BRL	82,212	USD	82,444	2/2/2024	HUB	-	(232)	(232)
BRL	82,212	USD	82,247	2/2/2024	HUB	-	(35)	(35)
BRL	82,212	USD	82,179	2/2/2024	HUB	33	-	33
BRL	82,212	USD	82,207	2/2/2024	HUB	5	-	5
BRL	82,212	USD	82,201	2/2/2024	HUB	11	-	11
BRL	82,212	USD	82,194	2/2/2024	HUB	18	-	18
BRL	82,212	USD	82,298	2/2/2024	HUB	-	(86)	(86)
BRL	82,212	USD	82,400	2/2/2024	HUB	-	(188)	(188)
BRL	82,212	USD	82,266	2/2/2024	HUB	-	(54)	(54)
BRL	82,212	USD	82,315	2/2/2024	HUB	-	(103)	(103)
BRL	82,212	USD	82,340	2/2/2024	HUB	-	(128)	(128)
BRL	82,212	USD	82,525	2/2/2024	HUB	-	(313)	(313)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	82,212	USD	82,433	2/2/2024	HUB	$-	$(221)	$(221)
BRL	82,212	USD	82,415	2/2/2024	HUB	-	(203)	(203)
BRL	82,212	USD	82,478	2/2/2024	HUB	-	(266)	(266)
BRL	82,212	USD	82,399	2/2/2024	HUB	-	(187)	(187)
BRL	82,212	USD	82,495	2/2/2024	HUB	-	(283)	(283)
BRL	82,212	USD	82,474	2/2/2024	HUB	-	(262)	(262)
BRL	82,212	USD	82,403	2/2/2024	HUB	-	(191)	(191)
BRL	82,212	USD	82,518	2/2/2024	HUB	-	(306)	(306)
BRL	82,212	USD	82,031	2/2/2024	HUB	181	-	181
BRL	82,212	USD	82,368	2/2/2024	HUB	-	(156)	(156)
BRL	82,212	USD	82,315	2/2/2024	HUB	-	(103)	(103)
BRL	82,212	USD	82,410	2/2/2024	HUB	-	(198)	(198)
BRL	82,212	USD	82,082	2/2/2024	HUB	130	-	130
BRL	82,212	USD	82,359	2/2/2024	HUB	-	(147)	(147)
BRL	82,212	USD	82,355	2/2/2024	HUB	-	(143)	(143)
BRL	82,212	USD	82,585	2/2/2024	HUB	-	(373)	(373)
BRL	82,212	USD	82,534	2/2/2024	HUB	-	(322)	(322)
BRL	82,212	USD	82,510	2/2/2024	HUB	-	(298)	(298)
BRL	82,212	USD	82,568	2/2/2024	HUB	-	(356)	(356)
BRL	82,212	USD	82,521	2/2/2024	HUB	-	(309)	(309)
BRL	82,212	USD	82,497	2/2/2024	HUB	-	(285)	(285)
BRL	82,212	USD	82,572	2/2/2024	HUB	-	(360)	(360)
BRL	82,212	USD	82,572	2/2/2024	HUB	-	(360)	(360)
BRL	82,212	USD	82,589	2/2/2024	HUB	-	(377)	(377)
BRL	82,212	USD	82,553	2/2/2024	HUB	-	(341)	(341)
BRL	82,212	USD	82,555	2/2/2024	HUB	-	(343)	(343)
BRL	82,212	USD	82,526	2/2/2024	HUB	-	(314)	(314)
BRL	82,212	USD	82,546	2/2/2024	HUB	-	(334)	(334)
BRL	82,212	USD	82,534	2/2/2024	HUB	-	(322)	(322)
BRL	82,212	USD	82,538	2/2/2024	HUB	-	(326)	(326)
BRL	82,212	USD	82,679	2/2/2024	HUB	-	(467)	(467)
BRL	82,212	USD	82,585	2/2/2024	HUB	-	(373)	(373)
BRL	82,212	USD	82,713	2/2/2024	HUB	-	(501)	(501)
BRL	82,212	USD	82,674	2/2/2024	HUB	-	(462)	(462)
BRL	82,212	USD	82,671	2/2/2024	HUB	-	(459)	(459)
BRL	82,212	USD	82,676	2/2/2024	HUB	-	(464)	(464)
BRL	82,212	USD	82,594	2/2/2024	HUB	-	(382)	(382)
BRL	82,212	USD	82,580	2/2/2024	HUB	-	(368)	(368)
BRL	82,212	USD	82,563	2/2/2024	HUB	-	(351)	(351)
BRL	82,212	USD	82,602	2/2/2024	HUB	-	(390)	(390)
BRL	82,212	USD	82,681	2/2/2024	HUB	-	(469)	(469)
BRL	82,212	USD	82,557	2/2/2024	HUB	-	(345)	(345)
BRL	82,212	USD	82,582	2/2/2024	HUB	-	(370)	(370)
BRL	82,212	USD	82,546	2/2/2024	HUB	-	(334)	(334)
BRL	82,212	USD	82,546	2/2/2024	HUB	-	(334)	(334)
BRL	82,212	USD	82,624	2/2/2024	HUB	-	(412)	(412)
BRL	82,212	USD	82,636	2/2/2024	HUB	-	(424)	(424)
BRL	82,212	USD	82,652	2/2/2024	HUB	-	(440)	(440)
BRL	82,212	USD	82,524	2/2/2024	HUB	-	(312)	(312)
BRL	82,212	USD	82,501	2/2/2024	HUB	-	(289)	(289)
BRL	82,212	USD	82,663	2/2/2024	HUB	-	(451)	(451)
BRL	82,212	USD	82,553	2/2/2024	HUB	-	(341)	(341)
BRL	82,212	USD	82,719	2/2/2024	HUB	-	(507)	(507)
BRL	82,212	USD	82,098	2/2/2024	HUB	114	-	114
BRL	82,212	USD	82,032	2/2/2024	HUB	180	-	180
BRL	82,212	USD	82,384	2/2/2024	HUB	-	(172)	(172)
BRL	102,765	USD	103,083	2/2/2024	HUB	-	(318)	(318)
BRL	102,765	USD	103,074	2/2/2024	HUB	-	(309)	(309)
BRL	102,765	USD	103,225	2/2/2024	HUB	-	(460)	(460)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	102,765	USD	103,215	2/2/2024	HUB	$-	$(450)	$(450)
BRL	102,765	USD	103,149	2/2/2024	HUB	-	(384)	(384)
BRL	102,765	USD	103,138	2/2/2024	HUB	-	(373)	(373)
BRL	102,765	USD	103,246	2/2/2024	HUB	-	(481)	(481)
BRL	102,765	USD	103,257	2/2/2024	HUB	-	(492)	(492)
BRL	102,765	USD	103,247	2/2/2024	HUB	-	(482)	(482)
BRL	102,765	USD	103,289	2/2/2024	HUB	-	(524)	(524)
BRL	102,765	USD	103,353	2/2/2024	HUB	-	(588)	(588)
BRL	102,765	USD	102,537	2/2/2024	HUB	228	-	228
BRL	102,765	USD	102,537	2/2/2024	HUB	228	-	228
BRL	102,765	USD	102,419	2/2/2024	HUB	346	-	346
BRL	102,765	USD	102,546	2/2/2024	HUB	219	-	219
BRL	102,765	USD	102,532	2/2/2024	HUB	233	-	233
BRL	102,765	USD	102,514	2/2/2024	HUB	251	-	251
BRL	102,765	USD	102,480	2/2/2024	HUB	285	-	285
BRL	102,765	USD	102,546	2/2/2024	HUB	219	-	219
BRL	102,765	USD	102,430	2/2/2024	HUB	335	-	335
BRL	102,765	USD	102,483	2/2/2024	HUB	282	-	282
BRL	102,765	USD	102,535	2/2/2024	HUB	230	-	230
BRL	102,765	USD	102,535	2/2/2024	HUB	230	-	230
BRL	102,765	USD	102,807	2/2/2024	HUB	-	(42)	(42)
BRL	102,765	USD	102,769	2/2/2024	HUB	-	(4)	(4)
BRL	102,765	USD	102,573	2/2/2024	HUB	192	-	192
BRL	102,765	USD	102,547	2/2/2024	HUB	218	-	218
BRL	102,765	USD	102,839	2/2/2024	HUB	-	(74)	(74)
BRL	102,765	USD	102,871	2/2/2024	HUB	-	(106)	(106)
BRL	102,765	USD	102,828	2/2/2024	HUB	-	(63)	(63)
BRL	102,765	USD	102,799	2/2/2024	HUB	-	(34)	(34)
BRL	102,765	USD	102,915	2/2/2024	HUB	-	(150)	(150)
BRL	102,765	USD	102,957	2/2/2024	HUB	-	(192)	(192)
BRL	102,765	USD	103,000	2/2/2024	HUB	-	(235)	(235)
BRL	102,765	USD	102,796	2/2/2024	HUB	-	(31)	(31)
BRL	102,765	USD	102,830	2/2/2024	HUB	-	(65)	(65)
BRL	102,765	USD	102,799	2/2/2024	HUB	-	(34)	(34)
BRL	102,765	USD	102,957	2/2/2024	HUB	-	(192)	(192)
BRL	102,765	USD	102,957	2/2/2024	HUB	-	(192)	(192)
BRL	102,765	USD	102,926	2/2/2024	HUB	-	(161)	(161)
BRL	102,765	USD	102,915	2/2/2024	HUB	-	(150)	(150)
BRL	102,765	USD	102,915	2/2/2024	HUB	-	(150)	(150)
BRL	102,765	USD	102,968	2/2/2024	HUB	-	(203)	(203)
BRL	102,765	USD	102,915	2/2/2024	HUB	-	(150)	(150)
BRL	102,765	USD	102,936	2/2/2024	HUB	-	(171)	(171)
BRL	102,765	USD	103,172	2/2/2024	HUB	-	(407)	(407)
BRL	102,765	USD	103,119	2/2/2024	HUB	-	(354)	(354)
BRL	102,765	USD	102,872	2/2/2024	HUB	-	(107)	(107)
BRL	102,765	USD	103,085	2/2/2024	HUB	-	(320)	(320)
BRL	102,765	USD	103,138	2/2/2024	HUB	-	(373)	(373)
BRL	102,765	USD	103,127	2/2/2024	HUB	-	(362)	(362)
BRL	102,765	USD	103,193	2/2/2024	HUB	-	(428)	(428)
BRL	102,765	USD	103,236	2/2/2024	HUB	-	(471)	(471)
BRL	102,765	USD	103,225	2/2/2024	HUB	-	(460)	(460)
BRL	102,765	USD	103,246	2/2/2024	HUB	-	(481)	(481)
BRL	102,765	USD	103,410	2/2/2024	HUB	-	(645)	(645)
BRL	102,765	USD	103,183	2/2/2024	HUB	-	(418)	(418)
BRL	102,765	USD	103,353	2/2/2024	HUB	-	(588)	(588)
BRL	102,765	USD	103,247	2/2/2024	HUB	-	(482)	(482)
BRL	102,765	USD	103,381	2/2/2024	HUB	-	(616)	(616)
BRL	102,765	USD	103,185	2/2/2024	HUB	-	(420)	(420)
BRL	102,765	USD	103,221	2/2/2024	HUB	-	(456)	(456)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	102,765	USD	103,024	2/2/2024	HUB	$-	$(259)	$(259)
BRL	102,765	USD	103,050	2/2/2024	HUB	-	(285)	(285)
BRL	102,765	USD	102,922	2/2/2024	HUB	-	(157)	(157)
BRL	102,765	USD	102,756	2/2/2024	HUB	9	-	9
BRL	102,765	USD	102,870	2/2/2024	HUB	-	(105)	(105)
BRL	102,765	USD	102,931	2/2/2024	HUB	-	(166)	(166)
BRL	102,765	USD	102,983	2/2/2024	HUB	-	(218)	(218)
BRL	102,765	USD	102,969	2/2/2024	HUB	-	(204)	(204)
BRL	102,765	USD	103,014	2/2/2024	HUB	-	(249)	(249)
BRL	102,765	USD	102,809	2/2/2024	HUB	-	(44)	(44)
BRL	102,765	USD	102,819	2/2/2024	HUB	-	(54)	(54)
BRL	102,765	USD	102,887	2/2/2024	HUB	-	(122)	(122)
BRL	102,765	USD	102,853	2/2/2024	HUB	-	(88)	(88)
BRL	102,765	USD	102,929	2/2/2024	HUB	-	(164)	(164)
BRL	102,765	USD	102,705	2/2/2024	HUB	60	-	60
BRL	102,765	USD	102,807	2/2/2024	HUB	-	(42)	(42)
BRL	102,765	USD	102,785	2/2/2024	HUB	-	(20)	(20)
BRL	102,765	USD	102,968	2/2/2024	HUB	-	(203)	(203)
BRL	102,765	USD	102,936	2/2/2024	HUB	-	(171)	(171)
BRL	102,765	USD	102,922	2/2/2024	HUB	-	(157)	(157)
BRL	102,765	USD	103,027	2/2/2024	HUB	-	(262)	(262)
BRL	102,765	USD	102,954	2/2/2024	HUB	-	(189)	(189)
BRL	102,765	USD	102,897	2/2/2024	HUB	-	(132)	(132)
BRL	102,765	USD	102,968	2/2/2024	HUB	-	(203)	(203)
BRL	102,765	USD	102,934	2/2/2024	HUB	-	(169)	(169)
BRL	102,765	USD	102,958	2/2/2024	HUB	-	(193)	(193)
BRL	102,765	USD	102,982	2/2/2024	HUB	-	(217)	(217)
BRL	102,765	USD	102,980	2/2/2024	HUB	-	(215)	(215)
BRL	102,765	USD	103,042	2/2/2024	HUB	-	(277)	(277)
BRL	102,765	USD	103,080	2/2/2024	HUB	-	(315)	(315)
BRL	102,765	USD	102,980	2/2/2024	HUB	-	(215)	(215)
BRL	102,765	USD	103,033	2/2/2024	HUB	-	(268)	(268)
BRL	102,765	USD	103,038	2/2/2024	HUB	-	(273)	(273)
BRL	102,765	USD	103,084	2/2/2024	HUB	-	(319)	(319)
BRL	102,765	USD	102,930	2/2/2024	HUB	-	(165)	(165)
BRL	102,765	USD	102,922	2/2/2024	HUB	-	(157)	(157)
BRL	102,765	USD	103,156	2/2/2024	HUB	-	(391)	(391)
BRL	102,765	USD	102,553	2/2/2024	HUB	212	-	212
BRL	102,765	USD	102,878	2/2/2024	HUB	-	(113)	(113)
BRL	102,765	USD	102,912	2/2/2024	HUB	-	(147)	(147)
BRL	102,765	USD	103,161	2/2/2024	HUB	-	(396)	(396)
BRL	102,765	USD	103,225	2/2/2024	HUB	-	(460)	(460)
BRL	102,765	USD	103,134	2/2/2024	HUB	-	(369)	(369)
BRL	102,765	USD	103,138	2/2/2024	HUB	-	(373)	(373)
BRL	102,765	USD	103,284	2/2/2024	HUB	-	(519)	(519)
BRL	102,765	USD	103,335	2/2/2024	HUB	-	(570)	(570)
BRL	102,765	USD	103,184	2/2/2024	HUB	-	(419)	(419)
BRL	102,765	USD	103,234	2/2/2024	HUB	-	(469)	(469)
BRL	102,765	USD	103,235	2/2/2024	HUB	-	(470)	(470)
BRL	102,765	USD	103,229	2/2/2024	HUB	-	(464)	(464)
BRL	102,765	USD	103,220	2/2/2024	HUB	-	(455)	(455)
BRL	102,765	USD	103,205	2/2/2024	HUB	-	(440)	(440)
BRL	102,765	USD	103,244	2/2/2024	HUB	-	(479)	(479)
BRL	102,765	USD	103,249	2/2/2024	HUB	-	(484)	(484)
BRL	102,765	USD	103,345	2/2/2024	HUB	-	(580)	(580)
BRL	102,765	USD	103,179	2/2/2024	HUB	-	(414)	(414)
BRL	102,765	USD	103,191	2/2/2024	HUB	-	(426)	(426)
BRL	102,765	USD	103,359	2/2/2024	HUB	-	(594)	(594)
BRL	102,765	USD	103,305	2/2/2024	HUB	-	(540)	(540)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	102,765	USD	103,327	2/2/2024	HUB	$-	$(562)	$(562)
BRL	102,765	USD	103,314	2/2/2024	HUB	-	(549)	(549)
BRL	102,765	USD	102,514	2/2/2024	HUB	251	-	251
BRL	123,317	USD	123,535	2/2/2024	HUB	-	(218)	(218)
BRL	123,317	USD	123,713	2/2/2024	HUB	-	(396)	(396)
BRL	123,317	USD	123,611	2/2/2024	HUB	-	(294)	(294)
BRL	123,317	USD	123,726	2/2/2024	HUB	-	(409)	(409)
BRL	123,317	USD	123,844	2/2/2024	HUB	-	(527)	(527)
BRL	123,317	USD	123,920	2/2/2024	HUB	-	(603)	(603)
BRL	123,317	USD	123,856	2/2/2024	HUB	-	(539)	(539)
BRL	123,317	USD	123,905	2/2/2024	HUB	-	(588)	(588)
BRL	123,317	USD	123,003	2/2/2024	HUB	314	-	314
BRL	123,317	USD	123,117	2/2/2024	HUB	200	-	200
BRL	123,317	USD	123,091	2/2/2024	HUB	226	-	226
BRL	123,317	USD	122,985	2/2/2024	HUB	332	-	332
BRL	123,317	USD	123,039	2/2/2024	HUB	278	-	278
BRL	123,317	USD	122,983	2/2/2024	HUB	334	-	334
BRL	123,317	USD	123,028	2/2/2024	HUB	289	-	289
BRL	123,317	USD	123,079	2/2/2024	HUB	238	-	238
BRL	123,317	USD	122,990	2/2/2024	HUB	327	-	327
BRL	123,317	USD	123,102	2/2/2024	HUB	215	-	215
BRL	123,317	USD	123,092	2/2/2024	HUB	225	-	225
BRL	123,317	USD	122,864	2/2/2024	HUB	453	-	453
BRL	123,317	USD	122,836	2/2/2024	HUB	481	-	481
BRL	123,317	USD	123,092	2/2/2024	HUB	225	-	225
BRL	123,317	USD	122,988	2/2/2024	HUB	329	-	329
BRL	123,317	USD	123,064	2/2/2024	HUB	253	-	253
BRL	123,317	USD	123,044	2/2/2024	HUB	273	-	273
BRL	123,317	USD	123,418	2/2/2024	HUB	-	(101)	(101)
BRL	123,317	USD	123,347	2/2/2024	HUB	-	(30)	(30)
BRL	123,317	USD	123,393	2/2/2024	HUB	-	(76)	(76)
BRL	123,317	USD	123,451	2/2/2024	HUB	-	(134)	(134)
BRL	123,317	USD	123,370	2/2/2024	HUB	-	(53)	(53)
BRL	123,317	USD	123,522	2/2/2024	HUB	-	(205)	(205)
BRL	123,317	USD	123,535	2/2/2024	HUB	-	(218)	(218)
BRL	123,317	USD	123,573	2/2/2024	HUB	-	(256)	(256)
BRL	123,317	USD	123,507	2/2/2024	HUB	-	(190)	(190)
BRL	123,317	USD	123,535	2/2/2024	HUB	-	(218)	(218)
BRL	123,317	USD	123,357	2/2/2024	HUB	-	(40)	(40)
BRL	123,317	USD	123,510	2/2/2024	HUB	-	(193)	(193)
BRL	123,317	USD	123,370	2/2/2024	HUB	-	(53)	(53)
BRL	123,317	USD	123,497	2/2/2024	HUB	-	(180)	(180)
BRL	123,317	USD	123,726	2/2/2024	HUB	-	(409)	(409)
BRL	123,317	USD	123,752	2/2/2024	HUB	-	(435)	(435)
BRL	123,317	USD	123,754	2/2/2024	HUB	-	(437)	(437)
BRL	123,317	USD	124,087	2/2/2024	HUB	-	(770)	(770)
BRL	123,317	USD	123,752	2/2/2024	HUB	-	(435)	(435)
BRL	123,317	USD	123,831	2/2/2024	HUB	-	(514)	(514)
BRL	123,317	USD	123,803	2/2/2024	HUB	-	(486)	(486)
BRL	123,317	USD	123,997	2/2/2024	HUB	-	(680)	(680)
BRL	123,317	USD	123,446	2/2/2024	HUB	-	(129)	(129)
BRL	123,317	USD	123,522	2/2/2024	HUB	-	(205)	(205)
BRL	123,317	USD	123,507	2/2/2024	HUB	-	(190)	(190)
BRL	123,317	USD	123,585	2/2/2024	HUB	-	(268)	(268)
BRL	123,317	USD	123,591	2/2/2024	HUB	-	(274)	(274)
BRL	123,317	USD	123,486	2/2/2024	HUB	-	(169)	(169)
BRL	123,317	USD	123,469	2/2/2024	HUB	-	(152)	(152)
BRL	123,317	USD	123,509	2/2/2024	HUB	-	(192)	(192)
BRL	123,317	USD	123,476	2/2/2024	HUB	-	(159)	(159)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	123,317	USD	123,387	2/2/2024	HUB	$-	$(70)	$(70)
BRL	123,317	USD	123,395	2/2/2024	HUB	-	(78)	(78)
BRL	123,317	USD	123,461	2/2/2024	HUB	-	(144)	(144)
BRL	123,317	USD	123,557	2/2/2024	HUB	-	(240)	(240)
BRL	123,317	USD	123,738	2/2/2024	HUB	-	(421)	(421)
BRL	123,317	USD	123,528	2/2/2024	HUB	-	(211)	(211)
BRL	123,317	USD	123,723	2/2/2024	HUB	-	(406)	(406)
BRL	123,317	USD	123,541	2/2/2024	HUB	-	(224)	(224)
BRL	123,317	USD	123,607	2/2/2024	HUB	-	(290)	(290)
BRL	123,317	USD	123,524	2/2/2024	HUB	-	(207)	(207)
BRL	123,317	USD	123,595	2/2/2024	HUB	-	(278)	(278)
BRL	123,317	USD	123,761	2/2/2024	HUB	-	(444)	(444)
BRL	123,317	USD	123,609	2/2/2024	HUB	-	(292)	(292)
BRL	123,317	USD	123,571	2/2/2024	HUB	-	(254)	(254)
BRL	123,317	USD	123,664	2/2/2024	HUB	-	(347)	(347)
BRL	123,317	USD	123,769	2/2/2024	HUB	-	(452)	(452)
BRL	123,317	USD	123,777	2/2/2024	HUB	-	(460)	(460)
BRL	123,317	USD	123,519	2/2/2024	HUB	-	(202)	(202)
BRL	123,317	USD	123,690	2/2/2024	HUB	-	(373)	(373)
BRL	123,317	USD	123,644	2/2/2024	HUB	-	(327)	(327)
BRL	123,317	USD	123,774	2/2/2024	HUB	-	(457)	(457)
BRL	123,317	USD	123,654	2/2/2024	HUB	-	(337)	(337)
BRL	123,317	USD	123,689	2/2/2024	HUB	-	(372)	(372)
BRL	123,317	USD	123,649	2/2/2024	HUB	-	(332)	(332)
BRL	123,317	USD	123,713	2/2/2024	HUB	-	(396)	(396)
BRL	123,317	USD	123,494	2/2/2024	HUB	-	(177)	(177)
BRL	123,317	USD	123,568	2/2/2024	HUB	-	(251)	(251)
BRL	123,317	USD	123,509	2/2/2024	HUB	-	(192)	(192)
BRL	123,317	USD	122,887	2/2/2024	HUB	430	-	430
BRL	123,317	USD	123,787	2/2/2024	HUB	-	(470)	(470)
BRL	123,317	USD	123,700	2/2/2024	HUB	-	(383)	(383)
BRL	123,317	USD	123,578	2/2/2024	HUB	-	(261)	(261)
BRL	123,317	USD	123,353	2/2/2024	HUB	-	(36)	(36)
BRL	123,317	USD	123,451	2/2/2024	HUB	-	(134)	(134)
BRL	123,317	USD	123,210	2/2/2024	HUB	107	-	107
BRL	123,317	USD	123,787	2/2/2024	HUB	-	(470)	(470)
BRL	123,317	USD	123,611	2/2/2024	HUB	-	(294)	(294)
BRL	123,317	USD	123,483	2/2/2024	HUB	-	(166)	(166)
BRL	123,317	USD	123,488	2/2/2024	HUB	-	(171)	(171)
BRL	123,317	USD	123,647	2/2/2024	HUB	-	(330)	(330)
BRL	123,317	USD	123,615	2/2/2024	HUB	-	(298)	(298)
BRL	123,317	USD	123,820	2/2/2024	HUB	-	(503)	(503)
BRL	123,317	USD	123,834	2/2/2024	HUB	-	(517)	(517)
BRL	123,317	USD	123,759	2/2/2024	HUB	-	(442)	(442)
BRL	123,317	USD	123,930	2/2/2024	HUB	-	(613)	(613)
BRL	123,317	USD	123,794	2/2/2024	HUB	-	(477)	(477)
BRL	123,317	USD	123,984	2/2/2024	HUB	-	(667)	(667)
BRL	123,317	USD	123,926	2/2/2024	HUB	-	(609)	(609)
BRL	123,317	USD	123,867	2/2/2024	HUB	-	(550)	(550)
BRL	123,317	USD	124,002	2/2/2024	HUB	-	(685)	(685)
BRL	123,317	USD	123,862	2/2/2024	HUB	-	(545)	(545)
BRL	123,317	USD	123,986	2/2/2024	HUB	-	(669)	(669)
BRL	123,317	USD	123,009	2/2/2024	HUB	308	-	308
BRL	123,317	USD	123,589	2/2/2024	HUB	-	(272)	(272)
BRL	143,870	USD	143,922	2/2/2024	HUB	-	(52)	(52)
BRL	143,870	USD	144,455	2/2/2024	HUB	-	(585)	(585)
BRL	143,870	USD	143,566	2/2/2024	HUB	304	-	304
BRL	143,870	USD	143,578	2/2/2024	HUB	292	-	292
BRL	143,870	USD	143,576	2/2/2024	HUB	294	-	294

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	143,870	USD	143,489	2/2/2024	HUB	$381	$-	$381
BRL	143,870	USD	143,507	2/2/2024	HUB	363	-	363
BRL	143,870	USD	143,357	2/2/2024	HUB	513	-	513
BRL	143,870	USD	143,531	2/2/2024	HUB	339	-	339
BRL	143,870	USD	143,616	2/2/2024	HUB	254	-	254
BRL	143,870	USD	143,631	2/2/2024	HUB	239	-	239
BRL	143,870	USD	144,050	2/2/2024	HUB	-	(180)	(180)
BRL	143,870	USD	143,944	2/2/2024	HUB	-	(74)	(74)
BRL	143,870	USD	144,050	2/2/2024	HUB	-	(180)	(180)
BRL	143,870	USD	143,959	2/2/2024	HUB	-	(89)	(89)
BRL	143,870	USD	143,803	2/2/2024	HUB	67	-	67
BRL	143,870	USD	143,953	2/2/2024	HUB	-	(83)	(83)
BRL	143,870	USD	144,110	2/2/2024	HUB	-	(240)	(240)
BRL	143,870	USD	144,574	2/2/2024	HUB	-	(704)	(704)
BRL	143,870	USD	144,470	2/2/2024	HUB	-	(600)	(600)
BRL	143,870	USD	144,484	2/2/2024	HUB	-	(614)	(614)
BRL	143,870	USD	144,157	2/2/2024	HUB	-	(287)	(287)
BRL	143,870	USD	144,035	2/2/2024	HUB	-	(165)	(165)
BRL	143,870	USD	144,228	2/2/2024	HUB	-	(358)	(358)
BRL	143,870	USD	144,121	2/2/2024	HUB	-	(251)	(251)
BRL	143,870	USD	143,958	2/2/2024	HUB	-	(88)	(88)
BRL	143,870	USD	144,020	2/2/2024	HUB	-	(150)	(150)
BRL	143,870	USD	144,085	2/2/2024	HUB	-	(215)	(215)
BRL	143,870	USD	144,131	2/2/2024	HUB	-	(261)	(261)
BRL	143,870	USD	143,890	2/2/2024	HUB	-	(20)	(20)
BRL	143,870	USD	143,813	2/2/2024	HUB	57	-	57
BRL	143,870	USD	144,213	2/2/2024	HUB	-	(343)	(343)
BRL	143,870	USD	144,058	2/2/2024	HUB	-	(188)	(188)
BRL	143,870	USD	143,934	2/2/2024	HUB	-	(64)	(64)
BRL	143,870	USD	143,890	2/2/2024	HUB	-	(20)	(20)
BRL	143,870	USD	143,990	2/2/2024	HUB	-	(120)	(120)
BRL	143,870	USD	144,159	2/2/2024	HUB	-	(289)	(289)
BRL	143,870	USD	143,959	2/2/2024	HUB	-	(89)	(89)
BRL	143,870	USD	143,949	2/2/2024	HUB	-	(79)	(79)
BRL	143,870	USD	144,186	2/2/2024	HUB	-	(316)	(316)
BRL	143,870	USD	144,268	2/2/2024	HUB	-	(398)	(398)
BRL	143,870	USD	144,213	2/2/2024	HUB	-	(343)	(343)
BRL	143,870	USD	144,150	2/2/2024	HUB	-	(280)	(280)
BRL	143,870	USD	144,344	2/2/2024	HUB	-	(474)	(474)
BRL	143,870	USD	144,204	2/2/2024	HUB	-	(334)	(334)
BRL	143,870	USD	144,301	2/2/2024	HUB	-	(431)	(431)
BRL	143,870	USD	144,421	2/2/2024	HUB	-	(551)	(551)
BRL	143,870	USD	144,382	2/2/2024	HUB	-	(512)	(512)
BRL	143,870	USD	144,225	2/2/2024	HUB	-	(355)	(355)
BRL	143,870	USD	144,198	2/2/2024	HUB	-	(328)	(328)
BRL	143,870	USD	144,079	2/2/2024	HUB	-	(209)	(209)
BRL	143,870	USD	144,252	2/2/2024	HUB	-	(382)	(382)
BRL	143,870	USD	144,329	2/2/2024	HUB	-	(459)	(459)
BRL	143,870	USD	144,193	2/2/2024	HUB	-	(323)	(323)
BRL	143,870	USD	144,219	2/2/2024	HUB	-	(349)	(349)
BRL	143,870	USD	144,079	2/2/2024	HUB	-	(209)	(209)
BRL	143,870	USD	144,103	2/2/2024	HUB	-	(233)	(233)
BRL	143,870	USD	144,192	2/2/2024	HUB	-	(322)	(322)
BRL	143,870	USD	144,194	2/2/2024	HUB	-	(324)	(324)
BRL	143,870	USD	143,518	2/2/2024	HUB	352	-	352
BRL	143,870	USD	144,162	2/2/2024	HUB	-	(292)	(292)
BRL	143,870	USD	144,481	2/2/2024	HUB	-	(611)	(611)
BRL	143,870	USD	144,407	2/2/2024	HUB	-	(537)	(537)
BRL	143,870	USD	144,673	2/2/2024	HUB	-	(803)	(803)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	143,870	USD	144,598	2/2/2024	HUB	$-	$(728)	$(728)
BRL	143,870	USD	144,523	2/2/2024	HUB	-	(653)	(653)
BRL	143,870	USD	144,413	2/2/2024	HUB	-	(543)	(543)
BRL	143,870	USD	144,472	2/2/2024	HUB	-	(602)	(602)
BRL	143,870	USD	144,168	2/2/2024	HUB	-	(298)	(298)
BRL	143,870	USD	144,179	2/2/2024	HUB	-	(309)	(309)
BRL	164,423	USD	164,697	2/2/2024	HUB	-	(274)	(274)
BRL	164,423	USD	164,575	2/2/2024	HUB	-	(152)	(152)
BRL	164,423	USD	164,026	2/2/2024	HUB	397	-	397
BRL	164,423	USD	164,005	2/2/2024	HUB	418	-	418
BRL	164,423	USD	164,004	2/2/2024	HUB	419	-	419
BRL	164,423	USD	164,022	2/2/2024	HUB	401	-	401
BRL	164,423	USD	164,176	2/2/2024	HUB	247	-	247
BRL	164,423	USD	163,803	2/2/2024	HUB	620	-	620
BRL	164,423	USD	164,060	2/2/2024	HUB	363	-	363
BRL	164,423	USD	164,119	2/2/2024	HUB	304	-	304
BRL	164,423	USD	163,971	2/2/2024	HUB	452	-	452
BRL	164,423	USD	163,840	2/2/2024	HUB	583	-	583
BRL	164,423	USD	163,813	2/2/2024	HUB	610	-	610
BRL	164,423	USD	164,025	2/2/2024	HUB	398	-	398
BRL	164,423	USD	164,008	2/2/2024	HUB	415	-	415
BRL	164,423	USD	164,477	2/2/2024	HUB	-	(54)	(54)
BRL	164,423	USD	164,409	2/2/2024	HUB	14	-	14
BRL	164,423	USD	164,721	2/2/2024	HUB	-	(298)	(298)
BRL	164,423	USD	165,210	2/2/2024	HUB	-	(787)	(787)
BRL	164,423	USD	164,693	2/2/2024	HUB	-	(270)	(270)
BRL	164,423	USD	164,696	2/2/2024	HUB	-	(273)	(273)
BRL	164,423	USD	164,761	2/2/2024	HUB	-	(338)	(338)
BRL	164,423	USD	164,713	2/2/2024	HUB	-	(290)	(290)
BRL	164,423	USD	164,686	2/2/2024	HUB	-	(263)	(263)
BRL	164,423	USD	164,700	2/2/2024	HUB	-	(277)	(277)
BRL	164,423	USD	164,528	2/2/2024	HUB	-	(105)	(105)
BRL	164,423	USD	164,564	2/2/2024	HUB	-	(141)	(141)
BRL	164,423	USD	164,598	2/2/2024	HUB	-	(175)	(175)
BRL	164,423	USD	164,770	2/2/2024	HUB	-	(347)	(347)
BRL	164,423	USD	164,856	2/2/2024	HUB	-	(433)	(433)
BRL	164,423	USD	164,463	2/2/2024	HUB	-	(40)	(40)
BRL	164,423	USD	164,415	2/2/2024	HUB	8	-	8
BRL	164,423	USD	164,879	2/2/2024	HUB	-	(456)	(456)
BRL	164,423	USD	164,784	2/2/2024	HUB	-	(361)	(361)
BRL	164,423	USD	164,859	2/2/2024	HUB	-	(436)	(436)
BRL	164,423	USD	164,920	2/2/2024	HUB	-	(497)	(497)
BRL	164,423	USD	164,767	2/2/2024	HUB	-	(344)	(344)
BRL	164,423	USD	164,860	2/2/2024	HUB	-	(437)	(437)
BRL	164,423	USD	165,008	2/2/2024	HUB	-	(585)	(585)
BRL	164,423	USD	165,049	2/2/2024	HUB	-	(626)	(626)
BRL	164,423	USD	164,750	2/2/2024	HUB	-	(327)	(327)
BRL	164,423	USD	163,772	2/2/2024	HUB	651	-	651
BRL	164,423	USD	164,729	2/2/2024	HUB	-	(306)	(306)
BRL	164,423	USD	164,692	2/2/2024	HUB	-	(269)	(269)
BRL	164,423	USD	164,070	2/2/2024	HUB	353	-	353
BRL	164,423	USD	164,657	2/2/2024	HUB	-	(234)	(234)
BRL	164,423	USD	164,661	2/2/2024	HUB	-	(238)	(238)
BRL	164,423	USD	165,309	2/2/2024	HUB	-	(886)	(886)
BRL	164,423	USD	165,292	2/2/2024	HUB	-	(869)	(869)
BRL	164,423	USD	165,388	2/2/2024	HUB	-	(965)	(965)
BRL	164,423	USD	165,340	2/2/2024	HUB	-	(917)	(917)
BRL	164,423	USD	165,275	2/2/2024	HUB	-	(852)	(852)
BRL	164,423	USD	165,281	2/2/2024	HUB	-	(858)	(858)
BRL	164,423	USD	165,277	2/2/2024	HUB	-	(854)	(854)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	164,423	USD	164,054	2/2/2024	HUB	$369	$-	$369
BRL	164,423	USD	164,135	2/2/2024	HUB	288	-	288
BRL	184,976	USD	185,052	2/2/2024	HUB	-	(76)	(76)
BRL	184,976	USD	184,619	2/2/2024	HUB	357	-	357
BRL	184,976	USD	184,653	2/2/2024	HUB	323	-	323
BRL	184,976	USD	184,638	2/2/2024	HUB	338	-	338
BRL	184,976	USD	184,324	2/2/2024	HUB	652	-	652
BRL	184,976	USD	185,014	2/2/2024	HUB	-	(38)	(38)
BRL	184,976	USD	185,033	2/2/2024	HUB	-	(57)	(57)
BRL	184,976	USD	185,188	2/2/2024	HUB	-	(212)	(212)
BRL	184,976	USD	185,417	2/2/2024	HUB	-	(441)	(441)
BRL	184,976	USD	185,093	2/2/2024	HUB	-	(117)	(117)
BRL	184,976	USD	185,100	2/2/2024	HUB	-	(124)	(124)
BRL	184,976	USD	185,097	2/2/2024	HUB	-	(121)	(121)
BRL	184,976	USD	185,627	2/2/2024	HUB	-	(651)	(651)
BRL	184,976	USD	185,344	2/2/2024	HUB	-	(368)	(368)
BRL	184,976	USD	185,265	2/2/2024	HUB	-	(289)	(289)
BRL	184,976	USD	185,516	2/2/2024	HUB	-	(540)	(540)
BRL	184,976	USD	185,393	2/2/2024	HUB	-	(417)	(417)
BRL	184,976	USD	185,682	2/2/2024	HUB	-	(706)	(706)
BRL	184,976	USD	184,222	2/2/2024	HUB	754	-	754
BRL	184,976	USD	184,279	2/2/2024	HUB	697	-	697
BRL	184,976	USD	186,066	2/2/2024	HUB	-	(1,090)	(1,090)
BRL	184,976	USD	185,949	2/2/2024	HUB	-	(973)	(973)
BRL	184,976	USD	185,973	2/2/2024	HUB	-	(997)	(997)
BRL	184,976	USD	184,204	2/2/2024	HUB	772	-	772
BRL	205,529	USD	205,111	2/2/2024	HUB	418	-	418
BRL	205,529	USD	205,132	2/2/2024	HUB	397	-	397
BRL	205,529	USD	204,750	2/2/2024	HUB	779	-	779
BRL	205,529	USD	206,180	2/2/2024	HUB	-	(651)	(651)
BRL	205,529	USD	206,426	2/2/2024	HUB	-	(897)	(897)
BRL	205,529	USD	206,633	2/2/2024	HUB	-	(1,104)	(1,104)
BRL	205,529	USD	206,718	2/2/2024	HUB	-	(1,189)	(1,189)
BRL	226,082	USD	225,322	2/2/2024	HUB	760	-	760
BRL	226,082	USD	227,052	2/2/2024	HUB	-	(970)	(970)
BRL	226,082	USD	227,352	2/2/2024	HUB	-	(1,270)	(1,270)
BRL	246,635	USD	245,730	2/2/2024	HUB	905	-	905
BRL	246,635	USD	245,620	2/2/2024	HUB	1,015	-	1,015
BRL	246,635	USD	245,854	2/2/2024	HUB	781	-	781
BRL	267,188	USD	266,208	2/2/2024	HUB	980	-	980
BRL	267,188	USD	265,729	2/2/2024	HUB	1,459	-	1,459
BRL	287,741	USD	286,744	2/2/2024	HUB	997	-	997
BRL	287,741	USD	286,621	2/2/2024	HUB	1,120	-	1,120
BRL	390,505	USD	389,086	2/2/2024	HUB	1,419	-	1,419
BRL	698,799	USD	695,183	2/2/2024	HUB	3,616	-	3,616
BRL	781,011	USD	776,969	2/2/2024	HUB	4,042	-	4,042
BRL	781,011	USD	777,112	2/2/2024	HUB	3,899	-	3,899
BRL	965,987	USD	961,578	2/2/2024	HUB	4,409	-	4,409
BRL	1,007,093	USD	1,000,725	2/2/2024	HUB	6,368	-	6,368
BRL	1,068,751	USD	1,063,786	2/2/2024	HUB	4,965	-	4,965
BRL	1,315,386	USD	1,308,847	2/2/2024	HUB	6,539	-	6,539
BRL	1,356,492	USD	1,348,035	2/2/2024	HUB	8,457	-	8,457
BRL	1,459,257	USD	1,449,157	2/2/2024	HUB	10,100	-	10,100
BRL	1,520,915	USD	1,513,215	2/2/2024	HUB	7,700	-	7,700
BRL	1,664,786	USD	1,654,415	2/2/2024	HUB	10,371	-	10,371
BRL	1,685,339	USD	1,678,677	2/2/2024	HUB	6,662	-	6,662
BRL	1,767,550	USD	1,761,392	2/2/2024	HUB	6,158	-	6,158
BRL	4,689,891	USD	4,661,218	2/2/2024	HUB	28,673	-	28,673
BRL	4,689,891	USD	4,672,548	2/2/2024	HUB	17,343	-	17,343

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	4,689,891	USD	4,667,110	2/2/2024	HUB	$22,781	$-	$22,781
BRL	5,434,578	USD	5,327,266	2/2/2024	HUB	107,312	-	107,312
BRL	5,463,723	USD	5,428,789	2/2/2024	HUB	34,934	-	34,934
BRL	5,585,661	USD	5,564,800	2/2/2024	HUB	20,861	-	20,861
BRL	7,621,073	USD	7,588,278	2/2/2024	HUB	32,795	-	32,795
BRL	10,599,154	USD	10,536,914	2/2/2024	HUB	62,240	-	62,240
BRL	10,869,155	USD	10,645,610	2/2/2024	HUB	223,545	-	223,545
BRL	10,869,155	USD	10,663,276	2/2/2024	HUB	205,879	-	205,879
BRL	12,160,310	USD	11,914,575	2/2/2024	HUB	245,735	-	245,735
BRL	12,682,840	USD	12,456,245	2/2/2024	HUB	226,595	-	226,595
BRL	23,449,457	USD	23,346,772	2/2/2024	HUB	102,685	-	102,685
BRL	26,537,195	USD	25,970,599	2/2/2024	HUB	566,596	-	566,596
BRL	30,484,294	USD	30,372,743	2/2/2024	HUB	111,551	-	111,551
BRL	35,174,185	USD	35,041,885	2/2/2024	HUB	132,300	-	132,300
BRL	70,348,370	USD	69,998,204	2/2/2024	HUB	350,166	-	350,166
USD	1,003,009	BRL	1,007,093	2/2/2024	HUB	-	(4,084)	(4,084)
USD	839,305	BRL	842,669	2/2/2024	HUB	-	(3,364)	(3,364)
USD	797,993	BRL	801,564	2/2/2024	HUB	-	(3,571)	(3,571)
USD	777,815	BRL	781,011	2/2/2024	HUB	-	(3,196)	(3,196)
USD	736,407	BRL	739,905	2/2/2024	HUB	-	(3,498)	(3,498)
USD	675,716	BRL	678,246	2/2/2024	HUB	-	(2,530)	(2,530)
USD	552,340	BRL	554,929	2/2/2024	HUB	-	(2,589)	(2,589)
USD	531,872	BRL	534,376	2/2/2024	HUB	-	(2,504)	(2,504)
USD	511,457	BRL	513,823	2/2/2024	HUB	-	(2,366)	(2,366)
USD	490,958	BRL	493,270	2/2/2024	HUB	-	(2,312)	(2,312)
USD	326,828	BRL	328,847	2/2/2024	HUB	-	(2,019)	(2,019)
USD	245,499	BRL	246,635	2/2/2024	HUB	-	(1,136)	(1,136)
USD	225,257	BRL	226,082	2/2/2024	HUB	-	(825)	(825)
USD	204,683	BRL	205,529	2/2/2024	HUB	-	(846)	(846)
USD	205,006	BRL	205,529	2/2/2024	HUB	-	(523)	(523)
USD	204,595	BRL	205,529	2/2/2024	HUB	-	(934)	(934)
USD	204,632	BRL	205,529	2/2/2024	HUB	-	(897)	(897)
USD	184,256	BRL	184,976	2/2/2024	HUB	-	(720)	(720)
USD	184,276	BRL	184,976	2/2/2024	HUB	-	(700)	(700)
USD	184,072	BRL	184,976	2/2/2024	HUB	-	(904)	(904)
USD	184,146	BRL	184,976	2/2/2024	HUB	-	(830)	(830)
USD	163,884	BRL	164,423	2/2/2024	HUB	-	(539)	(539)
USD	163,795	BRL	164,423	2/2/2024	HUB	-	(628)	(628)
USD	163,700	BRL	164,423	2/2/2024	HUB	-	(723)	(723)
USD	164,023	BRL	164,423	2/2/2024	HUB	-	(400)	(400)
USD	163,692	BRL	164,423	2/2/2024	HUB	-	(731)	(731)
USD	143,313	BRL	143,870	2/2/2024	HUB	-	(557)	(557)
USD	143,296	BRL	143,870	2/2/2024	HUB	-	(574)	(574)
USD	143,334	BRL	143,870	2/2/2024	HUB	-	(536)	(536)
USD	143,519	BRL	143,870	2/2/2024	HUB	-	(351)	(351)
USD	143,503	BRL	143,870	2/2/2024	HUB	-	(367)	(367)
USD	143,407	BRL	143,870	2/2/2024	HUB	-	(463)	(463)
USD	143,430	BRL	143,870	2/2/2024	HUB	-	(440)	(440)
USD	143,338	BRL	143,870	2/2/2024	HUB	-	(532)	(532)
USD	143,439	BRL	143,870	2/2/2024	HUB	-	(431)	(431)
USD	122,806	BRL	123,318	2/2/2024	HUB	-	(512)	(512)
USD	122,756	BRL	123,318	2/2/2024	HUB	-	(562)	(562)
USD	122,944	BRL	123,318	2/2/2024	HUB	-	(374)	(374)
USD	122,992	BRL	123,318	2/2/2024	HUB	-	(326)	(326)
USD	122,883	BRL	123,318	2/2/2024	HUB	-	(435)	(435)
USD	122,942	BRL	123,318	2/2/2024	HUB	-	(376)	(376)
USD	102,537	BRL	102,765	2/2/2024	HUB	-	(228)	(228)
USD	102,331	BRL	102,765	2/2/2024	HUB	-	(434)	(434)
USD	102,326	BRL	102,765	2/2/2024	HUB	-	(439)	(439)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	102,340	BRL	102,765	2/2/2024	HUB	$-	$(425)	$(425)
USD	102,314	BRL	102,765	2/2/2024	HUB	-	(451)	(451)
USD	102,298	BRL	102,765	2/2/2024	HUB	-	(467)	(467)
USD	102,451	BRL	102,765	2/2/2024	HUB	-	(314)	(314)
USD	102,445	BRL	102,765	2/2/2024	HUB	-	(320)	(320)
USD	81,961	BRL	82,212	2/2/2024	HUB	-	(251)	(251)
USD	82,021	BRL	82,212	2/2/2024	HUB	-	(191)	(191)
USD	81,932	BRL	82,212	2/2/2024	HUB	-	(280)	(280)
USD	81,932	BRL	82,212	2/2/2024	HUB	-	(280)	(280)
USD	61,483	BRL	61,659	2/2/2024	HUB	-	(176)	(176)
USD	61,471	BRL	61,659	2/2/2024	HUB	-	(188)	(188)
USD	61,442	BRL	61,659	2/2/2024	HUB	-	(217)	(217)
USD	61,480	BRL	61,659	2/2/2024	HUB	-	(179)	(179)
USD	61,479	BRL	61,659	2/2/2024	HUB	-	(180)	(180)
USD	20,155,050	KRW	20,615,034	2/6/2024	HUB	-	(459,984)	(459,984)
PHP	45,140	USD	44,861	2/7/2024	HUB	279	-	279
PHP	90,281	USD	90,171	2/7/2024	HUB	110	-	110
PHP	180,562	USD	180,393	2/7/2024	HUB	169	-	169
PHP	406,264	USD	407,701	2/7/2024	HUB	-	(1,437)	(1,437)
PHP	586,826	USD	588,784	2/7/2024	HUB	-	(1,958)	(1,958)
PHP	13,948,404	USD	13,872,427	2/7/2024	HUB	75,977	-	75,977
USD	1,029,324	PHP	1,038,231	2/7/2024	HUB	-	(8,907)	(8,907)
USD	939,160	PHP	947,950	2/7/2024	HUB	-	(8,790)	(8,790)
USD	894,678	PHP	902,809	2/7/2024	HUB	-	(8,131)	(8,131)
USD	894,838	PHP	902,809	2/7/2024	HUB	-	(7,971)	(7,971)
USD	850,310	PHP	857,669	2/7/2024	HUB	-	(7,359)	(7,359)
USD	805,385	PHP	812,528	2/7/2024	HUB	-	(7,143)	(7,143)
USD	584,112	PHP	586,826	2/7/2024	HUB	-	(2,714)	(2,714)
USD	537,254	PHP	541,686	2/7/2024	HUB	-	(4,432)	(4,432)
USD	492,805	PHP	496,545	2/7/2024	HUB	-	(3,740)	(3,740)
USD	403,205	PHP	406,264	2/7/2024	HUB	-	(3,059)	(3,059)
USD	403,276	PHP	406,264	2/7/2024	HUB	-	(2,988)	(2,988)
USD	403,566	PHP	406,264	2/7/2024	HUB	-	(2,698)	(2,698)
USD	359,325	PHP	361,124	2/7/2024	HUB	-	(1,799)	(1,799)
USD	359,286	PHP	361,124	2/7/2024	HUB	-	(1,838)	(1,838)
USD	358,283	PHP	361,124	2/7/2024	HUB	-	(2,841)	(2,841)
USD	314,420	PHP	315,983	2/7/2024	HUB	-	(1,563)	(1,563)
USD	314,348	PHP	315,983	2/7/2024	HUB	-	(1,635)	(1,635)
USD	314,369	PHP	315,983	2/7/2024	HUB	-	(1,614)	(1,614)
USD	313,699	PHP	315,983	2/7/2024	HUB	-	(2,284)	(2,284)
USD	313,811	PHP	315,983	2/7/2024	HUB	-	(2,172)	(2,172)
USD	313,912	PHP	315,983	2/7/2024	HUB	-	(2,071)	(2,071)
USD	224,626	PHP	225,702	2/7/2024	HUB	-	(1,076)	(1,076)
USD	224,180	PHP	225,702	2/7/2024	HUB	-	(1,522)	(1,522)
USD	179,347	PHP	180,562	2/7/2024	HUB	-	(1,215)	(1,215)
USD	134,538	PHP	135,421	2/7/2024	HUB	-	(883)	(883)
USD	89,668	PHP	90,281	2/7/2024	HUB	-	(613)	(613)
USD	45,053	PHP	45,141	2/7/2024	HUB	-	(88)	(88)
CNY	496,120	USD	497,053	2/26/2024	HUB	-	(933)	(933)
CNY	566,994	USD	567,569	2/26/2024	HUB	-	(575)	(575)
CNY	708,743	USD	709,794	2/26/2024	HUB	-	(1,051)	(1,051)
CNY	3,331,092	USD	3,319,725	2/26/2024	HUB	11,367	-	11,367
PEN	67,538	USD	67,537	1/24/2024	RBS	1	-	1
PEN	67,538	USD	67,537	1/24/2024	RBS	1	-	1
PEN	135,077	USD	135,141	1/24/2024	RBS	-	(64)	(64)
PEN	135,077	USD	135,076	1/24/2024	RBS	1	-	1
PEN	202,615	USD	200,742	1/24/2024	RBS	1,873	-	1,873
PEN	202,615	USD	201,088	1/24/2024	RBS	1,527	-	1,527
PEN	202,615	USD	202,746	1/24/2024	RBS	-	(131)	(131)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PEN	202,615	USD	202,711	1/24/2024	RBS	$-	$(96)	$(96)
PEN	270,153	USD	267,644	1/24/2024	RBS	2,509	-	2,509
PEN	270,153	USD	270,907	1/24/2024	RBS	-	(754)	(754)
PEN	270,153	USD	267,985	1/24/2024	RBS	2,168	-	2,168
PEN	270,153	USD	270,959	1/24/2024	RBS	-	(806)	(806)
PEN	270,153	USD	270,273	1/24/2024	RBS	-	(120)	(120)
PEN	270,153	USD	270,273	1/24/2024	RBS	-	(120)	(120)
PEN	337,692	USD	334,584	1/24/2024	RBS	3,108	-	3,108
PEN	337,692	USD	338,837	1/24/2024	RBS	-	(1,145)	(1,145)
PEN	337,692	USD	337,719	1/24/2024	RBS	-	(27)	(27)
PEN	337,692	USD	337,703	1/24/2024	RBS	-	(11)	(11)
PEN	405,230	USD	401,843	1/24/2024	RBS	3,387	-	3,387
PEN	405,230	USD	401,897	1/24/2024	RBS	3,333	-	3,333
PEN	405,230	USD	406,713	1/24/2024	RBS	-	(1,483)	(1,483)
PEN	405,230	USD	405,492	1/24/2024	RBS	-	(262)	(262)
PEN	472,768	USD	474,434	1/24/2024	RBS	-	(1,666)	(1,666)
PEN	540,307	USD	535,369	1/24/2024	RBS	4,938	-	4,938
PEN	540,307	USD	535,576	1/24/2024	RBS	4,731	-	4,731
PEN	540,307	USD	535,834	1/24/2024	RBS	4,473	-	4,473
PEN	540,307	USD	535,734	1/24/2024	RBS	4,573	-	4,573
PEN	607,845	USD	602,409	1/24/2024	RBS	5,436	-	5,436
PEN	675,384	USD	677,856	1/24/2024	RBS	-	(2,472)	(2,472)
PEN	810,460	USD	794,150	1/24/2024	RBS	16,310	-	16,310
PEN	1,553,382	USD	1,521,164	1/24/2024	RBS	32,218	-	32,218
USD	581,666	PEN	607,845	1/24/2024	RBS	-	(26,179)	(26,179)
USD	517,077	PEN	540,307	1/24/2024	RBS	-	(23,230)	(23,230)
USD	322,923	PEN	337,692	1/24/2024	RBS	-	(14,769)	(14,769)
USD	258,204	PEN	270,153	1/24/2024	RBS	-	(11,949)	(11,949)
USD	193,853	PEN	202,615	1/24/2024	RBS	-	(8,762)	(8,762)

						$8,357,700	$(11,195,264)	$(2,837,564)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
RBS	Royal Bank Of Scotland PLC

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
CSC	CEI: Coffee, Sugar and Cocoa.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2023

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$2,779,372,050	$-	$2,779,372,050

Total Investments in Securities - Assets	$-	$2,779,372,050	$-	$2,779,372,050

Financial Derivative Instruments - Assets
Futures Contracts	$104,558,055	$-	$-	$104,558,055
Forward Foreign Currency Contracts	-	8,357,700	-	8,357,700

Total Financial Derivative Instruments - Assets	$104,558,055	$8,357,700	$-	$112,915,755

Financial Derivative Instruments - Liabilities
Futures Contracts	$(57,015,226)	$-	$-	$(57,015,226)
Forward Foreign Currency Contracts	-	(11,195,264)	-	(11,195,264)

Total Financial Derivative Instruments - Liabilities	$(57,015,226)	$(11,195,264)	$-	$(68,210,490)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 6.59%
French Republic Government Bonds OAT, 0.600%, Due 7/25/2034A	EUR	537,410	$599,413
U.K. Inflation-Linked Gilts, 1.250%, Due 11/22/2032A B	GBP	870,020	1,226,432

Total Foreign Sovereign Obligations (Cost $1,712,495)			1,825,845

U.S. TREASURY OBLIGATIONS - 5.42%
U.S. Treasury Inflation-Indexed Notes,
2.375%, Due 10/15/2028B		$502,255	517,957
1.375%, Due 7/15/2033B		1,013,060	985,385

Total U.S. Treasury Obligations (Cost $1,454,373)			1,503,342

SHORT-TERM INVESTMENTS - 89.20%

U.S. Treasury Obligations - 89.20%
U.S. Treasury Bills,
5.561%, Due 1/25/2024		2,000,000	1,993,263
5.488%, Due 2/8/2024C		1,000,000	994,584
5.513%, Due 2/15/2024C		4,150,000	4,123,416
5.506%, Due 2/22/2024C		1,200,000	1,191,079
5.537%, Due 3/14/2024		5,250,000	5,195,521
5.463%, Due 5/2/2024C		4,700,000	4,618,530
5.289%, Due 5/23/2024C		650,000	636,925
5.351%, Due 6/6/2024C		6,100,000	5,966,512

Total Short-Term Investments (Cost $24,710,234)			24,719,830

TOTAL INVESTMENTS - 101.21% (Cost $27,877,102)			28,049,017
LIABILITIES, NET OF OTHER ASSETS - (1.21%)			(334,736)

TOTAL NET ASSETS - 100.00%			$27,714,281

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Inflation-Indexed Note.

C All or a portion represents positions held by the American Beacon AHL Multi-Alternatives Cayman Fund.

Long Futures Contracts Open on December 31, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Gold 100 Troy Ounces FuturesC	3	February 2024	$619,675	$621,540	$1,865
COMEX Silver FuturesC	1	March 2024	127,902	120,430	(7,472)
ICE Gas Oil FuturesC	1	January 2024	80,402	75,075	(5,327)
LME Copper FuturesC	2	January 2024	420,833	424,425	3,592
LME Copper FuturesC	1	March 2024	213,831	213,888	57
LME Lead FuturesC	1	January 2024	54,708	51,106	(3,602)
LME Lead FuturesC	2	February 2024	112,647	103,125	(9,522)
LME Primary Aluminum FuturesC	8	January 2024	443,273	470,300	27,027
LME Primary Aluminum FuturesC	5	February 2024	287,735	296,125	8,390
LME Primary Aluminum FuturesC	4	March 2024	237,561	238,100	539
LME Zinc FuturesC	3	January 2024	190,521	198,225	7,704
LME Zinc FuturesC	2	February 2024	127,979	132,975	4,996
LME Zinc FuturesC	2	March 2024	131,278	133,175	1,897
NYBOT CSC C Coffee FuturesC	4	March 2024	282,497	282,450	(47)
NYBOT CSC Cocoa FuturesC	6	March 2024	236,594	251,760	15,166

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesC	1	January 2024	$93,334	$88,465	$(4,869)

			$3,660,770	$3,701,164	$40,394

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	15	March 2024	$1,027,806	$1,024,575	$(3,231)
CME British Pound Currency Futures	19	March 2024	1,498,477	1,514,181	15,704
CME Canadian Dollar Currency Futures	10	March 2024	756,238	756,250	12
CME Euro Foreign Exchange Currency Futures	3	March 2024	416,099	415,313	(786)
CME Mexican Peso Currency Futures	48	March 2024	1,365,224	1,397,760	32,536
CME New Zealand Dollar Currency Futures	11	March 2024	691,434	695,475	4,041
CME Swiss Franc Currency Futures	2	March 2024	297,979	299,500	1,521
NYBOT FINEX U.S. Dollar Index Futures	2	March 2024	207,136	202,058	(5,078)

			$6,260,393	$6,305,112	$44,719

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	7	March 2024	$1,187,098	$1,179,278	$(7,820)
CME e-Mini NASDAQ 100 Index Futures	5	March 2024	1,630,560	1,702,350	71,790
CME e-Mini Russell 2000 Index Futures	4	March 2024	406,416	409,540	3,124
CME e-Mini Standard & Poor’s 500 Index Futures	15	March 2024	3,504,683	3,615,000	110,317
Eurex DAX Index Futures	4	March 2024	1,874,762	1,867,111	(7,651)
Eurex EURO STOXX 50 Index Futures	39	March 2024	1,971,725	1,955,946	(15,779)
Eurex STOXX Europe 600 ESG-X Index Futures	1	March 2024	19,563	19,761	198
Euronext CAC 40 10 Index Futures	12	January 2024	1,003,035	1,000,841	(2,194)
ICE FTSE 100 Index Futures	16	March 2024	1,554,562	1,581,892	27,330
ICE U.S. mini MSCI EAFE Index Futures	5	March 2024	552,762	563,100	10,338
KFE KOSPI 200 Index Futures	26	March 2024	1,741,037	1,830,538	89,501
Montreal Exchange S&P/TSX 60 Index Futures	8	March 2024	1,490,837	1,534,010	43,173
NSE IFSC NIFTY 50 Index Futures	1	January 2024	43,010	43,697	687
OML Stockholm OMXS30 Index Futures	37	January 2024	863,594	880,883	17,289
SAFEX FTSE/JSE Top 40 Index Futures	1	March 2024	39,088	39,027	(61)
SFE S&P ASX Share Price Index 200 Futures	16	March 2024	2,032,459	2,067,519	35,060
SGX FTSE China A50 Futures	18	January 2024	201,654	206,910	5,256
SGX FTSE Taiwan Index Futures	17	January 2024	1,039,565	1,054,340	14,775
SGX MSCI Singapore Index Futures	8	January 2024	168,349	174,397	6,048
SGX Nikkei 225 Stock Index Futures	10	March 2024	1,169,706	1,184,929	15,223
TSE TOPIX Futures	10	March 2024	1,671,619	1,678,014	6,395

			$24,166,084	$24,589,083	$422,999

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	2	September 2024	$536,134	$537,431	$1,297
3 Month Euro Euribor Futures	1	December 2024	269,461	269,640	179
3 Month Euro Euribor Futures	3	June 2025	807,679	811,900	4,221
3 Month Euro Euribor Futures	1	September 2025	270,882	270,744	(138)
3 Month Euro Euribor Futures	5	March 2026	1,346,491	1,353,029	6,538
CBOT 2 Year U.S. Treasury Notes Futures	4	March 2024	822,120	823,656	1,536
CBOT 5 Year U.S. Treasury Notes Futures	6	March 2024	644,927	652,641	7,714
CBOT 10 Year U.S. Treasury Notes Futures	7	March 2024	774,335	790,234	15,899
CBOT U.S. Long Bond Futures	5	March 2024	589,740	624,688	34,948

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long Term U.S. Treasury Bond Futures	6	March 2024	$735,764	$801,563	$65,799
Eurex 2 Year Euro SCHATZ Futures	5	March 2024	586,906	588,102	1,196
Eurex 5 Year Euro BOBL Futures	13	March 2024	1,692,527	1,711,829	19,302
Eurex 10 Year Euro BUND Futures	11	March 2024	1,656,891	1,666,324	9,433
Eurex 30 Year Euro BUXL Futures	3	March 2024	455,756	469,355	13,599
Eurex Euro-BTP Italian Bond Futures	4	March 2024	509,079	526,143	17,064
Eurex Euro-OAT Futures	4	March 2024	564,530	580,722	16,192
ICE Long Gilt Futures	6	March 2024	744,744	785,057	40,313
KFE 3 Year Treasury Bond Futures	3	March 2024	244,487	245,563	1,076
KFE 10 Year Treasury Bond Futures	2	March 2024	176,896	179,362	2,466
Montreal Exchange 10 Year Canadian Bond Futures	4	March 2024	358,662	374,869	16,207
SFE 3 Year Australian Bond Futures	10	March 2024	726,157	728,166	2,009
SFE 10 Year Australian Bond Futures	9	March 2024	700,125	715,517	15,392
Three Month SONIA Index Futures	3	September 2025	920,316	925,731	5,415
Three-Month SOFR Futures	1	September 2025	241,776	241,975	199
Three-Month SOFR Futures	2	June 2026	484,290	484,650	360
TSE Japanese 10 Year Bond Futures	5	March 2024	5,181,777	5,202,482	20,705

			$22,042,452	$22,361,373	$318,921

Short Futures Contracts Open on December 31, 2023:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesC	17	March 2024	$(410,524)	$(400,563)	$9,961
CBOT Soybean FuturesC	4	March 2024	(262,516)	(259,600)	2,916
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	March 2024	(32,045)	(23,040)	9,005
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	April 2024	(32,045)	(23,680)	8,365
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	May 2024	(32,045)	(25,190)	6,855
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	June 2024	(32,045)	(26,520)	5,525
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	July 2024	(32,045)	(26,970)	5,075
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	August 2024	(32,045)	(26,720)	5,325
ICE U.S. - Henry Ld1 Fixed Price FuturesC	4	September 2024	(32,045)	(27,420)	4,625
KCBT Hard Red Winter Wheat FuturesC	5	March 2024	(152,339)	(160,500)	(8,161)
LME Copper FuturesC	2	January 2024	(396,315)	(424,425)	(28,110)
LME Copper FuturesC	1	March 2024	(208,081)	(213,888)	(5,807)
LME Lead FuturesC	1	January 2024	(50,771)	(51,106)	(335)
LME Lead FuturesC	2	February 2024	(106,207)	(103,125)	3,082
LME Lead FuturesC	2	March 2024	(101,655)	(103,625)	(1,970)
LME Nickel FuturesC	1	February 2024	(109,916)	(99,123)	10,793
LME Nickel FuturesC	1	March 2024	(100,692)	(99,558)	1,134
LME Primary Aluminum FuturesC	8	January 2024	(439,935)	(470,300)	(30,365)
LME Primary Aluminum FuturesC	5	February 2024	(276,494)	(296,125)	(19,631)
LME Primary Aluminum FuturesC	3	March 2024	(160,243)	(178,575)	(18,332)
LME Zinc FuturesC	3	January 2024	(183,785)	(198,225)	(14,440)
LME Zinc FuturesC	2	February 2024	(123,965)	(132,975)	(9,010)
LME Zinc FuturesC	2	March 2024	(121,528)	(133,175)	(11,647)
NYBOT CSC Number 11 World Sugar FuturesC	6	February 2024	(149,450)	(138,298)	11,152
NYMEX Henry Hub Natural Gas FuturesC	24	January 2024	(572,120)	(603,360)	(31,240)
NYMEX Light Sweet Crude Oil FuturesC	1	January 2024	(70,418)	(71,650)	(1,232)

			$(4,221,269)	$(4,317,736)	$(96,467)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Japanese Yen Currency Futures	8	March 2024	$(694,646)	$(717,600)	$(22,954)

			$(694,646)	$(717,600)	$(22,954)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
HKG Hang Seng China Enterprises Index Futures	4	January 2024	$(144,018)	$(148,454)	$(4,436)
HKG Hang Seng Index Futures	1	January 2024	(107,247)	(109,701)	(2,454)
ICE U.S. MSCI Emerging Markets EM Index Futures	1	March 2024	(49,139)	(51,685)	(2,546)

			$(300,404)	$(309,840)	$(9,436)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Three-Month SOFR Futures	1	December 2024	$(238,124)	$(239,763)	$(1,639)

			$(238,124)	$(239,763)	$(1,639)

C All or a portion represents positions held by the American Beacon AHL Multi-Alternatives Cayman Fund.

Centrally Cleared Swap Agreements Outstanding on December 31, 2023:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2023(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S41	1.00	Quarterly	12/20/2028	0.5630	USD	10,000	$154,382	$197,454	$43,072

							$154,382	$197,454	$43,072

OTC Swap Agreements Outstanding on December 31, 2023:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	1/5/2024	23,000	$2,844,386	$-	$5,696

									$-	$5,696

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Forward Foreign Currency Contracts Open on December 31, 2023:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	30,036	USD	30,110	1/10/2024	CBK	$-	$(74)	$(74)
USD	299,896	INR	300,359	1/10/2024	CBK	-	(463)	(463)
USD	119,935	INR	120,144	1/10/2024	CBK	-	(209)	(209)
USD	29,955	INR	30,036	1/10/2024	CBK	-	(81)	(81)
TWD	81,616	USD	81,661	1/19/2024	CBK	-	(45)	(45)
USD	80,495	TWD	81,616	1/19/2024	CBK	-	(1,121)	(1,121)
TWD	81,754	USD	82,787	2/2/2024	CBK	-	(1,033)	(1,033)
USD	79,921	TWD	81,754	2/2/2024	CBK	-	(1,833)	(1,833)
USD	80,019	TWD	81,754	2/2/2024	CBK	-	(1,735)	(1,735)
BRL	4,542	USD	4,459	1/3/2024	HUB	83	-	83
BRL	6,171	USD	6,061	1/3/2024	HUB	110	-	110
BRL	9,311	USD	9,145	1/3/2024	HUB	166	-	166
BRL	9,873	USD	9,698	1/3/2024	HUB	175	-	175
BRL	10,860	USD	10,647	1/3/2024	HUB	213	-	213
BRL	20,586	USD	20,279	1/3/2024	HUB	307	-	307
BRL	20,586	USD	20,218	1/3/2024	HUB	368	-	368
BRL	20,586	USD	20,257	1/3/2024	HUB	329	-	329
BRL	20,586	USD	20,148	1/3/2024	HUB	438	-	438
BRL	20,586	USD	20,376	1/3/2024	HUB	210	-	210
BRL	20,586	USD	20,383	1/3/2024	HUB	203	-	203
BRL	20,586	USD	20,376	1/3/2024	HUB	210	-	210
BRL	20,586	USD	20,370	1/3/2024	HUB	216	-	216
BRL	32,899	USD	32,604	1/3/2024	HUB	295	-	295
BRL	32,900	USD	32,573	1/3/2024	HUB	327	-	327
BRL	39,088	USD	38,808	1/3/2024	HUB	280	-	280
BRL	48,892	USD	48,469	1/3/2024	HUB	423	-	423
BRL	48,892	USD	48,536	1/3/2024	HUB	356	-	356
BRL	49,407	USD	49,014	1/3/2024	HUB	393	-	393
BRL	49,407	USD	49,125	1/3/2024	HUB	282	-	282
BRL	49,407	USD	49,060	1/3/2024	HUB	347	-	347
BRL	50,534	USD	50,002	1/3/2024	HUB	532	-	532
BRL	52,397	USD	51,712	1/3/2024	HUB	685	-	685
BRL	64,574	USD	63,329	1/3/2024	HUB	1,245	-	1,245
BRL	65,190	USD	64,737	1/3/2024	HUB	453	-	453
BRL	77,216	USD	75,685	1/3/2024	HUB	1,531	-	1,531
BRL	90,117	USD	88,308	1/3/2024	HUB	1,809	-	1,809
BRL	98,814	USD	98,267	1/3/2024	HUB	547	-	547
BRL	100,976	USD	100,254	1/3/2024	HUB	722	-	722
BRL	103,711	USD	102,875	1/3/2024	HUB	836	-	836
BRL	124,454	USD	123,110	1/3/2024	HUB	1,344	-	1,344
BRL	180,233	USD	176,446	1/3/2024	HUB	3,787	-	3,787
USD	341,935	BRL	342,780	1/3/2024	HUB	-	(845)	(845)
USD	171,179	BRL	171,390	1/3/2024	HUB	-	(211)	(211)
USD	148,370	BRL	148,538	1/3/2024	HUB	-	(168)	(168)
USD	129,642	BRL	132,136	1/3/2024	HUB	-	(2,494)	(2,494)
USD	114,048	BRL	114,260	1/3/2024	HUB	-	(212)	(212)
USD	62,182	BRL	63,152	1/3/2024	HUB	-	(970)	(970)
USD	59,478	BRL	60,550	1/3/2024	HUB	-	(1,072)	(1,072)
USD	53,142	BRL	54,121	1/3/2024	HUB	-	(979)	(979)
USD	53,231	BRL	54,121	1/3/2024	HUB	-	(890)	(890)
USD	51,472	BRL	51,645	1/3/2024	HUB	-	(173)	(173)
USD	37,067	BRL	37,134	1/3/2024	HUB	-	(67)	(67)
USD	27,184	BRL	27,217	1/3/2024	HUB	-	(33)	(33)
USD	26,593	BRL	27,060	1/3/2024	HUB	-	(467)	(467)
USD	26,520	BRL	26,623	1/3/2024	HUB	-	(103)	(103)
USD	22,799	BRL	22,852	1/3/2024	HUB	-	(53)	(53)
USD	22,770	BRL	22,852	1/3/2024	HUB	-	(82)	(82)
USD	22,825	BRL	22,852	1/3/2024	HUB	-	(27)	(27)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	20,168	BRL	20,586	1/3/2024	HUB	$-	$(418)	$(418)
USD	20,153	BRL	20,586	1/3/2024	HUB	-	(433)	(433)
USD	20,148	BRL	20,586	1/3/2024	HUB	-	(438)	(438)
USD	20,120	BRL	20,586	1/3/2024	HUB	-	(466)	(466)
USD	20,139	BRL	20,586	1/3/2024	HUB	-	(447)	(447)
USD	20,134	BRL	20,586	1/3/2024	HUB	-	(452)	(452)
USD	20,117	BRL	20,586	1/3/2024	HUB	-	(469)	(469)
USD	20,376	BRL	20,586	1/3/2024	HUB	-	(210)	(210)
USD	20,335	BRL	20,586	1/3/2024	HUB	-	(251)	(251)
KRW	77,656	USD	77,339	1/5/2024	HUB	317	-	317
KRW	77,656	USD	76,903	1/5/2024	HUB	753	-	753
USD	153,224	KRW	155,312	1/5/2024	HUB	-	(2,088)	(2,088)
USD	284,003	JPY	290,530	1/11/2024	HUB	-	(6,527)	(6,527)
USD	269,719	EUR	276,073	1/11/2024	HUB	-	(6,354)	(6,354)
USD	255,265	EUR	260,613	1/11/2024	HUB	-	(5,348)	(5,348)
PHP	45,144	USD	45,238	1/22/2024	HUB	-	(94)	(94)
USD	44,926	PHP	45,144	1/22/2024	HUB	-	(218)	(218)
CLP	56,679	USD	56,701	1/25/2024	HUB	-	(22)	(22)
CLP	56,679	USD	56,659	1/25/2024	HUB	20	-	20
CLP	56,679	USD	56,634	1/25/2024	HUB	45	-	45
CLP	56,679	USD	56,914	1/25/2024	HUB	-	(235)	(235)
CLP	56,679	USD	57,850	1/25/2024	HUB	-	(1,171)	(1,171)
USD	118,296	CLP	122,059	1/25/2024	HUB	-	(3,763)	(3,763)
USD	100,003	CLP	104,657	1/25/2024	HUB	-	(4,654)	(4,654)
USD	55,731	CLP	56,679	1/25/2024	HUB	-	(948)	(948)
USD	76,535	KRW	77,767	1/31/2024	HUB	-	(1,232)	(1,232)
USD	76,432	KRW	77,767	1/31/2024	HUB	-	(1,335)	(1,335)
USD	75,832	KRW	77,767	1/31/2024	HUB	-	(1,935)	(1,935)
USD	23,400	KRW	24,064	1/31/2024	HUB	-	(664)	(664)
USD	21,716	KRW	22,337	1/31/2024	HUB	-	(621)	(621)
USD	17,091	KRW	17,584	1/31/2024	HUB	-	(493)	(493)
USD	13,400	KRW	13,782	1/31/2024	HUB	-	(382)	(382)
COP	28,953	USD	28,030	2/1/2024	HUB	923	-	923
COP	36,830	USD	35,593	2/1/2024	HUB	1,237	-	1,237
COP	36,830	USD	35,561	2/1/2024	HUB	1,269	-	1,269
COP	51,306	USD	50,491	2/1/2024	HUB	815	-	815
BRL	20,553	USD	20,457	2/2/2024	HUB	96	-	96
BRL	20,553	USD	20,449	2/2/2024	HUB	104	-	104
BRL	20,553	USD	20,425	2/2/2024	HUB	128	-	128
BRL	20,553	USD	20,425	2/2/2024	HUB	128	-	128
BRL	20,553	USD	20,447	2/2/2024	HUB	106	-	106
BRL	20,553	USD	20,481	2/2/2024	HUB	72	-	72
BRL	20,553	USD	20,508	2/2/2024	HUB	45	-	45
BRL	20,553	USD	20,513	2/2/2024	HUB	40	-	40
BRL	20,553	USD	20,519	2/2/2024	HUB	34	-	34
BRL	20,553	USD	20,572	2/2/2024	HUB	-	(19)	(19)
BRL	20,553	USD	20,572	2/2/2024	HUB	-	(19)	(19)
BRL	20,553	USD	20,639	2/2/2024	HUB	-	(86)	(86)
BRL	20,553	USD	20,671	2/2/2024	HUB	-	(118)	(118)
BRL	20,553	USD	20,628	2/2/2024	HUB	-	(75)	(75)
BRL	20,553	USD	20,643	2/2/2024	HUB	-	(90)	(90)
BRL	20,553	USD	20,637	2/2/2024	HUB	-	(84)	(84)
BRL	20,553	USD	20,647	2/2/2024	HUB	-	(94)	(94)
BRL	20,553	USD	20,602	2/2/2024	HUB	-	(49)	(49)
BRL	20,553	USD	20,586	2/2/2024	HUB	-	(33)	(33)
BRL	20,553	USD	20,548	2/2/2024	HUB	5	-	5
BRL	20,553	USD	20,564	2/2/2024	HUB	-	(11)	(11)
BRL	20,553	USD	20,621	2/2/2024	HUB	-	(68)	(68)
BRL	20,553	USD	20,615	2/2/2024	HUB	-	(62)	(62)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	20,553	USD	20,582	2/2/2024	HUB	$-	$(29)	$(29)
BRL	20,553	USD	20,598	2/2/2024	HUB	-	(45)	(45)
BRL	22,815	USD	22,676	2/2/2024	HUB	139	-	139
BRL	22,815	USD	22,704	2/2/2024	HUB	111	-	111
BRL	22,815	USD	22,731	2/2/2024	HUB	84	-	84
BRL	26,579	USD	26,409	2/2/2024	HUB	170	-	170
BRL	27,017	USD	26,484	2/2/2024	HUB	533	-	533
BRL	27,173	USD	27,071	2/2/2024	HUB	102	-	102
BRL	37,074	USD	36,914	2/2/2024	HUB	160	-	160
BRL	51,562	USD	51,259	2/2/2024	HUB	303	-	303
BRL	54,033	USD	52,922	2/2/2024	HUB	1,111	-	1,111
BRL	54,033	USD	53,010	2/2/2024	HUB	1,023	-	1,023
BRL	60,452	USD	59,230	2/2/2024	HUB	1,222	-	1,222
BRL	63,049	USD	61,923	2/2/2024	HUB	1,126	-	1,126
BRL	114,074	USD	113,574	2/2/2024	HUB	500	-	500
BRL	131,922	USD	129,105	2/2/2024	HUB	2,817	-	2,817
BRL	148,297	USD	147,754	2/2/2024	HUB	543	-	543
BRL	171,112	USD	170,468	2/2/2024	HUB	644	-	644
BRL	342,224	USD	340,521	2/2/2024	HUB	1,703	-	1,703
USD	20,478	BRL	20,553	2/2/2024	HUB	-	(75)	(75)
USD	20,463	BRL	20,553	2/2/2024	HUB	-	(90)	(90)
USD	20,490	BRL	20,553	2/2/2024	HUB	-	(63)	(63)
PHP	45,141	USD	44,895	2/7/2024	HUB	246	-	246
USD	44,753	PHP	45,140	2/7/2024	HUB	-	(387)	(387)
USD	77,098	KRW	77,870	2/22/2024	HUB	-	(772)	(772)
CNY	70,874	USD	70,946	2/26/2024	HUB	-	(72)	(72)
PEN	67,538	USD	67,537	1/24/2024	RBS	1	-	1
EUR	559,801	USD	554,380	1/11/2024	SSB	5,421	-	5,421
USD	1,176,902	GBP	1,192,541	1/11/2024	SSB	-	(15,639)	(15,639)
USD	631,141	EUR	644,678	1/11/2024	SSB	-	(13,537)	(13,537)
USD	570,810	EUR	583,053	1/11/2024	SSB	-	(12,243)	(12,243)
USD	6,360	GBP	6,374	1/11/2024	SSB	-	(14)	(14)

						$43,318	$(100,882)	$(57,564)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
JPM	JPMorgan Securities LLC.
RBS	Royal Bank Of Scotland PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korean Exchange.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange
OML	OMLX:London Securities & Derivative Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
CSC	CEI: Coffee, Sugar and Cocoa
ESG	Environmental, Social, Governance.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
LIBOR	London Interbank Offered Rate.
NYBOT	New York Board of Trade.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
SCHATZ	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

December 31, 2023

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

AHL Multi-Alternatives Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$1,825,845	$-	$1,825,845
U.S. Treasury Obligations	-	1,503,342	-	1,503,342
Short-Term Investments	-	24,719,830	-	24,719,830

Total Investments in Securities - Assets	$-	$28,049,017	$-	$28,049,017

Financial Derivative Instruments - Assets
Futures Contracts	$984,423	$-	$-	$984,423
Swap Contract Agreements	-	48,768	-	48,768
Forward Foreign Currency Contracts	-	43,318	-	43,318

Total Financial Derivative Instruments - Assets	$984,423	$92,086	$-	$1,076,509

Financial Derivative Instruments - Liabilities
Futures Contracts	$(287,886)	$-	$-	$(287,886)
Forward Foreign Currency Contracts	-	(100,882)	-	(100,882)

Total Financial Derivative Instruments - Liabilities	$(287,886)	$(100,882)	$-	$(388,768)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 8.13%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.100%, Due 4/15/2033, Series I/LA B C	EUR	2,971,200	$3,285,810
French Republic Government Bonds OAT,
0.100%, Due 7/25/2031, Series OATEB C D	EUR	1,774,365	1,930,702
0.600%, Due 7/25/2034C	EUR	2,687,050	2,997,065
U.K. Inflation-Linked Gilts,
0.125%, Due 8/10/2031, Series 3MOB C	GBP	3,217,100	4,159,817
1.250%, Due 11/22/2032B C	GBP	6,090,140	8,585,021
0.125%, Due 3/22/2051B C	GBP	1,284,620	1,310,872

Total Foreign Sovereign Obligations (Cost $21,005,216)			22,269,287

U.S. TREASURY OBLIGATIONS - 9.70%
U.S. Treasury Inflation-Indexed Bonds, 1.500%, Due 2/15/2053B		$1,552,590	1,418,573
U.S. Treasury Inflation-Indexed Notes,
1.250%, Due 4/15/2028B		2,564,400	2,500,415
2.375%, Due 10/15/2028B		9,542,845	9,841,183
1.375%, Due 7/15/2033B		13,169,780	12,810,012

Total U.S. Treasury Obligations (Cost $25,702,359)			26,570,183

SHORT-TERM INVESTMENTS - 68.01%

U.S. Treasury Obligations - 68.01%
U.S. Treasury Bills,
5.510%, Due 2/22/2024A		52,800,000	52,407,496
5.510%, Due 3/7/2024		40,000,000	39,623,993
5.443%, Due 4/4/2024A		10,000,000	9,865,667
5.458%, Due 5/2/2024A		62,000,000	60,925,286
5.415%, Due 5/9/2024A		12,000,000	11,780,772
5.271%, Due 6/6/2024A		12,000,000	11,737,400

Total Short-Term Investments (Cost $186,276,512)			186,340,614

TOTAL INVESTMENTS - 85.84% (Cost $232,984,087)			235,180,084
OTHER ASSETS, NET OF LIABILITIES - 14.16%			38,793,810

TOTAL NET ASSETS - 100.00%			$273,973,894

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A All or a portion represents positions held by the American Beacon Cayman TargetRisk Co., Ltd.

B Inflation-Indexed Note.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,930,702 or 0.70% of net assets. The Fund has no right to demand registration of these securities.

Long Futures Contracts Open on December 31, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	35	March 2024	$5,929,365	$5,896,391	$(32,974)
CME e-Mini NASDAQ 100 Index Futures	37	March 2024	12,115,160	12,597,390	482,230
CME e-Mini Standard & Poor’s 500 Index Futures	112	March 2024	26,143,233	26,992,001	848,768
CME e-mini S&P 500 ESG Index Futures	3	March 2024	621,013	640,860	19,847
Eurex DAX Index Futures	17	March 2024	7,962,486	7,935,222	(27,264)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index Futures	246	March 2024	$12,438,386	$12,337,504	$(100,882)
Eurex STOXX Europe 600 ESG-X Index Futures	17	March 2024	332,839	335,932	3,093
Euronext CAC 40 10 Index Futures	79	January 2024	6,597,232	6,588,871	(8,361)
HKG Hang Seng China Enterprises Index Futures	86	January 2024	3,090,953	3,191,753	100,800
HKG Hang Seng Index Futures	33	January 2024	3,511,443	3,620,131	108,688
ICE FTSE 100 Index Futures	149	March 2024	14,405,000	14,731,368	326,368
KFE KOSPI 200 Index Futures	110	March 2024	7,204,536	7,744,584	540,048
Montreal Exchange S&P/TSX 60 Index Futures	84	March 2024	15,650,293	16,107,105	456,812
NSE IFSC NIFTY 50 Index Futures	22	January 2024	951,355	961,334	9,979
OML Stockholm OMXS30 Index Futures	294	January 2024	6,852,284	6,999,444	147,160
SAFEX FTSE/JSE Top 40 Index Futures	40	March 2024	1,514,462	1,561,077	46,615
SFE S&P ASX Share Price Index 200 Futures	90	March 2024	11,416,029	11,629,797	213,768
SGX FTSE China A50 Futures	300	January 2024	3,362,522	3,448,500	85,978
SGX FTSE Taiwan Index Futures	55	January 2024	3,362,618	3,411,100	48,482
SGX MSCI Singapore Index Futures	131	January 2024	2,753,434	2,855,746	102,312
SGX Nikkei 225 Stock Index Futures	99	March 2024	11,605,295	11,730,798	125,503
TSE TOPIX Futures	111	March 2024	18,526,484	18,625,958	99,474

			$176,346,422	$179,942,866	$3,596,444

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	36	March 2024	$7,338,319	$7,412,906	$74,587
CBOT 5 Year U.S. Treasury Notes Futures	114	March 2024	12,113,827	12,400,172	286,345
CBOT 10 Year U.S. Treasury Notes Futures	119	March 2024	13,022,817	13,433,984	411,167
CBOT U.S. Long Bond Futures	79	March 2024	9,163,472	9,870,062	706,590
CBOT Ultra Long Term U.S. Treasury Bond Futures	97	March 2024	11,854,751	12,958,594	1,103,843
Eurex 5 Year Euro BOBL Futures	72	March 2024	9,358,957	9,480,901	121,944
Eurex 10 Year Euro BUND Futures	69	March 2024	10,180,198	10,452,399	272,201
Eurex 30 Year Euro BUXL Futures	11	March 2024	1,600,998	1,720,970	119,972
Eurex Euro-BTP Italian Bond Futures	71	March 2024	9,046,727	9,339,032	292,305
Eurex Euro-OAT Futures	63	March 2024	8,896,392	9,146,371	249,979
ICE Long Gilt Futures	58	March 2024	7,092,447	7,588,884	496,437
KFE 3 Year Treasury Bond Futures	54	March 2024	4,400,650	4,420,126	19,476
KFE 10 Year Treasury Bond Futures	32	March 2024	2,831,647	2,869,788	38,141
Montreal Exchange 10 Year Canadian Bond Futures	60	March 2024	5,391,734	5,623,033	231,299
SFE 3 Year Australian Bond Futures	67	March 2024	4,831,045	4,878,713	47,668
SFE 10 Year Australian Bond Futures	89	March 2024	6,869,143	7,075,666	206,523
TSE Japanese 10 Year Bond Futures	24	March 2024	24,716,109	24,971,913	255,804

			$148,709,233	$153,643,514	$4,934,281

Centrally Cleared Swap Agreements Outstanding on December 31, 2023:

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2023(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S40	5.00	Quarterly	12/20/2028	3.0987	EUR	5,000	$(427,622)	$(445,836)	$(18,214)
CDX.NA.HY.S41	5.00	Quarterly	12/20/2028	3.5613	USD	4,950	(294,797)	(294,248)	549
CDX.NA.IG.S41	1.00	Quarterly	12/20/2028	0.5661	USD	5,000	(99,162)	(98,172)	990

							$(821,581)	$(838,256)	$(16,675)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 12/31/2023(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
iTraxx Europe S40	1.00	Quarterly	12/20/2028	0.5810	EUR	60,000	$905,193	$1,308,534	$403,341
CDX.NA.IG.S41	1.00	Quarterly	12/20/2028	0.5661	USD	80,000	1,535,209	1,579,635	44,426
CDX.NA.IG.S41	1.00	Quarterly	12/20/2028	0.5661	USD	5,000	99,583	98,172	(1,411)
iTraxx Europe Crossover S40	5.00	Quarterly	12/20/2028	3.0987	EUR	25,000	1,986,148	2,244,514	258,366
iTraxx Europe Crossover S40	5.00	Quarterly	12/20/2028	3.0987	EUR	5,000	438,027	446,603	8,576
CDX.NA.HY.S41	5.00	Quarterly	12/20/2028	3.5613	USD	34,650	1,913,309	2,078,983	165,674

							$6,877,469	$7,756,441	$878,972

OTC Swap Agreements Outstanding on December 31, 2023:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	1/5/2024	388,000	$47,961,653	$3,355	$114,633

									$3,355	$114,633

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on December 31, 2023:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	262,020	USD	254,759	1/11/2024	SSB	$7,261	$-	$7,261
CAD	301,918	USD	299,161	1/11/2024	SSB	2,757	-	2,757
EUR	331,287	USD	327,723	1/11/2024	SSB	3,564	-	3,564
AUD	340,813	USD	336,520	1/11/2024	SSB	4,293	-	4,293
EUR	441,716	USD	439,013	1/11/2024	SSB	2,703	-	2,703
EUR	441,716	USD	445,319	1/11/2024	SSB	-	(3,603)	(3,603)
JPY	496,924	USD	498,000	1/11/2024	SSB	-	(1,076)	(1,076)
GBP	637,353	USD	631,030	1/11/2024	SSB	6,323	-	6,323
EUR	662,574	USD	656,761	1/11/2024	SSB	5,813	-	5,813
EUR	1,319,321	USD	1,311,246	1/11/2024	SSB	8,075	-	8,075
EUR	1,952,309	USD	1,929,807	1/11/2024	SSB	22,502	-	22,502

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,976,773	USD	1,957,629	1/11/2024	SSB	$19,144	$-	$19,144
USD	13,515,324	GBP	13,694,925	1/11/2024	SSB	-	(179,601)	(179,601)
USD	10,426,296	EUR	10,649,930	1/11/2024	SSB	-	(223,634)	(223,634)
USD	8,758,429	EUR	8,946,289	1/11/2024	SSB	-	(187,860)	(187,860)
USD	2,164,227	GBP	2,179,747	1/11/2024	SSB	-	(15,520)	(15,520)
USD	2,169,233	KRW	2,178,615	1/11/2024	SSB	-	(9,382)	(9,382)
USD	2,107,691	EUR	2,152,262	1/11/2024	SSB	-	(44,571)	(44,571)
USD	2,093,955	JPY	2,115,418	1/11/2024	SSB	-	(21,463)	(21,463)
USD	1,998,004	AUD	1,990,350	1/11/2024	SSB	7,654	-	7,654
USD	895,759	HKD	895,809	1/11/2024	SSB	-	(50)	(50)
USD	380,849	JPY	393,553	1/11/2024	SSB	-	(12,704)	(12,704)
USD	206,756	JPY	213,304	1/11/2024	SSB	-	(6,548)	(6,548)
USD	158,575	JPY	158,939	1/11/2024	SSB	-	(364)	(364)
USD	146,765	EUR	147,622	1/11/2024	SSB	-	(857)	(857)
USD	78,154	HKD	78,176	1/11/2024	SSB	-	(22)	(22)
USD	66,310	EUR	66,257	1/11/2024	SSB	53	-	53
USD	37,431	CAD	37,740	1/11/2024	SSB	-	(309)	(309)
USD	30,572	ZAR	31,963	1/11/2024	SSB	-	(1,391)	(1,391)
USD	29,477	CAD	30,192	1/11/2024	SSB	-	(715)	(715)
USD	20,834	ZAR	21,749	1/11/2024	SSB	-	(915)	(915)
USD	9,775	SEK	9,918	1/11/2024	SSB	-	(143)	(143)
USD	2,563	HKD	2,562	1/11/2024	SSB	1	-	1

						$90,143	$(710,728)	$(620,585)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Securities LLC.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korean Exchange.
NSE	National Stock Exchange.
OML	OMLX:London Securities & Derivative Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CBOT	Chicago Board of Trade.
CDX	Credit Default Swap Index.
ESG	Environmental, Social, Governance.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

December 31, 2023

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$22,269,287	$-	$22,269,287
U.S. Treasury Obligations	-	26,570,183	-	26,570,183
Short-Term Investments	-	186,340,614	-	186,340,614

Total Investments in Securities - Assets	$-	$235,180,084	$-	$235,180,084

Financial Derivative Instruments - Assets
Futures Contracts	$8,700,206	$-	$-	$8,700,206
Swap Contract Agreements	-	996,555	-	996,555
Forward Foreign Currency Contracts	-	90,143	-	90,143

Total Financial Derivative Instruments - Assets	$8,700,206	$1,086,698	$-	$9,786,904

Financial Derivative Instruments - Liabilities
Futures Contracts	$(169,481)	$-	$-	$(169,481)
Swap Contract Agreements	-	(19,625)	-	(19,625)
Forward Foreign Currency Contracts	-	(710,728)	-	(710,728)

Total Financial Derivative Instruments - Liabilities	$(169,481)	$(730,353)	$-	$(899,834)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2023

	AHL Managed Futures Strategy FundA	AHL Multi- Alternatives FundA	AHL TargetRisk FundA
Assets:
Investments in unaffiliated securities, at fair value†	$2,779,372,050	$28,049,017	$235,180,084
Foreign currency, at fair value^	-	136,157	2,618,866
Foreign currency deposits with brokers for futures contracts, at fair value¤	154,248,102	1,247,818	5,767,422
Cash	43,448,907	1,277,321	8,465,288
Cash collateral held at broker	-	-	3,618,094
Cash collateral held at custodian for the benefit of the broker	46,580,000	510,000	3,970,000
Deferred offering cost	-	53,360	-
Dividends and interest receivable	-	12,056	171,752
Deposits with broker for futures contracts	100,390,983	503,916	-
Receivable for investments sold	-	-	31,798
Receivable for fund shares sold	20,171,809	3,748	1,603,479
Receivable for expense reimbursement (Note 2)	-	208,560	-
Unrealized appreciation from forward foreign currency contracts	8,357,700	43,318	90,143
Receivable for variation margin on open futures contracts (Note 5)	47,509,406	681,627	8,294,768
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	-	197,454	6,918,192
OTC swap agreements, at fair value	-	5,696	117,988
Prepaid expenses	84,309	64,017	42,423

Total assets	3,200,163,266	32,994,065	276,890,297

Liabilities:
Payable for investments purchased	-	11,192	-
Payable for fund shares redeemed	41,445,580	4,991,667	836,359
Payable for expense recoupment (Note 2)	1,545,996	-	51,608
Cash due to broker for futures and swap contracts	-	-	863,465
Management and sub-advisory fees payable (Note 2)	3,677,862	30,581	232,392
Service fees payable (Note 2)	78,275	151	11,262
Transfer agent fees payable (Note 2)	219,246	3,371	21,682
Custody and fund accounting fees payable	1,236,263	28,824	91,607
Professional fees payable	110,215	108,654	54,031
Trustee fees payable (Note 2)	3,683	12	370
Payable for prospectus and shareholder reports	89,924	3,890	37,510
Unrealized depreciation from forward foreign currency contracts	11,195,264	100,882	710,728
Other liabilities	60,163	560	5,389

Total liabilities	59,662,471	5,279,784	2,916,403

Commitments and contingent liabilities (Note 2)

Net assets	$3,140,500,795	$27,714,281	$273,973,894

Analysis of net assets:
Paid-in-capital	$3,404,240,403	$26,936,193	$380,980,159
Total distributable earnings (deficits)	(263,739,608)	778,088	(107,006,265)

Net assets	$3,140,500,795	$27,714,281	$273,973,894

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2023

	AHL Managed Futures Strategy FundA		AHL Multi- Alternatives FundA		AHL TargetRisk FundA
Shares outstanding at no par value (unlimited shares authorized):
R5 Class		74,190,899		N/A		2,355,261

Y Class		227,330,546		666,556		21,826,843

Investor Class		4,596,963		N/A		687,136

A Class		9,173,615		10,148		262,093

C Class		3,355,425		10,149		861,117

R6 Class		N/A		2,029,626		N/A

Net assets:
R5 Class		$735,326,328	$	N/A		$24,839,297

Y Class		$2,239,856,084		$6,800,010		$230,217,307

Investor Class		$44,699,687	$	N/A		$7,227,795

A Class		$89,278,134		$103,423		$2,745,472

C Class		$31,340,562		$103,135		$8,944,023

R6 Class	$	N/A		$20,707,713	$	N/A

Net asset value, offering and redemption price per share:
R5 Class		$9.91	$	N/A		$10.55

Y Class		$9.85		$10.20		$10.55

Investor Class		$9.72	$	N/A		$10.52

A Class		$9.73		$10.19		$10.48

A Class (offering price)		$10.32		$10.81		$11.12

C Class		$9.34		$10.16		$10.39

R6 Class	$	N/A		$10.20	$	N/A

† Cost of investments in unaffiliated securities		$2,778,444,550		$27,877,102		$232,984,087
¤ Cost of foreign currency deposits with broker for futures contracts		$151,670,071		$1,215,271		$9,290,321
^ Cost of foreign currency		$–		$132,738		$2,606,690

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2023

	AHL Managed Futures Strategy FundA	AHL Multi- Alternatives FundA B	AHL TargetRisk FundA
Investment income:
Interest income	$166,724,811	$511,883	$15,958,608

Total investment income	166,724,811	511,883	15,958,608

Expenses:
Management and sub-advisory fees (Note 2)	48,525,039	122,455	3,274,286
Transfer agent fees:
R5 Class (Note 2)	54,128	–	20,575
Y Class (Note 2)	2,747,447	3,013	284,681
Investor Class	3,982	–	1,668
A Class	8,209	1,507	164
C Class	1,855	1,507	413
R6 Class	–	3,340	–
Custody and fund accounting fees	2,910,362	30,491	174,976
Professional fees	401,886	205,096	102,119
Registration fees and expenses	232,030	32,128	110,901
Service fees (Note 2):
Investor Class	204,138	–	26,663
A Class	264,623	64	8,265
C Class	18,915	63	7,262
Distribution fees (Note 2):
A Class	418,605	94	8,279
C Class	347,398	375	100,098
Prospectus and shareholder report expenses	261,241	10,290	43,074
Trustee fees (Note 2)	365,343	752	37,563
Dividends and interest on securities sold short	–	–	24,494
Loan expense (Note 9)	15,029	–	1,679
Other expenses	1,178,796	11,402	108,528

Total expenses	57,959,026	422,577	4,335,688

Net fees waived and expenses (reimbursed) (Note 2)	(15,728)	(286,645)	(48,128)

Net expenses	57,943,298	135,932	4,287,560

Net investment income	108,781,513	375,951	11,671,048

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	(2,316,805)	29,280	(3,039,911)
Foreign currency transactions	4,127,565	(2,421)	(62,527)
Forward foreign currency contracts	(7,444,639)	(50,847)	282,847
Futures contracts	(277,845,855)	(31,798)	11,594,839
Swap agreements	–	(112,644)	(4,085,505)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesD	2,189,634	171,915	4,767,025
Foreign currency transactions	(1,145,106)	36,019	(94,356)
Forward foreign currency contracts	8,800,134	(57,564)	(379,965)
Futures contracts	18,389,165	696,537	18,964,669
Swap agreements	–	45,434	4,389,877

Net gain (loss) from investments	(255,245,907)	723,911	32,336,993

Net increase (decrease) in net assets resulting from operations	$(146,464,394)	$1,099,862	$44,008,041

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.
B Commenced operations August 17, 2023 (Note 1).
C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	AHL Managed Futures Strategy FundA		AHL Multi- Alternatives FundA
	Year Ended December 31, 2023	Year Ended December 31, 2022	August 17, 2023B to December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$108,781,513	$979,765	$375,951
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(283,479,734)	415,994,286	(168,430)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	28,233,827	19,804,915	892,341

Net increase (decrease) in net assets resulting from operations	(146,464,394)	436,778,966	1,099,862

Distributions to shareholders:
Total retained earnings:
R5 Class	(8,081,982)	(118,725,890)	-
Y Class	(22,062,769)	(409,321,742)	(100,429)
Investor Class	(277,804)	(10,286,579)	-
A Class	(287,075)	(29,267,398)	(1,505)
C Class	-	(5,564,820)	(1,505)
R6 Class	-	-	(371,735)

Net distributions to shareholders	(30,709,630)	(573,166,429)	(475,174)

Capital share transactions (Note 10):
Proceeds from sales of shares	1,806,501,124	2,857,036,649	9,208,811
Reinvestment of dividends and distributions	26,956,881	499,813,437	475,174
Cost of shares redeemed	(2,156,933,583)	(1,723,588,942)	(5,094,392)

Net increase (decrease) in net assets from capital share transactions	(323,475,578)	1,633,261,144	4,589,593

Net increase (decrease) in net assets	(500,649,602)	1,496,873,681	5,214,281

Net assets:
Beginning of year	3,641,150,397	2,144,276,716	22,500,000	C

End of year	$3,140,500,795	$3,641,150,397	$27,714,281

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.
B Commencement of operations.
C Seed capital.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	AHL TargetRisk FundA
	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$11,671,048	$7,476,074
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	4,689,743	(123,365,264)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	27,647,250	(24,493,738)

Net increase (decrease) in net assets resulting from operations	44,008,041	(140,382,928)

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,016,000)	(3,906,831)
Y Class	(8,797,885)	(17,700,795)
Investor Class	(253,764)	(557,298)
A Class	(102,669)	(187,276)
C Class	(248,384)	(456,882)
R6 Class	-	-

Net distributions to shareholders	(10,418,702)	(22,809,082)

Capital share transactions (Note 10):
Proceeds from sales of shares	84,633,468	219,432,445
Reinvestment of dividends and distributions	10,013,293	22,176,484
Cost of shares redeemed	(290,191,816)	(559,400,761)

Net (decrease) in net assets from capital share transactions	(195,545,055)	(317,791,832)

Net (decrease) in net assets	(161,955,716)	(480,983,842)

Net assets:
Beginning of year	435,929,610	916,913,452

End of year	$273,973,894	$435,929,610

A Consolidated financial statement. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2023, the Trust consists of twenty-four active series, three of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-one active series are reported in separate filings.

The American Beacon Multi-Alternatives Fund commenced operations on August 17, 2023 and is a separate series of the Trust. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, and a shareholder meeting was held for each such Fund. Please see the sections titled Disclosure Regarding the Approval of New Management and Investment Advisory Agreements and Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., the American Beacon Cayman Multi-Alternatives Company, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2023	% of Total Assets of the Fund at December 31, 2023
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$763,103,840	23.85%
American Beacon Cayman Multi-Alternatives Company, Ltd.	August 17, 2023	7,204,552	21.84%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	60,406,816	21.82%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL Multi-Alternatives Fund and AHL TargetRisk Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL Multi-Alternatives Fund

First $500 million	0.775%
Next $500 million	0.745%
Next $500 million	0.725%
Over $1.5 billion	0.70%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2023 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$12,584,155
Sub-Advisory Fees	1.00%	35,940,884

Total	1.35%	$48,525,039

AHL Multi-Alternatives Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$38,097
Sub-Advisory Fees	0.78%	84,358

Total	1.13%	$122,455

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,265,963
Sub-Advisory Fees	0.55%	2,008,323

Total	0.90%	$3,274,286

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$2,647,856
AHL Multi-Alternatives	1,506
AHL TargetRisk	287,994

As of December 31, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$193,930
AHL Multi-Alternatives	577
AHL TargetRisk	18,182

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2023, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap						Expiration of Reimbursed Expenses
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 – 12/31/2023	Reimbursed Expenses		(Recouped) Expenses
AHL Managed Futures Strategy	R5	1.54%	N/A	$46,816	*	$(217,609)	**	2026
AHL Managed Futures Strategy	Y	N/A	N/A	175,672	*	(874,111)	**	2026
AHL Managed Futures Strategy	Investor	1.92%	N/A	3,775	*	(17,431)	**	2026

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

		Expense Cap						Expiration of Reimbursed Expenses
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 – 12/31/2023	Reimbursed Expenses		(Recouped) Expenses
AHL Managed Futures Strategy	A	N/A	N/A	$11,165	*	$(16,078)	**	2026
AHL Managed Futures Strategy	C	N/A	N/A	2,316	*	(9,080)	**	2026
AHL Multi-Alternatives	Y	N/A	1.33%	54,299	*	-		2026
AHL Multi-Alternatives	A	N/A	1.56%	2,847	*	-		2026
AHL Multi-Alternatives	C	N/A	2.31%	2,846	*	-		2026
AHL Multi-Alternatives	R6	N/A	1.23%	326,306	*	-		2026
AHL TargetRisk	R5	1.04%	1.04%	33,492	*	(2,341)	***	2026
AHL TargetRisk	Y	N/A	N/A	13,633	*	-		2026
AHL TargetRisk	Investor	N/A	N/A	385	*	-		2026
AHL TargetRisk	A	N/A	N/A	154	*	-		2026
AHL TargetRisk	C	N/A	N/A	464	*	-		2026

*

Amounts include voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd., subsidiary of American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Cayman Fund subsidiary of American Beacon AHL Multi-Alternatives Fund and the American Beacon Cayman TargetRisk Company, Ltd., subsidiary of American Beacon AHL TargetRisk Fund.

**

Of these amounts, $579,488 represents Recouped Expenses from prior fiscal years as reflected in the carryover of excess expenses table below and $330,805 represents Recouped Expenses resulting from an adjustment of eligible contractual and voluntary fee reductions and expense reimbursements from prior fiscal years. These amounts are reflected in Other Expenses on the Statements of Operations.

***	This amount represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $208,560 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2023 for the AHL Multi-Alternatives Fund and $1,545,996 and $51,608 were disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at December 31, 2023 for the AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual and voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$141,958	$-	$-	2023
AHL Managed Futures Strategy	160,764	-	-	2024
AHL Managed Futures Strategy	276,767	-	-	2025
AHL TargetRisk	2,341	-	37,558	2023
AHL TargetRisk	-	41,005	-	2024
AHL TargetRisk	-	57,174	-	2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2023, RID collected $14,198 and $612 for AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively, from the sale of A Class Shares. There were no Class A sales charges collected for AHL Multi-Alternatives Fund.

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Notes to Financial Statements

December 31, 2023

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2023, CDSC fees of $4,337 and $50 were collected for the C Class Shares of AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively. There were no CDSC fees collected for the Class C Shares of the AHL Multi-Alternatives Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by videoconference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon

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Notes to Financial Statements

December 31, 2023

rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker- dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Fixed Income Investments

The Funds’ exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the year ended December 31, 2023 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the year ended December 31, 2023, the Funds entered into forward foreign currency contracts primarily for taking exposure to foreign currencies or hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended December 31, 2023
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$1,356,171,548	$1,301,703,211
AHL Multi-Alternatives	4,992,799	6,619,911
AHL TargetRisk	5,014,412	43,706,120

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended December 31, 2023, the Funds entered into futures contracts primarily for investing and/or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2023
AHL Managed Futures Strategy	108,844
AHL Multi-Alternatives	608
AHL TargetRisk	3,586

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members - generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, a Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by a Fund. However, a Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that a Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure up to the notional amount of the swap.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that a Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that a Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2023, for which a Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the year ended December 31, 2023, the AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2023
AHL Multi-Alternatives Fund	12,500,000
AHL TargetRisk	217,400,000

Total Return Swap Agreements

The AHL TargetRisk Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Year Ended December 31, 2023
AHL Multi-Alternatives Fund	2,157,550
AHL TargetRisk	48,030,096

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$8,357,700	$-	$-	$-	$8,357,700
Receivable for variation margin from open futures contracts(2)	-	11,170,234	31,040,829	14,114,823	48,232,169	104,558,055

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(11,195,264)	$-	$-	$-	$(11,195,264)
Payable for variation margin from open futures contracts(2)	-	(6,069,244)	(40,221,587)	(1,354,499)	(9,369,896)	(57,015,226)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(7,444,639)	$-	$-	$-	$(7,444,639)
Futures contracts	-	(38,995,745)	(113,905,457)	5,397,509	(130,342,162)	(277,845,855)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$8,800,134	$-	$-	$-	$8,800,134
Futures contracts	-	8,107,877	(16,098,273)	(22,039,480)	48,419,041	18,389,165

AHL Multi-Alternatives Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$43,318	$-	$-	$-	$43,318
Receivable for variation margin from open futures contracts(2)	-	53,814	155,046	319,059	456,504	984,423
Unrealized appreciation from swap agreement	43,072	-	-	-	5,696	48,768

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(100,882)	$-	$-	$-	$(100,882)
Payable for variation margin from open futures contracts(2)	-	(32,049)	(211,119)	(1,777)	(42,941)	(287,886)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(50,847)	$-	$-	$-	$(50,847)
Futures contracts	-	(99,215)	(112,179)	(8,489)	188,085	(31,798)
Swap agreements	56,110	-	-	-	(168,754)	(112,644)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(57,564)	$-	$-	$-	$(57,564)
Futures contracts	-	21,765	(56,073)	317,282	413,563	696,537
Swap agreements	39,738	-	-	-	5,696	45,434

AHL TargetRisk Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$90,143	$-	$-	$-	$90,143
Receivable for variation margin from open futures contracts(2)	-	-	-	4,934,281	3,765,925	8,700,206
Unrealized appreciation from swap agreements	881,922	-	-	-	114,633	996,555

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(710,728)	$-	$-	$-	$(710,728)
Payable for variation margin from open futures contracts(2)	-	-	-	-	(169,481)	(169,481)
Unrealized depreciation from swap agreements	(19,625)	-	-	-	-	(19,625)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$282,847	$-	$-	$-	$282,847
Futures contracts	-	-	-	(9,021,745)	20,616,584	11,594,839
Swap agreements	9,299,852	-	-	-	(13,385,357)	(4,085,505)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(379,965)	$-	$-	$-	$(379,965)
Futures contracts	-	-	-	10,680,092	8,284,577	18,964,669
Swap agreements	1,047,180	-	-	-	3,342,697	4,389,877

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2023.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of December 31, 2023:
	Assets	Liabilities
Futures Contracts(1)(2)	$104,558,055	$57,015,226
Forward Foreign Currency Contracts	8,357,700	11,195,264

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$112,915,755	$68,210,490

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(104,558,055)	$(57,015,226)

Total derivative assets and liabilities subject to an MNA	$8,357,700	$11,195,264

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Citibank, N.A.	$47,565	$(47,565)	$-	$-	$-
HSBC Bank (USA)	8,219,548	(8,219,548)	-	-	-
Royal Bank of Scotland PLC	90,587	(90,587)	-	-	-

Total	$8,357,700	$(8,357,700)	$-	$-	$-

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Citibank, N.A.	$(1,431,201)	$47,565	$-	$1,383,636	$-
HSBC Bank (USA)	(9,670,017)	8,219,548	-	1,450,469	-
Royal Bank of Scotland PLC	(94,046)	90,587	-	3,459	-

Total	$(11,195,264)	$8,357,700	$-	$2,837,564	$-

AHL Multi-Alternatives Fund

Offsetting of Financial and Derivative Assets as of December 31, 2023:
	Assets	Liabilities
Futures Contracts(1)(2)	$984,423	$287,886
Swap Contract Agreements - Centrally cleared(2)	43,072	-
Swap Agreement - OTC	5,696	-
Forward Foreign Currency Contracts	43,318	100,882

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,076,509	$388,768

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$1,027,495	$287,886

Total derivative assets and liabilities subject to an MNA	$49,014	$100,882

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
HSBC Bank (USA)	$37,896	$(37,896)	$-	$-	$-
JPMorgan Securities LLC	5,696	-	-	-	5,696
Royal Bank of Scotland PLC	1	-	-	-	1
State Street Bank & Trust Co.	5,421	(5,421)	-	-	-

Total	$49,014	$(43,317)	$-	$-	$5,697

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Citibank, N.A.	$(6,594)	$-	$-	$-	$(6,594)
HSBC Bank (USA)	(52,855)	37,896	-	14,959	-
State Street Bank & Trust Co.	(41,433)	5,421	-	-	(36,012)

Total	$(100,882)	$43,317	$-	$14,959	$(42,606)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of December 31, 2023:
	Assets	Liabilities
Futures Contracts(1)(2)	$8,700,206	$169,481
Swap Agreement - Centrally cleared(2)	881,922	19,625
Swap Agreement - OTC	114,633	-
Forward Foreign Currency Contracts	90,143	710,728

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$9,786,904	$899,834

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$9,582,128	$189,106

Total derivative assets and liabilities subject to an MNA	$204,776	$710,728

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
JPMorgan Securities LLC	$114,633	$-	$-	$-	$114,633
State Street Bank & Trust Co.	90,143	(90,143)	-	-	-

Total	$204,776	$(90,143)	$-	$-	$114,633

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
State Street Bank & Trust Co.	$(710,728)	$90,143	$-	$620,585	$-

Total	$(710,728)	$90,143	$-	$620,585	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that a Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may at times be illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund wholly own and control its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 AHL Managed Futures Strategy Fund and AHL TargetRisk Fund and the tax year ended December 31, 2023 for AHL Multi-Alternatives Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions paid were as follows:

	AHL Managed Futures Strategy Fund		AHL Multi- Alternatives Fund	AHL TargetRisk Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	From August 17, 2023A to December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2022
Distributions paid from:
Ordinary income*
R5 Class	$8,081,982	$62,533,110	$–	$1,016,000	$3,095,432
Y Class	22,062,769	214,827,965	58,990	8,797,885	13,941,700
Investor Class	277,804	5,322,277	-	253,764	430,049
A Class	287,075	15,338,590	884	102,669	145,850
C Class	-	2,806,659	884	248,384	324,296
R6 Class	-	-	218,348	-	-
Long-term capital gains
R5 Class	-	56,192,780	-	-	811,399
Y Class	-	194,493,777	41,439	-	3,759,095
Investor Class	-	4,964,302	-	-	127,249
A Class	-	13,928,808	621	-	41,426
C Class	-	2,758,161	621	-	132,586
R6 Class	-	-	153,387	-	-

Total distributions paid	$30,709,630	$573,166,429	$475,174	$10,418,702	$22,809,082

A Commencement of operations.

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2023, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$3,012,313,562	$221,806,475	$(358,835,944)	$(137,029,469)
AHL Multi-Alternatives	28,949,371	1,208,919	(986,406)	222,513
AHL TargetRisk	250,480,097	2,015,625	(12,757,270)	(10,741,645)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
AHL Managed Futures Strategy	$(137,029,469)	$-	$-	$(279,269,069)	$152,558,930	$(263,739,608)
AHL Multi-Alternatives	222,513	309,158	93,259	-	153,158	778,088
AHL TargetRisk	(10,741,645)	10,468,421	-	(120,663,340)	13,930,299	(107,006,265)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, capital loss carryforwards, the tax deferral of late year losses, the tax deferral of losses related to straddles and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from distributions in excess of current earnings and the reclassification of income from investment subsidiary as of December 31, 2023:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
AHL Managed Futures Strategy	$(75,691,841)	$75,691,841
AHL Multi-Alternatives	(153,400)	153,400
AHL TargetRisk	(9,974,257)	9,974,257

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2023, the Funds had the following capital loss carryforwards.

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$168,296,202	$108,256,052
AHL Multi-Alternatives Fund	-	-
AHL TargetRisk	67,311,295	53,352,045

The AHL TargetRisk Fund utilized $17,118,001 short-term and $5,311,231 long-term capital loss carryforwards.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, December 31, 2023. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, December 31, 2023. AHL Managed Futures Strategy deferred $2,716,815 ordinary loss to January 1, 2024.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$-	$-	$-	$–
AHL Multi-Alternatives	2,324,108	1,913,053	651,143	458,250
AHL TargetRisk	25,553,573	48,983,080	39,416,206	53,963,449

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2023, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	50,593,874	$512,372,686	54,506,502	$639,658,477
Reinvestment of dividends	534,514	5,280,994	6,418,014	66,554,807
Shares redeemed	(43,539,506)	(443,006,379)	(39,451,537)	(471,391,629)

Net increase in shares outstanding	7,588,882	$74,647,301	21,472,979	$234,821,655

	Y Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	114,825,737	$1,164,198,999	166,515,996	$1,936,722,986
Reinvestment of dividends	2,148,446	21,119,221	37,717,968	388,872,253
Shares redeemed	(145,587,565)	(1,463,885,329)	(102,465,983)	(1,193,534,161)

Net increase (decrease) in shares outstanding	(28,613,382)	$(278,567,109)	101,767,981	$1,132,061,078

	Investor Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	2,441,426	$24,487,587	4,513,308	$53,065,036
Reinvestment of dividends	28,164	273,189	997,754	10,137,185
Shares redeemed	(4,337,236)	(43,605,644)	(2,672,618)	(31,004,458)

Net increase (decrease) in shares outstanding	(1,867,646)	$(18,844,868)	2,838,444	$32,197,763

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

	A Class
	Year Ended December 31, 2023				Year Ended December 31, 2022
AHL Managed Futures Strategy Fund	Shares		Amount		Shares	Amount
Shares sold	9,847,242		$98,095,203		17,397,853	$204,686,616
Reinvestment of dividends	29,194		283,477		2,863,163	29,032,478
Shares redeemed	(19,934,544)		(197,233,014)		(1,967,543)	(22,529,798)

Net increase (decrease) in shares outstanding	(10,058,108)		$(98,854,334)		18,293,473	$211,189,296

	C Class
	Year Ended December 31, 2023				Year Ended December 31, 2022
AHL Managed Futures Strategy Fund	Shares		Amount		Shares	Amount
Shares sold	769,490		$7,346,649		1,996,823	$22,903,534
Reinvestment of dividends	-		-		533,952	5,216,714
Shares redeemed	(970,673)		(9,203,217)		(479,112)	(5,128,896)

Net increase (decrease) in shares outstanding	(201,183)		$(1,856,568)		2,051,663	$22,991,352

	Y Class
	August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares		Amount
Shares sold	668,826	B	$6,708,801	B
Reinvestment of dividends	9,885		100,429
Shares redeemed	(22,155)		(224,599)

Net increase (decrease) in shares outstanding	656,556		$6,584,631

	A Class
	August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares		Amount
Shares sold	-	B	$-	B
Reinvestment of dividends	148		1,505
Shares redeemed	-		-

Net increase (decrease) in shares outstanding	148		$1,505

	C Class
	August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares		Amount
Shares sold	-	B	$-	B
Reinvestment of dividends	149		1,505
Shares redeemed	-		-

Net increase (decrease) in shares outstanding	149		$1,505

	R6 Class
	August 17, 2023A to December 31, 2023
AHL Multi-Alternatives Fund	Shares		Amount
Shares sold	250,001	B	$2,500,010	B
Reinvestment of dividends	36,588		371,735
Shares redeemed	(476,963)		(4,869,793)

Net increase (decrease) in shares outstanding	(190,374)		$(1,998,048)

	R5 Class
	Year Ended December 31, 2023				Year Ended December 31, 2022
AHL TargetRisk Fund	Shares		Amount		Shares	Amount
Shares sold	805,106		$8,146,521		1,161,168	$12,863,057
Reinvestment of dividends	77,394		810,314		382,952	3,718,464
Shares redeemed	(5,707,271)		(58,467,743)		(3,926,989)	(42,052,344)

Net (decrease) in shares outstanding	(4,824,771)		$(49,510,908)		(2,382,869)	$(25,470,823)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

	Y Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	7,224,904	$73,079,633	17,909,312	$198,353,953
Reinvestment of dividends	822,035	8,606,708	1,778,194	17,266,267
Shares redeemed	(21,491,044)	(218,043,679)	(46,628,732)	(498,602,613)

Net (decrease) in shares outstanding	(13,444,105)	$(136,357,338)	(26,941,226)	$(282,982,393)

	Investor Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	110,005	$1,121,346	310,978	$3,508,452
Reinvestment of dividends	24,213	252,780	57,355	555,196
Shares redeemed	(619,817)	(6,202,663)	(710,243)	(7,661,224)

Net (decrease) in shares outstanding	(485,599)	$(4,828,537)	(341,910)	$(3,597,576)

	A Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	176,241	$1,783,437	155,992	$1,696,505
Reinvestment of dividends	9,819	102,125	19,173	184,824
Shares redeemed	(305,755)	(3,093,481)	(238,899)	(2,575,449)

Net (decrease) in shares outstanding	(119,695)	$(1,207,919)	(63,734)	$(694,120)

	C Class
	Year Ended December 31, 2023		Year Ended December 31, 2022
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	50,393	$502,531	272,812	$3,010,478
Reinvestment of dividends	23,411	241,366	47,302	451,733
Shares redeemed	(440,857)	(4,384,250)	(822,185)	(8,509,131)

Net (decrease) in shares outstanding	(367,053)	$(3,640,353)	(502,071)	$(5,046,920)

A Commencement of operations.

B Seed capital was received on August 17, 2023 in the amount of $100,000 for the Y Class, $100,000 for the A Class, $100,000 for the C Class and $22,200,000 for the R6 Class. As a result, shares were issued in the amount of 10,000 for the Y Class, 10,000 for the A Class, 10,000 for the C Class and 2,220,000 for the R6 Class.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023	2022	2021		2020	2019

Net asset value, beginning of period	$10.42	$10.49	$10.72		$10.22	$10.63

Income (loss) from investment operations:
Net investment income (loss)	0.43	0.41	(0.18	)B	(1.03)	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.83)	1.36	0.74		2.10	0.01

Total income (loss) from investment operations	(0.40)	1.77	0.56		1.07	0.05

Less distributions:
Dividends from net investment income	(0.11)	(0.52)	(0.47)		(0.34)	(0.27)
Distributions from net realized gains	–	(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	(0.11)	(1.84)	(0.79)		(0.57)	(0.46)

Net asset value, end of period	$9.91	$10.42	$10.49		$10.72	$10.22

Total returnC	(3.85)%	16.93%	5.12%		10.67%	0.43%

Ratios and supplemental data:
Net assets, end of period	$735,326,328	$693,916,735	$473,334,156		$195,920,482	$347,611,671
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.51%	1.49%	1.55%		1.59%	1.60%
Expenses, net of reimbursements and/or recoupmentsD	1.51%	1.48%	1.54%		1.54%	1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	3.15%	0.08%	(1.58)%		(3.19)%	0.52%
Net investment income (loss), net of reimbursements and/or recoupments	3.15%	0.09%	(1.57)%		(3.14)%	0.58%
Portfolio turnover rateE	–%	–%	–%		–%	–%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023	2022	2021		2020	2019

Net asset value, beginning of period	$10.36	$10.43	$10.67		$10.17	$10.58

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.40	(0.17	)A	0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.64)	1.36	0.72		0.99	(0.05)

Total income (loss) from investment operations	(0.41)	1.76	0.55		1.07	0.03

Less distributions:
Dividends from net investment income	(0.10)	(0.51)	(0.47)		(0.34)	(0.25)
Distributions from net realized gains	–	(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	(0.10)	(1.83)	(0.79)		(0.57)	(0.44)

Net asset value, end of period	$9.85	$10.36	$10.43		$10.67	$10.17

Total returnB	(3.99)%	16.95%	5.04%		10.71%	0.34%

Ratios and supplemental data:
Net assets, end of period	$2,239,856,084	$2,650,349,111	$1,608,801,856		$888,669,539	$634,005,786
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.60%	1.56%	1.54%		1.64%	1.63%
Expenses, net of reimbursements and/or recoupmentsC	1.60%	1.55%	1.53%		1.62%	1.64%
Net investment income (loss), before expense reimbursements and/or recoupments	3.03%	0.00%	(1.48)%		0.02%	0.48%
Net investment income (loss), net of reimbursements and/or recoupments	3.03%	0.01%	(1.47)%		0.04%	0.47%
Portfolio turnover rateD	–%	–%	–%		–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023		2022		2021	2020		2019

Net asset value, beginning of period	$10.21		$10.32		$10.56	$10.07		$10.48

Income (loss) from investment operations:
Net investment income (loss)	0.27	A	(0.02	)A	(0.17)	(0.04	)A	0.06
Net gains (losses) on investments (both realized and unrealized)	(0.70)		1.72		0.67	1.07		(0.05)

Total income (loss) from investment operations	(0.43)		1.70		0.50	1.03		0.01

Less distributions:
Dividends from net investment income	(0.06)		(0.49)		(0.42)	(0.31)		(0.23)
Distributions from net realized gains	–		(1.32)		(0.32)	(0.23)		(0.19)

Total distributions	(0.06)		(1.81)		(0.74)	(0.54)		(0.42)

Net asset value, end of period	$9.72		$10.21		$10.32	$10.56		$10.07

Total returnB	(4.20)%		16.47%		4.69%	10.42%		0.08%

Ratios and supplemental data:
Net assets, end of period	$44,699,687		$66,007,099		$37,408,089	$31,217,881		$18,716,672
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.86%		1.84%		1.93%	1.97%		1.94%
Expenses, net of reimbursements and/or recoupmentsC	1.86%		1.83%		1.92%	1.92%		1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	2.74%		(0.20)%		(2.84)%	(0.44)%		0.17%
Net investment income (loss), net of reimbursements and/or recoupments	2.74%		(0.19)%		(2.83)%	(0.39)%		0.19%
Portfolio turnover rateD	–%		–%		–%	–%		–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023		2022	2021		2020	2019

Net asset value, beginning of period	$10.19		$10.32	$10.56		$10.08	$10.49

Income (loss) from investment operations:
Net investment income (loss)	0.27	A	1.04	(0.16	)A	(0.01)	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.70)		0.66	0.68		1.03	(0.03)

Total income (loss) from investment operations	(0.43)		1.70	0.52		1.02	0.01

Less distributions:
Dividends from net investment income	(0.03)		(0.51)	(0.44)		(0.31)	(0.23)
Distributions from net realized gains	–		(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	(0.03)		(1.83)	(0.76)		(0.54)	(0.42)

Net asset value, end of period	$9.73		$10.19	$10.32		$10.56	$10.08

Total returnB	(4.21)%		16.53%	4.88%		10.31%	0.06%

Ratios and supplemental data:
Net assets, end of period	$89,278,134		$195,971,375	$9,680,124		$4,653,583	$4,229,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.89%		1.80%	1.82%		1.91%	1.89%
Expenses, net of reimbursements and/or recoupmentsC	1.89%		1.79%	1.81%		1.90%	1.94%
Net investment income (loss), before expense reimbursements and/or recoupments	2.70%		0.45%	(1.44)%		(0.69)%	0.22%
Net investment income (loss), net of reimbursements and/or recoupments	2.70%		0.46%	(1.43)%		(0.68)%	0.17%
Portfolio turnover rateD	–%		–%	–%		–%	–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023	2022		2021		2020		2019

Net asset value, beginning of period	$9.81	$10.00		$10.27		$9.82		$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.16	(0.09	)A	(0.33	)A	(0.11	)A	(0.06	)A
Net gains (losses) on investments (both realized and unrealized)	(0.63)	1.66		0.75		1.04		(0.02)

Total income (loss) from investment operations	(0.47)	1.57		0.42		0.93		(0.08)

Less distributions:
Dividends from net investment income	–	(0.44)		(0.37)		(0.25)		(0.16)
Distributions from net realized gains	–	(1.32)		(0.32)		(0.23)		(0.19)

Total distributions	–	(1.76)		(0.69)		(0.48)		(0.35)

Net asset value, end of period	$9.34	$9.81		$10.00		$10.27		$9.82

Total returnB	(4.79)%	15.71%		4.01%		9.62%		(0.78)%

Ratios and supplemental data:
Net assets, end of period	$31,340,562	$34,906,077		$15,052,491		$9,482,185		$6,352,147
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	2.55%	2.53%		2.55%		2.65%		2.64%
Expenses, net of reimbursements and/or recoupmentsC	2.55%	2.52%		2.54%		2.64%		2.69%
Net investment income (loss), before expense reimbursements and/or recoupments	2.09%	(0.82)%		(3.06)%		(1.07)%		(0.53)%
Net investment income (loss), net of reimbursements	2.09%	(0.81)%		(3.05)%		(1.06)%		(0.58)%
Portfolio turnover rateD	–%	–%		–%		–%		–%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

D

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	August 17, 2023A to December 31,
	2023

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net gains on investments (both realized and unrealized)	0.27

Total income from investment operations	0.35

Less distributions:
Dividends from net investment income	(0.08)
Distributions from net realized gains	(0.07)

Total distributions	(0.15)

Net asset value, end of period	$10.20

Total returnB	3.51	%C

Ratios and supplemental data:
Net assets, end of period	$6,800,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	3.99	%D F
Expenses, net of reimbursements and/or recoupmentsE	1.33	%D
Net investment (loss), before expense reimbursements and/or recoupments	0.81	%D F
Net investment income, net of reimbursements and/or recoupments	3.47	%D
Portfolio turnover rate	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon AHL Multi-Alternatives Cayman Fund.

F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	August 17, 2023A to December 31,
	2023

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.12
Net gains on investments (both realized and unrealized)	0.22

Total income from investment operations	0.34

Less distributions:
Dividends from net investment income	(0.08)
Distributions from net realized gains	(0.07)

Total distributions	(0.15)

Net asset value, end of period	$10.19

Total returnB	3.41	%C

Ratios and supplemental data:
Net assets, end of period	$103,423
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	8.22	%D F
Expenses, net of reimbursements and/or recoupmentsE	1.56	%D
Net investment (loss), before expense reimbursements and/or recoupments	(3.53	)%D F
Net investment income, net of reimbursements and/or recoupments	3.13	%D
Portfolio turnover rate	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon AHL Multi-Alternatives Cayman Fund.

F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	August 17, 2023A to December 31,
	2023

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.09
Net gains on investments (both realized and unrealized)	0.22

Total income from investment operations	0.31

Less distributions:
Dividends from net investment income	(0.08)
Distributions from net realized gains	(0.07)

Total distributions	(0.15)

Net asset value, end of period	$10.16

Total returnB	3.11	%C

Ratios and supplemental data:
Net assets, end of period	$103,135
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	8.97	%D F
Expenses, net of reimbursements and/or recoupmentsE	2.31	%D
Net investment (loss), before expense reimbursements and/or recoupments	(4.28	)%D F
Net investment income, net of reimbursements and/or recoupments	2.38	%D
Portfolio turnover rate	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon AHL Multi-Alternatives Cayman Fund.

F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	August 17, 2023A to December 31,
	2023

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.14
Net gains on investments (both realized and unrealized)	0.21

Total income from investment operations	0.35

Less distributions:
Dividends from net investment income	(0.08)
Distributions from net realized gains	(0.07)

Total distributions	(0.15)

Net asset value, end of period	$10.20

Total returnB	3.51	%C

Ratios and supplemental data:
Net assets, end of period	$20,707,713
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	3.83	%D F
Expenses, net of reimbursements and/or recoupmentsE	1.23	%D
Net investment (loss), before expense reimbursements and/or recoupments	0.86	%D F
Net investment income, net of reimbursements and/or recoupments	3.46	%D
Portfolio turnover rate	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon AHL Multi-Alternatives Cayman Fund.

F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023		2022		2021	2020	2019

Net asset value, beginning of period	$9.64		$12.17		$12.75	$12.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.33	B	0.13	B	0.21	(0.05)	0.02
Net gains (losses) on investments (both realized and unrealized)	1.01		(2.12)		1.53	0.74	2.69

Total income (loss) from investment operations	1.34		(1.99)		1.74	0.69	2.71

Less distributions:
Dividends from net investment income	(0.43)		(0.36)		(0.97)	(0.03)	(0.02)
Distributions from net realized gains	–		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	(0.43)		(0.54)		(2.32)	(0.10)	(0.55)

Net asset value, end of period	$10.55		$9.64		$12.17	$12.75	$12.16

Total returnC	13.92%		(16.42)%		13.69%	5.68%	27.06%

Ratios and supplemental data:
Net assets, end of period	$24,839,297		$69,246,839		$116,339,052	$95,337,373	$12,692,260
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.12%		1.08%		1.05%	1.08%	1.59%
Expenses, net of reimbursements and/or recoupmentsD	1.05	%E	1.05	%E	1.04%	1.04%	1.04%
Net investment income (loss), before expense reimbursements and/or recoupments	3.21%		1.14%		0.62%	(0.97)%	(0.44)%
Net investment income (loss), net of reimbursements and/or recoupments	3.28%		1.17%		0.63%	(0.93)%	0.11%
Portfolio turnover rate	135%		277%		195%	197%	77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

E

Includes non-operating expenses consisting of dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023		2022		2021	2020	2019

Net asset value, beginning of period	$9.64		$12.16		$12.74	$12.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.33	A	0.11	A	0.28	(0.05)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.99		(2.11)		1.46	0.73	2.73

Total income (loss) from investment operations	1.32		(2.00)		1.74	0.68	2.71

Less distributions:
Dividends from net investment income	(0.41)		(0.34)		(0.97)	(0.03)	(0.02)
Distributions from net realized gains	–		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	(0.41)		(0.52)		(2.32)	(0.10)	(0.55)

Net asset value, end of period	$10.55		$9.64		$12.16	$12.74	$12.16

Total returnB	13.77%		(16.45)%		13.66%	5.55%	27.06%

Ratios and supplemental data:
Net assets, end of period	$230,217,307		$340,103,816		$756,225,072	$665,119,502	$118,366,001
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.17%		1.11%		1.07%	1.13%	1.62%
Expenses, net of reimbursements and/or recoupmentsC	1.16%		1.10%		1.07%	1.11%	1.14%
Net investment income (loss), before expense reimbursements and/or recoupments	3.25%		1.03%		0.58%	(1.18)%	(1.13)%
Net investment income (loss), net of reimbursements and/or recoupments	3.26%		1.04%		0.58%	(1.16)%	(0.65)%
Portfolio turnover rate	135%		277%		195%	197%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023		2022		2021	2020	2019

Net asset value, beginning of period	$9.61		$12.11		$12.70	$12.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.30	A	0.09	A	0.21	(0.13)	(0.07)
Net gains (losses) on investments (both realized and unrealized)	0.99		(2.10)		1.47	0.76	2.76

Total income (loss) from investment operations	1.29		(2.01)		1.68	0.63	2.69

Less distributions:
Dividends from net investment income	(0.38)		(0.31)		(0.92)	–	(0.02)
Distributions from net realized gains	–		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	(0.38)		(0.49)		(2.27)	(0.07)	(0.55)

Net asset value, end of period	$10.52		$9.61		$12.11	$12.70	$12.14

Total returnB	13.48%		(16.65)%		13.24%	5.18%	26.85%

Ratios and supplemental data:
Net assets, end of period	$7,227,795		$11,271,945		$18,344,072	$16,012,197	$8,469,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsC	1.41%		1.41%		1.42%	1.45%	1.93%
Expenses, net of reimbursements and/or recoupmentsC	1.41%		1.41%		1.42%	1.42%	1.42%
Net investment income (loss), before expense reimbursements and/or recoupments	2.96%		0.80%		0.29%	(1.70)%	(1.49)%
Net investment income (loss), net of reimbursements and/or recoupments	2.96%		0.80%		0.29%	(1.67)%	(0.98)%
Portfolio turnover rate	135%		277%		195%	197%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023		2022		2021	2020		2019A

Net asset value, beginning of period	$9.58		$12.08		$12.68	$12.12		$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.29	B	0.10	B	0.25	(0.10)		(0.03)
Net gains (losses) on investments (both realized and unrealized)	0.98		(2.10)		1.45	0.73		1.38

Total income (loss) from investment operations	1.27		(2.00)		1.70	0.63		1.35

Less distributions:
Dividends from net investment income	(0.37)		(0.32)		(0.95)	(0.00	)C	(0.02)
Distributions from net realized gains	–		(0.18)		(1.35)	(0.07)		(0.53)

Total distributions	(0.37)		(0.50)		(2.30)	(0.07)		(0.55)

Net asset value, end of period	$10.48		$9.58		$12.08	$12.68		$12.12

Total returnD	13.25%		(16.56)%		13.38%	5.19%		11.89	%E

Ratios and supplemental data:
Net assets, end of period	$2,745,472		$3,656,374		$5,381,597	$4,007,021		$1,469,217
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsG	1.58%		1.33%		1.30%	1.45%		2.33	%F
Expenses, net of reimbursements and/or recoupmentsG	1.57%		1.32%		1.30%	1.44%		1.44	%F
Net investment income (loss), before expense reimbursements and/or recoupments	2.84%		0.89%		1.06%	(1.57)%		(1.73	)%F
Net investment income (loss), net of reimbursements and/or recoupments	2.85%		0.90%		1.06%	(1.56)%		(0.84	)%F
Portfolio turnover rate	135%		277%		195%	197%		77	%E

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd..

See accompanying notes

American Beacon AHL TargetRisk FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023		2022		2021		2020	2019A

Net asset value, beginning of period	$9.49		$11.92		$12.55		$12.09	$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.23	B	0.01	B	(0.02	)B	(0.17)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.96		(2.06)		1.59		0.70	1.36

Total income (loss) from investment operations	1.19		(2.05)		1.57		0.53	1.30

Less distributions:
Dividends from net investment income	(0.29)		(0.20)		(0.85)		–	–
Distributions from net realized gains	–		(0.18)		(1.35)		(0.07)	(0.53)

Total distributions	(0.29)		(0.38)		(2.20)		(0.07)	(0.53)

Net asset value, end of period	$10.39		$9.49		$11.92		$12.55	$12.09

Total returnC	12.59%		(17.19)%		12.51%		4.37%	11.42	%D

Ratios and supplemental data:
Net assets, end of period	$8,944,023		$11,650,636		$20,623,659		$14,969,947	$5,702,552
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsF	2.15%		2.10%		2.06%		2.20%	2.76	%E
Expenses, net of reimbursements and/or recoupmentsF	2.14%		2.09%		2.06%		2.19%	2.19	%E
Net investment income (loss), before expense reimbursements and/or recoupments	2.26%		0.09%		(0.15)%		(2.34)%	(2.28	)%E
Net investment income (loss), net of reimbursements	2.27%		0.10%		(0.15)%		(2.33)%	(1.71	)%E
Portfolio turnover rate	135%		277%		195%		197%	77	%D

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

December 31, 2023 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2023 to December 31, 2023, is accurate and complete.

Sonia L. Bates, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund,

American Beacon AHL Multi-Alternatives Fund

American Beacon AHL TargetRisk Fund and

American Beacon FundsSM

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2023. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2023.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2023. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

AHL Managed Futures Strategy	0.00%
AHL Multi-Alternatives	0.00%
AHL TargetRisk	0.00%

Qualified Dividend Income:

AHL Managed Futures Strategy	0.00%
AHL Multi-Alternatives	0.00%
AHL TargetRisk	0.00%

Long-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$0
AHL Multi-Alternatives	$196,068
AHL TargetRisk	$0

Short-Term Capital Gain Distributions:

AHL Managed Futures Strategy	$0
AHL Multi-Alternatives	$39,782
AHL TargetRisk	$0

Shareholders received notification in January 2024 of the applicable tax information necessary to prepare their 2023 income tax returns.

Disclosures Regarding Approvals of the Prior Management and Investment Advisory Agreements (Unaudited)

At its June 6–7, 2023 meetings, the Board of Trustees (“Board”) considered:

(1) the approval of the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon AHL Multi-Alternatives Fund (“Fund”), a newly created series of the Trust, and

(2) the approval of the investment advisory agreement (the “Advisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and AHL Partners LLP (the “Sub-Advisor”), the Fund’s proposed sub-advisor.

Approval of the Management Agreement

Prior to the meeting, information was provided to the Board by the Manager in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund. The Investment Committee of the Board also met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at the May 16, 2023 and June 6–7, 2023 Board meetings in connection with the review of the current Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its June 6–7, 2023 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Fund and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 16, 2023 and June 6–7, 2023 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds, the financial condition of the Manager, including its parent company, and the background and experience of the Manager’s key investment personnel. The Board also considered representations made by the Manager at the Board’s May 16, 2023 and June 6–7, 2023 meetings. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds that have a single investment sub-advisor. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the historical investment performance record relevant to the series of the Trust for which the Sub-Advisor serves as sub-advisor (the “Existing AHL Funds”) in connection with its consideration of the Advisory Agreement.

Disclosures Regarding Approvals of the Prior Management and Investment Advisory Agreements (Unaudited)

Costs of the Services Provided to the Fund and the Profits or Losses to Be Realized by the Manager from Its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund.

The Board then considered that, at assumed estimated initial asset levels, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to the Fund. The Board also considered the amounts of those projected losses. The Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.

Comparisons of the Amounts to Be Paid to the Manager Under the Management Agreement and Other Funds in the Morningstar Category and Select Peer Group. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to other single sub-advisor funds in the Trust. The Board considered information provided by the Manager reflecting that the contractual management fee rate proposed by the Manager for the Fund, when combined with the proposed contractual advisory fee rate to be paid to the Sub-Advisor, is slightly higher than the average advisory fee rate paid by funds in the Fund’s potential Morningstar, Inc. (“Morningstar”) category, slightly lower than the median advisory fee rate paid by funds in the Fund’s potential Morningstar category, and lower than the average and median paid by a group of peer funds selected by the Manager (the “Select Peer Group”). The Board considered that the Manager had contractually agreed to limit the Fund’s total expenses through at least April 30, 2025, at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rate for the Fund contains breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representations regarding potential incidental benefits that the Manager might realize from this proposed new relationship, including those relating to potential cross-selling opportunities. The Board also considered the Manager’s representation that the Fund will likely benefit from its relationship with the Manager by having a manager with competitive rates of return, a well-diversified and conservative investment approach and lower than average costs. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”): (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders were expected to benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Approval of the Advisory Agreement

Prior to the June 6–7, 2023 meetings, information was provided to the Board by the Sub-Advisor in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Sub-Advisor. Information regarding the Sub-Advisor was also provided to the Board by the Sub-Advisor in response to requests from the Board and/or Manager prior to the Board’s May 16, 2023 and June 6–7, 2023 meetings at which the Board considered the existing investment advisory agreement among the Manager, the Sub-Advisor and the Trust, on behalf of the Existing AHL Funds.

Disclosures Regarding Approvals of the Prior Management and Investment Advisory Agreements (Unaudited)

Provided below is an overview of the primary factors the Board considered at its June 6–7, 2023 meetings at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of comparable client accounts, if any, managed by the Sub-Advisor; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Sub-Advisor with other clients; and (6) any other benefits anticipated to be derived by the Sub-Advisor from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by the Sub-Advisor. The Board considered that it had reviewed investment advisory agreements among the Manager, the Trust, on behalf of the Existing AHL Funds, and the Sub-Advisor at its May 16, 2023 and June 6–7, 2023 meetings. At those meetings, the Board received information regarding the Sub-Advisor, including information regarding the Sub-Advisor’s principal business activities, financial condition and overall capabilities to perform the services under the Advisory Agreement. The Board also considered information provided at those meetings with respect to the Sub-Advisor’s investment resources, infrastructure and the adequacy of its compliance program, and the Sub-Advisor’s representation regarding the strength of its financial condition. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also took into consideration the Manager’s recommendation of the Sub-Advisor. The Board considered the Sub-Advisor’s representation that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Sub-Advisor were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Sub-Advisor. The Board evaluated the information provided by the Sub-Advisor and the Manager regarding the performance of a simulated hypothetical blend of the American Beacon AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund relative to the performance of a blend of the benchmark indices of the American Beacon AHL Managed Futures Strategy Fund and the American Beacon AHL TargetRisk Fund. The Board considered the Sub-Advisor’s representation that there were no existing accounts following the proposed strategy of the Fund. The Board also considered that the blend would have outperformed the blended benchmark index for the three-, five- and since-inception periods and underperformed the blended benchmark index for the one-year period. Based on the foregoing information, the Board concluded that the historical investment performance record of the Sub-Advisor supported approval of the Advisory Agreement.

Comparisons of the Amounts to Be Paid Under the Advisory Agreement with Those Under Contracts Between the Sub-Advisor and Its Other Clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Sub-Advisor on behalf of the Fund. The Board considered that the Sub-Advisor’s investment advisory fee rate under the Advisory Agreement would be paid to the Sub-Advisor by the Fund. The Board considered the Sub-Advisor’s representation that the advisory fee rate proposed for the Fund is lower than the advisory fee paid to the Sub-Advisor by the American Beacon AHL Managed Futures Fund and higher than the advisory fee paid to the Sub-Advisor by the American Beacon AHL TargetRisk Fund. After evaluating this information, the Board concluded that the Sub-Advisor’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Disclosures Regarding Approvals of the Prior Management and Investment Advisory Agreements (Unaudited)

Costs of the Services to Be Provided and Profits to Be Realized by the Sub-Advisor and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Sub-Advisor from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Sub-Advisor with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Sub-Advisor’s representation that it believes that the proposed advisory fee schedule for the Fund, which includes breakpoints, reflects economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by the Sub-Advisor from Its Relationship with the Fund. The Board considered the Sub-Advisor’s representation that it is not aware of any “fall-out” benefits that may accrue to it because of the Sub-Advisor’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Sub-Advisor by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Sub-Advisor, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

On December 29, 2023, Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc. (“Manager”), and certain of its affiliates (collectively, “Resolute”), and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) Resolute Investment Holdings, LLC (“RIH”), Resolute Topco, Inc. (“Topco”), which was a wholly-owned subsidiary of RIH prior to the Closing, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. This change in control was deemed to be an “assignment” under the Investment Company Act of 1940 Act, as amended (“1940 Act”), of the (i) existing management agreement (“Prior Management Agreement”) between the Manager and American Beacon Funds (“Trust”) with respect to the American Beacon AHL Managed Futures Strategy Fund (“Managed Futures Fund”), American Beacon AHL TargetRisk Fund (“TargetRisk Fund”) and American Beacon AHL Multi-Alternatives Fund (“Multi-Alternatives Fund” and, collectively with the Managed Futures Fund and TargetRisk Fund, the “Funds”) and other series of the Trust (“Other Funds”), and (ii) existing investment advisory agreement (“Prior Investment Advisory Agreement”) among the Manager, AHL Partners LLP (“Sub-Advisor”) and the Trust, on behalf of the Funds. As required by the 1940 Act, the Prior Management Agreement and Prior Investment Advisory Agreement (collectively, the “Prior Agreements”) provided for their automatic termination in the event of an assignment, and, therefore, terminated upon the Closing.

The Board of Trustees (“Trustees” or “Board”) of the Trust met by videoconference on July 7, 2023, and in-person on July 12, 2023 (“July Meetings”), to discuss the Transaction and consider the effect that the Transaction would have on the Funds and the Other Funds. In addition, the Board received various information from the Manager regarding the intended purposes and framework of the Transaction at its meetings in-person on February 28–March 1, 2023 (“March Meeting”) and June 6–7, 2023, and by videoconference on May 16, 2023 (“May-June Meetings”). Following the March Meeting, the Board designated an ad hoc special committee (“Committee”) to meet with representatives of the Manager and receive updates on the negotiations and, as appropriate, to provide input with respect to the process. Throughout this process, the Board and the Committee were advised by independent legal counsel and received guidance concerning, among other matters, the Trustees’ responsibilities in connection with their consideration with respect to the Funds of a new Management Agreement (“New Management Agreement”), and a new Investment Advisory Agreement (collectively with the New Management Agreement, the “New Agreements”). The Trustees were advised that the New Agreements would replace the Prior Agreements upon the assignment and termination of the Prior Agreements upon the Closing.

In advance of the July Meetings, the Board requested and received detailed information from the Manager regarding the Transaction. In connection with the Transaction, the Board reviewed materials furnished by the Manager, which had been reviewed, as applicable, by representatives of the New Ownership Group, and met with senior representatives of the Manager. The Board also reviewed the material terms of the Transaction and considered its possible effects on the Funds and their shareholders. During these meetings, representatives of the Manager indicated their belief that the Transaction would not adversely affect the continued operation of the Funds, the capabilities of the key personnel of the Manager who currently manage the Funds to continue to provide services to the Funds at the current levels, or the capabilities of the Sub-Advisor to provide the same level of services to the Funds.

In evaluating the New Management Agreement, the Trustees considered that they generally have been satisfied with the nature and quality of the services provided to the Funds by the Manager, including investment advisory and administrative services, and that the Funds would be best served by an arrangement that appeared likely to maintain the continuity and stability of these services. Accordingly, the Board considered information communicated by the Manager regarding the anticipated benefits of the substantially strengthened capital structure of Resolute that would result from the Transaction, and the related positive anticipated impact on the Manager’s resources available for future staffing, compensation, and staff retention. The Manager’s

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

representatives also indicated that they believe that the Transaction best facilitates continuity of management and view such continuity as beneficial to the long-term success of the Funds, but noted that there could be no assurance of any particular benefits that may result.

In connection with the Board’s determination to approve the New Agreements, the Trustees considered, among other information, the following factors as they relate to the Transaction:

•

The manner in which the Funds’ assets are managed will not change as a result of the Transaction, and the same people who currently manage the Funds’ assets are expected to continue to do so after the Transaction;

•	The fee rates payable by each Fund under the New Agreements are the same as the fee rates payable under the Prior Agreements;

•

The Manager’s commitment to maintaining the contractual fee waiver/expense reimbursement agreement that is currently in effect with respect to the Target Risk Fund and the Multi-Alternatives Fund for a period of two years following the Closing to ensure that shareholders do not face an increase in expenses;

•	The New Agreements are identical in all material respects to the Prior Agreements;

•	The Manager and the Sub-Advisor would provide the same services to the Funds pursuant to the New Agreements as they had been providing under the Prior Agreements;

•

The Manager’s personnel who will provide management services to the Funds are not expected to change and the commitment of the New Ownership Group to retain key personnel currently employed by the Manager who currently provide services to the Funds;

•	The Sub-Advisor’s personnel who will provide advisory services to the Funds are not expected to change;

•

Resolute’s substantially strengthened capital structure following the Closing, which the Manager represented would enable Resolute to continue to provide the Manager with the financial resources necessary to continue to operate and grow the Funds;

•

The anticipated governance structure to be employed in the management of RIM and that following the Transaction the Manager is expected to maintain continuity of management, a similar degree of operational autonomy and its current culture of compliance;

•	The various measures in place and/or prepared to be employed to address any potential impact of the Transaction on the Manager’s business, including its day-to-day operations;

•	The anticipated absence of any adverse impact of the Transaction on the Funds’ Sub-Advisor and other key service providers;

•

The alignment of the strategic business objectives of the New Ownership Group with regard to its investment in the Manager and the Manager’s activities with respect to the Trust, which objectives are consistent with the Manager’s current objectives;

•

Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as the Manager and, indirectly, the New Ownership Group will bear the costs, fees and expenses incurred by the Funds in connection with the Transaction, including the proxy statement, the fees and expenses of accountants and attorneys relating to the Transaction, and the fees and expenses of the Board and the Committee for meetings held in connection with the Transaction;

•

The Funds may realize benefits as a result of the Transaction, including that the Transaction is expected to maintain continuity of management of the Funds and may reduce the potential vulnerability to a future change in control of the Manager that could be adverse to the Funds’ interests and affect the retention of key employees providing services to the Funds;

•

The Manager’s representation that there had been no material changes or developments relating to the Manager or the Sub-Advisor since the May-June Meetings, other than the changes or developments subsequently reported to the Board; and

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

•

The Trustees had requested and evaluated information relevant to the renewal of the Prior Agreements for the Managed Futures Fund and Target Risk Fund, and approval of the Prior Agreements for the Multi-Alternatives Fund at their May-June Meetings.

In light of the proximity of the Board’s consideration of the renewal or approval of the Prior Agreements at the May-June Meetings, the Trustees determined that it was not necessary to repeat certain aspects of the review conducted in connection with the approvals made the prior month. Based on the process undertaken and the considerations weighed by the Board with respect to the renewal of the Prior Agreements, and the Board’s due diligence review in connection with the Transaction during the July Meetings, the Board approved the New Agreements at the July 12, 2023 meeting, and recommended that, to the extent required, the shareholders of the Funds also approve the New Agreements. The factors considered by the Board in connection with the approval of the Prior Agreements for the Managed Futures Fund and TargetRisk Fund are described in the section of the Managed Futures Fund and TargetRisk Fund’s Semi-Annual Report dated June 30, 2023 titled “Disclosures Regarding Approvals of the Management and Investment Advisory Agreements.” The factors considered by the Board in connection with the approval of the Prior Agreements for the Multi-Alternatives Fund are described in the section of this report titled “Disclosures Regarding Approvals of the Prior Management and Investment Advisory Agreements.”

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. The shareholders of the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund (the “Funds”), portfolios of the Trust, approved a new Management Agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Funds, that became effective December 29, 2023 following the change in control of American Beacon. Approval of this proposal required a majority of the outstanding voting securities of each Fund.

The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
American Beacon AHL Managed Futures Strategy Fund	226,130,461.72	345,578.31	1,838,434.94	121,707,614.11
American Beacon AHL TargetRisk Fund	16,798,071.85	262,339.67	712,165.32	16,089,077.75

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-eight funds in the fund complex that includes the Trust, the American Beacon Select Funds, and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Eugene J. Duffy (1954)**	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial Administrative Corporation (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-2016); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (1969)	Trustee since 2015	Chief Financial Officer (2022-Present), The Conrad Prebys Foundation; President, SJVIIF, LLC, Impact Investment Fund (2018-2022); Director, Kura MD, Inc. (local telehealth organization) (2015-2017); Senior Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-2022); Senior Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-2022); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Valley Healthcare Staffing (2017–2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Joseph B. Armes (1962)	Trustee since 2015	Director, Switchback Energy Acquisition (2019-2021); Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-2017) (investment company); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Gerard J. Arpey (1958)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Director, The Home Depot, Inc. (2015-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (1960)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End and Open-End Funds (2017-2021); Chair, (2019-Present), Vice Chair (2018), Trustee (2004-Present), American Beacon Select Funds; Chair (2019-Present), Vice Chair (2018), Trustee (2017-Present), American Beacon Institutional Funds Trust; Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Sound Point Enhanced Income Fund (2018–2021); Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Apollo Total Return Fund (2018–2021).

Claudia A. Holz (1957)	Trustee since 2018	Independent Director, Blue Owl Capital, Inc. (2021-Present); Partner, KPMG LLP (1990–2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Douglas A. Lindgren (1961)	Trustee since 2018	Director, JLL Income Property Trust (2022-Present); CEO North America, Carne Global Financial Services (2016-2017); Consultant, Carne Financial Services (2017-2019); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Barbara J. McKenna, CFA (1963)	Trustee since 2012	President/Managing Principal, Longfellow Investment Management Company (2005-Present, President since 2009); Member, External Diversity Council of the Federal Reserve Bank of Boston (2021-Present); Member, Federal Reserve Bank of Boston CEO Roundtable (2021-Present); Board Advisor, United States Tennis Association (2021-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS	Term
One Year

Jeffrey K. Ringdahl (1975)	President since 2022 Vice President (2010-2022)	Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2010-2022), Senior Vice President (2013-2018), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present); Chief Operating Officer (2018-2022), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director (2017-Present), President & Chief Executive Officer (2022-Present), Executive Vice President (2017-2022), Resolute Investment Distributors, Inc.; Director (2017-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2018-2022), Resolute Investment Services, Inc.; President (2022-Present), Senior Vice President (2017-2022), Manager (2015-Present), American Private Equity Management, L.L.C.; Trustee, American Beacon NextShares Trust (2015-2020); Director, Executive Vice President & Chief Operating Officer, Alpha Quant Advisors, LLC (2016-2020); Director, Shapiro Capital Management, LLC (2017-Present); Director and Executive Vice President, Continuous Capital, LLC (2018-2022); Director, RSW Investments Holdings LLC (2019-Present); Manager, SSI Investment Management, LLC (2019-Present); Director, National Investment Services of America, LLC (2019-Present); Director (2014-Present), President (2022-Present), Vice President (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director (2018-Present), President (2022-Present), (Vice President (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; President (2022-Present); Vice President (2010-2022), Director and President, American Beacon Cayman Multi-Alternatives Company, Ltd.; (2023-Present); Director and President, American Beacon Cayman Trend Company, Ltd. (2023-Present); American Beacon Select Funds; President (2022-Present), Vice President (2017-2022), American Beacon Institutional Funds Trust; Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (1959)	VP, Secretary and Chief Legal Officer since 2006	Senior Vice President (2021-Present), Vice President (2006-2021), Secretary and General Counsel (2006-Present), American Beacon Advisors, Inc.; Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Senior Vice President (2021-Present), Vice President (2015-2021), Secretary and General Counsel (2015-Present), Resolute Investment Managers, Inc.; Secretary, Resolute Investment Distributors, Inc. (2017-Present); Senior Vice President (2021-Present), Vice President (2017-2021), Secretary and General Counsel (2017-Present), Resolute Investment Services, Inc.; Secretary, American Private Equity Management, L.L.C. (2008-Present); Secretary and General Counsel, Alpha Quant Advisors, LLC (2016-2020); Vice President and Secretary, Continuous Capital, LLC (2018-2022); Secretary, Green Harvest Asset Management (2019-2021); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Legal Officer, Vice President and Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Gregory J. Stumm (1981)	VP since 2022	Senior Vice President, American Beacon Advisors, Inc. (2022-Present); Senior Vice President, Resolute Investment Managers, Inc. (2022-Present); Director and Senior Vice President, Resolute Investment Distributors, Inc. (2022-Present); Senior Vice President, Resolute Investment Services, Inc. (2022-Present); Vice President, American Beacon Select Funds (2022-Present); Vice President, American Beacon Institutional Funds Trust (2022-Present).

Paul B. Cavazos (1969)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); American Private Equity Management, L.L.C. (2017–Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Erica Duncan (1970)	VP since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (1961)	VP since 2021	Senior Vice President (2021-Present), Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Senior Vice President (2021-Present), Treasurer and CFO (2017-Present), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present); Treasurer and CFO (2017-Present), Resolute Investment Services, Inc.; Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-2020); Treasurer and CFO, Continuous Capital, LLC (2018-2022); Director (2014-Present), Vice President (2022-Present) and Treasurer (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director and Vice President (2022-Present), and Treasurer (2018-2022), American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Director and Vice President, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Director and Vice President, American Beacon Cayman Trend Company, Ltd. (2023-Present) Principal Accounting Officer and Treasurer (2010-2021); American Beacon Funds; Vice President (2021-Present), Principal Accounting Officer (2017-2021) and Treasurer (2010-2021), American Beacon Select Funds; Vice President (2021–Present), Principal Accounting Officer and Treasurer (2017-2021), American Beacon Institutional Funds Trust; Vice President (2021), Principal Accounting Officer and Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Vice President (2021), Principal Accounting Officer and Treasurer, American Beacon Apollo Total Return Fund (2018-2021).

Terri L. McKinney (1963)	VP since 2010	Senior Vice President (2021-Present), Vice President (2009-2021), American Beacon Advisors, Inc.; Senior Vice President (2021–Present); Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2018-2021), Resolute Investment Services, Inc; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President, Continuous Capital, LLC (2018-2022); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Samuel J. Silver (1963)	VP since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Christina E. Sears (1971)	Chief Compliance Officer since 2004	Chief Compliance Officer (2004-Present), Vice President (2019-Present); American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Vice President, Resolute Investment Services, Inc. (2019-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present); Chief Compliance Officer, Green Harvest Asset Management, LLC (2019-2021); Chief Compliance Officer, RSW Investments Holdings, LLC (2019-Present); Chief Compliance Officer (2016-2019) and Vice President (2016-2020), Alpha Quant Advisors, LLC; Chief Compliance Officer (2018-2019), Vice President (2018-2022), Continuous Capital, LLC; Assistant Secretary, American Beacon Funds (1999-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Sonia L. Bates (1956)	Principal Accounting Officer and Treasurer since 2021	Assistant Treasurer, American Beacon Advisors, Inc. (2023-Present) Vice President, Fund and Tax Reporting (2023-Present), Director, Fund and Tax Reporting (2011-2023), Resolute Investment Services, Inc.; Assistant Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Treasurer (2022-Present), Assistant Treasurer (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Funds (2011-2021); Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2011-2021), American Beacon Select Funds; Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2017-2021), American Beacon Institutional Funds Trust; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Apollo Total Return Fund.

Shelley L. Dyson (1969)	Assistant Treasurer since 2021	Fund Tax Manager (2020-Present), Manager, Tax (2014-2020), Resolute Investment Services, Inc.; Assistant Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Select Funds (2021-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2021-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2021); Assistant Treasurer, American Beacon Apollo Total Return Fund (2021).

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Shelley D. Abrahams (1974)	Assistant Secretary since 2008	Corporate Governance Manager (2023-Present), Senior Corporate Governance & Regulatory Specialist (2020-2023), Corporate Governance & Regulatory Specialist (2017-2020), Resolute Investment Services, Inc.; Assistant Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Rebecca L. Harris (1966)	Vice President since 2022	Senior Vice President (2021-Present), Vice President (2011-2021), American Beacon Advisors, Inc.; Senior Vice President (2021-Present), Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2015-Present), Resolute Investment Services; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President (2018-Present), Director (2022) Continuous Capital, LLC; Director, National Investment Services of America, LLC (2022-Present); Director, RSW Investments Holdings LLC (2022-Present); Director Shapiro Capital Management LLC (2022-Present); Director, SSI Investment Management LLC (2022-Present); Assistant Secretary, American Beacon Funds (2010-2022); Vice President (2022-Present), Assistant Secretary (2010-2022), American Beacon Select Funds; Vice President (2022-Present), Assistant Secretary (2017-2022), American Beacon Institutional Funds Trust; Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Teresa A. Oxford (1958)	Assistant Secretary since 2015	Assistant Secretary and Associate General Counsel, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-2021); Assistant Secretary and Associate General Counsel, Resolute Investment Managers, Inc. (2017-Present); Assistant Secretary and Associate General Counsel, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-2020); Assistant Secretary, Continuous Capital, LLC (2020-2022); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Duffy is being deemed to be an “interested person” of the Trust, as defined by the Investment Company Act of 1940, as amended, by virtue of his position with Mesirow Financial, Inc., a broker-dealer.

American Beacon FundsSM

Privacy Policy

December 31, 2023 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Funds’ portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

AR 12/23

American Beacon®
FUNDS

2023 ANNUAL REPORT

December 31, 2023

BRIDGEWAY LARGE CAP GROWTH FUND

BRIDGEWAY LARGE CAP VALUE FUND

Bridgeway 1223

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BRIDGEWAY LARGE CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Although the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

BRIDGEWAY LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Quantitative models may not perform as expected and may result in losses for the Fund. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. Although the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the words of Theodor Seuss Geisel, the beloved children’s author and cartoonist known as Dr. Seuss, “Only you can control your future.”

While we as individuals cannot control everything that’s happening in the world around us or within the global economy and markets, we can take steps to diversify our risk exposure as we seek to preserve and grow our personal savings. By making prudent adjustments to our investment portfolios with the help of trusted financial professionals, we may be better positioned to withstand the negative financial forces we’re likely to encounter in our lifetime – especially during periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies to help you potentially collect the fruits of your labor over the fullness of time. We work diligently to cultivate relationships with the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

Domestic Equity Market Overview

December 31, 2023 (Unaudited)

During the 12-month period ended December 31, 2023, in which remarkable market dynamics were at play, the “Magnificent Seven” – consisting of Apple, Inc.; Amazon.com, Inc.; Alphabet, Inc.; NVIDIA Corp.; Meta Platforms, Inc.; Microsoft Corp. and Tesla, Inc. – stood out on the 2023 stage and drove much of the domestic equity performance. For the year, the broader market posted solid gains as the Russell 3000® Index returned 26.0%. Large-capitalization companies led the way; the Russell 1000® Index, representing large caps, returned 26.5% and the Russell 2000® Index, representing small caps, returned 16.9%. Significant gains in the Magnificent Seven, along with the hope of gains from artificial intelligence, led to considerable outperformance by the Growth indexes: the Russell 3000® Growth Index rose 41.2% compared to the Russell 3000 Value Index return of 11.7%. Non-dividend-paying companies significantly outperformed those paying a regular dividend, especially in the large-cap space.

Nonetheless, the financial landscape of 2023 was not without turbulence. A regional banking crisis unfolded in March, instigated by a succession of losses on bond portfolios and aggressive bank runs, culminating in the failure of four U.S. regional banks. Silicon Valley Bank (“SVB”) and First Republic Bank were the most prominent of the failures, which sent shockwaves throughout the banking system. Although the Federal Reserve (“Fed”) intervened on a Friday, its implementation was delayed until the following Monday, enabling SVB depositors to withdraw cash throughout the weekend, an unforeseen repercussion of 24-hour banking that hastened the bank’s collapse. Concerned that this might be the canary in another global financial crisis coal mine, investors fled from equities to the perceived safety of bonds. However, this effect was short-lived. Despite renewed tensions in the Middle East, a U.S. credit downgrade and debt-ceiling concerns, risk assets powered ahead from a narrow, technology-led base.

Ultimately, the Fed and larger creditors like JPMorgan Chase & Co. stepped up to help, providing emergency loans, acquiring assets and reassuring the public. As a result, interest rates stabilized and a higher-for-longer narrative surrounding interest rates emerged. This sentiment changed as the conclusion of 2023 was marked by dovish signals from the Fed and a potential pivot in fiscal policy to reduce interest rates in 2024.

2

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Growth Fund (the “Fund”) returned 31.01% for the twelve months ended December 31, 2023, compared to the Russell 1000® Growth Index (the “Index”) return of 42.68% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2013 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2013- 12/31/2023
R5 Class (1,8)	BRLGX	31.37%	6.19%	15.96%	12.53%	$32,551
Y Class (1,2,8)	BLYYX	31.34%	6.15%	15.89%	12.47%	$32,382
Investor Class (1,3,8)	BLYPX	31.01%	5.87%	15.58%	12.22%	$31,672
A without Sales Charge (1,4,8)	BLYAX	31.06%	5.89%	15.62%	12.25%	$31,745
A with Sales Charge (1,4,8)	BLYAX	23.50%	3.82%	14.26%	11.58%	$29,917
C without Sales Charge (1,5,8)	BLYCX	30.09%	5.11%	14.74%	11.57%	$29,896
C with Sales Charge (1,5,8)	BLYCX	29.09%	5.11%	14.74%	11.57%	$29,896
R6 Class (1,6,8)	BLYRX	31.42%	6.24%	16.03%	12.56%	$32,645

Russell 1000® Growth Index (7)		42.68%	8.86%	19.50%	14.86%	$39,972

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the R5 Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 12/31/2013 up to 2/5/2016, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the R5 Class. As a result, total returns shown may be

3

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

higher than they would have been had the Y Class been in existence since 12/31/2013. A portion of the fees charged to the Y Class has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

3.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 12/31/2013 up to 2/5/2016, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the R5 Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/2013. A portion of the fees charged to the Investor Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was higher than actual returns shown since inception.

4.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 12/31/2013 through 2/5/2016, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/2013. A portion of the fees charged to the A Class of the Fund was waived from Fund inception through 2018, partially recovered in 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 12/31/2013 through 2/5/2016, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/2013. A portion of fees charged to the C Class of the Fund was waived from Fund inception through 2017, partially recovered in 2018 and 2019 and waived in 2020 through 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the ten-year period represent the returns achieved by the R5 Class from 12/31/2013 through 4/30/2018, the inception date of the R6 Class and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/31/2013. A portion of fees charged to the R6 Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

7.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Bridgeway Large Cap Growth Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.94%, 1.17%, 1.25%, 1.36%, 2.20%, and 0.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index for the period due to both security selection and sector allocation.

Most of the Fund’s relative underperformance related to security selection was attributed to holdings in the Health Care and Consumer Discretionary sectors. In the Health Care sector, names like Insulet Corporation (down 46.2%) and Incyte Corporation (down 29.5%) detracted from relative performance. Within the Consumer Discretionary sector, a position in the Las Vegas Sands Corporation (down 20.6%) and not owning Tesla, Inc. (up 101.7% for the Index) also detracted from relative returns. This underperformance was modestly offset by positions in the Industrials sector. Within this sector, positions in names like Uber Technologies, Inc. (up 52.0%) and United Rentals, Inc. (up 63.7%) contributed to the Fund’s relative performance.

From a sector allocation perspective, the Fund’s overweight allocation to the Energy sector and underweight allocation to the Communication Services sector detracted from relative performance. In contrast, an underweight allocation to the Consumer Staples sector boosted relative performance for the period.

The sub-advisor continues to invest in a broadly diversified portfolio of companies they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

4

American Beacon Bridgeway Large Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Ten Holdings (% Net Assets)
Alphabet, Inc., Class A		5.0
NVIDIA Corp.		4.9
Microsoft Corp.		4.7
Amazon.com, Inc.		4.6
Apple, Inc.		4.3
Mastercard, Inc., Class A		3.8
Palo Alto Networks, Inc.		3.6
Adobe, Inc.		3.4
Uber Technologies, Inc.		3.4
ServiceNow, Inc.		3.0

Total Fund Holdings	63

Sector Allocation (% Equities)
Information Technology		40.3
Consumer Discretionary		16.3
Financials		9.8
Communication Services		9.0
Industrials		8.2
Health Care		7.8
Energy		3.9
Materials		3.0
Consumer Staples		1.7

5

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned 10.92% for the twelve months ended December 31, 2023. The Fund underperformed the Russell 1000® Value Index (the “Index”) return of 11.46 % for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2013 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2013- 12/31/2023
R5 Class (1,7)	BRLVX	11.25%	8.04%	8.88%	7.26%	$20,158
Y Class (1,2,7)	BWLYX	11.19%	7.98%	8.81%	7.20%	$20,042
Investor Class (1,7)	BWLIX	10.92%	7.71%	8.53%	6.92%	$19,530
A without Sales Charge (1,3,7)	BWLAX	10.86%	7.70%	8.52%	6.89%	$19,469
A with Sales Charge (1,3,7)	BWLAX	4.50%	5.59%	7.24%	6.26%	$18,353
C without Sales Charge (1,4,7)	BWLCX	10.08%	6.90%	7.72%	6.25%	$18,343
C with Sales Charge (1,4,7)	BWLCX	9.08%	6.90%	7.72%	6.25%	$18,343
R6 Class (1,5,7)	BWLRX	11.29%	8.09%	8.92%	7.28%	$20,185

Russell 1000® Value Index (6)		11.46%	8.86%	10.91%	8.40%	$22,399

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class was waived through 2013, partially recovered in 2014, fully recovered in 2015 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

2.

A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013, fully recovered in 2014, and waived in 2022. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

6

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2023 (Unaudited)

3.

A portion of the fees charged to the A Class was waived in 2012 and 2013, fully recovered in 2014 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

4.

A portion of the fees charged to the C Class was waived in 2012 and 2013, fully recovered in 2014 and waived in 2021. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 8.37% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

5.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 12/31/2013 through 4/28/2017, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/31/2013. A portion of the fees charged to the R6 Class of the Fund was waived in 2017. Performance prior to waiving fees was lower than actual returns shown for the ten-year period.

6.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Bridgeway Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.81%, 0.88%, 1.13%, 1.12%, 1.88%, and 0.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index as sector allocation detracted from relative performance versus the Index. Conversely, security selection contributed to relative performance.

The Fund’s overweight allocation to the Energy sector and underweight allocation to the Industrials sector detracted from relative performance. Somewhat offsetting this underperformance was an underweight allocation to the Utilities sector.

From a security selection perspective, the Industrials and Materials sectors contributed the most relative value. Within the Industrials sector, names like Builders FirstSource, Inc. (up 149.7%) and out-of-Index Vertiv Holdings Co., Class A (up 90.8%) helped relative performance. In the Materials sector, Cleveland Cliffs, Inc. (up 30.1%) and Nucor Corporation (up 33.6%) also boosted performance. In contrast, within the Information Technology sector, not holding Intel Corporation (up 94.6% for the Index) detracted from returns, as did holding Keysight Technologies, Inc. (down 10.8%).

The sub-advisor continues to invest in a broadly diversified portfolio of companies they believe have attractive valuations. This approach should allow the Fund to benefit over the longer term.

7

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Ten Holdings (% Net Assets)
Charles River Laboratories International, Inc.		2.5
Vertiv Holdings Co.		2.4
Applied Materials, Inc.		2.3
Builders FirstSource, Inc.		2.3
Cleveland-Cliffs, Inc.		2.3
Synchrony Financial		2.3
Berkshire Hathaway, Inc., Class B		2.2
Walmart, Inc.		2.2
Amgen, Inc.		2.1
Steel Dynamics, Inc.		2.1

Total Fund Holdings	80

Sector Allocation (% Equities)
Financials		20.5
Health Care		14.0
Energy		12.7
Information Technology		11.3
Industrials		10.5
Consumer Discretionary		9.9
Materials		9.4
Consumer Staples		7.8
Communication Services		2.8
Real Estate		1.1

8

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

9

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

American Beacon Bridgeway Large Cap Growth Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023-12/31/2023*
R5 Class
Actual	$1,000.00	$1,102.20	$4.24
Hypothetical**	$1,000.00	$1,021.17	$4.08
Y Class
Actual	$1,000.00	$1,102.00	$4.40
Hypothetical**	$1,000.00	$1,021.02	$4.23
Investor Class
Actual	$1,000.00	$1,100.60	$5.93
Hypothetical**	$1,000.00	$1,019.56	$5.70
A Class
Actual	$1,000.00	$1,100.50	$5.77
Hypothetical**	$1,000.00	$1,019.71	$5.55
C Class
Actual	$1,000.00	$1,096.80	$9.67
Hypothetical**	$1,000.00	$1,015.98	$9.30
R6 Class
Actual	$1,000.00	$1,102.50	$4.08
Hypothetical**	$1,000.00	$1,021.32	$3.92

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.83%, 1.12%, 1.09%, 1.83%, and 0.77% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Bridgeway Large Cap Value Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023-12/31/2023*
R5 Class
Actual	$1,000.00	$1,068.60	$4.48
Hypothetical**	$1,000.00	$1,020.87	$4.38
Y Class
Actual	$1,000.00	$1,068.20	$4.85
Hypothetical**	$1,000.00	$1,020.52	$4.74
Investor Class
Actual	$1,000.00	$1,067.30	$6.10
Hypothetical**	$1,000.00	$1,019.31	$5.96
A Class
Actual	$1,000.00	$1,066.50	$6.51
Hypothetical**	$1,000.00	$1,018.90	$6.36
C Class
Actual	$1,000.00	$1,062.80	$10.03
Hypothetical**	$1,000.00	$1,015.48	$9.80
R6 Class
Actual	$1,000.00	$1,068.90	$4.33
Hypothetical**	$1,000.00	$1,021.02	$4.23

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.86%, 0.93%, 1.17%, 1.25%, 1.93%, and 0.83% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

10

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

11

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.09%

Communication Services - 8.74%

Entertainment - 1.37%
Netflix, Inc.A	5,200	$2,531,776

Interactive Media & Services - 6.31%
Alphabet, Inc., Class AA	65,400	9,135,726
Pinterest, Inc., Class AA	67,400	2,496,496

		11,632,222

Media - 1.06%
Charter Communications, Inc., Class AA	5,000	1,943,400

Total Communication Services		16,107,398

Consumer Discretionary - 15.79%

Broadline Retail - 4.65%
Amazon.com, Inc.A	56,400	8,569,416

Hotels, Restaurants & Leisure - 5.91%
Airbnb, Inc., Class AA	24,500	3,335,430
Booking Holdings, Inc.A	1,480	5,249,886
Marriott International, Inc., Class A	10,200	2,300,202

		10,885,518

Specialty Retail - 3.90%
AutoZone, Inc.A	700	1,809,927
Lowe’s Cos., Inc.	19,900	4,428,745
O’Reilly Automotive, Inc.A	1,000	950,080

		7,188,752

Textiles, Apparel & Luxury Goods - 1.33%
Lululemon Athletica, Inc.A	4,800	2,454,192

Total Consumer Discretionary		29,097,878

Consumer Staples - 1.63%

Beverages - 0.89%
Monster Beverage Corp.A	28,400	1,636,124

Consumer Staples Distribution & Retail - 0.74%
Target Corp.	9,600	1,367,232

Total Consumer Staples		3,003,356

Energy - 3.83%

Oil, Gas & Consumable Fuels - 3.83%
Antero Resources Corp.A	25,900	587,412
Cheniere Energy, Inc.	6,400	1,092,544
HF Sinclair Corp.	14,700	816,879
Valero Energy Corp.	35,100	4,563,000

		7,059,835

Total Energy		7,059,835

Financials - 9.52%

Banks - 2.86%
First Citizens BancShares, Inc., Class A	500	709,485
JPMorgan Chase & Co.	26,800	4,558,680

		5,268,165

See accompanying notes

12

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.09% (continued)

Financials - 9.52% (continued)

Financial Services - 5.00%
Mastercard, Inc., Class A	16,600	$7,080,066
Visa, Inc., Class A	8,200	2,134,870

		9,214,936

Insurance - 1.66%
Arch Capital Group Ltd.A	32,700	2,428,629
Everest Group Ltd.	1,800	636,444

		3,065,073

Total Financials		17,548,174

Health Care - 7.61%

Health Care Equipment & Supplies - 0.96%
Contra Abiomed, Inc.A B E	4,500	-
IDEXX Laboratories, Inc.A	3,200	1,776,160

		1,776,160

Health Care Providers & Services - 2.45%
HCA Healthcare, Inc.	6,900	1,867,692
McKesson Corp.	3,800	1,759,324
UnitedHealth Group, Inc.	1,700	894,999

		4,522,015

Health Care Technology - 1.85%
Veeva Systems, Inc., Class AA	17,700	3,407,604

Pharmaceuticals - 2.35%
Zoetis, Inc.	21,900	4,322,403

Total Health Care		14,028,182

Industrials - 7.94%

Ground Transportation - 3.38%
Uber Technologies, Inc.A	101,200	6,230,884

Machinery - 1.19%
Caterpillar, Inc.	7,400	2,187,958

Professional Services - 0.50%
Paychex, Inc.	7,700	917,147

Trading Companies & Distributors - 2.87%
United Rentals, Inc.	6,200	3,555,204
WW Grainger, Inc.	2,100	1,740,249

		5,295,453

Total Industrials		14,631,442

Information Technology - 39.15%

Electronic Equipment, Instruments & Components - 1.27%
CDW Corp.	4,500	1,022,940
Jabil, Inc.	10,300	1,312,220

		2,335,160

IT Services - 1.42%
Accenture PLC, Class A	4,800	1,684,368
MongoDB, Inc.A	2,300	940,355

		2,624,723

See accompanying notes

13

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.09% (continued)

Information Technology - 39.15% (continued)

Semiconductors & Semiconductor Equipment - 9.59%
Applied Materials, Inc.	15,000	$2,431,050
KLA Corp.	8,500	4,941,050
Lattice Semiconductor Corp.A	18,700	1,290,113
NVIDIA Corp.	18,200	9,013,004

		17,675,217

Software - 22.54%
Adobe, Inc.A	10,400	6,204,640
Atlassian Corp., Class AA	5,600	1,332,016
Autodesk, Inc.A	4,600	1,120,008
Cadence Design Systems, Inc.A	15,100	4,112,787
Crowdstrike Holdings, Inc., Class AA	5,900	1,506,388
Datadog, Inc., Class AA	8,900	1,080,282
Fortinet, Inc.A	38,800	2,270,964
Microsoft Corp.	23,100	8,686,524
Oracle Corp.	13,200	1,391,676
Palo Alto Networks, Inc.A	22,300	6,575,824
Salesforce, Inc.A	3,100	815,734
ServiceNow, Inc.A	7,800	5,510,622
Zscaler, Inc.A	4,200	930,552

		41,538,017

Technology Hardware, Storage & Peripherals - 4.33%
Apple, Inc.	41,400	7,970,742

Total Information Technology		72,143,859

Materials - 2.88%

Chemicals - 1.30%
CF Industries Holdings, Inc.	12,200	969,900
Mosaic Co.	40,100	1,432,773

		2,402,673

Metals & Mining - 1.58%
Cleveland-Cliffs, Inc.A	50,000	1,021,000
Nucor Corp.	5,300	922,412
Steel Dynamics, Inc.	8,200	968,420

		2,911,832

Total Materials		5,314,505

Total Common Stocks (Cost $131,364,297)		178,934,629

FOREIGN COMMON STOCKS - 0.37% (Cost $711,021)

Financials - 0.37%

Insurance - 0.37%
RenaissanceRe Holdings Ltd.	3,500	686,000

SHORT-TERM INVESTMENTS - 2.47% (Cost $4,562,560)

Investment Companies - 2.47%
American Beacon U.S. Government Money Market Select Fund, 5.25%C D	4,562,560	4,562,560

TOTAL INVESTMENTS - 99.93% (Cost $136,637,878)		184,183,189
OTHER ASSETS, NET OF LIABILITIES - 0.07%		122,316

TOTAL NET ASSETS - 100.00%		$184,305,505

See accompanying notes

14

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

December 31, 2023

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

E Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

PLC - Public Limited Company.

Long Futures Contracts Open on December 31, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	20	March 2024	$4,695,631	$4,820,000	$124,369

			$4,695,631	$4,820,000	$124,369

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$178,934,629	$-	$-	$178,934,629
Foreign Common Stocks	686,000	-	-	686,000
Short-Term Investments	4,562,560	-	-	4,562,560

Total Investments in Securities - Assets	$184,183,189	$-	$-	$184,183,189

Financial Derivative Instruments - Assets
Futures Contracts	$124,369	$-	$-	$124,369

Total Financial Derivative Instruments - Assets	$124,369	$-	$-	$124,369

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no material transfers into or out of Level 3.

See accompanying notes

15

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.41%

Communication Services - 2.75%

Diversified Telecommunication Services - 2.00%
AT&T, Inc.	259,800	$4,359,444
Verizon Communications, Inc.	40,300	1,519,310

		5,878,754

Entertainment - 0.75%
Electronic Arts, Inc.	16,200	2,216,322

Total Communication Services		8,095,076

Consumer Discretionary - 9.58%

Automobiles - 0.60%
General Motors Co.	49,400	1,774,448

Broadline Retail - 2.37%
eBay, Inc.	133,000	5,801,460
Etsy, Inc.A	14,600	1,183,330

		6,984,790

Hotels, Restaurants & Leisure - 4.07%
Expedia Group, Inc.A	14,100	2,140,239
McDonald’s Corp.	8,800	2,609,288
MGM Resorts InternationalA	92,800	4,146,304
Royal Caribbean Cruises Ltd.A	23,700	3,068,913

		11,964,744

Household Durables - 0.76%
Toll Brothers, Inc.	21,600	2,220,264

Specialty Retail - 1.78%
O’Reilly Automotive, Inc.A	5,500	5,225,440

Total Consumer Discretionary		28,169,686

Consumer Staples - 7.62%

Beverages - 3.46%
Coca-Cola Co.	98,500	5,804,605
PepsiCo, Inc.	25,800	4,381,872

		10,186,477

Consumer Staples Distribution & Retail - 2.18%
Walmart, Inc.	40,600	6,400,590

Food Products - 1.98%
General Mills, Inc.	60,100	3,914,914
Hershey Co.	10,300	1,920,332

		5,835,246

Total Consumer Staples		22,422,313

Energy - 12.40%

Oil, Gas & Consumable Fuels - 12.40%
Antero Resources Corp.A	88,100	1,998,108
APA Corp.	57,500	2,063,100
Coterra Energy, Inc.	212,400	5,420,448
HF Sinclair Corp.	35,000	1,944,950
Marathon Oil Corp.	165,000	3,986,400
Marathon Petroleum Corp.	38,600	5,726,696
Ovintiv, Inc.	74,400	3,267,648

See accompanying notes

16

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.41% (continued)

Energy - 12.40% (continued)

Oil, Gas & Consumable Fuels - 12.40% (continued)
Phillips 66	36,000	$4,793,040
Pioneer Natural Resources Co.	15,900	3,575,592
Valero Energy Corp.	28,600	3,718,000

		36,493,982

Total Energy		36,493,982

Financials - 19.96%

Banks - 3.05%
Citigroup, Inc.	29,800	1,532,912
Citizens Financial Group, Inc.	45,000	1,491,300
JPMorgan Chase & Co.	34,900	5,936,490

		8,960,702

Capital Markets - 4.78%
CME Group, Inc.	17,000	3,580,200
Goldman Sachs Group, Inc.	12,000	4,629,240
Jefferies Financial Group, Inc.	71,000	2,869,110
State Street Corp.	38,600	2,989,956

		14,068,506

Consumer Finance - 6.03%
Ally Financial, Inc.	167,700	5,856,084
Capital One Financial Corp.	38,500	5,048,120
Synchrony Financial	179,200	6,843,648

		17,747,852

Financial Services - 2.22%
Berkshire Hathaway, Inc., Class BA	18,300	6,526,878

Insurance - 3.88%
American International Group, Inc.	4,300	291,325
Fidelity National Financial, Inc.	81,100	4,137,722
MetLife, Inc.	74,600	4,933,298
Principal Financial Group, Inc.	26,300	2,069,021

		11,431,366

Total Financials		58,735,304

Health Care - 13.64%

Biotechnology - 4.37%
Amgen, Inc.	21,700	6,250,034
Biogen, Inc.A	5,200	1,345,604
Moderna, Inc.A	22,300	2,217,735
Vertex Pharmaceuticals, Inc.A	7,500	3,051,675

		12,865,048

Health Care Equipment & Supplies - 1.16%
Becton Dickinson & Co.	6,200	1,511,746
Boston Scientific Corp.A	33,000	1,907,730

		3,419,476

Health Care Providers & Services - 3.11%
CVS Health Corp.	27,200	2,147,712
Elevance Health, Inc.	4,700	2,216,332
UnitedHealth Group, Inc.	9,100	4,790,877

		9,154,921

See accompanying notes

17

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.41% (continued)

Health Care - 13.64% (continued)

Life Sciences Tools & Services - 2.92%
Agilent Technologies, Inc.	9,400	$1,306,882
Charles River Laboratories International, Inc.A	30,800	7,281,120

		8,588,002

Pharmaceuticals - 2.08%
Johnson & Johnson	39,000	6,112,860

Total Health Care		40,140,307

Industrials - 10.25%

Building Products - 2.25%
Builders FirstSource, Inc.A	39,700	6,627,518

Electrical Equipment - 2.40%
Vertiv Holdings Co.	146,900	7,055,607

Ground Transportation - 2.98%
Avis Budget Group, Inc.	26,800	4,750,568
Norfolk Southern Corp.	17,000	4,018,460

		8,769,028

Passenger Airlines - 0.65%
Delta Air Lines, Inc.	47,500	1,910,925

Professional Services - 1.97%
Automatic Data Processing, Inc.	24,900	5,800,953

Total Industrials		30,164,031

Information Technology - 11.01%

Communications Equipment - 1.24%
Cisco Systems, Inc.	72,100	3,642,492

Electronic Equipment, Instruments & Components - 0.80%
Keysight Technologies, Inc.A	14,800	2,354,532

IT Services - 1.30%
VeriSign, Inc.A	18,600	3,830,856

Semiconductors & Semiconductor Equipment - 3.15%
Analog Devices, Inc.	8,900	1,767,184
Applied Materials, Inc.	41,700	6,758,319
ON Semiconductor Corp.A	8,700	726,711

		9,252,214

Software - 4.27%
AppLovin Corp., Class AA	100,300	3,996,955
Dropbox, Inc., Class AA	58,500	1,724,580
Oracle Corp.	6,900	727,467
Salesforce, Inc.A	23,200	6,104,848

		12,553,850

Technology Hardware, Storage & Peripherals - 0.25%
HP, Inc.	24,900	749,241

Total Information Technology		32,383,185

See accompanying notes

18

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 97.41% (continued)

Materials - 9.14%

Chemicals - 2.68%
CF Industries Holdings, Inc.	31,200	$2,480,400
Mosaic Co.	27,500	982,575
Olin Corp.	82,300	4,440,085

		7,903,060

Metals & Mining - 6.46%
Cleveland-Cliffs, Inc.A	328,100	6,699,802
Nucor Corp.	34,700	6,039,188
Steel Dynamics, Inc.	53,000	6,259,300

		18,998,290

Total Materials		26,901,350

Real Estate - 1.06%

Specialized REITs - 1.06%
Gaming & Leisure Properties, Inc.	62,900	3,104,115

Total Common Stocks (Cost $249,845,728)		286,609,349

FOREIGN COMMON STOCKS - 1.16%

Financials - 1.16%

Banks - 0.50%
NU Holdings Ltd., Class AA	176,200	1,467,746

Insurance - 0.66%
RenaissanceRe Holdings Ltd.	9,900	1,940,400

Total Financials		3,408,146

Total Foreign Common Stocks (Cost $3,429,757)		3,408,146

SHORT-TERM INVESTMENTS - 1.47% (Cost $4,315,835)

Investment Companies - 1.47%
American Beacon U.S. Government Money Market Select Fund, 5.25%B C	4,315,835	4,315,835

TOTAL INVESTMENTS - 100.04% (Cost $257,591,320)		294,333,330
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(114,596)

TOTAL NET ASSETS - 100.00%		$294,218,734

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

REIT – Real Estate Investment Trust.

Long Futures Contracts Open on December 31, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	20	March 2024	$4,826,069	$4,820,000	$(6,069)

			$4,826,069	$4,820,000	$(6,069)

See accompanying notes

19

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2023

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$286,609,349	$-	$-	$286,609,349
Foreign Common Stocks	3,408,146	-	-	3,408,146
Short-Term Investments	4,315,835	-	-	4,315,835

Total Investments in Securities - Assets	$294,333,330	$-	$-	$294,333,330

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,069)	$-	$-	$(6,069)

Total Financial Derivative Instruments - Liabilities	$(6,069)	$-	$-	$(6,069)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

20

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2023

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$179,620,629	$290,017,495
Investments in affiliated securities, at fair value‡	4,562,560	4,315,835
Cash collateral held at broker for futures contracts	341,000	300,000
Dividends and interest receivable	34,784	285,833
Receivable for fund shares sold	19	157,764
Receivable for expense reimbursement (Note 2)	173,712	–
Receivable for variation margin on open futures contracts (Note 5)	124,419	–
Prepaid expenses	22,663	18,989

Total assets	184,879,786	295,095,916

Liabilities:
Payable for investments purchased	–	42,686
Payable for fund shares redeemed	198,409	470,194
Cash due to broker for futures contracts	141,969	7,254
Management and sub-advisory fees payable (Note 2)	110,635	167,485
Service fees payable (Note 2)	22,166	14,639
Transfer agent fees payable (Note 2)	6,647	25,922
Custody and fund accounting fees payable	17,756	26,469
Professional fees payable	43,921	49,098
Trustee fees payable (Note 2)	172	375
Payable for prospectus and shareholder reports	15,711	27,335
Payable for variation margin from open futures contracts (Note 5)	–	6,065
Other liabilities	16,895	39,660

Total liabilities	574,281	877,182

Commitments and contingent liabilities (Note 2)

Net assets	$184,305,505	$294,218,734

Analysis of net assets:
Paid-in-capital	$135,802,533	$254,783,076
Total distributable earnings (deficits)A	48,502,972	39,435,658

Net assets	$184,305,505	$294,218,734

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,730,895	3,832,620

Y Class	121,513	3,954,043

Investor Class	2,794,675	2,400,492

A Class	57,124	818,795

C Class	40,838	768,021

R6 Class	369,139	1,019,428

Net assets:
R5 Class	$83,676,439	$88,833,933

Y Class	$3,690,269	$91,172,593

Investor Class	$82,767,017	$55,177,185

A Class	$1,702,761	$18,676,222

C Class	$1,110,747	$16,771,478

R6 Class	$11,358,272	$23,587,323

Net asset value, offering and redemption price per share:
R5 Class	$30.64	$23.18

Y Class	$30.37	$23.06

Investor Class	$29.62	$22.99

A Class	$29.81	$22.81

A Class (offering price)	$31.63	$24.20

C Class	$27.20	$21.84

R6 Class	$30.77	$23.14

† Cost of investments in unaffiliated securities	$132,075,318	$253,275,485
‡ Cost of investments in affiliated securities	$4,562,560	$4,315,835

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

21

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2023

	Bridgeway Large Cap Growth Fund	Bridgeway Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$1,276,839	$9,036,425
Dividend income from affiliated securities (Note 2)	293,677	406,784
Interest income	12,623	15,433
Income derived from securities lending (Note 9)	376	191,057

Total investment income	1,583,515	9,649,699

Expenses:
Management and sub-advisory fees (Note 2)	1,234,199	2,795,978
Transfer agent fees:
R5 Class (Note 2)	41,502	57,188
Y Class (Note 2)	1,377	116,253
Investor Class	8,999	4,885
A Class	94	1,983
C Class	48	1,486
R6 Class	733	1,400
Custody and fund accounting fees	48,782	70,706
Professional fees	64,394	80,966
Registration fees and expenses	86,332	89,109
Service fees (Note 2):
Investor Class	268,888	206,694
A Class	1,110	27,615
C Class	711	18,775
Distribution fees (Note 2):
A Class	3,254	49,250
C Class	8,528	184,594
Prospectus and shareholder report expenses	38,820	39,053
Trustee fees (Note 2)	16,341	39,756
Loan expense (Note 10)	652	1,871
Other expenses	31,558	48,555

Total expenses	1,856,322	3,836,117

Net fees waived and expenses (reimbursed) / recouped (Note 2)	(277,452)	–

Net expenses	1,578,870	3,836,117

Net investment income	4,645	5,813,582

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(115,290)	11,559,822
Futures contracts	948,016	1,297,724
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	44,371,756	18,233,087
Futures contracts	120,789	(90,279)

Net gain from investments	45,325,271	31,000,354

Net increase in net assets resulting from operations	$45,329,916	$36,813,936

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

22

American Beacon FundsSM

Statements of Changes in Net Assets

	Bridgeway Large Cap Growth Fund		Bridgeway Large Cap Value Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$4,645	$442,287	$5,813,582	$10,813,138
Net realized gain from investments in unaffiliated securities and futures contracts	832,726	16,062,468	12,857,546	23,686,796
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	44,492,545	(74,478,977)	18,142,808	(99,696,683)

Net increase (decrease) in net assets resulting from operations	45,329,916	(57,974,222)	36,813,936	(65,196,749)

Distributions to shareholders:
Total retained earnings:
R5 Class	(632,467)	(10,752,449)	(9,688,208)	(10,507,965)
Y Class	(27,715)	(94,793)	(10,182,440)	(5,693,829)
Investor Class	(479,218)	(9,953,815)	(5,917,631)	(3,027,978)
A Class	(10,717)	(166,622)	(1,966,189)	(892,038)
C Class	(5,332)	(142,247)	(1,741,090)	(785,043)
R6 Class	(85,097)	(1,458,319)	(2,527,979)	(1,215,332)

Net distributions to shareholders	(1,240,546)	(22,568,245)	(32,023,537)	(22,122,185)

Capital share transactions (Note 11):
Proceeds from sales of shares	9,593,850	12,088,747	25,220,292	124,586,358
Reinvestment of dividends and distributions	1,233,759	22,399,070	31,199,112	21,695,444
Cost of shares redeemed	(19,304,434)	(38,268,050)	(244,327,427)	(362,052,257)

Net (decrease) in net assets from capital share transactions	(8,476,825)	(3,780,233)	(187,908,023)	(215,770,455)

Net increase (decrease) in net assets	35,612,545	(84,322,700)	(183,117,624)	(303,089,389)

Net assets:
Beginning of year	148,692,960	233,015,660	477,336,358	780,425,747

End of year	$184,305,505	$148,692,960	$294,218,734	$477,336,358

See accompanying notes

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2023, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Funds, and a shareholder meeting was held for each Fund. Please see the sections titled Disclosure Regarding the Approval of New Management and Investment Advisory Agreements and Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Bridgeway Capital Management, LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Sub-Advisor contractually agreed to waive a portion of its sub-advisory fee equal to 0.05% of the Bridgeway Large Cap Value Fund’s average daily net assets managed by the Sub-Advisor on amounts that exceeded $750 million through April 30, 2023. For the year ended December 31, 2023, the Sub-Advisor waived $0 of its sub-advisory fee.

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2023 were as follows:

Bridgeway Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$580,905
Sub-Advisory Fees	0.40%	653,294

Total	0.75%	$1,234,199

Bridgeway Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,349,211
Sub-Advisory Fees	0.38%	1,446,767

Total	0.73%	$2,795,978

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2023, the Manager received securities lending fees of $36 and $14,537 for the securities lending activities of the Bridgeway Large Cap Growth Fund and Bridgeway Large Cap Value Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$27,515
Bridgeway Large Cap Value	151,209

As of December 31, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Bridgeway Large Cap Growth	$2,719
Bridgeway Large Cap Value	20,561

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2023 Fair Value
U.S. Government Money Market Select	Direct	Bridgeway Large Cap Growth	$4,562,560	$-	$-	$293,677	$4,562,560
U.S. Government Money Market Select	Direct	Bridgeway Large Cap Value	4,315,835	-	-	406,784	4,315,835

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Bridgeway Large Cap Growth	$6,059	$-	$6,059
Bridgeway Large Cap Value	8,386	592	8,978

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2023, the Bridgeway Large Cap Value Fund borrowed on average $179,445 for 3 days at an average interest rate of 5.64% with interest charges of $86. These amounts are recorded as “Other expenses” in the Statements of Operations. During the year ended December 31, 2023, the Bridgeway Large Cap Growth Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2023 - 4/30/2023	5/1/2023 - 12/31/2023	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Bridgeway Large Cap Growth	R5	0.80%	0.80%	$130,636	$-	2026
Bridgeway Large Cap Growth	Y	0.83%	0.83%	2,518	-	2026
Bridgeway Large Cap Growth	Investor	1.12%	1.12%	124,192	-	2026
Bridgeway Large Cap Growth	A	1.09%	1.09%	2,203	-	2026
Bridgeway Large Cap Growth	C	1.83%	1.83%	1,499	-	2026
Bridgeway Large Cap Growth	R6	0.76%	0.77%	16,404	-	2026

Of the above amounts, $173,712 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2023 for the Bridgeway Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential contingent reimbursements due to the

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Bridgeway Large Cap Growth	$-	$-	$300,815	2023
Bridgeway Large Cap Growth	-	266,522	-	2024
Bridgeway Large Cap Growth	-	239,600	-	2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2023, RID collected $303 and $607 for Bridgeway Large Cap Growth Fund and Bridgeway Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2023, CDSC fees of $5 were collected for the C Class Shares of Bridgeway Large Cap Value Fund. There were no CDSC fees collected for the C Class Shares of the Bridgeway Large Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

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December 31, 2023

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a

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Notes to Financial Statements

December 31, 2023

liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

During the year ended December 31, 2023, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Year Ended December 31, 2023
Bridgeway Large Cap Growth	21
Bridgeway Large Cap Value	56

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Bridgeway Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$124,369	$124,369

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$948,016	$948,016

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$	$-	$-	$-	$120,789	$120,789

Bridgeway Large Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(6,069)	$(6,069)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,297,724	$1,297,724

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(90,279)	$(90,279)

34

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2023.

Bridgeway Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of December 31, 2023:
	Assets	Liabilities
Futures Contracts(1)	$124,369	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$124,369	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(124,369)	$-

Bridgeway Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of December 31, 2023:
	Assets	Liabilities
Futures Contracts(1)	$—	$6,069

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$6,069

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$—	$(6,069)

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real

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December 31, 2023

property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term

36

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

37

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a

38

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Bridgeway Large Cap Growth Fund		Bridgeway Large Cap Value Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Distributions paid from:
Ordinary income*
R5 Class	$275,104	$226,151	$3,101,199	$5,743,604
Y Class	12,055	1,993	3,218,446	3,069,619
Investor Class	113,675	209,354	1,765,127	1,548,213
A Class	3,266	3,504	581,097	458,112
C Class	-	2,992	416,319	312,719
R6 Class	37,015	30,672	818,952	669,800
Long-term capital gains
R5 Class	357,363	10,526,298	6,587,009	4,764,361
Y Class	15,660	92,800	6,963,994	2,624,210
Investor Class	365,543	9,744,461	4,152,504	1,479,765
A Class	7,451	163,118	1,385,092	433,926
C Class	5,332	139,255	1,324,771	472,324
R6 Class	48,082	1,427,647	1,709,027	545,532

Total distributions paid	$1,240,546	$22,568,245	$32,023,537	$22,122,185

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2023, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bridgeway Large Cap Growth	$136,637,892	$48,340,227	$(794,930)	$47,545,297
Bridgeway Large Cap Value	257,591,320	41,293,965	(4,551,955)	36,742,010

39

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Bridgeway Large Cap Growth	$47,545,297	$4,607	$953,068	$-	$-	$48,502,972
Bridgeway Large Cap Value	36,742,010	1,185,044	1,508,605	-	(1)	39,435,658

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of December 31, 2023:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Bridgeway Large Cap Growth	$-	$-
Bridgeway Large Cap Value	5,935,831	(5,935,831)
For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2023, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Bridgeway Large Cap Growth	$125,338,128	$133,144,224
Bridgeway Large Cap Value	201,079,035	404,322,564

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2023 were as follows:

Fund	Type of Transaction	December 31, 2022 Shares/Fair Value	Purchases	Sales	December 31, 2023 Shares/Fair Value
Bridgeway Large Cap Growth	Direct	$5,726,360	$67,436,953	$68,600,753	$4,562,560
Bridgeway Large Cap Value	Direct	14,309,453	302,442,932	312,436,550	4,315,835
Bridgeway Large Cap Value	Securities Lending	1,376,616	10,938,162	12,314,778	-

40

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

The Funds did not have any securities on loan or hold any securities lending collateral as of the year ended December 31, 2023.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2023, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	50,364	$1,352,315	63,751	$1,899,834
Reinvestment of dividends	20,412	625,838	449,962	10,587,609
Shares redeemed	(308,595)	(8,352,884)	(607,337)	(16,995,292)

Net (decrease) in shares outstanding	(237,819)	$(6,374,731)	(93,624)	$(4,507,849)

	Y Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	111,875	$3,031,961	6,906	$193,616
Reinvestment of dividends	912	27,715	4,063	94,793
Shares redeemed	(17,385)	(449,286)	(46,097)	(1,325,876)

Net increase (decrease) in shares outstanding	95,402	$2,610,390	(35,128)	$(1,037,467)

42

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

	Investor Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	170,281	$4,153,111	147,251	$4,084,036
Reinvestment of dividends	16,168	479,060	436,764	9,949,479
Shares redeemed	(317,956)	(8,386,384)	(324,752)	(9,167,481)

Net increase (decrease) in shares outstanding	(131,507)	$(3,754,213)	259,263	$4,866,034

	A Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	17,670	$480,179	2,293	$69,146
Reinvestment of dividends	359	10,717	7,267	166,623
Shares redeemed	(9,076)	(234,650)	(15,593)	(455,994)

Net increase (decrease) in shares outstanding	8,953	$256,246	(6,033)	$(220,225)

	C Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	19,200	$466,327	3,071	$92,538
Reinvestment of dividends	196	5,332	6,757	142,247
Shares redeemed	(11,121)	(268,647)	(39,661)	(1,045,050)

Net increase (decrease) in shares outstanding	8,275	$203,012	(29,833)	$(810,265)

	R6 Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4,033	$109,957	189,154	$5,749,577
Reinvestment of dividends	2,764	85,097	61,741	1,458,319
Shares redeemed	(61,189)	(1,612,583)	(325,169)	(9,278,357)

Net (decrease) in shares outstanding	(54,392)	$(1,417,529)	(74,274)	$(2,070,461)

	R5 Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	475,016	$11,405,282	3,596,809	$91,796,585
Reinvestment of dividends	411,696	9,514,304	447,312	10,400,005
Shares redeemed	(6,498,178)	(157,162,878)	(8,321,016)	(199,887,065)

Net (decrease) in shares outstanding	(5,611,466)	$(136,243,292)	(4,276,895)	$(97,690,475)

	Y Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	270,068	$6,430,142	714,522	$17,920,537
Reinvestment of dividends	426,054	9,794,984	237,757	5,501,708
Shares redeemed	(1,974,265)	(47,327,369)	(2,963,207)	(73,257,290)

Net (decrease) in shares outstanding	(1,278,143)	$(31,102,243)	(2,010,928)	$(49,835,045)

	Investor Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	62,676	$1,496,254	128,607	$3,171,822
Reinvestment of dividends	256,908	5,888,329	130,657	3,014,261
Shares redeemed	(888,129)	(20,973,725)	(965,244)	(24,419,489)

Net (decrease) in shares outstanding	(568,545)	$(13,589,142)	(705,980)	$(18,233,406)

43

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

	A Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	137,760	$3,241,835	146,557	$3,607,643
Reinvestment of dividends	77,185	1,755,182	34,857	798,913
Shares redeemed	(258,770)	(6,209,757)	(328,558)	(8,040,714)

Net (decrease) in shares outstanding	(43,825)	$(1,212,740)	(147,144)	$(3,634,158)

	C Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,708	$221,086	34,608	$821,467
Reinvestment of dividends	78,895	1,718,333	34,751	765,225
Shares redeemed	(257,463)	(5,812,519)	(299,846)	(6,988,268)

Net (decrease) in shares outstanding	(168,860)	$(3,873,100)	(230,487)	$(5,401,576)

	R6 Class
	Year Ended December 31,
	2023		2022
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	99,623	$2,425,693	281,129	$7,268,304
Reinvestment of dividends	109,579	2,527,980	52,340	1,215,332
Shares redeemed	(295,870)	(6,841,179)	(1,940,645)	(49,459,431)

Net (decrease) in shares outstanding	(86,668)	$(1,887,506)	(1,607,176)	$(40,975,795)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

44

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$23.50	$36.78	$36.24	$29.84		$25.27

Income (loss) from investment operations:
Net investment income	0.07	0.12	0.01	0.07		0.10
Net gains (losses) on investments (both realized and unrealized)	7.30	(9.37)	7.82	10.21		7.55

Total income (loss) from investment operations	7.37	(9.25)	7.83	10.28		7.65

Less distributions:
Dividends from net investment income	(0.10)	–	–	(0.07)		–
Distributions from net realized gains	(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	(0.23)	(4.03)	(7.29)	(3.88)		(3.08)

Net asset value, end of period	$30.64	$23.50	$36.78	$36.24		$29.84

Total returnB	31.37%	(25.17)%	21.82%	34.44%		30.27%

Ratios and supplemental data:
Net assets, end of period	$83,676,439	$69,755,325	$112,640,010	$114,246,613		$118,831,764
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.97%	0.94%	0.92%	0.97%		0.90%
Expenses, net of reimbursements and/or recoupments	0.80%	0.80%	0.81%	0.82	%C	0.81%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.02)%	0.25%	(0.10)%	(0.08)%		0.19%
Net investment income, net of reimbursements and/or recoupments	0.15%	0.39%	0.01%	0.07%		0.28%
Portfolio turnover rate	78%	72%	57%	58%		77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

45

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023	2022		2021	2020		2019

Net asset value, beginning of period	$23.30	$36.53		$36.05	$29.72		$25.21

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.03		(0.04)	0.00	A	0.05
Net gains (losses) on investments (both realized and unrealized)	7.25	(9.23)		7.81	10.21		7.54

Total income (loss) from investment operations	7.30	(9.20)		7.77	10.21		7.59

Less distributions:
Dividends from net investment income	(0.10)	–		–	(0.07)		–
Distributions from net realized gains	(0.13)	(4.03)		(7.29)	(3.81)		(3.08)

Total distributions	(0.23)	(4.03)		(7.29)	(3.88)		(3.08)

Net asset value, end of period	$30.37	$23.30		$36.53	$36.05		$29.72

Total returnB	31.34%	(25.21)%		21.77%	34.34%		30.11%

Ratios and supplemental data:
Net assets, end of period	$3,690,269	$608,328		$2,237,130	$3,168,012		$2,036,785
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03%	1.17%		0.95%	1.02%		0.95%
Expenses, net of reimbursements and/or recoupments	0.83%	0.84	%C	0.86%	0.89	%D	0.91%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.12)%	0.00	%E	(0.15)%	(0.14)%		0.12%
Net investment income (loss), net of reimbursements and/or recoupments	0.08%	0.33%		(0.06)%	(0.01)%		0.16%
Portfolio turnover rate	78%	72%		57%	58%		77%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
E	Amount represents less than 0.005% of average net assets.

See accompanying notes

46

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$22.74	$35.89	$35.61	$29.42		$25.05

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	0.05	(0.08)	(0.08)		(0.04)
Net gains (losses) on investments (both realized and unrealized)	7.11	(9.17)	7.65	10.08		7.49

Total income (loss) from investment operations	7.05	(9.12)	7.57	10.00		7.45

Less distributions:
Dividends from net investment income	(0.04)	–	–	–		–
Distributions from net realized gains	(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	(0.17)	(4.03)	(7.29)	(3.81)		(3.08)

Net asset value, end of period	$29.62	$22.74	$35.89	$35.61		$29.42

Total returnA	31.01%	(25.44)%	21.48%	33.98%		29.74%

Ratios and supplemental data:
Net assets, end of period	$82,767,017	$66,552,222	$95,710,995	$84,109,027		$71,928,098
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28%	1.25%	1.24%	1.31%		1.20%
Expenses, net of reimbursements and/or recoupments	1.12%	1.12%	1.12%	1.15%	B	1.19%
Net investment (loss), before expense reimbursements and/or recoupments	(0.32)%	(0.06)%	(0.42)%	(0.43)%		(0.11)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.16)%	0.07%	(0.30)%	(0.27)%		(0.10)%
Portfolio turnover rate	78%	72%	57%	58%		77%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

47

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023		2022		2021	2020	2019

Net asset value, beginning of period	$22.90		$36.08		$35.77	$29.51	$25.12

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)A	0.03	A	(0.16)	(0.10)	(0.03)
Net gains (losses) on investments (both realized and unrealized)	7.14		(9.18)		7.76	10.17	7.50

Total income (loss) from investment operations	7.10		(9.15)		7.60	10.07	7.47

Less distributions:
Dividends from net investment income	(0.06)		–		–	–	–
Distributions from net realized gains	(0.13)		(4.03)		(7.29)	(3.81)	(3.08)

Total distributions	(0.19)		(4.03)		(7.29)	(3.81)	(3.08)

Net asset value, end of period	$29.81		$22.90		$36.08	$35.77	$29.51

Total returnB	31.00%		(25.38)%		21.47%	34.11%	29.74%

Ratios and supplemental data:
Net assets, end of period	$1,702,761		$1,102,933		$1,955,909	$2,212,193	$2,029,102
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.26%		1.36%		1.21%	1.27%	1.18%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%		1.10%	1.14%	1.21%
Net investment (loss), before expense reimbursements and/or recoupments	(0.32)%		(0.18)%		(0.40)%	(0.39)%	(0.09)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.15)%		0.09%		(0.29)%	(0.26)%	(0.12)%
Portfolio turnover rate	78%		72%		57%	58%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

48

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023		2022	2021	2020		2019

Net asset value, beginning of period	$21.01		$33.81	$34.15	$28.53		$24.55

Income (loss) from investment operations:
Net investment (loss)	(0.22	)A	(1.11)	(0.46)	(0.01)		(0.20)
Net gains (losses) on investments (both realized and unrealized)	6.54		(7.66)	7.41	9.44		7.26

Total income (loss) from investment operations	6.32		(8.77)	6.95	9.43		7.06

Less distributions:
Dividends from net investment income	–		–	–	–		–
Distributions from net realized gains	(0.13)		(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	(0.13)		(4.03)	(7.29)	(3.81)		(3.08)

Net asset value, end of period	$27.20		$21.01	$33.81	$34.15		$28.53

Total returnB	30.09%		(25.97)%	20.58%	33.04%		28.75%

Ratios and supplemental data:
Net assets, end of period	$1,110,747		$684,305	$2,109,687	$2,575,041		$1,086,848
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.01%		2.20%	1.95%	2.01%		1.92%
Expenses, net of reimbursements and/or recoupments	1.83%		1.83%	1.84%	1.87	%C	1.96%
Net investment (loss), before expense reimbursements and/or recoupments	(1.08)%		(1.04)%	(1.14)%	(1.14)%		(0.83)%
Net investment (loss), net of reimbursements and/or recoupments	(0.90)%		(0.67)%	(1.03)%	(1.00)%		(0.87)%
Portfolio turnover rate	78%		72%	57%	58%		77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Bridgeway Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$23.59	$36.89	$36.31	$29.86		$25.28

Income (loss) from investment operations:
Net investment income	0.07	0.12	0.03	0.04	A	0.10
Net gains (losses) on investments (both realized and unrealized)	7.34	(9.39)	7.84	10.29		7.56

Total income (loss) from investment operations	7.41	(9.27)	7.87	10.33		7.66

Less distributions:
Dividends from net investment income	(0.10)	–	–	(0.07)		–
Distributions from net realized gains	(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	(0.23)	(4.03)	(7.29)	(3.88)		(3.08)

Net asset value, end of period	$30.77	$23.59	$36.89	$36.31		$29.86

Total returnB	31.42%	(25.15)%	21.90%	34.58%		30.30%

Ratios and supplemental data:
Net assets, end of period	$11,358,272	$9,989,847	$18,361,929	$16,307,767		$107,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92%	0.90%	0.88%	0.91%		0.84%
Expenses, net of reimbursements and/or recoupments	0.77%	0.76%	0.76%	0.76%		0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	0.04%	0.29%	(0.06)%	(0.05)%		0.25%
Net investment income, net of reimbursements and/or recoupments	0.19%	0.43%	0.06%	0.10%		0.33%
Portfolio turnover rate	78%	72%	57%	58%		77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

50

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$23.35	$26.55	$23.73	$27.14		$22.61

Income (loss) from investment operations:
Net investment income	0.12	0.49	0.69	0.59		0.55
Net gains (losses) on investments (both realized and unrealized)	2.49	(2.55)	4.71	(1.48)		5.13

Total income (loss) from investment operations	2.61	(2.06)	5.40	(0.89)		5.68

Less distributions:
Dividends from net investment income	(0.53)	(0.56)	(1.59)	(0.00	)B	(0.54)
Distributions from net realized gains	(2.25)	(0.58)	(0.99)	(2.52)		(0.61)

Total distributions	(2.78)	(1.14)	(2.58)	(2.52)		(1.15)

Net asset value, end of period	$23.18	$23.35	$26.55	$23.73		$27.14

Total returnC	11.25%	(7.74)%	22.93%	(3.05)%		25.11%

Ratios and supplemental data:
Net assets, end of period	$88,833,933	$220,554,216	$364,332,529	$445,009,590		$1,205,569,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87%	0.81%	0.75%	0.75%		0.73%
Expenses, net of reimbursements and/or recoupments	0.87%	0.81%	0.74%	0.75%		0.73%
Net investment income, before expense reimbursements and/or recoupments	1.68%	1.81%	1.37%	1.76%		1.71%
Net investment income, net of reimbursements and/or recoupments	1.68%	1.81%	1.38%	1.76%		1.71%
Portfolio turnover rate	54%	54%	51%	43%		44%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

51

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$23.24	$26.43	$23.63	$27.06		$22.54

Income (loss) from investment operations:
Net investment income	0.42	0.48	0.89	0.67		0.46
Net gains (losses) on investments (both realized and unrealized)	2.17	(2.54)	4.46	(1.58)		5.19

Total income (loss) from investment operations	2.59	(2.06)	5.35	(0.91)		5.65

Less distributions:
Dividends from net investment income	(0.52)	(0.55)	(1.56)	(0.00	)A	(0.52)
Distributions from net realized gains	(2.25)	(0.58)	(0.99)	(2.52)		(0.61)

Total distributions	(2.77)	(1.13)	(2.55)	(2.52)		(1.13)

Net asset value, end of period	$23.06	$23.24	$26.43	$23.63		$27.06

Total returnB	11.19%	(7.81)%	22.84%	(3.14)%		25.06%

Ratios and supplemental data:
Net assets, end of period	$91,172,593	$121,618,005	$191,459,312	$284,218,555		$1,455,648,440
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.94%	0.88%	0.82%	0.83%		0.80%
Expenses, net of reimbursements and/or recoupments	0.94%	0.87%	0.82%	0.83%		0.80%
Net investment income, before expense reimbursements and/or recoupments	1.59%	1.71%	1.29%	1.66%		1.65%
Net investment income, net of reimbursements and/or recoupments	1.59%	1.72%	1.29%	1.66%		1.65%
Portfolio turnover rate	54%	54%	51%	43%		44%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

52

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$23.17	$26.35	$23.56	$27.05	$22.50

Income (loss) from investment operations:
Net investment income	1.05	0.95	1.39	2.12	0.62
Net gains (losses) on investments (both realized and unrealized)	1.47	(3.07)	3.87	(3.09)	4.95

Total income (loss) from investment operations	2.52	(2.12)	5.26	(0.97)	5.57

Less distributions:
Dividends from net investment income	(0.45)	(0.48)	(1.48)	–	(0.41)
Distributions from net realized gains	(2.25)	(0.58)	(0.99)	(2.52)	(0.61)

Total distributions	(2.70)	(1.06)	(2.47)	(2.52)	(1.02)

Net asset value, end of period	$22.99	$23.17	$26.35	$23.56	$27.05

Total returnA	10.92%	(8.04)%	22.51%	(3.36)%	24.74%

Ratios and supplemental data:
Net assets, end of period	$55,177,185	$68,797,588	$96,839,009	$121,683,174	$587,724,123
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%	1.13%	1.08%	1.10%	1.08%
Expenses, net of reimbursements and/or recoupments	1.18%	1.13%	1.08%	1.10%	1.08%
Net investment income, before expense reimbursements and/or recoupments	1.36%	1.46%	1.04%	1.44%	1.37%
Net investment income, net of reimbursements and/or recoupments	1.36%	1.46%	1.04%	1.44%	1.37%
Portfolio turnover rate	54%	54%	51%	43%	44%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

53

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$23.02	$26.18	$23.43	$26.92	$22.41

Income (loss) from investment operations:
Net investment income	0.36	0.41	0.45	0.84	0.58
Net gains (losses) on investments (both realized and unrealized)	2.12	(2.50)	4.78	(1.81)	4.95

Total income (loss) from investment operations	2.48	(2.09)	5.23	(0.97)	5.53

Less distributions:
Dividends from net investment income	(0.44)	(0.49)	(1.49)	–	(0.41)
Distributions from net realized gains	(2.25)	(0.58)	(0.99)	(2.52)	(0.61)

Total distributions	(2.69)	(1.07)	(2.48)	(2.52)	(1.02)

Net asset value, end of period	$22.81	$23.02	$26.18	$23.43	$26.92

Total returnA	10.81%	(8.00)%	22.51%	(3.38)%	24.70%

Ratios and supplemental data:
Net assets, end of period	$18,676,222	$19,853,284	$26,438,159	$24,734,491	$58,637,332
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23%	1.12%	1.08%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.23%	1.12%	1.07%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.30%	1.47%	1.05%	1.40%	1.35%
Net investment income, net of reimbursements and/or recoupments	1.30%	1.47%	1.06%	1.40%	1.35%
Portfolio turnover rate	54%	54%	51%	43%	44%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

54

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023		2022		2021	2020	2019

Net asset value, beginning of period	$22.11		$25.17		$22.60	$26.25	$21.86

Income (loss) from investment operations:
Net investment income	0.13	A	0.17	A	0.21	0.22	0.21
Net gains (losses) on investments (both realized and unrealized)	2.09		(2.37)		4.63	(1.35)	4.99

Total income (loss) from investment operations	2.22		(2.20)		4.84	(1.13)	5.20

Less distributions:
Dividends from net investment income	(0.24)		(0.28)		(1.28)	–	(0.20)
Distributions from net realized gains	(2.25)		(0.58)		(0.99)	(2.52)	(0.61)

Total distributions	(2.49)		(0.86)		(2.27)	(2.52)	(0.81)

Net asset value, end of period	$21.84		$22.11		$25.17	$22.60	$26.25

Total returnB	10.08%		(8.73)%		21.58%	(4.08)%	23.79%

Ratios and supplemental data:
Net assets, end of period	$16,771,478		$20,717,120		$29,384,166	$30,186,523	$59,409,216
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.94%		1.88%		1.84%	1.83%	1.81%
Expenses, net of reimbursements and/or recoupments	1.94%		1.88%		1.83%	1.83%	1.81%
Net investment income, before expense reimbursements and/or recoupments	0.59%		0.72%		0.28%	0.69%	0.63%
Net investment income, net of reimbursements and/or recoupments	0.59%		0.72%		0.29%	0.69%	0.63%
Portfolio turnover rate	54%		54%		51%	43%	44%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

55

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2023	2022		2021	2020	2019

Net asset value, beginning of period	$23.32	$26.53		$23.71	$27.12	$22.59

Income (loss) from investment operations:
Net investment income	0.23	0.45	A	0.53	0.24	0.49
Net gains (losses) on investments (both realized and unrealized)	2.39	(2.50)		4.87	(1.12)	5.20

Total income (loss) from investment operations	2.62	(2.05)		5.40	(0.88)	5.69

Less distributions:
Dividends from net investment income	(0.55)	(0.58)		(1.59)	(0.01)	(0.55)
Distributions from net realized gains	(2.25)	(0.58)		(0.99)	(2.52)	(0.61)

Total distributions	(2.80)	(1.16)		(2.58)	(2.53)	(1.16)

Net asset value, end of period	$23.14	$23.32		$26.53	$23.71	$27.12

Total returnB	11.29%	(7.74)%		22.99%	(3.03)%	25.17%

Ratios and supplemental data:
Net assets, end of period	$23,587,323	$25,796,145		$71,972,572	$97,789,536	$227,580,520
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84%	0.77%		0.72%	0.73%	0.70%
Expenses, net of reimbursements and/or recoupments	0.84%	0.77%		0.72%	0.73%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.71%	1.81%		1.39%	1.77%	1.76%
Net investment income, net of reimbursements and/or recoupments	1.71%	1.81%		1.39%	1.77%	1.76%
Portfolio turnover rate	54%	54%		51%	43%	44%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

56

American Beacon FundsSM

Federal Tax Information

December 31, 2023 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2023. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2023.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2023. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Bridgeway Large Cap Growth	100.00%
Bridgeway Large Cap Value	100.00%

Qualified Dividend Income:

Bridgeway Large Cap Growth	100.00%
Bridgeway Large Cap Value	100.00%

Long-Term Capital Gain Distributions:

Bridgeway Large Cap Growth	$799,431
Bridgeway Large Cap Value	$28,058,228

Short-Term Capital Gain Distributions:

Bridgeway Large Cap Growth	$0
Bridgeway Large Cap Value	$4,183,174

Shareholders received notification in January 2024 of the applicable tax information necessary to prepare their 2023 income tax returns.

57

Disclosure Regarding the Approval of New Management and Investment

Advisory Agreements (Unaudited)

On December 29, 2023, Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc. (“Manager”), and certain of its affiliates (collectively, “Resolute”), and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) Resolute Investment Holdings, LLC (“RIH”), Resolute Topco, Inc. (“Topco”), which was a wholly-owned subsidiary of RIH prior to the Closing, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. This change in control was deemed to be an “assignment” under the Investment Company Act of 1940 Act, as amended (“1940 Act”), of the (i) existing management agreement (“Prior Management Agreement”) between the Manager and American Beacon Funds (“Trust”) with respect to the American Beacon Bridgeway Large Cap Growth Fund (“LCG Fund”) and American Beacon Bridgeway Large Cap Value Fund (together with the LCG Fund, the “Funds”) and other series of the Trust (“Other Funds”), and (ii) existing investment advisory agreement (“Prior Investment Advisory Agreement”) among the Manager, Bridgeway Capital Management, LLC (“Sub-Advisor”) and the Trust, on behalf of the Funds. As required by the 1940 Act, the Prior Management Agreement and Prior Investment Advisory Agreement (collectively, the “Prior Agreements”) provided for their automatic termination in the event of an assignment, and, therefore, terminated upon the Closing.

The Board of Trustees (“Trustees” or “Board”) of the Trust met by videoconference on July 7, 2023, and in-person on July 12, 2023 (“July Meetings”), to discuss the Transaction and consider the effect that the Transaction would have on the Funds and the Other Funds. In addition, the Board received various information from the Manager regarding the intended purposes and framework of the Transaction at its meetings in-person on February 28–March 1, 2023 (“March Meeting”) and June 6–7, 2023, and by videoconference on May 16, 2023 (“May-June Meetings”). Following the March Meeting, the Board designated an ad hoc special committee (“Committee”) to meet with representatives of the Manager and receive updates on the negotiations and, as appropriate, to provide input with respect to the process. Throughout this process, the Board and the Committee were advised by independent legal counsel and received guidance concerning, among other matters, the Trustees’ responsibilities in connection with their consideration with respect to the Funds of a new Management Agreement (“New Management Agreement”), and a new Investment Advisory Agreement (collectively with the New Management Agreement, the “New Agreements”). The Trustees were advised that the New Agreements would replace the Prior Agreements upon the assignment and termination of the Prior Agreements upon the Closing.

In advance of the July Meetings, the Board requested and received detailed information from the Manager regarding the Transaction. In connection with the Transaction, the Board reviewed materials furnished by the Manager, which had been reviewed, as applicable, by representatives of the New Ownership Group, and met with senior representatives of the Manager. The Board also reviewed the material terms of the Transaction and considered its possible effects on the Funds and their shareholders. During these meetings, representatives of the Manager indicated their belief that the Transaction would not adversely affect the continued operation of the Funds, the capabilities of the key personnel of the Manager who currently manage the Funds to continue to provide services to the Funds at the current levels, or the capabilities of the Sub-Advisor to provide the same level of services to the Funds.

In evaluating the New Management Agreement, the Trustees considered that they generally have been satisfied with the nature and quality of the services provided to the Funds by the Manager, including investment advisory and administrative services, and that the Funds would be best served by an arrangement that appeared likely to maintain the continuity and stability of these services. Accordingly, the Board considered information communicated by the Manager regarding the anticipated benefits of the substantially strengthened capital structure of Resolute that would result from the Transaction, and the related positive anticipated impact on the Manager’s resources available for future staffing, compensation, and staff retention. The Manager’s representatives also indicated that they believe that the Transaction best facilitates continuity of management and view such continuity as beneficial to the long-term success of the Funds, but noted that there could be no assurance of any particular benefits that may result.

58

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

In connection with the Board’s determination to approve the New Agreements, the Trustees considered, among other information, the following factors as they relate to the Transaction:

•

The manner in which the Funds’ assets are managed will not change as a result of the Transaction, and the same people who currently manage the Funds’ assets are expected to continue to do so after the Transaction;

•	The fee rates payable by each Fund under the New Agreements are the same as the fee rates payable under the Prior Agreements;

•

The Manager’s commitment to maintaining the contractual fee waiver/expense reimbursement agreement that is currently in effect with respect to the LCG Fund for a period of two years following the Closing to ensure that shareholders do not face an increase in expenses;

•	The New Agreements are identical in all material respects to the Prior Agreements;

•	The Manager and the Sub-Advisor would provide the same services to the Funds pursuant to the New Agreements as they had been providing under the Prior Agreements;

•

The Manager’s personnel who will provide management services to the Funds are not expected to change and the commitment of the New Ownership Group to retain key personnel currently employed by the Manager who currently provide services to the Funds;

•	The Sub-Advisor’s personnel who will provide advisory services to the Funds are not expected to change;

•

Resolute’s substantially strengthened capital structure following the Closing, which the Manager represented would enable Resolute to continue to provide the Manager with the financial resources necessary to continue to operate and grow the Funds;

•

The anticipated governance structure to be employed in the management of RIM and that following the Transaction the Manager is expected to maintain continuity of management, a similar degree of operational autonomy and its current culture of compliance;

•	The various measures in place and/or prepared to be employed to address any potential impact of the Transaction on the Manager’s business, including its day-to-day operations;

•	The anticipated absence of any adverse impact of the Transaction on the Funds’ Sub-Advisor and other key service providers;

•

The alignment of the strategic business objectives of the New Ownership Group with regard to its investment in the Manager and the Manager’s activities with respect to the Trust, which objectives are consistent with the Manager’s current objectives;

•

Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as the Manager and, indirectly, the New Ownership Group will bear the costs, fees and expenses incurred by the Funds in connection with the Transaction, including the proxy statement, the fees and expenses of accountants and attorneys relating to the Transaction, and the fees and expenses of the Board and the Committee for meetings held in connection with the Transaction;

•

The Funds may realize benefits as a result of the Transaction, including that the Transaction is expected to maintain continuity of management of the Funds and may reduce the potential vulnerability to a future change in control of the Manager that could be adverse to the Funds’ interests and affect the retention of key employees providing services to the Funds;

•

The Manager’s representation that there had been no material changes or developments relating to the Manager or the Sub-Advisor since the May-June Meetings, other than the changes or developments subsequently reported to the Board; and

•	The Trustees had requested and evaluated information relevant to the renewal of the Prior Agreements at their May-June Meetings.

59

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

In light of the proximity of the Board’s consideration of the renewal of the Prior Agreements at the May-June Meetings, the Trustees determined that it was not necessary to repeat certain aspects of the review conducted in connection with the approvals made the prior month. Based on the process undertaken and the considerations weighed by the Board with respect to the renewal of the Prior Agreements, and the Board’s due diligence review in connection with the Transaction during the July Meetings, the Board approved the New Agreements at the July 12, 2023 meeting, and recommended that, to the extent required, the shareholders of the Funds also approve the New Agreements. The factors considered by the Board in connection with the approval of the Prior Agreements are described in the section of the Funds’ Semi-Annual Report dated June 30, 2023 titled “Disclosure Regarding Approvals of the Management and Investment Advisory Agreements.”

60

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. The shareholders of the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (the “Funds”), portfolios of the Trust, approved a new Management Agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Funds, that became effective December 29, 2023 following the change in control of American Beacon. Approval of this proposal required a majority of the outstanding voting securities of each Fund.

The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
American Beacon Bridgeway Large Cap Growth Fund	3,448,954.82	161,191.67	355,518.26	2,253,359.98
American Beacon Bridgeway Large Cap Value Fund	6,759,450.81	217,822.15	585,922.41	7,166,012.35

61

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-eight funds in the fund complex that includes the Trust, the American Beacon Select Funds, and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Eugene J. Duffy (1954)**	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial Administrative Corporation (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-2016); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (1969)	Trustee since 2015	Chief Financial Officer (2022-Present), The Conrad Prebys Foundation; President, SJVIIF, LLC, Impact Investment Fund (2018-2022); Director, Kura MD, Inc. (local telehealth organization) (2015-2017); Senior Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-2022); Senior Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-2022); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Valley Healthcare Staffing (2017–2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Joseph B. Armes (1962)	Trustee since 2015	Director, Switchback Energy Acquisition (2019-2021); Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-2017) (investment company); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Gerard J. Arpey (1958)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Director, The Home Depot, Inc. (2015-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

62

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (1960)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End and Open-End Funds (2017-2021); Chair, (2019-Present), Vice Chair (2018), Trustee (2004-Present), American Beacon Select Funds; Chair (2019-Present), Vice Chair (2018), Trustee (2017-Present), American Beacon Institutional Funds Trust; Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Sound Point Enhanced Income Fund (2018–2021); Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Apollo Total Return Fund (2018–2021).

Claudia A. Holz (1957)	Trustee since 2018	Independent Director, Blue Owl Capital, Inc. (2021-Present); Partner, KPMG LLP (1990–2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Douglas A. Lindgren (1961)	Trustee since 2018	Director, JLL Income Property Trust (2022-Present); CEO North America, Carne Global Financial Services (2016-2017); Consultant, Carne Financial Services (2017-2019); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

Barbara J. McKenna, CFA (1963)	Trustee since 2012	President/Managing Principal, Longfellow Investment Management Company (2005-Present, President since 2009); Member, External Diversity Council of the Federal Reserve Bank of Boston (2021-Present); Member, Federal Reserve Bank of Boston CEO Roundtable (2021-Present); Board Advisor, United States Tennis Association (2021-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018–2021); Trustee, American Beacon Apollo Total Return Fund (2018–2021).

63

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS	Term
One Year

Jeffrey K. Ringdahl (1975)	President since 2022 Vice President (2010-2022)	Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2010-2022), Senior Vice President (2013-2018), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present); Chief Operating Officer (2018-2022), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director (2017-Present), President & Chief Executive Officer (2022-Present), Executive Vice President (2017-2022), Resolute Investment Distributors, Inc.; Director (2017-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2018-2022), Resolute Investment Services, Inc.; President (2022-Present), Senior Vice President (2017-2022), Manager (2015-Present), American Private Equity Management, L.L.C.; Trustee, American Beacon NextShares Trust (2015-2020); Director, Executive Vice President & Chief Operating Officer, Alpha Quant Advisors, LLC (2016-2020); Director, Shapiro Capital Management, LLC (2017-Present); Director and Executive Vice President, Continuous Capital, LLC (2018-2022); Director, RSW Investments Holdings LLC (2019-Present); Manager, SSI Investment Management, LLC (2019-Present); Director, National Investment Services of America, LLC (2019-Present); Director (2014-Present), President (2022-Present), Vice President (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director (2018-Present), President (2022-Present), (Vice President (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; President (2022-Present); Vice President (2010-2022), Director and President, American Beacon Cayman Multi-Alternatives Company, Ltd.; (2023-Present); Director and President, American Beacon Cayman Trend Company, Ltd. (2023-Present); American Beacon Select Funds; President (2022-Present), Vice President (2017-2022), American Beacon Institutional Funds Trust; Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

64

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (1959)	VP, Secretary and Chief Legal Officer since 2006	Senior Vice President (2021-Present), Vice President (2006-2021), Secretary and General Counsel (2006-Present), American Beacon Advisors, Inc.; Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015–Present); Senior Vice President (2021-Present), Vice President (2015-2021), Secretary and General Counsel (2015-Present), Resolute Investment Managers, Inc.; Secretary, Resolute Investment Distributors, Inc. (2017-Present); Senior Vice President (2021-Present), Vice President (2017-2021), Secretary and General Counsel (2017-Present), Resolute Investment Services, Inc.; Secretary, American Private Equity Management, L.L.C. (2008-Present); Secretary and General Counsel, Alpha Quant Advisors, LLC (2016-2020); Vice President and Secretary, Continuous Capital, LLC (2018-2022); Secretary, Green Harvest Asset Management (2019-2021); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Legal Officer, Vice President and Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Gregory J. Stumm (1981)	VP since 2022	Senior Vice President, American Beacon Advisors, Inc. (2022-Present); Senior Vice President, Resolute Investment Managers, Inc. (2022-Present); Director and Senior Vice President, Resolute Investment Distributors, Inc. (2022-Present); Senior Vice President, Resolute Investment Services, Inc. (2022-Present); Vice President, American Beacon Select Funds (2022-Present); Vice President, American Beacon Institutional Funds Trust (2022-Present).

Paul B. Cavazos (1969)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); American Private Equity Management, L.L.C. (2017–Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Erica Duncan (1970)	VP since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

65

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (1961)	VP since 2021	Senior Vice President (2021-Present), Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Senior Vice President (2021-Present), Treasurer and CFO (2017-Present), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present); Treasurer and CFO (2017-Present), Resolute Investment Services, Inc.; Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-2020); Treasurer and CFO, Continuous Capital, LLC (2018-2022); Director (2014-Present), Vice President (2022-Present) and Treasurer (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director and Vice President (2022-Present), and Treasurer(2018-2022), American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Director and Vice President, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Director and Vice President, American Beacon Cayman Trend Company, Ltd. (2023-Present) Principal Accounting Officer and Treasurer (2010-2021); American Beacon Funds; Vice President (2021-Present), Principal Accounting Officer (2017-2021) and Treasurer (2010-2021), American Beacon Select Funds; Vice President (2021–Present), Principal Accounting Officer and Treasurer (2017-2021), American Beacon Institutional Funds Trust; Vice President (2021), Principal Accounting Officer and Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Vice President (2021), Principal Accounting Officer and Treasurer, American Beacon Apollo Total Return Fund (2018-2021).

Terri L. McKinney (1963)	VP since 2010	Senior Vice President (2021-Present), Vice President (2009-2021), American Beacon Advisors, Inc.; Senior Vice President (2021–Present); Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2018-2021), Resolute Investment Services, Inc; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President, Continuous Capital, LLC (2018-2022); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Samuel J. Silver (1963)	VP since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

66

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Christina E. Sears (1971)	Chief Compliance Officer since 2004	Chief Compliance Officer (2004-Present), Vice President (2019-Present); American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Vice President, Resolute Investment Services, Inc. (2019-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present); Chief Compliance Officer, Green Harvest Asset Management, LLC (2019-2021); Chief Compliance Officer, RSW Investments Holdings, LLC (2019-Present); Chief Compliance Officer (2016-2019) and Vice President (2016-2020), Alpha Quant Advisors, LLC; Chief Compliance Officer (2018-2019), Vice President (2018-2022), Continuous Capital, LLC; Assistant Secretary, American Beacon Funds (1999-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Sonia L. Bates (1956)	Principal Accounting Officer and Treasurer since 2021	Assistant Treasurer, American Beacon Advisors, Inc. (2023-Present); Vice President, Fund and Tax Reporting (2023-Present), Director, Fund and Tax Reporting (2011-2023), Resolute Investment Services, Inc.; Assistant Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Treasurer (2022-Present), Assistant Treasurer (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Funds (2011-2021); Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2011-2021), American Beacon Select Funds; Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2017-2021), American Beacon Institutional Funds Trust; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Apollo Total Return Fund.

Shelley L. Dyson (1969)	Assistant Treasurer since 2021	Fund Tax Manager (2020-Present), Manager, Tax (2014-2020), Resolute Investment Services, Inc.; Assistant Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Select Funds (2021-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2021-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2021); Assistant Treasurer, American Beacon Apollo Total Return Fund (2021).

67

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Shelley D. Abrahams (1974)	Assistant Secretary since 2008	Corporate Governance Manager (2023-Present), Senior Corporate Governance & Regulatory Specialist (2020-2023), Corporate Governance & Regulatory Specialist (2017-2020), Resolute Investment Services, Inc.; Assistant Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Rebecca L. Harris (1966)	Vice President since 2022	Senior Vice President (2021-Present), Vice President (2011-2021), American Beacon Advisors, Inc.; Senior Vice President (2021-Present), Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2015-Present), Resolute Investment Services; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President (2018-Present), Director (2022) Continuous Capital, LLC; Director, National Investment Services of America, LLC (2022-Present); Director, RSW Investments Holdings LLC (2022-Present); Director Shapiro Capital Management LLC (2022-Present); Director, SSI Investment Management LLC (2022-Present); Assistant Secretary, American Beacon Funds (2010-2022); Vice President (2022-Present), Assistant Secretary (2010-2022), American Beacon Select Funds; Vice President (2022-Present), Assistant Secretary (2017-2022), American Beacon Institutional Funds Trust; Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Teresa A. Oxford (1958)	Assistant Secretary since 2015	Assistant Secretary and Associate General Counsel, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-2021); Assistant Secretary and Associate General Counsel, Resolute Investment Managers, Inc. (2017-Present); Assistant Secretary and Associate General Counsel, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-2020); Assistant Secretary, Continuous Capital, LLC (2020-2022); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Duffy is being deemed to be an “interested person” of the Trust, as defined by the Investment Company Act of 1940, as amended, by virtue of his position with Mesirow Financial, Inc., a broker-dealer.

68

American Beacon FundsSM

Privacy Policy

December 31, 2023 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

69

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72

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bridgeway Large Cap Growth Fund, and American Beacon Bridgeway Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 12/23

American Beacon® FUNDS

2023 ANNUAL REPORT

December 31, 2023

STEPHENS MID-CAP GROWTH FUND

STEPHENS SMALL CAP GROWTH FUND

Stephens 1223

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

STEPHENS MID-CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

STEPHENS SMALL CAP GROWTH FUND

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the words of Theodor Seuss Geisel, the beloved children’s author and cartoonist known as Dr. Seuss, “Only you can control your future.”

While we as individuals cannot control everything that’s happening in the world around us or within the global economy and markets, we can take steps to diversify our risk exposure as we seek to preserve and grow our personal savings. By making prudent adjustments to our investment portfolios with the help of trusted financial professionals, we may be better positioned to withstand the negative financial forces we’re likely to encounter in our lifetime – especially during periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies to help you potentially collect the fruits of your labor over the fullness of time. We work diligently to cultivate relationships with the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

Domestic Equity Market Overview

December 31, 2023 (Unaudited)

During the 12-month period ended December 31, 2023, in which remarkable market dynamics were at play, the “Magnificent Seven” – consisting of Apple, Inc.; Amazon.com, Inc.; Alphabet, Inc.; NVIDIA Corp.; Meta Platforms, Inc.; Microsoft Corp. and Tesla, Inc. – stood out on the 2023 stage and drove much of the domestic equity performance. For the year, the broader market posted solid gains as the Russell 3000® Index returned 26.0%. Large-capitalization companies led the way; the Russell 1000® Index, representing large caps, returned 26.5% and the Russell 2000® Index, representing small caps, returned 16.9%. Significant gains in the Magnificent Seven, along with the hope of gains from artificial intelligence, led to considerable outperformance by the Growth indexes: the Russell 3000® Growth Index rose 41.2% compared to the Russell 3000 Value Index return of 11.7%. Non-dividend-paying companies significantly outperformed those paying a regular dividend, especially in the large-cap space.

Nonetheless, the financial landscape of 2023 was not without turbulence. A regional banking crisis unfolded in March, instigated by a succession of losses on bond portfolios and aggressive bank runs, culminating in the failure of four U.S. regional banks. Silicon Valley Bank (“SVB”) and First Republic Bank were the most prominent of the failures, which sent shockwaves throughout the banking system. Although the Federal Reserve (“Fed”) intervened on a Friday, its implementation was delayed until the following Monday, enabling SVB depositors to withdraw cash throughout the weekend, an unforeseen repercussion of 24-hour banking that hastened the bank’s collapse. Concerned that this might be the canary in another global financial crisis coal mine, investors fled from equities to the perceived safety of bonds. However, this effect was short-lived. Despite renewed tensions in the Middle East, a U.S. credit downgrade and debt-ceiling concerns, risk assets powered ahead from a narrow, technology-led base.

Ultimately, the Fed and larger creditors like JPMorgan Chase & Co. stepped up to help, providing emergency loans, acquiring assets and reassuring the public. As a result, interest rates stabilized and a higher-for-longer narrative surrounding interest rates emerged. This sentiment changed as the conclusion of 2023 was marked by dovish signals from the Fed and a potential pivot in fiscal policy to reduce interest rates in 2024.

2

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 25.22% for the twelve months ended December 31, 2023. The Fund underperformed the Russell Midcap® Growth Index (the “Index”) return of 25.87% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2013 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2013- 12/31/2023
R5 Class (1,2,8)	SFMIX	25.55%	0.53%	13.44%	10.39%	$26,879
Y Class (1,3,8)	SMFYX	25.51%	0.48%	13.36%	10.29%	$26,641
Investor Class (1,8)	STMGX	25.22%	0.26%	13.09%	10.03%	$25,997
A without Sales Charge (1,4,8)	SMFAX	25.16%	0.23%	13.07%	9.99%	$25,916
A with Sales Charge (1,4,8)	SMFAX	17.97%	(1.73)%	11.74%	9.34%	$24,431
C without Sales Charge (1,5,8)	SMFCX	24.24%	(0.52)%	12.23%	9.33%	$24,411
C with Sales Charge (1,5,8)	SMFCX	23.24%	(0.52)%	12.23%	9.33%	$24,411
R6 Class (1,6,8)	SFMRX	25.56%	0.54%	13.46%	10.40%	$26,907

Russell Midcap® Growth Index (7)		25.87%	1.31%	13.81%	10.57%	$27,313

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2007 through 2013, partially recovered in 2014, fully recovered in 2015, and waived in 2018, 2019 and 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

3

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

2.	A portion of the fees charged to the R5 Class was waived from Class inception (August 31, 2006) through 2023. Performance prior to waiving fees was lower than the actual returns shown.

3.

A portion of the fees charged to the Y Class was waived in 2012 and 2013, partially recovered in 2014, fully recovered in 2015, and waived from 2017 to 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived.

4.

A portion of the fees charged to the A Class was waived in 2012 and 2013, fully recovered in 2015, waived in 2016 and 2018, partially recovered in 2019 and waived in 2020, 2021, and 2023. Performance prior to waiving fees was lower than the actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

A portion of the fees charged to the C Class was waived from 2012 through 2014, fully recovered in 2015, waived in 2016 and 2018, partially recovered in 2019, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 9.78% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 12/31/2013 up to 12/31/2018, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/31/2013. A portion of the fees charged to the R6 Class was waived from Class inception through 2021 and in 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

7.

The Russell Midcap® Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Stephens Mid-Cap Growth Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell MidCap Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.90%, 0.98%, 1.23%, 1.22%, 1.97%, and 0.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to negative stock selection during the year, while sector allocation within the Fund was positive for the same period.

From a stock selection standpoint, stocks within the Information Technology and Financials sectors detracted from relative returns during the period. Within the Information Technology sector, owning Envestnet, Inc. (down 19.7%) and not owning Synopsis, Inc. (up 61.3%) detracted from relative performance. Within the Financials sector, owning Ryan Specialty Holdings, Inc. (up 3.1%) and not owning Apollo Global Management, Inc. (up 49.4%) detracted from relative performance. On the other hand, stock selection in Energy and Consumer Discretionary sectors helped the Fund’s performance relative to the Index. Within the Energy sector, contributors included owning TechnipFMC PLC (up 67.1%) and not owning Devon Energy Corp. (down 21.9%). Within the Consumer Discretionary sector, contributors included Wingstop, Inc. (up 88.5%) and Lululemon Athletica, Inc. (up 59.2%).

From a sector allocation standpoint, the Fund’s overweight allocation to the Information Technology sector and underweight allocation to the Materials sector contributed during the period. Offsetting a portion of this performance were the Fund’s underweight allocations to the Financials and Industrials sectors which detracted from relative returns for the period.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

4

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		2.3
Cadence Design Systems, Inc.		2.1
Copart, Inc.		1.8
Dexcom, Inc.		1.8
Manhattan Associates, Inc.		1.8
Tradeweb Markets, Inc., Class A		1.8
Palo Alto Networks, Inc.		1.7
Take-Two Interactive Software, Inc.		1.7
Axon Enterprise, Inc.		1.6
Verisk Analytics, Inc.		1.6

Total Fund Holdings	93

Sector Allocation (% Equities)
Information Technology		30.5
Health Care		16.4
Industrials		14.5
Consumer Discretionary		13.8
Communication Services		7.9
Financials		7.9
Energy		4.2
Consumer Staples		3.7
Real Estate		1.1

5

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 19.18% for the twelve months ended December 31, 2023. The Fund outperformed the Russell 2000® Growth Index (the “Index”) return of 18.66% for the same period.

Comparison of Change in Value of a $10,000 Investment for the period from 12/31/2013 through 12/31/2023

Total Returns for the Period Ended December 31, 2023

	Ticker	1 Year	3 Years	5 Years	10 Years	Value of $10,000 12/31/2013- 12/31/2023
R5 Class (1,2,8)	STSIX	19.51%	(0.77)%	10.56%	7.55%	$20,700
Y Class (1,3,8)	SPWYX	19.42%	(0.85)%	10.49%	7.47%	$20,546
Investor Class (1,8)	STSGX	19.18%	(1.09)%	10.21%	7.23%	$20,091
A without Sales Charge (1,4,8)	SPWAX	19.20%	(1.07)%	10.23%	7.20%	$20,033
A with Sales Charge (1,4,8)	SPWAX	12.37%	(3.00)%	8.94%	6.56%	$18,883
C without Sales Charge (1,5,8)	SPWCX	18.22%	(2.26)%	9.10%	6.89%	$19,464
C with Sales Charge (1,5,8)	SPWCX	17.22%	(2.26)%	9.10%	6.89%	$19,464
R6 Class (1,6,8)	STSRX	19.46%	(0.77)%	10.59%	7.56%	$20,730

Russell 2000® Growth Index (7)		18.66%	(3.50)%	9.22%	7.16%	$19,966

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Investor Class was waived from 2005 through 2013, fully recovered in 2014, waived in 2015, fully recovered in 2017, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the R5 Class was waived from 2006 through 2013, fully recovered in 2014, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

6

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

3.

A portion of the fees charged to the Y Class was waived in 2012 and 2013, fully recovered in 2014, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

4.

A portion of the fees charged to the A Class was waived in 2012, partially recovered in 2013 and 2014, fully recovered in 2015, and waived in 2020 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. A Class shares have a maximum sales charge of 5.75%.

5.

A portion of the fees charged to the C Class was waived in 2012, partially recovered in 2013 and 2014, fully recovered in 2015, and waived from 2019 to 2023. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived. C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. The performance for C Class shares reflects the conversion of C Class shares to A Class shares after 8 years. If the conversion was not reflected, the ten-year return would have been 8.14% with and without Sales Charge. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 12/31/2013 up to 4/30/2019, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 12/31/2013. A portion of the fees charged to the R6 Class has been waived since Class inception. Performance prior to waiving fees was lower than actual returns shown for periods when fees were waived.

7.

The Russell 2000® Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index and Russell 2000 Growth Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Stephens Small Cap Growth Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell Small Cap Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

8.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 1.08%, 1.13%, 1.35%, 1.43%, 2.17%, and 1.04%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both security selection and sector allocation during the year.

From a stock selection standpoint, stocks within the Information Technology and Industrials sectors contributed the most to relative returns. In the Information Technology sector, contributing stocks included Manhattan Associates, Inc. (up 78.1%) and CyberArk Software Ltd. (up 68.9%). Within the Industrials sector, contributing stocks included Kratos Defense & Security Solutions, Inc. (up 95.8%) and Trex Company, Inc. (up 94.5%). In contrast, stock selection in the Health Care and Financials sectors detracted from the Fund’s relative returns. Within the Health Care sector, detractors for the period included Halozyme Therapeutics, Inc. (down 35.3%) and Tandem Diabetics Care, Inc. (down 35.4%). Within the Financials sector, detractors included PRA Group, Inc. (down 40.4%) and Ryan Specialty Holdings, Inc. (up 3.1%).

From a sector allocation standpoint, the Fund’s overweight allocation to the Information Technology sector and lack of exposure to the Utilities sector contributed to the Fund’s relative performance during the period. Conversely, the Fund’s overweight allocation to the Financials sector detracted from the Fund’s relative performance.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in small capitalization stocks with above-average growth potential.

7

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2023 (Unaudited)

Top Ten Holdings (% Net Assets)
FirstCash Holdings, Inc.		2.2
CyberArk Software Ltd.		2.1
SPS Commerce, Inc.		2.0
Axon Enterprise, Inc.		1.9
BellRing Brands, Inc.		1.9
Manhattan Associates, Inc.		1.9
Viper Energy, Inc.		1.9
Kratos Defense & Security Solutions, Inc.		1.8
Onto Innovation, Inc.		1.8
Celsius Holdings, Inc.		1.7

Total Fund Holdings	94

Sector Allocation (% Equities)
Information Technology		26.6
Industrials		22.0
Health Care		19.5
Financials		11.2
Consumer Discretionary		7.3
Consumer Staples		7.2
Energy		5.0
Materials		1.2

8

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

9

American Beacon FundsSM

Expense Examples

December 31, 2023 (Unaudited)

American Beacon Stephens Mid-Cap Growth Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023 - 12/31/2023*
R5 Class
Actual	$1,000.00	$1,079.10	$4.66
Hypothetical**	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$1,079.00	$4.98
Hypothetical**	$1,000.00	$1,020.42	$4.84
Investor Class
Actual	$1,000.00	$1,077.70	$6.02
Hypothetical**	$1,000.00	$1,019.41	$5.85
A Class
Actual	$1,000.00	$1,077.50	$6.28
Hypothetical**	$1,000.00	$1,019.16	$6.11
C Class
Actual	$1,000.00	$1,073.40	$10.14
Hypothetical**	$1,000.00	$1,015.43	$9.86
R6 Class
Actual	$1,000.00	$1,079.00	$4.61
Hypothetical**	$1,000.00	$1,020.77	$4.48

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.95%, 1.15%, 1.20%, 1.94%, and 0.88% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Stephens Small Cap Growth Fund

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period 7/1/2023 - 12/31/2023*
R5 Class
Actual	$1,000.00	$1,070.90	$5.17
Hypothetical**	$1,000.00	$1,020.22	$5.04
Y Class
Actual	$1,000.00	$1,069.80	$5.48
Hypothetical**	$1,000.00	$1,019.91	$5.35
Investor Class
Actual	$1,000.00	$1,069.30	$6.62
Hypothetical**	$1,000.00	$1,018.80	$6.46
A Class
Actual	$1,000.00	$1,069.00	$6.68
Hypothetical**	$1,000.00	$1,018.75	$6.51
C Class
Actual	$1,000.00	$1,064.30	$10.72
Hypothetical**	$1,000.00	$1,014.82	$10.46
R6 Class
Actual	$1,000.00	$1,070.80	$5.01
Hypothetical**	$1,000.00	$1,020.37	$4.89

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.05%, 1.27%, 1.28%, 2.06%, and 0.96% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

10

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (two of the constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

11

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 93.73%

Communication Services - 7.43%

Entertainment - 7.17%
Electronic Arts, Inc.	71,563	$9,790,534
Live Nation Entertainment, Inc.A	92,498	8,657,813
Spotify Technology SAA	54,401	10,222,492
Take-Two Interactive Software, Inc.A	71,073	11,439,199
Warner Music Group Corp., Class A	240,739	8,616,049

		48,726,087

Interactive Media & Services - 0.26%
ZoomInfo Technologies, Inc.A	94,343	1,744,402

Total Communication Services		50,470,489

Consumer Discretionary - 12.90%

Distributors - 0.77%
Pool Corp.	13,146	5,241,442

Diversified Consumer Services - 0.75%
Bright Horizons Family Solutions, Inc.A	54,415	5,128,070

Hotels, Restaurants & Leisure - 2.95%
Domino’s Pizza, Inc.	24,703	10,183,318
Wingstop, Inc.	38,387	9,849,336

		20,032,654

Specialty Retail - 5.81%
Burlington Stores, Inc.A	55,584	10,809,976
Five Below, Inc.A	34,569	7,368,728
Ross Stores, Inc.	66,939	9,263,688
Tractor Supply Co.	33,211	7,141,362
Ulta Beauty, Inc.A	9,982	4,891,080

		39,474,834

Textiles, Apparel & Luxury Goods - 2.62%
Deckers Outdoor Corp.A	13,494	9,019,794
Lululemon Athletica, Inc.A	17,162	8,774,759

		17,794,553

Total Consumer Discretionary		87,671,553

Consumer Staples - 3.47%

Beverages - 3.47%
Brown-Forman Corp., Class B	111,797	6,383,609
Celsius Holdings, Inc.A B	167,130	9,111,928
Monster Beverage Corp.A	140,043	8,067,877

		23,563,414

Total Consumer Staples		23,563,414

Energy - 3.92%

Energy Equipment & Services - 0.96%
Baker Hughes Co.	191,700	6,552,306

Oil, Gas & Consumable Fuels - 2.96%
Coterra Energy, Inc.	213,146	5,439,486
Diamondback Energy, Inc.	51,291	7,954,208
Southwestern Energy Co.A	1,023,160	6,701,698

		20,095,392

Total Energy		26,647,698

See accompanying notes

12

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 93.73% (continued)

Financials - 7.43%

Capital Markets - 3.00%
MarketAxess Holdings, Inc.	27,772	$8,133,030
Tradeweb Markets, Inc., Class A	135,085	12,276,525

		20,409,555

Consumer Finance - 1.51%
FirstCash Holdings, Inc.	94,563	10,249,684

Financial Services - 1.53%
Toast, Inc., Class AA B	207,568	3,790,191
WEX, Inc.A	33,836	6,582,794

		10,372,985

Insurance - 1.39%
Kinsale Capital Group, Inc.	7,954	2,663,874
Ryan Specialty Holdings, Inc.A	156,805	6,745,751

		9,409,625

Total Financials		50,441,849

Health Care - 15.34%

Biotechnology - 1.33%
Exelixis, Inc.A	376,315	9,027,797

Health Care Equipment & Supplies - 6.20%
Dexcom, Inc.A	96,490	11,973,444
Hologic, Inc.A	94,451	6,748,524
IDEXX Laboratories, Inc.A	15,823	8,782,556
Insulet Corp.A	21,549	4,675,702
ResMed, Inc.	45,636	7,850,305
Tandem Diabetes Care, Inc.A	71,518	2,115,502

		42,146,033

Health Care Providers & Services - 1.79%
Acadia Healthcare Co., Inc.A	81,807	6,361,312
Henry Schein, Inc.A	76,441	5,787,348

		12,148,660

Health Care Technology - 0.87%
Veeva Systems, Inc., Class AA	30,550	5,881,486

Life Sciences Tools & Services - 4.87%
Azenta, Inc.A	57,716	3,759,620
Bio-Techne Corp.	76,930	5,935,919
ICON PLCA	54,155	15,329,656
Illumina, Inc.A	21,430	2,983,913
Repligen Corp.A	28,242	5,077,912

		33,087,020

Pharmaceuticals - 0.28%
Pacira BioSciences, Inc.A	56,281	1,898,921

Total Health Care		104,189,917

Industrials - 13.62%

Aerospace & Defense - 3.63%
Axon Enterprise, Inc.A	42,597	11,004,083
HEICO Corp., Class A	49,417	7,038,957

See accompanying notes

13

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 93.73% (continued)

Industrials - 13.62% (continued)

Aerospace & Defense - 3.63% (continued)
L3Harris Technologies, Inc.	31,572	$6,649,695

		24,692,735

Building Products - 0.63%
Trex Co., Inc.A	51,437	4,258,469

Commercial Services & Supplies - 1.83%
Copart, Inc.A	253,620	12,427,380

Electrical Equipment - 1.86%
Generac Holdings, Inc.A	13,039	1,685,161
Rockwell Automation, Inc.	30,304	9,408,786
Vertiv Holdings Co.	32,873	1,578,890

		12,672,837

Ground Transportation - 0.87%
JB Hunt Transport Services, Inc.	29,700	5,932,278

Machinery - 1.16%
RBC Bearings, Inc.A	27,629	7,871,226

Professional Services - 2.64%
FTI Consulting, Inc.A	35,193	7,008,686
Verisk Analytics, Inc.	45,733	10,923,784

		17,932,470

Trading Companies & Distributors - 1.00%
Fastenal Co.	104,436	6,764,320

Total Industrials		92,551,715

Information Technology - 28.55%

Electronic Equipment, Instruments & Components - 1.28%
Cognex Corp.	82,897	3,460,121
Keysight Technologies, Inc.A	33,112	5,267,788

		8,727,909

IT Services - 2.42%
Globant SAA	26,901	6,401,900
MongoDB, Inc.A	11,200	4,579,120
Okta, Inc.A	60,454	5,472,901

		16,453,921

Semiconductors & Semiconductor Equipment - 4.79%
KLA Corp.	11,442	6,651,235
Lattice Semiconductor Corp.A	53,406	3,684,480
Marvell Technology, Inc.	94,721	5,712,623
Microchip Technology, Inc.	116,819	10,534,737
Teradyne, Inc.	54,730	5,939,300

		32,522,375

Software - 19.51%
ANSYS, Inc.A	18,745	6,802,186
Aspen Technology, Inc.A	26,049	5,734,687
Autodesk, Inc.A	23,250	5,660,910
Cadence Design Systems, Inc.A	52,573	14,319,308

See accompanying notes

14

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 93.73% (continued)

Information Technology - 28.55% (continued)

Software - 19.51% (continued)
Crowdstrike Holdings, Inc., Class AA	36,877	$9,415,436
Dropbox, Inc., Class AA	170,908	5,038,368
Envestnet, Inc.A	114,423	5,666,227
Five9, Inc.A	70,821	5,572,904
Fortinet, Inc.A	103,811	6,076,058
Guidewire Software, Inc.A	90,793	9,900,069
Manhattan Associates, Inc.A	56,833	12,237,281
Palantir Technologies, Inc., Class AA	197,590	3,392,620
Palo Alto Networks, Inc.A	38,033	11,215,171
PTC, Inc.A	51,118	8,943,605
Rapid7, Inc.A	67,818	3,872,408
Roper Technologies, Inc.	12,658	6,900,762
Tyler Technologies, Inc.A	21,541	9,006,723
UiPath, Inc., Class AA	112,182	2,786,601

		132,541,324

Technology Hardware, Storage & Peripherals - 0.55%
Pure Storage, Inc., Class AA	105,190	3,751,075

Total Information Technology		193,996,604

Real Estate - 1.07%

Real Estate Management & Development - 1.07%
CoStar Group, Inc.A	83,253	7,275,480

Total Common Stocks (Cost $472,165,008)		636,808,719

FOREIGN COMMON STOCKS - 2.18%

Consumer Discretionary - 0.34%

Automobile Components - 0.34%
Mobileye Global, Inc., Class AA B	52,978	2,295,007

Energy - 1.14%

Energy Equipment & Services - 1.14%
TechnipFMC PLC	386,910	7,792,367

Information Technology - 0.70%

Software - 0.70%
Nice Ltd., ADRA B	23,860	4,760,309

Total Foreign Common Stocks (Cost $13,048,826)		14,847,683

SHORT-TERM INVESTMENTS - 4.06% (Cost $27,591,191)

Investment Companies - 4.06%
American Beacon U.S. Government Money Market Select Fund, 5.25%C D	27,591,191	27,591,191

TOTAL INVESTMENTS - 99.97% (Cost $512,805,025)		679,247,593
OTHER ASSETS, NET OF LIABILITIES - 0.03%		174,397

TOTAL NET ASSETS - 100.00%		$679,421,990

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2023 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

15

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2023

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$636,808,719	$-	$-	$636,808,719
Foreign Common Stocks	14,847,683	-	-	14,847,683
Short-Term Investments	27,591,191	-	-	27,591,191

Total Investments in Securities - Assets	$679,247,593	$-	$-	$679,247,593

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 96.24%

Consumer Discretionary - 7.04%

Diversified Consumer Services - 0.96%
Bright Horizons Family Solutions, Inc.A	32,228	$3,037,167

Hotels, Restaurants & Leisure - 3.34%
First Watch Restaurant Group, Inc.A	59,101	1,187,930
Papa John’s International, Inc.	56,155	4,280,696
Wingstop, Inc.	19,951	5,119,027

		10,587,653

Household Durables - 0.66%
Installed Building Products, Inc.	11,349	2,074,824

Specialty Retail - 2.08%
Academy Sports & Outdoors, Inc.	27,469	1,812,954
Five Below, Inc.A	13,644	2,908,355
Revolve Group, Inc.A B	113,504	1,881,896

		6,603,205

Total Consumer Discretionary		22,302,849

Consumer Staples - 6.91%

Beverages - 3.39%
Celsius Holdings, Inc.A	101,649	5,541,903
MGP Ingredients, Inc.B	52,732	5,195,157

		10,737,060

Consumer Staples Distribution & Retail - 1.58%
Chefs’ Warehouse, Inc.A	170,341	5,013,136

Personal Products - 1.94%
BellRing Brands, Inc.A	111,151	6,161,100

Total Consumer Staples		21,911,296

Energy - 4.80%

Energy Equipment & Services - 0.80%
Cactus, Inc., Class A	55,486	2,519,064

Oil, Gas & Consumable Fuels - 4.00%
Magnolia Oil & Gas Corp., Class A	170,756	3,635,395
Southwestern Energy Co.A	483,746	3,168,536
Viper Energy, Inc.	187,514	5,884,190

		12,688,121

Total Energy		15,207,185

Financials - 10.75%

Capital Markets - 2.04%
MarketAxess Holdings, Inc.	4,480	1,311,968
Piper Sandler Cos.	29,477	5,154,643

		6,466,611

Consumer Finance - 4.44%
Encore Capital Group, Inc.A	69,279	3,515,909
EZCORP, Inc., Class AA	421,909	3,687,485
FirstCash Holdings, Inc.	63,459	6,878,321

		14,081,715

See accompanying notes

17

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 96.24% (continued)

Financials - 10.75% (continued)

Financial Services - 1.52%
Toast, Inc., Class AA B	77,493	$1,415,022
WEX, Inc.A	17,416	3,388,283

		4,803,305

Insurance - 2.75%
Kinsale Capital Group, Inc.	3,764	1,260,601
Palomar Holdings, Inc.A	68,076	3,778,218
Ryan Specialty Holdings, Inc.A	85,370	3,672,617

		8,711,436

Total Financials		34,063,067

Health Care - 18.80%

Biotechnology - 2.62%
Exelixis, Inc.A	204,874	4,914,927
Halozyme Therapeutics, Inc.A	92,326	3,412,369

		8,327,296

Health Care Equipment & Supplies - 3.16%
Globus Medical, Inc., Class AA	43,064	2,294,881
Insulet Corp.A	4,734	1,027,183
iRhythm Technologies, Inc.A	22,826	2,443,295
Neogen Corp.A	132,829	2,671,191
OmniAb, Inc.A	25,374	-
Tandem Diabetes Care, Inc.A	53,477	1,581,850

		10,018,400

Health Care Providers & Services - 2.99%
Acadia Healthcare Co., Inc.A	60,022	4,667,311
HealthEquity, Inc.A	72,584	4,812,319

		9,479,630

Health Care Technology - 1.43%
HealthStream, Inc.	85,699	2,316,444
Schrodinger, Inc.A	61,703	2,208,967

		4,525,411

Life Sciences Tools & Services - 5.74%
Azenta, Inc.A	61,034	3,975,755
Bio-Techne Corp.	41,901	3,233,081
BioLife Solutions, Inc.A	62,472	1,015,170
ICON PLCA	11,469	3,246,530
Medpace Holdings, Inc.A	8,090	2,479,828
Repligen Corp.A	23,584	4,240,403

		18,190,767

Pharmaceuticals - 2.86%
Ligand Pharmaceuticals, Inc.A	45,640	3,259,609
Pacira BioSciences, Inc.A	74,142	2,501,551
Supernus Pharmaceuticals, Inc.A	114,158	3,303,732

		9,064,892

Total Health Care		59,606,396

See accompanying notes

18

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 96.24% (continued)

Industrials - 21.20%

Aerospace & Defense - 7.89%
AeroVironment, Inc.A	38,483	$4,850,397
Axon Enterprise, Inc.A	22,924	5,921,957
HEICO Corp., Class A	28,151	4,009,829
Kratos Defense & Security Solutions, Inc.A	273,652	5,552,399
Leonardo DRS, Inc.A	233,200	4,673,328

		25,007,910

Air Freight & Logistics - 0.92%
Hub Group, Inc., Class AA	31,579	2,903,373

Building Products - 2.19%
AZEK Co., Inc.A	78,152	2,989,314
Trex Co., Inc.A	47,641	3,944,198

		6,933,512

Commercial Services & Supplies - 1.07%
Montrose Environmental Group, Inc.A	105,280	3,382,647

Construction & Engineering - 0.55%
Ameresco, Inc., Class AA	55,208	1,748,437

Electrical Equipment - 0.85%
Vertiv Holdings Co.	56,394	2,708,604

Machinery - 2.56%
Lindsay Corp.	20,384	2,632,797
RBC Bearings, Inc.A	19,275	5,491,255

		8,124,052

Professional Services - 3.78%
FTI Consulting, Inc.A	18,517	3,687,661
ICF International, Inc.	27,638	3,705,979
Maximus, Inc.	54,735	4,590,077

		11,983,717

Trading Companies & Distributors - 1.39%
SiteOne Landscape Supply, Inc.A	27,083	4,400,988

Total Industrials		67,193,240

Information Technology - 25.55%

Electronic Equipment, Instruments & Components - 1.25%
Cognex Corp.	38,192	1,594,134
nLight, Inc.A	174,588	2,356,938

		3,951,072

IT Services - 1.17%
Globant SAA	15,572	3,705,825

Semiconductors & Semiconductor Equipment - 5.03%
Ambarella, Inc.A	17,337	1,062,585
Lattice Semiconductor Corp.A	32,510	2,242,865
Onto Innovation, Inc.A	37,828	5,783,901
Power Integrations, Inc.	35,451	2,910,882
Rambus, Inc.A	27,874	1,902,400
Silicon Laboratories, Inc.A	15,400	2,036,958

		15,939,591

See accompanying notes

19

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2023

	Shares	Fair Value

COMMON STOCKS - 96.24% (continued)

Information Technology - 25.55% (continued)

Software - 17.55%
Altair Engineering, Inc., Class AA	7,952	$669,161
Aspen Technology, Inc.A	7,426	1,634,834
Box, Inc., Class AA	51,872	1,328,442
CyberArk Software Ltd.A	31,069	6,805,664
Envestnet, Inc.A	89,841	4,448,926
Five9, Inc.A	32,490	2,556,638
Guidewire Software, Inc.A	32,185	3,509,452
Manhattan Associates, Inc.A	27,341	5,887,064
Model N, Inc.A	81,452	2,193,502
PROS Holdings, Inc.A B	105,849	4,105,883
Qualys, Inc.A	19,534	3,834,134
Rapid7, Inc.A	64,080	3,658,968
SPS Commerce, Inc.A	31,996	6,202,105
Tenable Holdings, Inc.A	67,868	3,126,000
Tyler Technologies, Inc.A	3,332	1,393,176
Varonis Systems, Inc.A	94,770	4,291,186

		55,645,135

Technology Hardware, Storage & Peripherals - 0.55%
Pure Storage, Inc., Class AA	49,443	1,763,137

Total Information Technology		81,004,760

Materials - 1.19%

Chemicals - 1.19%
Balchem Corp.	25,313	3,765,309

Total Common Stocks (Cost $185,223,932)		305,054,102

FOREIGN COMMON STOCKS - 3.02%

Energy - 1.25%

Energy Equipment & Services - 1.25%
TechnipFMC PLC	195,903	3,945,486

Industrials - 0.60%

Machinery - 0.60%
Kornit Digital Ltd.A	99,435	1,905,175

Information Technology - 1.17%

Software - 1.17%
Descartes Systems Group, Inc.A	44,160	3,712,090

Total Foreign Common Stocks (Cost $7,313,022)		9,562,751

SHORT-TERM INVESTMENTS - 0.83% (Cost $2,637,978)

Investment Companies - 0.83%
American Beacon U.S. Government Money Market Select Fund, 5.25%C D	2,637,978	2,637,978

SECURITIES LENDING COLLATERAL - 0.39% (Cost $1,236,944)

Investment Companies - 0.39%
American Beacon U.S. Government Money Market Select Fund, 5.25%C D	1,236,944	1,236,944

TOTAL INVESTMENTS - 100.48% (Cost $196,411,876)		318,491,775
LIABILITIES, NET OF OTHER ASSETS - (0.48%)		(1,515,250)

TOTAL NET ASSETS - 100.00%		$316,976,525

See accompanying notes

20

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2023

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2023 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2023, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$305,054,102	$-	$-	$305,054,102
Foreign Common Stocks	9,562,751	-	-	9,562,751
Short-Term Investments	2,637,978	-	-	2,637,978
Securities Lending Collateral	1,236,944	-	-	1,236,944

Total Investments in Securities - Assets	$318,491,775	$-	$-	$318,491,775

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

21

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2023

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$651,656,402	$314,616,853
Investments in affiliated securities, at fair value‡	27,591,191	3,874,922
Dividends and interest receivable	142,983	57,326
Receivable for fund shares sold	794,179	318,916
Receivable for expense reimbursement (Note 2)	9,435	22,430
Prepaid expenses	44,294	32,850

Total assets	680,238,484	318,923,297

Liabilities:
Payable for investments purchased	-	164,227
Payable for fund shares redeemed	216,061	182,012
Management and sub-advisory fees payable (Note 2)	446,292	243,220
Service fees payable (Note 2)	12,236	13,752
Transfer agent fees payable (Note 2)	12,805	10,798
Payable upon return of securities loaned (Note 9)§	-	1,236,944
Custody and fund accounting fees payable	32,931	23,457
Professional fees payable	50,743	46,463
Trustee fees payable (Note 2)	586	304
Payable for prospectus and shareholder reports	37,523	20,128
Other liabilities	7,317	5,467

Total liabilities	816,494	1,946,772

Commitments and contingent liabilities (Note 2)

Net assets	$679,421,990	$316,976,525

Analysis of net assets:
Paid-in-capital	$513,005,739	$203,215,531
Total distributable earnings (deficits)A	166,416,251	113,760,994

Net assets	$679,421,990	$316,976,525

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	16,212,204	14,219,492

Y Class	1,288,865	2,126,863

Investor Class	1,000,591	3,077,778

A Class	221,287	517,418

C Class	87,330	76,964

R6 Class	836,781	3,764,526

Net assets:
R5 Class	$568,803,340	$195,356,581

Y Class	$44,706,237	$28,695,634

Investor Class	$28,162,111	$34,697,255

A Class	$6,187,739	$5,696,802

C Class	$2,171,329	$676,861

R6 Class	$29,391,234	$51,853,392

Net asset value, offering and redemption price per share:
R5 Class	$35.08	$13.74

Y Class	$34.69	$13.49

Investor Class	$28.15	$11.27

A Class	$27.96	$11.01

A Class (offering price)	$29.67	$11.68

C Class	$24.86	$8.79

R6 Class	$35.12	$13.77

† Cost of investments in unaffiliated securities	$485,213,834	$192,536,954
‡ Cost of investments in affiliated securities	$27,591,191	$3,874,922
§ Fair value of securities on loan	$8,875,654	$7,383,374

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

22

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2023

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$2,904,881	$1,016,324
Dividend income from affiliated securities (Note 2)	672,030	367,171
Income derived from securities lending (Note 8)	19,267	18,118

Total investment income	3,596,178	1,401,613

Expenses:
Management and sub-advisory fees (Note 2)	4,517,662	2,738,668
Transfer agent fees:
R5 Class (Note 2)	59,582	82,402
Y Class (Note 2)	43,850	23,784
Investor Class	2,695	2,292
A Class	450	1,217
C Class	154	38
R6 Class	1,690	1,822
Custody and fund accounting fees	81,177	55,590
Professional fees	93,414	68,296
Registration fees and expenses	114,534	96,516
Service fees (Note 2):
Investor Class	87,905	37,949
A Class	14,956	41,168
C Class	1,510	483
Distribution fees (Note 2):
A Class	14,369	55,476
C Class	19,627	4,467
Prospectus and shareholder report expenses	48,416	27,616
Trustee fees (Note 2)	55,119	29,047
Loan expense (Note 9)	2,616	1,604
Other expenses	65,600	42,170

Total expenses	5,225,326	3,310,605

Net fees waived and expenses (reimbursed) (Note 2)	(62,485)	(288,569)

Net expenses	5,162,841	3,022,036

Net investment (loss)	(1,566,663)	(1,620,423)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	12,193,915	(5,047,922)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	118,214,377	59,263,396

Net gain from investments	130,408,292	54,215,474

Net increase in net assets resulting from operations	$128,841,629	$52,595,051

† Foreign taxes	$9,706	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

23

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,566,663)	$(1,496,399)	$(1,620,423)	$(2,218,694)
Net realized gain (loss) from investments in unaffiliated securities	12,193,915	(9,573,047)	(5,047,922)	22,058,776
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	118,214,377	(204,519,613)	59,263,396	(143,325,131)

Net increase (decrease) in net assets resulting from operations	128,841,629	(215,589,059)	52,595,051	(123,485,049)

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(10,421,235)	(2,423,132)	(19,049,018)
Y Class	-	(1,069,907)	(361,055)	(2,969,729)
Investor Class	-	(833,959)	(519,271)	(2,009,141)
A Class	-	(174,695)	(86,911)	(2,979,578)
C Class	-	(65,576)	(12,895)	(44,139)
R6 Class	-	(643,909)	(634,849)	(4,396,833)

Net distributions to shareholders	-	(13,209,281)	(4,038,113)	(31,448,438)

Capital share transactions (Note 10):
Proceeds from sales of shares	174,444,318	167,997,413	79,962,187	145,635,477
Reinvestment of dividends and distributions	-	7,884,889	3,912,008	30,237,838
Cost of shares redeemed	(103,654,150)	(245,029,465)	(84,328,338)	(196,559,491)

Net increase (decrease) in net assets from capital share transactions	70,790,168	(69,147,163)	(454,143)	(20,686,176)

Net increase (decrease) in net assets	199,631,797	(297,945,503)	48,102,795	(175,619,663)

Net assets:
Beginning of year	479,790,193	777,735,696	268,873,730	444,493,393

End of year	$679,421,990	$479,790,193	$316,976,525	$268,873,730

See accompanying notes

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2023, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Funds, and a shareholder meeting was held for each Fund. Please see the sections titled Disclosure Regarding the Approval of New Management and Investment Advisory Agreements and Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All assets	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.55%

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

The Management and Sub-Advisory Fees paid by the Funds for the year ended December 31, 2023 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,977,680
Sub-Advisory Fees	0.45%	2,539,982

Total	0.80%	$4,517,662

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,027,377
Sub-Advisory Fees	0.57%	1,711,291

Total	0.92%	$2,738,668

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended December 31, 2023, the Manager received securities lending fees of $2,128 and $1,972 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended December 31, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$81,182
Stephens Small Cap Growth	96,429

As of December 31, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$8,428
Stephens Small Cap Growth	8,271

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2023 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2023 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$27,591,191	$-	$-	$672,030	$27,591,191
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	2,637,978	-	-	367,171	2,637,978
U.S. Government Money Market Select	Securities Lending	Stephens Small Cap Growth	1,236,944	-	-	N/A	1,236,944

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended December 31, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$13,237	$161	$13,398
Stephens Small Cap Growth	7,539	610	8,149

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended December 31, 2023, the Stephens Mid-Cap Growth Fund borrowed on average $805,957 for 4 days at an average interest rate of 5.22% with interest charges of $459 and the Stephens Small Cap Growth Fund borrowed on average $1,288,899 for 2 days at an average interest rate of 5.14% with interest charges of $363. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended December 31, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/2023 – 4/30/2023	5/1/2023 - 12/31/2023	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$22,430	$(7,166	)*	2026
Stephens Mid-Cap Growth	Y	0.95%	0.95%	14,915	–		2026
Stephens Mid-Cap Growth	Investor	N/A	1.15%	12,549	–		2026
Stephens Mid-Cap Growth	A	N/A	1.20%	11,004	–		2026
Stephens Mid-Cap Growth	C	1.94%	1.94%	497	(4	)*	2026
Stephens Mid-Cap Growth	R6	N/A	0.88%	1,090	(53	)*	2026
Stephens Small Cap Growth	R5	0.99%	0.99%	178,148	–		2026
Stephens Small Cap Growth	Y	1.05%	1.05%	21,646	–		2026
Stephens Small Cap Growth	Investor	1.30%	1.27%	6,195	(4,687	)*	2026
Stephens Small Cap Growth	A	1.28%	1.28%	44,943	–		2026
Stephens Small Cap Growth	C	2.06%	2.06%	458	(16	)*	2026
Stephens Small Cap Growth	R6	0.96%	0.96%	37,179	–		2026

*	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $9,435 and $22,430 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2023 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

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December 31, 2023

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$7,219	$-	$74,134	2023
Stephens Mid-Cap Growth	4	58,784	-	2024
Stephens Mid-Cap Growth	-	66,561	-	2025
Stephens Small Cap Growth	3,732	-	202,343	2023
Stephens Small Cap Growth	971	205,071	-	2024
Stephens Small Cap Growth	-	291,681	-	2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended December 31, 2023, RID collected $469 and $629 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended December 31, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended December 31, 2023, there were no CDSC fees collected for the C Class Shares of the Funds.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at

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December 31, 2023

the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of

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December 31, 2023

a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

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December 31, 2023

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

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Notes to Financial Statements

December 31, 2023

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such

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December 31, 2023

action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2023.

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December 31, 2023

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,236,944	$-	$-	$-	$1,236,944

Total Borrowings	$1,236,944	$-	$-	$-	$1,236,944

Gross amount of recognized liabilities for securities lending transactions					$1,236,944

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows:

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Distributions paid from:
Ordinary income*
R5 Class	$-	$-	$-	$1,618
Y Class	-	-	-	303
Investor Class	-	-	-	119
A Class	-	-	-	254
C Class	-	-	-	4
R6 Class	-	-	-	374
Long-term capital gains
R5 Class	-	10,421,235	2,423,132	19,047,400
Y Class	-	1,069,907	361,055	2,969,426
Investor Class	-	833,959	519,271	2,009,022
A Class	-	174,695	86,911	2,979,324
C Class	-	65,576	12,895	44,135
R6 Class	-	643,909	634,849	4,396,459

Total distributions paid	$-	$13,209,281	$4,038,113	$31,448,438

*For tax purposes, short-term capital gains are considered ordinary income distributions.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

As of December 31, 2023, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$515,655,734	$189,549,291	$(25,957,432)	$163,591,859
Stephens Small Cap Growth	199,691,484	127,076,204	(8,275,913)	118,800,291

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Stephens Mid-Cap Growth	$163,591,859	$-	$2,824,389	$–	$3	$166,416,251
Stephens Small Cap Growth	118,800,291	-	-	(5,039,296)	(1)	113,760,994

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and capital loss carryforwards.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from non-utilization of net-operating losses and distribution in excess of earnings as of December 31, 2023:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Stephens Mid-Cap Growth	$(1,566,663)	$1,566,663
Stephens Small Cap Growth	(1,622,105)	1,622,105

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Stephens Mid-Cap Growth	$-	$-
Stephens Small Cap Growth	1,330,589	3,708,707

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended December 31, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$130,576,441	$87,124,093
Stephens Small Cap Growth	42,087,633	51,790,884

40

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

A summary of the Funds’ transactions in the USG Select Fund for the year ended December 31, 2023 were as follows:

Fund	Type of Transaction	December 31, 2022 Shares/Fair Value	Purchases	Sales	December 31, 2023 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$1,922,702	$123,412,928	$97,744,439	$27,591,191
Stephens Mid-Cap Growth	Securities Lending	-	9,931,685	9,931,685	-
Stephens Small Cap Growth	Direct	-	44,121,985	41,484,007	2,637,978
Stephens Small Cap Growth	Securities Lending	115,126	12,880,655	11,758,837	1,236,944

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

41

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

As of December 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$8,875,654	$-	$9,199,063	$9,199,063
Stephens Small Cap Growth	7,383,374	1,236,944	6,554,920	7,791,864

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2023, the Funds did not utilize these facilities.

42

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	5,085,968	$160,539,617	4,125,826	$128,652,014
Reinvestment of dividends	-	-	188,117	5,224,009
Shares redeemed	(2,640,855)	(82,078,549)	(5,877,892)	(181,185,845)

Net increase (decrease) in shares outstanding	2,445,113	$78,461,068	(1,563,949)	$(47,309,822)

	Y Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	175,605	$5,442,861	332,347	$10,223,569
Reinvestment of dividends	-	-	37,180	1,021,700
Shares redeemed	(297,273)	(9,173,104)	(1,059,129)	(31,081,023)

Net (decrease) in shares outstanding	(121,668)	$(3,730,243)	(689,602)	$(19,835,754)

	Investor Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	103,349	$2,589,893	823,383	$23,516,757
Reinvestment of dividends	-	-	33,808	755,621
Shares redeemed	(213,660)	(5,259,257)	(269,590)	(6,644,261)

Net increase (decrease) in shares outstanding	(110,311)	$(2,669,364)	587,601	$17,628,117

	A Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	23,470	$592,355	25,236	$652,708
Reinvestment of dividends	-	-	7,852	174,385
Shares redeemed	(36,933)	(945,858)	(28,011)	(687,676)

Net increase (decrease) in shares outstanding	(13,463)	$(353,503)	5,077	$139,417

	C Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	19,889	$440,657	5,720	$136,710
Reinvestment of dividends	-	-	3,280	65,264
Shares redeemed	(19,560)	(429,821)	(24,021)	(532,968)

Net increase (decrease) in shares outstanding	329	$10,836	(15,021)	$(330,994)

	R6 Class
	Year Ended December 31,
	2023		2022
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	153,839	$4,838,935	156,661	$4,815,655
Reinvestment of dividends	-	-	23,162	643,910
Shares redeemed	(183,016)	(5,767,561)	(708,348)	(24,897,692)

Net (decrease) in shares outstanding	(29,177)	$(928,626)	(528,525)	$(19,438,127)

43

American Beacon FundsSM

Notes to Financial Statements

December 31, 2023

	R5 Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,221,806	$39,999,073	5,112,600	$71,644,952
Reinvestment of dividends	168,018	2,301,844	1,544,473	17,884,996
Shares redeemed	(3,584,363)	(45,008,284)	(7,567,868)	(108,989,475)

Net (decrease) in shares outstanding	(194,539)	$(2,707,367)	(910,795)	$(19,459,527)

	Y Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	535,042	$6,639,773	754,483	$10,644,161
Reinvestment of dividends	26,674	358,767	259,333	2,951,213
Shares redeemed	(674,550)	(8,395,724)	(1,869,472)	(25,583,597)

Net (decrease) in shares outstanding	(112,834)	$(1,397,184)	(855,656)	$(11,988,223)

	Investor Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,904,018	$20,135,236	267,157	$3,370,266
Reinvestment of dividends	46,078	517,918	208,344	1,989,689
Shares redeemed	(407,802)	(4,272,082)	(4,015,901)	(51,581,642)

Net increase (decrease) in shares outstanding	1,542,294	$16,381,072	(3,540,400)	$(46,221,687)

	A Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	176,810	$1,777,688	1,862,157	$25,230,152
Reinvestment of dividends	7,809	85,736	318,432	2,970,968
Shares redeemed	(2,029,703)	(20,883,445)	(292,123)	(3,421,246)

Net increase (decrease) in shares outstanding	(1,845,084)	$(19,020,021)	1,888,466	$24,779,874

	C Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	69,159	$580,245	1,619	$23,038
Reinvestment of dividends	1,470	12,894	6,267	44,139
Shares redeemed	(28,252)	(223,250)	(17,138)	(169,758)

Net increase (decrease) in shares outstanding	42,377	$369,889	(9,252)	$(102,581)

	R6 Class
	Year Ended December 31,
	2023		2022
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	878,164	$10,830,172	2,237,082	$34,722,908
Reinvestment of dividends	46,238	634,849	379,038	4,396,833
Shares redeemed	(443,527)	(5,545,553)	(505,617)	(6,813,773)

Net increase in shares outstanding	480,875	$5,919,468	2,110,503	$32,305,968

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

44

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023		2022	2021	2020		2019

Net asset value, beginning of period	$27.94		$39.90	$37.67	$27.17		$21.23

Income (loss) from investment operations:
Net investment (loss)	(0.08	)B	(0.13)	(0.14)	(0.07)		(0.12	)B
Net gains (losses) on investments (both realized and unrealized)	7.22		(11.06)	4.80	11.02		6.87

Total income (loss) from investment operations	7.14		(11.19)	4.66	10.95		6.75

Less distributions:
Dividends from net investment income	–		–	–	–		–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$35.08		$27.94	$39.90	$37.67		$27.17

Total returnC	25.55%		(28.04)%	12.46%	40.30%		31.79%

Ratios and supplemental data:
Net assets, end of period	$568,803,340		$384,632,608	$611,720,453	$476,150,642		$278,175,115
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90%		0.90%	0.90%	0.91%		0.96%
Expenses, net of reimbursements and/or recoupments	0.89%		0.89%	0.89%	0.89	%D	0.89%
Net investment (loss), before expense reimbursements and/or recoupments	(0.26)%		(0.24)%	(0.54)%	(0.52)%		(0.52)%
Net investment (loss), net of reimbursements and/or recoupments	(0.25)%		(0.23)%	(0.53)%	(0.50)%		(0.45)%
Portfolio turnover rate	16%		20%	28%	22%		15%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

45

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$27.64	$39.51	$37.34	$26.95		$21.09

Income (loss) from investment operations:
Net investment (loss)	(0.18)	(0.34)	(0.20)	(0.04)		(0.14	)A
Net gains (losses) on investments (both realized and unrealized)	7.23	(10.76)	4.80	10.88		6.81

Total income (loss) from investment operations	7.05	(11.10)	4.60	10.84		6.67

Less distributions:
Dividends from net investment income	–	–	–	–		–
Distributions from net realized gains	–	(0.77)	(2.43)	(0.45)		(0.81)

Total distributions	–	(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$34.69	$27.64	$39.51	$37.34		$26.95

Total returnB	25.51%	(28.09)%	12.41%	40.22%		31.62%

Ratios and supplemental data:
Net assets, end of period	$44,706,237	$38,984,552	$82,970,930	$69,132,838		$30,544,300
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99%	0.98%	0.97%	1.00%		1.01%
Expenses, net of reimbursements and/or recoupments	0.95%	0.95%	0.95%	0.96	%C	0.99%
Net investment (loss), before expense reimbursements and/or recoupments	(0.36)%	(0.32)%	(0.64)%	(0.61)%		(0.57)%
Net investment (loss), net of reimbursements and/or recoupments	(0.32)%	(0.29)%	(0.62)%	(0.57)%		(0.55)%
Portfolio turnover rate	16%	20%	28%	22%		15%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

46

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023		2022		2021	2020		2019

Net asset value, beginning of period	$22.48		$32.42		$31.09	$22.56		$17.80

Income (loss) from investment operations:
Net investment (loss)	(0.32)		(0.13	)A	(0.41)	(0.61)		(0.55)
Net gains (losses) on investments (both realized and unrealized)	5.99		(9.04)		4.17	9.59		6.12

Total income (loss) from investment operations	5.67		(9.17)		3.76	8.98		5.57

Less distributions:
Dividends from net investment income	–		–		–	–		–
Distributions from net realized gains	–		(0.77)		(2.43)	(0.45)		(0.81)

Total distributions	–		(0.77)		(2.43)	(0.45)		(0.81)

Net asset value, end of period	$28.15		$22.48		$32.42	$31.09		$22.56

Total returnB	25.22%		(28.28)%		12.20%	39.80%		31.28%

Ratios and supplemental data:
Net assets, end of period	$28,162,111		$24,969,273		$16,964,278	$17,203,402		$14,802,058
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22%		1.23%		1.14%	1.23%		1.28%
Expenses, net of reimbursements and/or recoupments	1.18	%C	1.23%		1.14%	1.23	%D	1.25%
Net investment (loss), before expense reimbursements and/or recoupments	(0.58)%		(0.54)%		(0.79)%	(0.85)%		(0.84)%
Net investment (loss), net of reimbursements and/or recoupments	(0.54)%		(0.54)%		(0.79)%	(0.85)%		(0.81)%
Portfolio turnover rate	16%		20%		28%	22%		15%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

47

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023		2022	2021	2020		2019

Net asset value, beginning of period	$22.34		$32.22	$30.92	$22.43		$17.71

Income (loss) from investment operations:
Net investment (loss)	(0.42)		(0.04)	(0.80)	(0.49)		(1.94)
Net gains (losses) on investments (both realized and unrealized)	6.04		(9.07)	4.53	9.43		7.47

Total income (loss) from investment operations	5.62		(9.11)	3.73	8.94		5.53

Less distributions:
Dividends from net investment income	–		–	–	–		–
Distributions from net realized gains	–		(0.77)	(2.43)	(0.45)		(0.81)

Total distributions	–		(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$27.96		$22.34	$32.22	$30.92		$22.43

Total returnA	25.16%		(28.27)%	12.17%	39.85%		31.22%

Ratios and supplemental data:
Net assets, end of period	$6,187,739		$5,243,837	$7,400,729	$8,166,847		$6,467,469
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.40%		1.22%	1.14%	1.24%		1.27%
Expenses, net of reimbursements and/or recoupments	1.21	%B	1.22%	1.13%	1.23	%C	1.29%
Net investment (loss), before expense reimbursements and/or recoupments	(0.76)%		(0.55)%	(0.75)%	(0.86)%		(0.84)%
Net investment (loss), net of reimbursements and/or recoupments	(0.57)%		(0.55)%	(0.74)%	(0.85)%		(0.86)%
Portfolio turnover rate	16%		20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

48

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$20.01	$29.19	$28.44	$20.81		$16.59

Income (loss) from investment operations:
Net investment (loss)	(0.28)	(0.83)	(0.63)	(0.94)		(0.25)
Net gains (losses) on investments (both realized and unrealized)	5.13	(7.58)	3.81	9.02		5.28

Total income (loss) from investment operations	4.85	(8.41)	3.18	8.08		5.03

Less distributions:
Dividends from net investment income	–	–	–	–		–
Distributions from net realized gains	–	(0.77)	(2.43)	(0.45)		(0.81)

Total distributions	–	(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$24.86	$20.01	$29.19	$28.44		$20.81

Total returnA	24.24%	(28.80)%	11.29%	38.82%		30.31%

Ratios and supplemental data:
Net assets, end of period	$2,171,329	$1,740,775	$2,977,572	$3,107,948		$3,193,238
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.97%	1.97%	1.98%	1.96%		2.00%
Expenses, net of reimbursements and/or recoupments	1.94%	1.94%	1.94%	1.94	%B	2.01%
Net investment (loss), before expense reimbursements and/or recoupments	(1.34)%	(1.31)%	(1.65)%	(1.57)%		(1.56)%
Net investment (loss), net of reimbursements and/or recoupments	(1.31)%	(1.28)%	(1.61)%	(1.55)%		(1.57)%
Portfolio turnover rate	16%	20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2023	2022	2021	2020		2019

Net asset value, beginning of period	$27.97	$39.94	$37.70	$27.18		$21.23

Income (loss) from investment operations:
Net investment (loss)	(0.10)	(0.23)	(0.14)	(0.06)		(0.05)
Net gains (losses) on investments (both realized and unrealized)	7.25	(10.97)	4.81	11.03		6.81

Total income (loss) from investment operations	7.15	(11.20)	4.67	10.97		6.76

Less distributions:
Dividends from net investment income	–	–	–	–		–
Distributions from net realized gains	–	(0.77)	(2.43)	(0.45)		(0.81)

Total distributions	–	(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$35.12	$27.97	$39.94	$37.70		$27.18

Total returnA	25.56%	(28.04)%	12.47%	40.36%		31.84%

Ratios and supplemental data:
Net assets, end of period	$29,391,234	$24,219,148	$55,701,734	$37,373,802		$17,073,112
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89%	0.89%	0.88%	0.90%		0.92%
Expenses, net of reimbursements and/or recoupments	0.88%	0.89%	0.87%	0.84	%B	0.84%
Net investment (loss), before expense reimbursements and/or recoupments	(0.26)%	(0.26)%	(0.50)%	(0.49)%		(0.50)%
Net investment (loss), net of reimbursements and/or recoupments	(0.25)%	(0.26)%	(0.49)%	(0.43)%		(0.42)%
Portfolio turnover rate	16%	20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended December 31,
	2023	2022			2021		2020		2019

Net asset value, beginning of period	$11.64	$18.31			$19.27		$15.40		$13.83

Income (loss) from investment operations:
Net investment (loss)	(0.09)	(0.17	)B		(0.17	)C	(0.31	)D	(0.26)
Net gains (losses) on investments (both realized and unrealized)	2.36	(5.06)			2.89		6.11		3.44

Total income (loss) from investment operations	2.27	(5.23)			2.72		5.80		3.18

Less distributions:
Dividends from net investment income	–	–			–		–		–
Distributions from net realized gains	(0.17)	(1.44)			(3.68)		(1.93)		(1.61)

Total distributions	(0.17)	(1.44)			(3.68)		(1.93)		(1.61)

Net asset value, end of period	$13.74	$11.64			$18.31		$19.27		$15.40

Total returnE	19.51%	(28.50)%			14.34%		37.56%		22.92%

Ratios and supplemental data:
Net assets, end of period	$195,356,581	$167,776,189			$280,613,603		$261,976,294		$244,394,530
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09%	1.08%			1.04%		1.05%		1.08%
Expenses, net of reimbursements and/or recoupments	0.99%	0.99%			0.99%		0.99	%F	1.08	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.61)%	(0.70)%		B	(0.86)%		(0.82)%		(0.83)%
Net investment (loss), net of reimbursements and/or recoupments	(0.51)%	(0.61)%		B	(0.81)%		(0.76)%		(0.83)%
Portfolio turnover rate	15%	27%			28%		18%		20%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0083.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

51

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended December 31,
	2023	2022		2021	2020		2019

Net asset value, beginning of period	$11.44	$18.04		$19.05	$15.24		$13.72

Income (loss) from investment operations:
Net investment (loss)	(0.24)	(0.96	)A	(0.13)	(0.56	)B	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	2.46	(4.20)		2.80	6.30		3.27

Total income (loss) from investment operations	2.22	(5.16)		2.67	5.74		3.13

Less distributions:
Dividends from net investment income	–	–		–	–		–
Distributions from net realized gains	(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Total distributions	(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$13.49	$11.44		$18.04	$19.05		$15.24

Total returnD	19.42%	(28.54)%		14.23%	37.56%		22.74%

Ratios and supplemental data:
Net assets, end of period	$28,695,634	$25,622,348		$55,841,696	$58,341,053		$59,481,096
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13%	1.13%		1.10%	1.12%		1.14%
Expenses, net of reimbursements and/or recoupments	1.05%	1.05%		1.05%	1.06	%E	1.14	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.65)%	(0.75	)%A	(0.88)%	(0.89)%		(0.89)%
Net investment (loss), net of reimbursements and/or recoupments	(0.57)%	(0.67	)%A	(0.83)%	(0.83)%		(0.89)%
Portfolio turnover rate	15%	27%		28%	18%		20%

A	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
B	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0081.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

52

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended December 31,
	2023		2022		2021	2020		2019

Net asset value, beginning of period	$9.60		$15.51		$16.88	$13.70		$12.49

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(4.03	)B	(0.04)	(0.14	)C	(0.17	)A
Net gains (losses) on investments (both realized and unrealized)	1.93		(0.44)		2.35	5.25		2.99

Total income (loss) from investment operations	1.84		(4.47)		2.31	5.11		2.82

Less distributions:
Dividends from net investment income	–		–		–	–		–
Distributions from net realized gains	(0.17)		(1.44)		(3.68)	(1.93)		(1.61)

Total distributions	(0.17)		(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$11.27		$9.60		$15.51	$16.88		$13.70

Total returnD	19.18%		(28.74)%		13.93%	37.18%		22.49%

Ratios and supplemental data:
Net assets, end of period	$34,697,255		$14,745,379		$78,747,464	$78,610,201		$63,799,443
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.32%		1.35%		1.35%	1.39%		1.38%
Expenses, net of reimbursements and/or recoupments	1.28	%E	1.30%		1.30%	1.31	%F	1.38	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.87)%		(1.00	)%B	(1.13)%	(1.15)%		(1.13)%
Net investment (loss), net of reimbursements and/or recoupments	(0.83)%		(0.95	)%B	(1.08)%	(1.07)%		(1.13)%
Portfolio turnover rate	15%		27%		28%	18%		20%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0074.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

53

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended December 31,
	2023	2022		2021		2020		2019

Net asset value, beginning of period	$9.38	$15.20		$16.60		$13.49		$12.32

Income (loss) from investment operations:
Net investment (loss)	(1.72)	(0.10	)A B	(0.19	)B	(0.15	)B C	(0.39)
Net gains (losses) on investments (both realized and unrealized)	3.52	(4.28)		2.47		5.19		3.17

Total income (loss) from investment operations	1.80	(4.38)		2.28		5.04		2.78

Less distributions:
Dividends from net investment income	–	–		–		–		–
Distributions from net realized gains	(0.17)	(1.44)		(3.68)		(1.93)		(1.61)

Total distributions	(0.17)	(1.44)		(3.68)		(1.93)		(1.61)

Net asset value, end of period	$11.01	$9.38		$15.20		$16.60		$13.49

Total returnD	19.20%	(28.74)%		13.99%		37.25%		22.48%

Ratios and supplemental data:
Net assets, end of period	$5,696,802	$22,160,000		$7,203,359		$6,575,393		$4,899,301
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.48%	1.43%		1.38%		1.35%		1.37%
Expenses, net of reimbursements and/or recoupments	1.28%	1.28%		1.28%		1.28	%E	1.37	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.98)%	(1.03	)%A	(1.18)%		(1.11)%		(1.12)%
Net investment (loss), net of reimbursements and/or recoupments	(0.78)%	(0.88	)%A	(1.08)%		(1.04)%		(1.12)%
Portfolio turnover rate	15%	27%		28%		18%		20%

A	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0078.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

54

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2023		2022		2021	2020		2019

Net asset value, beginning of period	$7.58		$12.91		$14.63	$12.15		$11.31

Income (loss) from investment operations:
Net investment (loss)	(0.13	)A	(1.65	)B	(0.53)	(1.69	)C	(1.19)
Net gains (losses) on investments (both realized and unrealized)	1.51		(2.24)		2.49	6.10		3.64

Total income (loss) from investment operations	1.38		(3.89)		1.96	4.41		2.45

Less distributions:
Dividends from net investment income	–		–		–	–		–
Distributions from net realized gains	(0.17)		(1.44)		(3.68)	(1.93)		(1.61)

Total distributions	(0.17)		(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$8.79		$7.58		$12.91	$14.63		$12.15

Total returnD	18.22%		(30.04)%		12.91%	36.16%		21.56%

Ratios and supplemental data:
Net assets, end of period	$676,861		$262,215		$566,124	$675,112		$808,661
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.16%		2.17%		2.24%	2.15%		2.17%
Expenses, net of reimbursements and/or recoupments	2.06%		2.06%		2.06%	2.06	%E	2.14	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.68)%		(1.79	)%B	(2.04)%	(1.93)%		(1.92)%
Net investment (loss), net of reimbursements and/or recoupments	(1.58)%		(1.68	)%B	(1.86)%	(1.84)%		(1.89)%
Portfolio turnover rate	15%		27%		28%	18%		20%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0063.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

55

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended December 31,
	2023	2022		2021	2020		2019A

Net asset value, beginning of period	$11.67	$18.34		$19.30	$15.40		$16.91

Income (loss) from investment operations:
Net investment (loss)	(0.04)	(0.08	)B C	(0.11)	(0.08	)D	(0.01)
Net gains (losses) on investments (both realized and unrealized)	2.31	(5.15)		2.83	5.91		0.11

Total income (loss) from investment operations	2.27	(5.23)		2.72	5.83		0.10

Less distributions:
Dividends from net investment income	–	–		–	–		–
Distributions from net realized gains	(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Total distributions	(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$13.77	$11.67		$18.34	$19.30		$15.40

Total returnE	19.46%	(28.45)%		14.30%	37.76%		0.53	%F

Ratios and supplemental data:
Net assets, end of period	$51,853,392	$38,307,599		$21,521,147	$17,036,408		$8,132,874
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%	1.04%		1.01%	1.02%		1.41	%G
Expenses, net of reimbursements and/or recoupments	0.96%	0.96%		0.96%	0.95	%H	0.96	%G I
Net investment (loss), before expense reimbursements and/or recoupments	(0.57)%	(0.63	)%B	(0.80)%	(0.76)%		(1.18	)%G
Net investment (loss), net of reimbursements and/or recoupments	(0.48)%	(0.55	)%B	(0.75)%	(0.69)%		(0.73	)%G
Portfolio turnover rate	15%	27%		28%	18%		20	%F

A	Class launched on April 30, 2019 and commenced operations on May 1, 2019 (Note 1).
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0084.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

56

American Beacon FundsSM

Federal Tax Information

December 31, 2023 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2023. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2023.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2023. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Qualified Dividend Income:

Stephens Mid-Cap Growth	0.00%
Stephens Small Cap Growth	0.00%

Long-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$0
Stephens Small Cap Growth	$4,038,113

Short-Term Capital Gain Distributions:

Stephens Mid-Cap Growth	$0
Stephens Small Cap Growth	$0

Shareholders received notification in January 2024 of the applicable tax information necessary to prepare their 2023 income tax returns.

57

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

On December 29, 2023, Resolute Investment Managers, Inc. (“RIM”), the parent company of American Beacon Advisors, Inc. (“Manager”), and certain of its affiliates (collectively, “Resolute”), and their equity owners completed a transaction (“Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) Resolute Investment Holdings, LLC (“RIH”), Resolute Topco, Inc. (“Topco”), which was a wholly-owned subsidiary of RIH prior to the Closing, RIM, and certain of their affiliates, and (ii) the prior owners of approximately 93% of RIH, entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled.

Upon the Closing, the Manager became wholly owned indirectly by the New Ownership Group. This change in control was deemed to be an “assignment” under the Investment Company Act of 1940 Act, as amended (“1940 Act”), of the (i) existing management agreement (“Prior Management Agreement”) between the Manager and American Beacon Funds (“Trust”) with respect to the American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund ( the “Funds”) and other series of the Trust (“Other Funds”), and (ii) existing investment advisory agreement (“Prior Investment Advisory Agreement”) among the Manager, Stephens Investment Management Group, LLC (“Sub-Advisor”) and the Trust, on behalf of the Funds. As required by the 1940 Act, the Prior Management Agreement and Prior Investment Advisory Agreement (collectively, the “Prior Agreements”) provided for their automatic termination in the event of an assignment, and, therefore, terminated upon the Closing.

The Board of Trustees (“Trustees” or “Board”) of the Trust met by videoconference on July 7, 2023, and in-person on July 12, 2023 (“July Meetings”), to discuss the Transaction and consider the effect that the Transaction would have on the Funds and the Other Funds. In addition, the Board received various information from the Manager regarding the intended purposes and framework of the Transaction at its meetings in-person on February 28–March 1, 2023 (“March Meeting”) and June 6–7, 2023, and by videoconference on May 16, 2023 (“May-June Meetings”). Following the March Meeting, the Board designated an ad hoc special committee (“Committee”) to meet with representatives of the Manager and receive updates on the negotiations and, as appropriate, to provide input with respect to the process. Throughout this process, the Board and the Committee were advised by independent legal counsel and received guidance concerning, among other matters, the Trustees’ responsibilities in connection with their consideration with respect to the Funds of a new Management Agreement (“New Management Agreement”), and a new Investment Advisory Agreement (collectively with the New Management Agreement, the “New Agreements”). The Trustees were advised that the New Agreements would replace the Prior Agreements upon the assignment and termination of the Prior Agreements upon the Closing.

In advance of the July Meetings, the Board requested and received detailed information from the Manager regarding the Transaction. In connection with the Transaction, the Board reviewed materials furnished by the Manager, which had been reviewed, as applicable, by representatives of the New Ownership Group, and met with senior representatives of the Manager. The Board also reviewed the material terms of the Transaction and considered its possible effects on the Funds and their shareholders. During these meetings, representatives of the Manager indicated their belief that the Transaction would not adversely affect the continued operation of the Funds, the capabilities of the key personnel of the Manager who currently manage the Funds to continue to provide services to the Funds at the current levels, or the capabilities of the Sub-Advisor to provide the same level of services to the Funds.

In evaluating the New Management Agreement, the Trustees considered that they generally have been satisfied with the nature and quality of the services provided to the Funds by the Manager, including investment advisory and administrative services, and that the Funds would be best served by an arrangement that appeared likely to maintain the continuity and stability of these services. Accordingly, the Board considered information communicated by the Manager regarding the anticipated benefits of the substantially strengthened capital structure of Resolute that would result from the Transaction, and the related positive anticipated impact on the Manager’s resources available for future staffing, compensation, and staff retention. The Manager’s

58

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

representatives also indicated that they believe that the Transaction best facilitates continuity of management and view such continuity as beneficial to the long-term success of the Funds, but noted that there could be no assurance of any particular benefits that may result.

In connection with the Board’s determination to approve the New Agreements, the Trustees considered, among other information, the following factors as they relate to the Transaction:

•

The manner in which the Funds’ assets are managed will not change as a result of the Transaction, and the same people who currently manage the Funds’ assets are expected to continue to do so after the Transaction;

•	The fee rates payable by each Fund under the New Agreements are the same as the fee rates payable under the Prior Agreements;

•

The Manager’s commitment to maintaining the contractual fee waiver/expense reimbursement agreement that is currently in effect with respect to each Fund for a period of two years following the Closing to ensure that shareholders do not face an increase in expenses;

•	The New Agreements are identical in all material respects to the Prior Agreements;

•	The Manager and the Sub-Advisor would provide the same services to the Funds pursuant to the New Agreements as they had been providing under the Prior Agreements;

•

The Manager’s personnel who will provide management services to the Funds are not expected to change and the commitment of the New Ownership Group to retain key personnel currently employed by the Manager who currently provide services to the Funds;

•	The Sub-Advisor’s personnel who will provide advisory services to the Funds are not expected to change;

•

Resolute’s substantially strengthened capital structure following the Closing, which the Manager represented would enable Resolute to continue to provide the Manager with the financial resources necessary to continue to operate and grow the Funds;

•

The anticipated governance structure to be employed in the management of RIM and that following the Transaction the Manager is expected to maintain continuity of management, a similar degree of operational autonomy and its current culture of compliance;

•	The various measures in place and/or prepared to be employed to address any potential impact of the Transaction on the Manager’s business, including its day-to-day operations;

•	The anticipated absence of any adverse impact of the Transaction on the Funds’ Sub-Advisor and other key service providers;

•

The alignment of the strategic business objectives of the New Ownership Group with regard to its investment in the Manager and the Manager’s activities with respect to the Trust, which objectives are consistent with the Manager’s current objectives;

•

Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as the Manager and, indirectly, the New Ownership Group will bear the costs, fees and expenses incurred by the Funds in connection with the Transaction, including the proxy statement, the fees and expenses of accountants and attorneys relating to the Transaction, and the fees and expenses of the Board and the Committee for meetings held in connection with the Transaction;

•

The Funds may realize benefits as a result of the Transaction, including that the Transaction is expected to maintain continuity of management of the Funds and may reduce the potential vulnerability to a future change in control of the Manager that could be adverse to the Funds’ interests and affect the retention of key employees providing services to the Funds;

59

Disclosure Regarding the Approval of New Management and Investment Advisory Agreements (Unaudited)

•

The Manager’s representation that there had been no material changes or developments relating to the Manager or the Sub-Advisor since the May-June Meetings, other than the changes or developments subsequently reported to the Board; and

•	The Trustees had requested and evaluated information relevant to the renewal of the Prior Agreements at their May-June Meetings.

In light of the proximity of the Board’s consideration of the renewal of the Prior Agreements at the May-June Meetings, the Trustees determined that it was not necessary to repeat certain aspects of the review conducted in connection with the approvals made the prior month. Based on the process undertaken and the considerations weighed by the Board with respect to the renewal of the Prior Agreements, and the Board’s due diligence review in connection with the Transaction during the July Meetings, the Board approved the New Agreements at the July 12, 2023 meeting, and recommended that, to the extent required, the shareholders of the Funds also approve the New Agreements. The factors considered by the Board in connection with the approval of the Prior Agreements are described in the section of the Funds’ Semi-Annual Report dated June 30, 2023 titled “Disclosures Regarding Approvals of the Management and Investment Advisory Agreements.”

60

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. A quorum was achieved and the shareholders of the American Beacon Stephens Mid-Cap Growth Fund, a portfolio in the Trust, approved a new Management Agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Fund. The shareholders of the American Beacon Stephens Small Cap Growth Fund (“the Fund”), a portfolio in the Trust, failed to approve a new Management Agreement between American Beacon and the Trust, with respect to the Fund. The meeting was adjourned to November 17, 2023, and once again to December 8, 2023. At the meeting on December 8, 2023, a quorum was achieved, and the shareholders of the Fund approved a new management agreement between American Beacon and the Trust, with respect to the Fund. The new Management Agreement with respect to the Funds became effective December 29, 2023 following the change in control of American Beacon. Approval of this proposal required a majority of the outstanding voting securities of each Fund.

The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
American Beacon Stephens Mid-Cap Growth Fund	11,827,362.69	42,172.87	19,584.17	6,565,444.70
American Beacon Stephens Small Cap Growth Fund	11,349,683.24	65,628.29	689,275.08	11,889,836.43

61

Trustees and Officers of the American Beacon FundsSM (Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. The address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-eight funds in the fund complex that includes the Trust, the American Beacon Select Funds, and the American Beacon Institutional Funds Trust. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Eugene J. Duffy (1954)**	Trustee since 2008	Managing Director, Global Investment Management Distribution, Mesirow Financial Administrative Corporation (2016-Present); Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-2016); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (1969)	Trustee since 2015	Chief Financial Officer (2022-Present), The Conrad Prebys Foundation; President, SJVIIF, LLC, Impact Investment Fund (2018-2022); Director, Kura MD, Inc. (local telehealth organization) (2015-2017); Senior Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-2022); Senior Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-2022); Director, Sacramento Regional Technology Alliance (2011-2016); Director, Valley Healthcare Staffing (2017-2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

Joseph B. Armes (1962)	Trustee since 2015	Director, Switchback Energy Acquisition (2019-2021); Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2015-Present); Chairman of the Board of Capital Southwest Corporation, predecessor to CSW Industrials, Inc. (2014-2017) (investment company); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-2018); Trustee, American Beacon Select Funds (2015-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

Gerard J. Arpey (1958)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Director, S.C. Johnson & Son, Inc. (privately held company) (2008-present); Director, The Home Depot, Inc. (2015-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

62

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)	Term
Lifetime of Trust until removal, resignation or retirement*

Brenda A. Cline (1960)	Trustee since 2004 Chair since 2019 Vice Chair 2018	Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Tyler Technologies, Inc. (public sector software solutions company) (2014-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Trustee, Cushing Closed-End and Open-End Funds (2017-2021); Chair, (2019-Present), Vice Chair (2018), Trustee (2004-Present), American Beacon Select Funds; Chair (2019-Present), Vice Chair (2018), Trustee (2017-Present), American Beacon Institutional Funds Trust; Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Sound Point Enhanced Income Fund (2018-2021); Chair (2019-2021), Vice Chair (2018), Trustee (2018-2021), American Beacon Apollo Total Return Fund (2018-2021).

Claudia A. Holz (1957)	Trustee since 2018	Independent Director, Blue Owl Capital, Inc. (2021-Present); Partner, KPMG LLP (1990-2017); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

Douglas A. Lindgren (1961)	Trustee since 2018	Director, JLL Income Property Trust (2022-Present); CEO North America, Carne Global Financial Services (2016-2017); Consultant, Carne Financial Services (2017-2019); Managing Director, IPS Investment Management and Global Head, Content Management, UBS Wealth Management (2010-2016); Trustee, American Beacon Select Funds (2018-Present); Trustee, American Beacon Institutional Funds Trust (2018-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

Barbara J. McKenna, CFA (1963)	Trustee since 2012	President/Managing Principal, Longfellow Investment Management Company (2005-Present, President since 2009); Member, External Diversity Council of the Federal Reserve Bank of Boston (2021-Present); Member, Federal Reserve Bank of Boston CEO Roundtable (2021-Present); Board Advisor, United States Tennis Association (2021-Present); Trustee, American Beacon Select Funds (2012-Present); Trustee, American Beacon Institutional Funds Trust (2017-Present); Trustee, American Beacon Sound Point Enhanced Income Fund (2018-2021); Trustee, American Beacon Apollo Total Return Fund (2018-2021).

63

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS	Term
One Year

Jeffrey K. Ringdahl (1975)	President since 2022 Vice President (2010-2022)	Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2010-2022), Senior Vice President (2013-2018), American Beacon Advisors, Inc.; Director (2015-Present), President (2018-Present), Resolute Investment Holdings, LLC; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Topco, Inc.; Director (2015-Present), President (2018-Present), Senior Vice President (2015-2018), Resolute Acquisition, Inc.; Director (2015-Present), President (2018-Present), Chief Executive Officer (2022-Present); Chief Operating Officer (2018-2022), Senior Vice President (2015-2018), Resolute Investment Managers, Inc.; Director (2017-Present), President & Chief Executive Officer (2022-Present), Executive Vice President (2017-2022), Resolute Investment Distributors, Inc.; Director (2017-Present), President (2018-Present), Chief Executive Officer (2022-Present), Chief Operating Officer (2018-2022), Resolute Investment Services, Inc.; President (2022-Present), Senior Vice President (2017-2022), Manager (2015-Present), American Private Equity Management, L.L.C.; Trustee, American Beacon NextShares Trust (2015-2020); Director, Executive Vice President & Chief Operating Officer, Alpha Quant Advisors, LLC (2016-2020); Director, Shapiro Capital Management, LLC (2017-Present); Director and Executive Vice President, Continuous Capital, LLC (2018-2022); Director, RSW Investments Holdings LLC (2019-Present); Manager, SSI Investment Management, LLC (2019-Present); Director, National Investment Services of America, LLC (2019-Present); Director (2014-Present), President (2022-Present), Vice President (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director (2018-Present), President (2022-Present), (Vice President (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; President (2022-Present); Vice President (2010-2022), Director and President, American Beacon Cayman Multi-Alternatives Company, Ltd.; (2023-Present); Director and President, American Beacon Cayman Trend Company, Ltd. (2023-Present); American Beacon Select Funds; President (2022-Present), Vice President (2017-2022), American Beacon Institutional Funds Trust; Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

64

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Rosemary K. Behan (1959)	VP, Secretary and Chief Legal Officer since 2006	Senior Vice President (2021-Present), Vice President (2006-2021), Secretary and General Counsel (2006-Present), American Beacon Advisors, Inc.; Secretary, Resolute Investment Holdings, LLC (2015-Present); Secretary, Resolute Topco, Inc. (2015-Present); Secretary, Resolute Acquisition, Inc. (2015-Present); Senior Vice President (2021-Present), Vice President (2015-2021), Secretary and General Counsel (2015-Present), Resolute Investment Managers, Inc.; Secretary, Resolute Investment Distributors, Inc. (2017-Present); Senior Vice President (2021-Present), Vice President (2017-2021), Secretary and General Counsel (2017-Present), Resolute Investment Services, Inc.; Secretary, American Private Equity Management, L.L.C. (2008-Present); Secretary and General Counsel, Alpha Quant Advisors, LLC (2016-2020); Vice President and Secretary, Continuous Capital, LLC (2018-2022); Secretary, Green Harvest Asset Management (2019-2021); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Select Funds (2006-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Legal Officer, Vice President and Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Legal Officer, Vice President and Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Gregory J. Stumm (1981)	VP since 2022	Senior Vice President, American Beacon Advisors, Inc. (2022-Present); Senior Vice President, Resolute Investment Managers, Inc. (2022-Present); Director and Senior Vice President, Resolute Investment Distributors, Inc. (2022-Present); Senior Vice President, Resolute Investment Services, Inc. (2022-Present); Vice President, American Beacon Select Funds (2022-Present); Vice President, American Beacon Institutional Funds Trust (2022-Present).

Paul B. Cavazos (1969)	VP since 2016	Chief Investment Officer and Senior Vice President, American Beacon Advisors, Inc. (2016-Present); American Private Equity Management, L.L.C. (2017-Present); Vice President, American Beacon Select Funds (2016-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Erica Duncan (1970)	VP since 2011	Vice President, American Beacon Advisors, Inc. (2011-Present); Vice President, Resolute Investment Managers (2018-Present); Vice President, Resolute Investment Services, Inc. (2018-Present); Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

65

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Melinda G. Heika (1961)	VP since 2021	Senior Vice President (2021-Present), Treasurer and CFO (2010-Present), American Beacon Advisors, Inc.; Treasurer, Resolute Topco, Inc. (2015-Present); Treasurer, Resolute Investment Holdings, LLC. (2015-Present); Treasurer, Resolute Acquisition, Inc. (2015-Present); Senior Vice President (2021-Present), Treasurer and CFO (2017-Present), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present); Treasurer and CFO (2017-Present), Resolute Investment Services, Inc.; Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer and CFO, Alpha Quant Advisors, LLC (2016-2020); Treasurer and CFO, Continuous Capital, LLC (2018-2022); Director (2014-Present), Vice President (2022-Present) and Treasurer (2014-2022), American Beacon Cayman Managed Futures Strategy Fund, Ltd.; Director and Vice President (2022-Present), and Treasurer(2018-2022), American Beacon Cayman TargetRisk Company, Ltd. (2018-Present); Director and Vice President, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Director and Vice President, American Beacon Cayman Trend Company, Ltd. (2023-Present) Principal Accounting Officer and Treasurer (2010-2021); American Beacon Funds; Vice President (2021-Present), Principal Accounting Officer (2017-2021) and Treasurer (2010-2021), American Beacon Select Funds; Vice President (2021-Present), Principal Accounting Officer and Treasurer (2017-2021), American Beacon Institutional Funds Trust; Vice President (2021), Principal Accounting Officer and Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Vice President (2021), Principal Accounting Officer and Treasurer, American Beacon Apollo Total Return Fund (2018-2021).

Terri L. McKinney (1963)	VP since 2010	Senior Vice President (2021-Present), Vice President (2009-2021), American Beacon Advisors, Inc.; Senior Vice President (2021-Present); Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2018-2021), Resolute Investment Services, Inc; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President, Continuous Capital, LLC (2018-2022); Vice President, American Beacon Select Funds (2010-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

Samuel J. Silver (1963)	VP since 2011	Vice President (2011-Present), Chief Fixed Income Officer (2016-Present), American Beacon Advisors, Inc.; Vice President, American Beacon Select Funds (2011-Present); Vice President, American Beacon Institutional Funds Trust (2017-Present); Vice President, American Beacon Sound Point Enhanced Income Fund (2018-2021); Vice President, American Beacon Apollo Total Return Fund (2018-2021).

66

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Christina E. Sears (1971)	Chief Compliance Officer since 2004	Chief Compliance Officer (2004-Present), Vice President (2019-Present); American Beacon Advisors, Inc.; Vice President, Resolute Investment Managers, Inc. (2017-Present); Vice President, Resolute Investment Distributors (2017-Present); Vice President, Resolute Investment Services, Inc. (2019-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present); Chief Compliance Officer, Green Harvest Asset Management, LLC (2019-2021); Chief Compliance Officer, RSW Investments Holdings, LLC (2019-Present); Chief Compliance Officer (2016-2019) and Vice President (2016-2020), Alpha Quant Advisors, LLC; Chief Compliance Officer (2018-2019), Vice President (2018-2022), Continuous Capital, LLC; Assistant Secretary, American Beacon Funds (1999-Present); Chief Compliance Officer (2004-Present) and Assistant Secretary (1999-Present), American Beacon Select Funds; Chief Compliance Officer and Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Chief Compliance Officer and Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Chief Compliance Officer and Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Sonia L. Bates (1956)	Principal Accounting Officer and Treasurer since 2021	Assistant Treasurer, American Beacon Advisors, Inc. (2023-Present); Vice President, Fund and Tax Reporting (2023-Present), Director, Fund and Tax Reporting (2011-2023), Resolute Investment Services, Inc.; Assistant Treasurer, American Private Equity Management, L.L.C. (2012-Present); Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Treasurer (2022-Present), Assistant Treasurer (2018-2022), American Beacon Cayman TargetRisk Company, Ltd.; Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Funds (2011-2021); Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2011-2021), American Beacon Select Funds; Principal Accounting Officer and Treasurer (2021-Present), Assistant Treasurer (2017-2021), American Beacon Institutional Funds Trust; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Sound Point Enhanced Income Fund; Principal Accounting Officer and Treasurer (2021), Assistant Treasurer (2018-2021), American Beacon Apollo Total Return Fund.

Shelley L. Dyson (1969)	Assistant Treasurer since 2021	Fund Tax Manager (2020-Present), Manager, Tax (2014-2020), Resolute Investment Services, Inc.; Assistant Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Treasurer, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Treasurer, American Beacon Select Funds (2021-Present); Assistant Treasurer, American Beacon Institutional Funds Trust (2021-Present); Assistant Treasurer, American Beacon Sound Point Enhanced Income Fund (2021); Assistant Treasurer, American Beacon Apollo Total Return Fund (2021).

67

Trustees and Officers of the American Beacon FundsSM (Unaudited)

Name, Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS (CONT.)	Term
One Year

Shelley D. Abrahams (1974)	Assistant Secretary since 2008	Corporate Governance Manager (2023-Present), Senior Corporate Governance & Regulatory Specialist (2020-2023), Corporate Governance & Regulatory Specialist (2017-2020), Resolute Investment Services, Inc.; Assistant Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman TargetRisk Company, Ltd. (2022-Present); Assistant Secretary, American Beacon Cayman Multi-Alternatives Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Cayman Trend Company, Ltd. (2023-Present); Assistant Secretary, American Beacon Select Funds (2008-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Rebecca L. Harris (1966)	Vice President since 2022	Senior Vice President (2021-Present), Vice President (2011-2021), American Beacon Advisors, Inc.; Senior Vice President (2021-Present), Vice President (2017-2021), Resolute Investment Managers, Inc.; Senior Vice President (2021-Present), Vice President (2015-Present), Resolute Investment Services; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President (2018-Present), Director (2022) Continuous Capital, LLC; Director, National Investment Services of America, LLC (2022-Present); Director, RSW Investments Holdings LLC (2022-Present); Director Shapiro Capital Management LLC (2022-Present); Director, SSI Investment Management LLC (2022-Present); Assistant Secretary, American Beacon Funds (2010-2022); Vice President (2022-Present), Assistant Secretary (2010-2022), American Beacon Select Funds; Vice President (2022-Present), Assistant Secretary (2017-2022), American Beacon Institutional Funds Trust; Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

Teresa A. Oxford (1958)	Assistant Secretary since 2015	Assistant Secretary and Associate General Counsel, American Beacon Advisors, Inc. (2015-Present); Assistant Secretary, Resolute Investment Distributors (2018-2021); Assistant Secretary and Associate General Counsel, Resolute Investment Managers, Inc. (2017-Present); Assistant Secretary and Associate General Counsel, Resolute Investment Services (2018-Present); Assistant Secretary, Alpha Quant Advisors, LLC (2016-2020); Assistant Secretary, Continuous Capital, LLC (2020-2022); Assistant Secretary, American Beacon Select Funds (2015-Present); Assistant Secretary, American Beacon Institutional Funds Trust (2017-Present); Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021).

* As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.

** Mr. Duffy is being deemed to be an “interested person” of the Trust, as defined by the Investment Company Act of 1940, as amended, by virtue of his position with Mesirow Financial, Inc., a broker-dealer.

68

American Beacon FundsSM

Privacy Policy

December 31, 2023 (Unaudited)

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you, so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/23

ITEM 2.	CODE OF ETHICS.

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer and principal financial officer. The registrant amended its code July 6, 2021 to remove two terminated investment companies and update the Principal Financial Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Claudia is considered “independent” as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$292,354	12/31/2022
$296,362	12/31/2023

(b)

Audit Related Fees	Fiscal Year Ended
$0	12/31/2022
$0	12/31/2023

(c)

Tax Fees (1)	Fiscal Year Ended
$ 67,110	12/31/2022
$110,350	12/31/2023

(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2022
$0	12/31/2023

(1)

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$67,110	$0	N/A	12/31/2022
$110,350	$32,969	N/A	12/31/2023

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Jeffrey K. Ringdahl

Jeffrey K. Ringdahl
President
American Beacon Funds
Date: March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey K. Ringdahl

Jeffrey K. Ringdahl
President
American Beacon Funds
Date: March 4, 2024

By /s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: March 4, 2024